N-4		12 Months Ended
	Apr. 30, 2026 USD ($) yr contract	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Prospectus:
Document Type	N-4
Entity Registrant Name	Athene Annuity and Life Company
Entity Central Index Key	0000837332
Entity Investment Company Type	N-4
Document Period End Date	Apr. 03, 2026
Amendment Flag	false
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Credits are Based in Part on Index Performance [Text Block]	We will apply positive or negative Segment Credits to amounts allocated to the Index-Linked Segment Options on the Segment End Date based, in part, on the performance of the Reference Index.
Index-Linked Option Overview, Investor Could Lose Money if Index Declines [Text Block]	You could lose a significant amount of money if the Reference Index declines in value.
Overview, Investor Could Lose Money Due to Contract Adjustments if Amounts are Removed [Text Block]	You could lose a significant amount of money due to the application of these adjustments.
Overview, Transactions Subject to Contract Adjustments [Text Block]	Any Withdrawal (including Free Withdrawal amount or surrender of your Contract) or payment of a Death Benefit from an Index-Linked Segment Option on any date prior to the Segment End Date will be subject to an Equity Adjustment. Any portion of a Withdrawal that is subject to a Withdrawal Charge during the first six Contract Years will also be subject to an Interest Adjustment.
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]

	FEES, EXPENSES	Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes. If you surrender your Contract or make a partial Withdrawal from the Contract greater than the Free Withdrawal amount during the first six Contract Years, you will be assessed a Withdrawal Charge of up to 8% of the Contract Value withdrawn less the Free Withdrawal amount. For example, if you make a withdrawal of $100,000 in the first Contract Year, you could pay a withdrawal charge of up to $8,000. This loss will be greater if there is a negative adjustment to the Interim Value, taxes, or tax penalties.

If you make a Withdrawal from your Contract, including a partial Withdrawal, Surrender, payment of a Death Benefit, annuitization, or exercise a Performance Lock, your Contract Value may be subject to an Equity Adjustment. The portion of amounts withdrawn from any Segment Option that are subject to a Withdrawal Charge during the first six Contract Years will also be subject to an Interest Adjustment.

In extreme situations you could lose up to 100% of your Segment Value due to a negative Interest Adjustment on money allocated to an Index-Linked Segment Option.. For example, if you allocate $100,000 to a 2-year Index-Linked Segment Option and during the first six Contract Years withdraw the entire amount before the 2-year Segment Term Period has elapsed, you could lose up to $100,000 due to a negative Interest Adjustment. This loss will be greater (but never more than 100% of your investment) if you also pay a Withdrawal Charge, taxes or tax penalties.

In extreme circumstances you could also lose up to 100% of your Segment Value due to a negative Equity Adjustment on money allocated to an Index-Linked Segment Option. For example, if you allocate $100,000 to a 2-year Index-Linked Segment Option and during the first six Contract Years withdraw the entire amount before the 2-year Segment Term Period has elapsed, you could lose up to $100,000 due to a negative Equity Adjustment. This loss will be greater (but never more than 100% of your investment) if you also pay a Withdrawal Charge, taxes or tax penalties.
Fee Table

Charges and Adjustments – Withdrawal Charges

Charges and Adjustments – Interest Adjustment

Charges and Adjustments –Equity Adjustment

Appendix B - Segment Interim Value Examples

Appendix C - Performance Lock Examples

Are There Transaction Charges?	No. The Contract does not impose any front-end load or charge on transfers between Segment Options.	N/A

Are There Ongoing Fees and Expenses?
Yes. The Contract imposes a Segment Fee on amounts allocated to Index-Linked Segment Options.

In addition, there is an implicit ongoing fee on the Index-Linked Segment Options to the extent that your participation in index gains is limited by the Cap Rate, Trigger Rate, or a Performance Lock that may be exercised for each Point-to-Point, Trigger, Dual Trigger, Dual Direction, Milestone Lock, and Performance Blend Segment Option. This means that your returns may be lower than index gains. In return for accepting this limit on index gains, you will receive some protection from index losses. This implicit fee is not reflected in the table below.

The table below describes the fees and expenses that you may pay each year depending on the Segment Options you choose. Please refer to your Contract Schedule for further information about the specific fees you will pay each year based on the Segment Option(s) you have elected.

Fee Table Charges and Adjustments – Segment Fees
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.9269%	0.9269%
[1]The Base Contract consists of the Segment Fee. The Segment Fee is calculated as a percentage of the Segment Fee Base for each Segment Option.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes you do not take any Withdrawals from the Contract, which could add Withdrawal Charges and negative adjustments to Segment Value that substantially increase costs.

	Lowest Annual Cost: $888.46	Highest Annual Cost: $888.46
	Assumes: - Investment of $100,000 - 5% annual appreciation - No Withdrawal charge - No Equity Adjustment - No Interest Adjustment - No additional Purchase Payments, transfers, or withdrawals	Assumes: - Investment of $100,000 - 5% annual appreciation - No Withdrawal charge - No Equity Adjustment - No Interest Adjustment - No additional Purchase Payments, transfers, or withdrawals

	RISKS	Location in Prospectus
Is There a Risk of Loss from Poor Performance?
Yes. You could lose money by investing in the Contract. Currently, each Index-Linked Segment Option offered has a Buffer Rate of 10%, 20% or 30%. This means you could lose up to 90% of the amount you invest in an Index-Linked Segment Option with a 10% Buffer Rate due to poor investment performance, up to 80% with a 20% Buffer Rate, and up to 70% with a 30% Buffer Rate. For currently offered Index-Linked Segment Options, the Buffer Rate will always be at least 10%. For any future Index-Linked Segment Options offered under this Contract, the Buffer Rate will always be at least 1%. With a 1% Buffer Rate, you could lose up to 99% of the amount you invest in an Index-Linked Segment Option due to poor investment performance.
Principal Risks of Investing in the Contract - Risk of Loss
Is this a Short-Term Investment?
No. The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the Contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the Contract as a short-term investment. Withdrawals may be subject to a Withdrawal Charge, federal and state income taxes and tax penalties. Withdrawals from an Index-Linked Segment Option before the Segment End Date may also be subject to a negative Equity Adjustment and Withdrawals taken from any Segment Option during the first six Contract Years may be subject to a negative Interest Adjustment.
Principal Risks of Investing in the Contract - Liquidity Risk

Any amounts withdrawn will also reduce your future growth potential from positive index performance because any subsequent positive Segment Credits will be lower due to the reduction in the Contract Value. The reduction in Contract Value may be significant, and may be greater than the amount withdrawn. Any amounts withdrawn could also result in significant reductions to your Death Benefit and other benefits available under the Contract. If you want to transfer the Segment Value to one or more Segment Options, you must notify us at least two Business Days prior to the next Segment End Date, and the Segment Value will be re-allocated following the Segment End Date according to your instructions. If you do not request a transfer of Segment Value on the Segment End Date, your Segment Value will remain in the same Segment Option(s), if available, subject to new Cap Rates, Participation Rates, Downside Participation Rates, Trigger Rates, and Annual Interest Rates. If you exercise a Performance Lock and do not instruct us otherwise, transfers between Segment Options at the next Segment End Date will be governed by the default re-allocation rules. Please see the “Performance Lock” section for more information.

What Are the Risks Associated with the Investment Options?
An investment in the Contract is subject to the risk of poor investment performance. Investment performance will vary depending on the performance of the Reference Index for the Index-Linked Segment Options under the Contract. Each Segment Option, including the Fixed Segment Option, will have its own unique risks. You should review the Segment Options before making an investment decision.

For investments in a Point-to-Point, Dual Direction, Milestone Lock, and Performance Blend Segment Option, the Cap Rate will limit positive index performance (e.g., limited upside). For example, if an Index-Linked Segment Option has a Cap Rate of 8% and the Index Change is 12%, the Segment Credit on the Segment End Date would be 8%.

For investments in a Trigger Segment Option, the Trigger Rate will also limit positive index performance (e.g., limited upside). For example, if a Trigger Segment Option has a Trigger Rate of 7% and the Index Change is 12%, the Segment Credit on the Segment End Date would be 7%.

For investments in a Dual Trigger Segment Option, the Trigger Rate will also limit positive index performance (e.g., limited upside). For example, if a Dual Trigger Segment Option has a Trigger Rate of 6% and the Index Change is 12%, the Segment Credit on the Segment End Date would be 6%.
Principal Risks of Investing in the Contract

In addition, if you exercise the Performance Lock provision on an Index-Linked Segment Option, you will not participate in any positive index performance that occurs following the application of the Performance Lock.

As a result, you may earn less than the index gain.

For investments in a Point-to-Point, Dual Direction, Milestone Lock, and Performance Blend Segment Option, we also apply a Participation Rate after the application of the Cap Rate, when calculating Segment Credits. For example, if an Index-Linked Segment Option is uncapped and has a Participation Rate of 125%, and the Index Change is 12%, the Segment Credit on the Segment End Date would be 15%.

For investments in a Dual Direction Segment Option, we also apply a Downside Participation Rate to negative index performance that is fully offset by the Buffer Rate. For example, if a Dual Direction Segment Option has a Buffer Rate of 10% and a Downside Participation Rate of 120%, and the Index Change is -5%, the Segment Credit on the Segment End Date would be 6%.

For investments in an Index-Linked Segment Option, the Buffer Rate will limit negative returns (e.g., limited protection in the case of market decline). For example, if the Index-Linked Segment Option has a Buffer Rate of 10% and the Index Change is −25%, we will absorb the first 10% of negative index performance, and the Segment Credit will be -15% (the remaining amount of the negative index performance) on the Segment End Date.

Each Reference Index other than the Shiller Barclays CAPE® Index is a price return index, not a total return index, and therefore does not reflect dividends paid on the securities composing the Reference Index. This will reduce the Index Change and will cause the Reference Index to underperform a direct investment in the securities composing the Reference Index. The returns on the Shiller Barclays CAPE® Index are net of a 0.95% annualized fee, which will cause the index to underperform a direct investment in securities composing the index.

What Are the Risks Related to the Insurance Company?	An investment in the Contract is subject to risks related to the Company. Any payment obligations under the Contract, including the Index-Linked Segment Options and the Fixed Option, guarantees and benefits, are subject to the Company’s claims-paying ability. You may obtain more information about the Company’s financial strength by contacting us at (888) 266-8489.	Principal Risks of Investing in the Contract - Our Financial Strength and Claims Paying Ability

RESTRICTIONS
Are There Restrictions on the Investment Options?
Yes. You cannot transfer out of an Index-Linked Segment Option to another Segment Option prior to the Segment End Date. If you do not want to remain in an Index-Linked Segment Option until the Segment End Date, your only options are to exercise a Performance Lock, make a Withdrawal out of an Index-Linked Segment Option, or surrender the Contract. The amount you would receive would be based on the Interim Value. For Withdrawals and surrenders, Withdrawal Charges may also apply.

We will notify you of the applicable Cap Rate, Participation Rate, Downside Participation Rate, and Trigger Rate for the new Segment Term Period for each Index-Linked Segment Option at least 15 days prior to the Segment End Date of the prior Segment Term Period. You may elect a Segment Option with a six-year Segment Term Period only during the first Contract Year. The Performance Blend and Milestone Segment Options are available only with a six-year Segment Term Period. Six-year Segment Option are not available for renewal Two-year Segment Options are not available for renewal after the first six Contract Years. Segment Options available beyond the Withdrawal Charge Period will be limited to one-year Segment Term Periods. If you do not request a transfer or withdraw the Segment Value, Segment Options with six-year and two-year Segment Term Periods ending on or after the last day of the Withdrawal Charge Period will follow the default re-allocation rules noted in Appendix A.

If the publication of a Reference Index is discontinued or the calculation of the Index is substantially changed, we have the right to substitute an alternative index prior to the Segment End Date. If we substitute an index for an existing Index-Linked Segment Option during a Segment Term Period, we will not change the applicable Buffer Rate, Cap Rate, Participation Rate, Downside Participation Rate, or Trigger Rate. We will attempt to choose a new index that has a similar objective and risk profile to the existing Reference Index.

The availability of Segment Options and/or Reference Indices may vary by state or financial intermediary. Please see “Appendix D - State Variation Chart” and “Appendix E - Financial Intermediary Variation Chart” for details.

The Insurance Company and Investment Options - The Segment Options

Principal Risks of Investing in the Contract -Discontinuation or Substitution of an Index

Appendix D - State Variation Chart

Appendix E - Financial Intermediary Variation Chart

Are There Any Restrictions on Contract Benefits?
Yes.
•There are restrictions and limitations relating to benefits offered under the Contract (Death Benefit, Free Withdrawals, Required Minimum Distributions, Performance Lock, Confinement Waiver, Terminal Illness Waiver).
•Except as otherwise provided in the prospectus, the Confinement Waiver, Terminal Illness Waiver, and Guaranteed Minimum Death Benefit may not be terminated by the Company. Please see the “Confinement Waiver”, “Terminal Illness Waiver”, and “Death Benefit” sections for information about actions that can cause these benefits to terminate.
•Withdrawals will reduce the Death Benefit, perhaps by more than the amount withdrawn.

The availability of contract benefits may vary by state or financial intermediary. Please see “Appendix D - State Variation Chart” and “Appendix E - Financial Intermediary Variation Chart” for details.
Benefits Available Under the Contract Appendix D -State Variation Chart Appendix E - Financial Intermediary Variation Chart
TAXES
What are the Contract’s Tax Implications?
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Contract. Withdrawals will be subject to ordinary income tax and may be subject to tax penalties. Generally, you are not taxed until you make a Withdrawal from the Contract. There is no additional tax benefit to the investor if the Contract is purchased as a Qualified Contract.
Taxes
	CONFLICTS OF INTEREST	Location in Prospectus
How are Financial Professionals Compensated?
Some Financial Professionals may receive compensation for selling the Contract to you, both in the form of commissions and in the form of production incentives as explained in the “Distribution” section. Financial professionals may also receive additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). This conflict of interest may influence the financial professional to recommend this Contract over another investment.
Other Information - Distribution
Should I Exchange My Contract?
Some financial professionals may have a financial incentive to offer a new contract in place of the one you already own. You should only exchange your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract rather than continue to own your existing Contract.
Other Information - Distribution

Charges for Early Withdrawals [Text Block]
Yes. If you surrender your Contract or make a partial Withdrawal from the Contract greater than the Free Withdrawal amount during the first six Contract Years, you will be assessed a Withdrawal Charge of up to 8% of the Contract Value withdrawn less the Free Withdrawal amount. For example, if you make a withdrawal of $100,000 in the first Contract Year, you could pay a withdrawal charge of up to $8,000. This loss will be greater if there is a negative adjustment to the Interim Value, taxes, or tax penalties.

If you make a Withdrawal from your Contract, including a partial Withdrawal, Surrender, payment of a Death Benefit, annuitization, or exercise a Performance Lock, your Contract Value may be subject to an Equity Adjustment. The portion of amounts withdrawn from any Segment Option that are subject to a Withdrawal Charge during the first six Contract Years will also be subject to an Interest Adjustment.

In extreme situations you could lose up to 100% of your Segment Value due to a negative Interest Adjustment on money allocated to an Index-Linked Segment Option.. For example, if you allocate $100,000 to a 2-year Index-Linked Segment Option and during the first six Contract Years withdraw the entire amount before the 2-year Segment Term Period has elapsed, you could lose up to $100,000 due to a negative Interest Adjustment. This loss will be greater (but never more than 100% of your investment) if you also pay a Withdrawal Charge, taxes or tax penalties.

In extreme circumstances you could also lose up to 100% of your Segment Value due to a negative Equity Adjustment on money allocated to an Index-Linked Segment Option. For example, if you allocate $100,000 to a 2-year Index-Linked Segment Option and during the first six Contract Years withdraw the entire amount before the 2-year Segment Term Period has elapsed, you could lose up to $100,000 due to a negative Equity Adjustment. This loss will be greater (but never more than 100% of your investment) if you also pay a Withdrawal Charge, taxes or tax penalties.

Surrender Charge Phaseout Period, Years | yr	6
Surrender Charge (of Amount Surrendered) Maximum [Percent]	8.00%
Surrender Charge Example Maximum [Dollars]	$ 8,000
Key Information, Contract Adjustments if Amounts are Removed [Text Block]	If you make a Withdrawal from your Contract, including a partial Withdrawal, Surrender, payment of a Death Benefit, annuitization, or exercise a Performance Lock, your Contract Value may be subject to an Equity Adjustment. The portion of amounts withdrawn from any Segment Option that are subject to a Withdrawal Charge during the first six Contract Years will also be subject to an Interest Adjustment.
Transaction Charges [Text Block]	No. The Contract does not impose any front-end load or charge on transfers between Segment Options.
Ongoing Fees and Expenses [Table Text Block]

	FEES, EXPENSES	Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes. If you surrender your Contract or make a partial Withdrawal from the Contract greater than the Free Withdrawal amount during the first six Contract Years, you will be assessed a Withdrawal Charge of up to 8% of the Contract Value withdrawn less the Free Withdrawal amount. For example, if you make a withdrawal of $100,000 in the first Contract Year, you could pay a withdrawal charge of up to $8,000. This loss will be greater if there is a negative adjustment to the Interim Value, taxes, or tax penalties.

If you make a Withdrawal from your Contract, including a partial Withdrawal, Surrender, payment of a Death Benefit, annuitization, or exercise a Performance Lock, your Contract Value may be subject to an Equity Adjustment. The portion of amounts withdrawn from any Segment Option that are subject to a Withdrawal Charge during the first six Contract Years will also be subject to an Interest Adjustment.

In extreme situations you could lose up to 100% of your Segment Value due to a negative Interest Adjustment on money allocated to an Index-Linked Segment Option.. For example, if you allocate $100,000 to a 2-year Index-Linked Segment Option and during the first six Contract Years withdraw the entire amount before the 2-year Segment Term Period has elapsed, you could lose up to $100,000 due to a negative Interest Adjustment. This loss will be greater (but never more than 100% of your investment) if you also pay a Withdrawal Charge, taxes or tax penalties.

In extreme circumstances you could also lose up to 100% of your Segment Value due to a negative Equity Adjustment on money allocated to an Index-Linked Segment Option. For example, if you allocate $100,000 to a 2-year Index-Linked Segment Option and during the first six Contract Years withdraw the entire amount before the 2-year Segment Term Period has elapsed, you could lose up to $100,000 due to a negative Equity Adjustment. This loss will be greater (but never more than 100% of your investment) if you also pay a Withdrawal Charge, taxes or tax penalties.
Fee Table

Charges and Adjustments – Withdrawal Charges

Charges and Adjustments – Interest Adjustment

Charges and Adjustments –Equity Adjustment

Appendix B - Segment Interim Value Examples

Appendix C - Performance Lock Examples

Are There Transaction Charges?	No. The Contract does not impose any front-end load or charge on transfers between Segment Options.	N/A

Are There Ongoing Fees and Expenses?
Yes. The Contract imposes a Segment Fee on amounts allocated to Index-Linked Segment Options.

In addition, there is an implicit ongoing fee on the Index-Linked Segment Options to the extent that your participation in index gains is limited by the Cap Rate, Trigger Rate, or a Performance Lock that may be exercised for each Point-to-Point, Trigger, Dual Trigger, Dual Direction, Milestone Lock, and Performance Blend Segment Option. This means that your returns may be lower than index gains. In return for accepting this limit on index gains, you will receive some protection from index losses. This implicit fee is not reflected in the table below.

The table below describes the fees and expenses that you may pay each year depending on the Segment Options you choose. Please refer to your Contract Schedule for further information about the specific fees you will pay each year based on the Segment Option(s) you have elected.

Fee Table Charges and Adjustments – Segment Fees
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.9269%	0.9269%
[1]The Base Contract consists of the Segment Fee. The Segment Fee is calculated as a percentage of the Segment Fee Base for each Segment Option.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes you do not take any Withdrawals from the Contract, which could add Withdrawal Charges and negative adjustments to Segment Value that substantially increase costs.

	Lowest Annual Cost: $888.46	Highest Annual Cost: $888.46
	Assumes: - Investment of $100,000 - 5% annual appreciation - No Withdrawal charge - No Equity Adjustment - No Interest Adjustment - No additional Purchase Payments, transfers, or withdrawals	Assumes: - Investment of $100,000 - 5% annual appreciation - No Withdrawal charge - No Equity Adjustment - No Interest Adjustment - No additional Purchase Payments, transfers, or withdrawals

	RISKS	Location in Prospectus
Is There a Risk of Loss from Poor Performance?
Yes. You could lose money by investing in the Contract. Currently, each Index-Linked Segment Option offered has a Buffer Rate of 10%, 20% or 30%. This means you could lose up to 90% of the amount you invest in an Index-Linked Segment Option with a 10% Buffer Rate due to poor investment performance, up to 80% with a 20% Buffer Rate, and up to 70% with a 30% Buffer Rate. For currently offered Index-Linked Segment Options, the Buffer Rate will always be at least 10%. For any future Index-Linked Segment Options offered under this Contract, the Buffer Rate will always be at least 1%. With a 1% Buffer Rate, you could lose up to 99% of the amount you invest in an Index-Linked Segment Option due to poor investment performance.
Principal Risks of Investing in the Contract - Risk of Loss
Is this a Short-Term Investment?
No. The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the Contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the Contract as a short-term investment. Withdrawals may be subject to a Withdrawal Charge, federal and state income taxes and tax penalties. Withdrawals from an Index-Linked Segment Option before the Segment End Date may also be subject to a negative Equity Adjustment and Withdrawals taken from any Segment Option during the first six Contract Years may be subject to a negative Interest Adjustment.
Principal Risks of Investing in the Contract - Liquidity Risk

Any amounts withdrawn will also reduce your future growth potential from positive index performance because any subsequent positive Segment Credits will be lower due to the reduction in the Contract Value. The reduction in Contract Value may be significant, and may be greater than the amount withdrawn. Any amounts withdrawn could also result in significant reductions to your Death Benefit and other benefits available under the Contract. If you want to transfer the Segment Value to one or more Segment Options, you must notify us at least two Business Days prior to the next Segment End Date, and the Segment Value will be re-allocated following the Segment End Date according to your instructions. If you do not request a transfer of Segment Value on the Segment End Date, your Segment Value will remain in the same Segment Option(s), if available, subject to new Cap Rates, Participation Rates, Downside Participation Rates, Trigger Rates, and Annual Interest Rates. If you exercise a Performance Lock and do not instruct us otherwise, transfers between Segment Options at the next Segment End Date will be governed by the default re-allocation rules. Please see the “Performance Lock” section for more information.

What Are the Risks Associated with the Investment Options?
An investment in the Contract is subject to the risk of poor investment performance. Investment performance will vary depending on the performance of the Reference Index for the Index-Linked Segment Options under the Contract. Each Segment Option, including the Fixed Segment Option, will have its own unique risks. You should review the Segment Options before making an investment decision.

For investments in a Point-to-Point, Dual Direction, Milestone Lock, and Performance Blend Segment Option, the Cap Rate will limit positive index performance (e.g., limited upside). For example, if an Index-Linked Segment Option has a Cap Rate of 8% and the Index Change is 12%, the Segment Credit on the Segment End Date would be 8%.

For investments in a Trigger Segment Option, the Trigger Rate will also limit positive index performance (e.g., limited upside). For example, if a Trigger Segment Option has a Trigger Rate of 7% and the Index Change is 12%, the Segment Credit on the Segment End Date would be 7%.

For investments in a Dual Trigger Segment Option, the Trigger Rate will also limit positive index performance (e.g., limited upside). For example, if a Dual Trigger Segment Option has a Trigger Rate of 6% and the Index Change is 12%, the Segment Credit on the Segment End Date would be 6%.
Principal Risks of Investing in the Contract

In addition, if you exercise the Performance Lock provision on an Index-Linked Segment Option, you will not participate in any positive index performance that occurs following the application of the Performance Lock.

As a result, you may earn less than the index gain.

For investments in a Point-to-Point, Dual Direction, Milestone Lock, and Performance Blend Segment Option, we also apply a Participation Rate after the application of the Cap Rate, when calculating Segment Credits. For example, if an Index-Linked Segment Option is uncapped and has a Participation Rate of 125%, and the Index Change is 12%, the Segment Credit on the Segment End Date would be 15%.

For investments in a Dual Direction Segment Option, we also apply a Downside Participation Rate to negative index performance that is fully offset by the Buffer Rate. For example, if a Dual Direction Segment Option has a Buffer Rate of 10% and a Downside Participation Rate of 120%, and the Index Change is -5%, the Segment Credit on the Segment End Date would be 6%.

For investments in an Index-Linked Segment Option, the Buffer Rate will limit negative returns (e.g., limited protection in the case of market decline). For example, if the Index-Linked Segment Option has a Buffer Rate of 10% and the Index Change is −25%, we will absorb the first 10% of negative index performance, and the Segment Credit will be -15% (the remaining amount of the negative index performance) on the Segment End Date.

Each Reference Index other than the Shiller Barclays CAPE® Index is a price return index, not a total return index, and therefore does not reflect dividends paid on the securities composing the Reference Index. This will reduce the Index Change and will cause the Reference Index to underperform a direct investment in the securities composing the Reference Index. The returns on the Shiller Barclays CAPE® Index are net of a 0.95% annualized fee, which will cause the index to underperform a direct investment in securities composing the index.

What Are the Risks Related to the Insurance Company?	An investment in the Contract is subject to risks related to the Company. Any payment obligations under the Contract, including the Index-Linked Segment Options and the Fixed Option, guarantees and benefits, are subject to the Company’s claims-paying ability. You may obtain more information about the Company’s financial strength by contacting us at (888) 266-8489.	Principal Risks of Investing in the Contract - Our Financial Strength and Claims Paying Ability

RESTRICTIONS
Are There Restrictions on the Investment Options?
Yes. You cannot transfer out of an Index-Linked Segment Option to another Segment Option prior to the Segment End Date. If you do not want to remain in an Index-Linked Segment Option until the Segment End Date, your only options are to exercise a Performance Lock, make a Withdrawal out of an Index-Linked Segment Option, or surrender the Contract. The amount you would receive would be based on the Interim Value. For Withdrawals and surrenders, Withdrawal Charges may also apply.

We will notify you of the applicable Cap Rate, Participation Rate, Downside Participation Rate, and Trigger Rate for the new Segment Term Period for each Index-Linked Segment Option at least 15 days prior to the Segment End Date of the prior Segment Term Period. You may elect a Segment Option with a six-year Segment Term Period only during the first Contract Year. The Performance Blend and Milestone Segment Options are available only with a six-year Segment Term Period. Six-year Segment Option are not available for renewal Two-year Segment Options are not available for renewal after the first six Contract Years. Segment Options available beyond the Withdrawal Charge Period will be limited to one-year Segment Term Periods. If you do not request a transfer or withdraw the Segment Value, Segment Options with six-year and two-year Segment Term Periods ending on or after the last day of the Withdrawal Charge Period will follow the default re-allocation rules noted in Appendix A.

If the publication of a Reference Index is discontinued or the calculation of the Index is substantially changed, we have the right to substitute an alternative index prior to the Segment End Date. If we substitute an index for an existing Index-Linked Segment Option during a Segment Term Period, we will not change the applicable Buffer Rate, Cap Rate, Participation Rate, Downside Participation Rate, or Trigger Rate. We will attempt to choose a new index that has a similar objective and risk profile to the existing Reference Index.

The availability of Segment Options and/or Reference Indices may vary by state or financial intermediary. Please see “Appendix D - State Variation Chart” and “Appendix E - Financial Intermediary Variation Chart” for details.

The Insurance Company and Investment Options - The Segment Options

Principal Risks of Investing in the Contract -Discontinuation or Substitution of an Index

Appendix D - State Variation Chart

Appendix E - Financial Intermediary Variation Chart

Are There Any Restrictions on Contract Benefits?
Yes.
•There are restrictions and limitations relating to benefits offered under the Contract (Death Benefit, Free Withdrawals, Required Minimum Distributions, Performance Lock, Confinement Waiver, Terminal Illness Waiver).
•Except as otherwise provided in the prospectus, the Confinement Waiver, Terminal Illness Waiver, and Guaranteed Minimum Death Benefit may not be terminated by the Company. Please see the “Confinement Waiver”, “Terminal Illness Waiver”, and “Death Benefit” sections for information about actions that can cause these benefits to terminate.
•Withdrawals will reduce the Death Benefit, perhaps by more than the amount withdrawn.

The availability of contract benefits may vary by state or financial intermediary. Please see “Appendix D - State Variation Chart” and “Appendix E - Financial Intermediary Variation Chart” for details.
Benefits Available Under the Contract Appendix D -State Variation Chart Appendix E - Financial Intermediary Variation Chart
TAXES
What are the Contract’s Tax Implications?
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Contract. Withdrawals will be subject to ordinary income tax and may be subject to tax penalties. Generally, you are not taxed until you make a Withdrawal from the Contract. There is no additional tax benefit to the investor if the Contract is purchased as a Qualified Contract.
Taxes
	CONFLICTS OF INTEREST	Location in Prospectus
How are Financial Professionals Compensated?
Some Financial Professionals may receive compensation for selling the Contract to you, both in the form of commissions and in the form of production incentives as explained in the “Distribution” section. Financial professionals may also receive additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). This conflict of interest may influence the financial professional to recommend this Contract over another investment.
Other Information - Distribution
Should I Exchange My Contract?
Some financial professionals may have a financial incentive to offer a new contract in place of the one you already own. You should only exchange your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract rather than continue to own your existing Contract.
Other Information - Distribution

Base Contract (of Other Amount) (N-4) Minimum [Percent]	0.9269%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	0.9269%
Base Contract (N-4) Footnotes [Text Block]	[1]The Base Contract consists of the Segment Fee. The Segment Fee is calculated as a percentage of the Segment Fee Base for each Segment Option.
Index-Linked Option, Implicit Ongoing Fees [Text Block]	In addition, there is an implicit ongoing fee on the Index-Linked Segment Options to the extent that your participation in index gains is limited by the Cap Rate, Trigger Rate, or a Performance Lock that may be exercised for each Point-to-Point, Trigger, Dual Trigger, Dual Direction, Milestone Lock, and Performance Blend Segment Option.
Index-Linked Option, Implicit Ongoing Fees Return may be Lower than the Index Return [Text Block]	This means that your returns may be lower than index gains.
Index-Linked Option, Implicit Ongoing Fees Provide Some Protection from Index Losses [Text Block]	In return for accepting this limit on index gains, you will receive some protection from index losses. This implicit fee is not reflected in the table below.
Lowest and Highest Annual Cost [Table Text Block]

	FEES, EXPENSES	Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes. If you surrender your Contract or make a partial Withdrawal from the Contract greater than the Free Withdrawal amount during the first six Contract Years, you will be assessed a Withdrawal Charge of up to 8% of the Contract Value withdrawn less the Free Withdrawal amount. For example, if you make a withdrawal of $100,000 in the first Contract Year, you could pay a withdrawal charge of up to $8,000. This loss will be greater if there is a negative adjustment to the Interim Value, taxes, or tax penalties.

If you make a Withdrawal from your Contract, including a partial Withdrawal, Surrender, payment of a Death Benefit, annuitization, or exercise a Performance Lock, your Contract Value may be subject to an Equity Adjustment. The portion of amounts withdrawn from any Segment Option that are subject to a Withdrawal Charge during the first six Contract Years will also be subject to an Interest Adjustment.

In extreme situations you could lose up to 100% of your Segment Value due to a negative Interest Adjustment on money allocated to an Index-Linked Segment Option.. For example, if you allocate $100,000 to a 2-year Index-Linked Segment Option and during the first six Contract Years withdraw the entire amount before the 2-year Segment Term Period has elapsed, you could lose up to $100,000 due to a negative Interest Adjustment. This loss will be greater (but never more than 100% of your investment) if you also pay a Withdrawal Charge, taxes or tax penalties.

In extreme circumstances you could also lose up to 100% of your Segment Value due to a negative Equity Adjustment on money allocated to an Index-Linked Segment Option. For example, if you allocate $100,000 to a 2-year Index-Linked Segment Option and during the first six Contract Years withdraw the entire amount before the 2-year Segment Term Period has elapsed, you could lose up to $100,000 due to a negative Equity Adjustment. This loss will be greater (but never more than 100% of your investment) if you also pay a Withdrawal Charge, taxes or tax penalties.
Fee Table

Charges and Adjustments – Withdrawal Charges

Charges and Adjustments – Interest Adjustment

Charges and Adjustments –Equity Adjustment

Appendix B - Segment Interim Value Examples

Appendix C - Performance Lock Examples

Are There Transaction Charges?	No. The Contract does not impose any front-end load or charge on transfers between Segment Options.	N/A

Are There Ongoing Fees and Expenses?
Yes. The Contract imposes a Segment Fee on amounts allocated to Index-Linked Segment Options.

In addition, there is an implicit ongoing fee on the Index-Linked Segment Options to the extent that your participation in index gains is limited by the Cap Rate, Trigger Rate, or a Performance Lock that may be exercised for each Point-to-Point, Trigger, Dual Trigger, Dual Direction, Milestone Lock, and Performance Blend Segment Option. This means that your returns may be lower than index gains. In return for accepting this limit on index gains, you will receive some protection from index losses. This implicit fee is not reflected in the table below.

The table below describes the fees and expenses that you may pay each year depending on the Segment Options you choose. Please refer to your Contract Schedule for further information about the specific fees you will pay each year based on the Segment Option(s) you have elected.

Fee Table Charges and Adjustments – Segment Fees
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.9269%	0.9269%
[1]The Base Contract consists of the Segment Fee. The Segment Fee is calculated as a percentage of the Segment Fee Base for each Segment Option.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes you do not take any Withdrawals from the Contract, which could add Withdrawal Charges and negative adjustments to Segment Value that substantially increase costs.

	Lowest Annual Cost: $888.46	Highest Annual Cost: $888.46
	Assumes: - Investment of $100,000 - 5% annual appreciation - No Withdrawal charge - No Equity Adjustment - No Interest Adjustment - No additional Purchase Payments, transfers, or withdrawals	Assumes: - Investment of $100,000 - 5% annual appreciation - No Withdrawal charge - No Equity Adjustment - No Interest Adjustment - No additional Purchase Payments, transfers, or withdrawals

	RISKS	Location in Prospectus
Is There a Risk of Loss from Poor Performance?
Yes. You could lose money by investing in the Contract. Currently, each Index-Linked Segment Option offered has a Buffer Rate of 10%, 20% or 30%. This means you could lose up to 90% of the amount you invest in an Index-Linked Segment Option with a 10% Buffer Rate due to poor investment performance, up to 80% with a 20% Buffer Rate, and up to 70% with a 30% Buffer Rate. For currently offered Index-Linked Segment Options, the Buffer Rate will always be at least 10%. For any future Index-Linked Segment Options offered under this Contract, the Buffer Rate will always be at least 1%. With a 1% Buffer Rate, you could lose up to 99% of the amount you invest in an Index-Linked Segment Option due to poor investment performance.
Principal Risks of Investing in the Contract - Risk of Loss
Is this a Short-Term Investment?
No. The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the Contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the Contract as a short-term investment. Withdrawals may be subject to a Withdrawal Charge, federal and state income taxes and tax penalties. Withdrawals from an Index-Linked Segment Option before the Segment End Date may also be subject to a negative Equity Adjustment and Withdrawals taken from any Segment Option during the first six Contract Years may be subject to a negative Interest Adjustment.
Principal Risks of Investing in the Contract - Liquidity Risk

Any amounts withdrawn will also reduce your future growth potential from positive index performance because any subsequent positive Segment Credits will be lower due to the reduction in the Contract Value. The reduction in Contract Value may be significant, and may be greater than the amount withdrawn. Any amounts withdrawn could also result in significant reductions to your Death Benefit and other benefits available under the Contract. If you want to transfer the Segment Value to one or more Segment Options, you must notify us at least two Business Days prior to the next Segment End Date, and the Segment Value will be re-allocated following the Segment End Date according to your instructions. If you do not request a transfer of Segment Value on the Segment End Date, your Segment Value will remain in the same Segment Option(s), if available, subject to new Cap Rates, Participation Rates, Downside Participation Rates, Trigger Rates, and Annual Interest Rates. If you exercise a Performance Lock and do not instruct us otherwise, transfers between Segment Options at the next Segment End Date will be governed by the default re-allocation rules. Please see the “Performance Lock” section for more information.

What Are the Risks Associated with the Investment Options?
An investment in the Contract is subject to the risk of poor investment performance. Investment performance will vary depending on the performance of the Reference Index for the Index-Linked Segment Options under the Contract. Each Segment Option, including the Fixed Segment Option, will have its own unique risks. You should review the Segment Options before making an investment decision.

For investments in a Point-to-Point, Dual Direction, Milestone Lock, and Performance Blend Segment Option, the Cap Rate will limit positive index performance (e.g., limited upside). For example, if an Index-Linked Segment Option has a Cap Rate of 8% and the Index Change is 12%, the Segment Credit on the Segment End Date would be 8%.

For investments in a Trigger Segment Option, the Trigger Rate will also limit positive index performance (e.g., limited upside). For example, if a Trigger Segment Option has a Trigger Rate of 7% and the Index Change is 12%, the Segment Credit on the Segment End Date would be 7%.

For investments in a Dual Trigger Segment Option, the Trigger Rate will also limit positive index performance (e.g., limited upside). For example, if a Dual Trigger Segment Option has a Trigger Rate of 6% and the Index Change is 12%, the Segment Credit on the Segment End Date would be 6%.
Principal Risks of Investing in the Contract

In addition, if you exercise the Performance Lock provision on an Index-Linked Segment Option, you will not participate in any positive index performance that occurs following the application of the Performance Lock.

As a result, you may earn less than the index gain.

For investments in a Point-to-Point, Dual Direction, Milestone Lock, and Performance Blend Segment Option, we also apply a Participation Rate after the application of the Cap Rate, when calculating Segment Credits. For example, if an Index-Linked Segment Option is uncapped and has a Participation Rate of 125%, and the Index Change is 12%, the Segment Credit on the Segment End Date would be 15%.

For investments in a Dual Direction Segment Option, we also apply a Downside Participation Rate to negative index performance that is fully offset by the Buffer Rate. For example, if a Dual Direction Segment Option has a Buffer Rate of 10% and a Downside Participation Rate of 120%, and the Index Change is -5%, the Segment Credit on the Segment End Date would be 6%.

For investments in an Index-Linked Segment Option, the Buffer Rate will limit negative returns (e.g., limited protection in the case of market decline). For example, if the Index-Linked Segment Option has a Buffer Rate of 10% and the Index Change is −25%, we will absorb the first 10% of negative index performance, and the Segment Credit will be -15% (the remaining amount of the negative index performance) on the Segment End Date.

Each Reference Index other than the Shiller Barclays CAPE® Index is a price return index, not a total return index, and therefore does not reflect dividends paid on the securities composing the Reference Index. This will reduce the Index Change and will cause the Reference Index to underperform a direct investment in the securities composing the Reference Index. The returns on the Shiller Barclays CAPE® Index are net of a 0.95% annualized fee, which will cause the index to underperform a direct investment in securities composing the index.

What Are the Risks Related to the Insurance Company?	An investment in the Contract is subject to risks related to the Company. Any payment obligations under the Contract, including the Index-Linked Segment Options and the Fixed Option, guarantees and benefits, are subject to the Company’s claims-paying ability. You may obtain more information about the Company’s financial strength by contacting us at (888) 266-8489.	Principal Risks of Investing in the Contract - Our Financial Strength and Claims Paying Ability

RESTRICTIONS
Are There Restrictions on the Investment Options?
Yes. You cannot transfer out of an Index-Linked Segment Option to another Segment Option prior to the Segment End Date. If you do not want to remain in an Index-Linked Segment Option until the Segment End Date, your only options are to exercise a Performance Lock, make a Withdrawal out of an Index-Linked Segment Option, or surrender the Contract. The amount you would receive would be based on the Interim Value. For Withdrawals and surrenders, Withdrawal Charges may also apply.

We will notify you of the applicable Cap Rate, Participation Rate, Downside Participation Rate, and Trigger Rate for the new Segment Term Period for each Index-Linked Segment Option at least 15 days prior to the Segment End Date of the prior Segment Term Period. You may elect a Segment Option with a six-year Segment Term Period only during the first Contract Year. The Performance Blend and Milestone Segment Options are available only with a six-year Segment Term Period. Six-year Segment Option are not available for renewal Two-year Segment Options are not available for renewal after the first six Contract Years. Segment Options available beyond the Withdrawal Charge Period will be limited to one-year Segment Term Periods. If you do not request a transfer or withdraw the Segment Value, Segment Options with six-year and two-year Segment Term Periods ending on or after the last day of the Withdrawal Charge Period will follow the default re-allocation rules noted in Appendix A.

If the publication of a Reference Index is discontinued or the calculation of the Index is substantially changed, we have the right to substitute an alternative index prior to the Segment End Date. If we substitute an index for an existing Index-Linked Segment Option during a Segment Term Period, we will not change the applicable Buffer Rate, Cap Rate, Participation Rate, Downside Participation Rate, or Trigger Rate. We will attempt to choose a new index that has a similar objective and risk profile to the existing Reference Index.

The availability of Segment Options and/or Reference Indices may vary by state or financial intermediary. Please see “Appendix D - State Variation Chart” and “Appendix E - Financial Intermediary Variation Chart” for details.

The Insurance Company and Investment Options - The Segment Options

Principal Risks of Investing in the Contract -Discontinuation or Substitution of an Index

Appendix D - State Variation Chart

Appendix E - Financial Intermediary Variation Chart

Are There Any Restrictions on Contract Benefits?
Yes.
•There are restrictions and limitations relating to benefits offered under the Contract (Death Benefit, Free Withdrawals, Required Minimum Distributions, Performance Lock, Confinement Waiver, Terminal Illness Waiver).
•Except as otherwise provided in the prospectus, the Confinement Waiver, Terminal Illness Waiver, and Guaranteed Minimum Death Benefit may not be terminated by the Company. Please see the “Confinement Waiver”, “Terminal Illness Waiver”, and “Death Benefit” sections for information about actions that can cause these benefits to terminate.
•Withdrawals will reduce the Death Benefit, perhaps by more than the amount withdrawn.

The availability of contract benefits may vary by state or financial intermediary. Please see “Appendix D - State Variation Chart” and “Appendix E - Financial Intermediary Variation Chart” for details.
Benefits Available Under the Contract Appendix D -State Variation Chart Appendix E - Financial Intermediary Variation Chart
TAXES
What are the Contract’s Tax Implications?
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Contract. Withdrawals will be subject to ordinary income tax and may be subject to tax penalties. Generally, you are not taxed until you make a Withdrawal from the Contract. There is no additional tax benefit to the investor if the Contract is purchased as a Qualified Contract.
Taxes
	CONFLICTS OF INTEREST	Location in Prospectus
How are Financial Professionals Compensated?
Some Financial Professionals may receive compensation for selling the Contract to you, both in the form of commissions and in the form of production incentives as explained in the “Distribution” section. Financial professionals may also receive additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). This conflict of interest may influence the financial professional to recommend this Contract over another investment.
Other Information - Distribution
Should I Exchange My Contract?
Some financial professionals may have a financial incentive to offer a new contract in place of the one you already own. You should only exchange your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract rather than continue to own your existing Contract.
Other Information - Distribution

Lowest Annual Cost [Dollars]	$ 888.46
Highest Annual Cost [Dollars]	$ 888.46
Lowest Annual Cost Footnotes [Text Block]	Assumes: - Investment of $100,000 - 5% annual appreciation - No Withdrawal charge - No Equity Adjustment - No Interest Adjustment - No additional Purchase Payments, transfers, or withdrawals
Highest Annual Cost Footnotes [Text Block]	Assumes: - Investment of $100,000 - 5% annual appreciation - No Withdrawal charge - No Equity Adjustment - No Interest Adjustment - No additional Purchase Payments, transfers, or withdrawals
Risks [Table Text Block]

	FEES, EXPENSES	Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes. If you surrender your Contract or make a partial Withdrawal from the Contract greater than the Free Withdrawal amount during the first six Contract Years, you will be assessed a Withdrawal Charge of up to 8% of the Contract Value withdrawn less the Free Withdrawal amount. For example, if you make a withdrawal of $100,000 in the first Contract Year, you could pay a withdrawal charge of up to $8,000. This loss will be greater if there is a negative adjustment to the Interim Value, taxes, or tax penalties.

If you make a Withdrawal from your Contract, including a partial Withdrawal, Surrender, payment of a Death Benefit, annuitization, or exercise a Performance Lock, your Contract Value may be subject to an Equity Adjustment. The portion of amounts withdrawn from any Segment Option that are subject to a Withdrawal Charge during the first six Contract Years will also be subject to an Interest Adjustment.

In extreme situations you could lose up to 100% of your Segment Value due to a negative Interest Adjustment on money allocated to an Index-Linked Segment Option.. For example, if you allocate $100,000 to a 2-year Index-Linked Segment Option and during the first six Contract Years withdraw the entire amount before the 2-year Segment Term Period has elapsed, you could lose up to $100,000 due to a negative Interest Adjustment. This loss will be greater (but never more than 100% of your investment) if you also pay a Withdrawal Charge, taxes or tax penalties.

In extreme circumstances you could also lose up to 100% of your Segment Value due to a negative Equity Adjustment on money allocated to an Index-Linked Segment Option. For example, if you allocate $100,000 to a 2-year Index-Linked Segment Option and during the first six Contract Years withdraw the entire amount before the 2-year Segment Term Period has elapsed, you could lose up to $100,000 due to a negative Equity Adjustment. This loss will be greater (but never more than 100% of your investment) if you also pay a Withdrawal Charge, taxes or tax penalties.
Fee Table

Charges and Adjustments – Withdrawal Charges

Charges and Adjustments – Interest Adjustment

Charges and Adjustments –Equity Adjustment

Appendix B - Segment Interim Value Examples

Appendix C - Performance Lock Examples

Are There Transaction Charges?	No. The Contract does not impose any front-end load or charge on transfers between Segment Options.	N/A

Are There Ongoing Fees and Expenses?
Yes. The Contract imposes a Segment Fee on amounts allocated to Index-Linked Segment Options.

In addition, there is an implicit ongoing fee on the Index-Linked Segment Options to the extent that your participation in index gains is limited by the Cap Rate, Trigger Rate, or a Performance Lock that may be exercised for each Point-to-Point, Trigger, Dual Trigger, Dual Direction, Milestone Lock, and Performance Blend Segment Option. This means that your returns may be lower than index gains. In return for accepting this limit on index gains, you will receive some protection from index losses. This implicit fee is not reflected in the table below.

The table below describes the fees and expenses that you may pay each year depending on the Segment Options you choose. Please refer to your Contract Schedule for further information about the specific fees you will pay each year based on the Segment Option(s) you have elected.

Fee Table Charges and Adjustments – Segment Fees
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.9269%	0.9269%
[1]The Base Contract consists of the Segment Fee. The Segment Fee is calculated as a percentage of the Segment Fee Base for each Segment Option.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes you do not take any Withdrawals from the Contract, which could add Withdrawal Charges and negative adjustments to Segment Value that substantially increase costs.

	Lowest Annual Cost: $888.46	Highest Annual Cost: $888.46
	Assumes: - Investment of $100,000 - 5% annual appreciation - No Withdrawal charge - No Equity Adjustment - No Interest Adjustment - No additional Purchase Payments, transfers, or withdrawals	Assumes: - Investment of $100,000 - 5% annual appreciation - No Withdrawal charge - No Equity Adjustment - No Interest Adjustment - No additional Purchase Payments, transfers, or withdrawals

	RISKS	Location in Prospectus
Is There a Risk of Loss from Poor Performance?
Yes. You could lose money by investing in the Contract. Currently, each Index-Linked Segment Option offered has a Buffer Rate of 10%, 20% or 30%. This means you could lose up to 90% of the amount you invest in an Index-Linked Segment Option with a 10% Buffer Rate due to poor investment performance, up to 80% with a 20% Buffer Rate, and up to 70% with a 30% Buffer Rate. For currently offered Index-Linked Segment Options, the Buffer Rate will always be at least 10%. For any future Index-Linked Segment Options offered under this Contract, the Buffer Rate will always be at least 1%. With a 1% Buffer Rate, you could lose up to 99% of the amount you invest in an Index-Linked Segment Option due to poor investment performance.
Principal Risks of Investing in the Contract - Risk of Loss
Is this a Short-Term Investment?
No. The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the Contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the Contract as a short-term investment. Withdrawals may be subject to a Withdrawal Charge, federal and state income taxes and tax penalties. Withdrawals from an Index-Linked Segment Option before the Segment End Date may also be subject to a negative Equity Adjustment and Withdrawals taken from any Segment Option during the first six Contract Years may be subject to a negative Interest Adjustment.
Principal Risks of Investing in the Contract - Liquidity Risk

Any amounts withdrawn will also reduce your future growth potential from positive index performance because any subsequent positive Segment Credits will be lower due to the reduction in the Contract Value. The reduction in Contract Value may be significant, and may be greater than the amount withdrawn. Any amounts withdrawn could also result in significant reductions to your Death Benefit and other benefits available under the Contract. If you want to transfer the Segment Value to one or more Segment Options, you must notify us at least two Business Days prior to the next Segment End Date, and the Segment Value will be re-allocated following the Segment End Date according to your instructions. If you do not request a transfer of Segment Value on the Segment End Date, your Segment Value will remain in the same Segment Option(s), if available, subject to new Cap Rates, Participation Rates, Downside Participation Rates, Trigger Rates, and Annual Interest Rates. If you exercise a Performance Lock and do not instruct us otherwise, transfers between Segment Options at the next Segment End Date will be governed by the default re-allocation rules. Please see the “Performance Lock” section for more information.

What Are the Risks Associated with the Investment Options?
An investment in the Contract is subject to the risk of poor investment performance. Investment performance will vary depending on the performance of the Reference Index for the Index-Linked Segment Options under the Contract. Each Segment Option, including the Fixed Segment Option, will have its own unique risks. You should review the Segment Options before making an investment decision.

For investments in a Point-to-Point, Dual Direction, Milestone Lock, and Performance Blend Segment Option, the Cap Rate will limit positive index performance (e.g., limited upside). For example, if an Index-Linked Segment Option has a Cap Rate of 8% and the Index Change is 12%, the Segment Credit on the Segment End Date would be 8%.

For investments in a Trigger Segment Option, the Trigger Rate will also limit positive index performance (e.g., limited upside). For example, if a Trigger Segment Option has a Trigger Rate of 7% and the Index Change is 12%, the Segment Credit on the Segment End Date would be 7%.

For investments in a Dual Trigger Segment Option, the Trigger Rate will also limit positive index performance (e.g., limited upside). For example, if a Dual Trigger Segment Option has a Trigger Rate of 6% and the Index Change is 12%, the Segment Credit on the Segment End Date would be 6%.
Principal Risks of Investing in the Contract

In addition, if you exercise the Performance Lock provision on an Index-Linked Segment Option, you will not participate in any positive index performance that occurs following the application of the Performance Lock.

As a result, you may earn less than the index gain.

For investments in a Point-to-Point, Dual Direction, Milestone Lock, and Performance Blend Segment Option, we also apply a Participation Rate after the application of the Cap Rate, when calculating Segment Credits. For example, if an Index-Linked Segment Option is uncapped and has a Participation Rate of 125%, and the Index Change is 12%, the Segment Credit on the Segment End Date would be 15%.

For investments in a Dual Direction Segment Option, we also apply a Downside Participation Rate to negative index performance that is fully offset by the Buffer Rate. For example, if a Dual Direction Segment Option has a Buffer Rate of 10% and a Downside Participation Rate of 120%, and the Index Change is -5%, the Segment Credit on the Segment End Date would be 6%.

For investments in an Index-Linked Segment Option, the Buffer Rate will limit negative returns (e.g., limited protection in the case of market decline). For example, if the Index-Linked Segment Option has a Buffer Rate of 10% and the Index Change is −25%, we will absorb the first 10% of negative index performance, and the Segment Credit will be -15% (the remaining amount of the negative index performance) on the Segment End Date.

Each Reference Index other than the Shiller Barclays CAPE® Index is a price return index, not a total return index, and therefore does not reflect dividends paid on the securities composing the Reference Index. This will reduce the Index Change and will cause the Reference Index to underperform a direct investment in the securities composing the Reference Index. The returns on the Shiller Barclays CAPE® Index are net of a 0.95% annualized fee, which will cause the index to underperform a direct investment in securities composing the index.

What Are the Risks Related to the Insurance Company?	An investment in the Contract is subject to risks related to the Company. Any payment obligations under the Contract, including the Index-Linked Segment Options and the Fixed Option, guarantees and benefits, are subject to the Company’s claims-paying ability. You may obtain more information about the Company’s financial strength by contacting us at (888) 266-8489.	Principal Risks of Investing in the Contract - Our Financial Strength and Claims Paying Ability

RESTRICTIONS
Are There Restrictions on the Investment Options?
Yes. You cannot transfer out of an Index-Linked Segment Option to another Segment Option prior to the Segment End Date. If you do not want to remain in an Index-Linked Segment Option until the Segment End Date, your only options are to exercise a Performance Lock, make a Withdrawal out of an Index-Linked Segment Option, or surrender the Contract. The amount you would receive would be based on the Interim Value. For Withdrawals and surrenders, Withdrawal Charges may also apply.

We will notify you of the applicable Cap Rate, Participation Rate, Downside Participation Rate, and Trigger Rate for the new Segment Term Period for each Index-Linked Segment Option at least 15 days prior to the Segment End Date of the prior Segment Term Period. You may elect a Segment Option with a six-year Segment Term Period only during the first Contract Year. The Performance Blend and Milestone Segment Options are available only with a six-year Segment Term Period. Six-year Segment Option are not available for renewal Two-year Segment Options are not available for renewal after the first six Contract Years. Segment Options available beyond the Withdrawal Charge Period will be limited to one-year Segment Term Periods. If you do not request a transfer or withdraw the Segment Value, Segment Options with six-year and two-year Segment Term Periods ending on or after the last day of the Withdrawal Charge Period will follow the default re-allocation rules noted in Appendix A.

If the publication of a Reference Index is discontinued or the calculation of the Index is substantially changed, we have the right to substitute an alternative index prior to the Segment End Date. If we substitute an index for an existing Index-Linked Segment Option during a Segment Term Period, we will not change the applicable Buffer Rate, Cap Rate, Participation Rate, Downside Participation Rate, or Trigger Rate. We will attempt to choose a new index that has a similar objective and risk profile to the existing Reference Index.

The availability of Segment Options and/or Reference Indices may vary by state or financial intermediary. Please see “Appendix D - State Variation Chart” and “Appendix E - Financial Intermediary Variation Chart” for details.

The Insurance Company and Investment Options - The Segment Options

Principal Risks of Investing in the Contract -Discontinuation or Substitution of an Index

Appendix D - State Variation Chart

Appendix E - Financial Intermediary Variation Chart

Are There Any Restrictions on Contract Benefits?
Yes.
•There are restrictions and limitations relating to benefits offered under the Contract (Death Benefit, Free Withdrawals, Required Minimum Distributions, Performance Lock, Confinement Waiver, Terminal Illness Waiver).
•Except as otherwise provided in the prospectus, the Confinement Waiver, Terminal Illness Waiver, and Guaranteed Minimum Death Benefit may not be terminated by the Company. Please see the “Confinement Waiver”, “Terminal Illness Waiver”, and “Death Benefit” sections for information about actions that can cause these benefits to terminate.
•Withdrawals will reduce the Death Benefit, perhaps by more than the amount withdrawn.

The availability of contract benefits may vary by state or financial intermediary. Please see “Appendix D - State Variation Chart” and “Appendix E - Financial Intermediary Variation Chart” for details.
Benefits Available Under the Contract Appendix D -State Variation Chart Appendix E - Financial Intermediary Variation Chart
TAXES
What are the Contract’s Tax Implications?
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Contract. Withdrawals will be subject to ordinary income tax and may be subject to tax penalties. Generally, you are not taxed until you make a Withdrawal from the Contract. There is no additional tax benefit to the investor if the Contract is purchased as a Qualified Contract.
Taxes
	CONFLICTS OF INTEREST	Location in Prospectus
How are Financial Professionals Compensated?
Some Financial Professionals may receive compensation for selling the Contract to you, both in the form of commissions and in the form of production incentives as explained in the “Distribution” section. Financial professionals may also receive additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). This conflict of interest may influence the financial professional to recommend this Contract over another investment.
Other Information - Distribution
Should I Exchange My Contract?
Some financial professionals may have a financial incentive to offer a new contract in place of the one you already own. You should only exchange your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract rather than continue to own your existing Contract.
Other Information - Distribution

Investment Restrictions [Text Block]
Yes. You cannot transfer out of an Index-Linked Segment Option to another Segment Option prior to the Segment End Date. If you do not want to remain in an Index-Linked Segment Option until the Segment End Date, your only options are to exercise a Performance Lock, make a Withdrawal out of an Index-Linked Segment Option, or surrender the Contract. The amount you would receive would be based on the Interim Value. For Withdrawals and surrenders, Withdrawal Charges may also apply.

We will notify you of the applicable Cap Rate, Participation Rate, Downside Participation Rate, and Trigger Rate for the new Segment Term Period for each Index-Linked Segment Option at least 15 days prior to the Segment End Date of the prior Segment Term Period. You may elect a Segment Option with a six-year Segment Term Period only during the first Contract Year. The Performance Blend and Milestone Segment Options are available only with a six-year Segment Term Period. Six-year Segment Option are not available for renewal Two-year Segment Options are not available for renewal after the first six Contract Years. Segment Options available beyond the Withdrawal Charge Period will be limited to one-year Segment Term Periods. If you do not request a transfer or withdraw the Segment Value, Segment Options with six-year and two-year Segment Term Periods ending on or after the last day of the Withdrawal Charge Period will follow the default re-allocation rules noted in Appendix A.

If the publication of a Reference Index is discontinued or the calculation of the Index is substantially changed, we have the right to substitute an alternative index prior to the Segment End Date. If we substitute an index for an existing Index-Linked Segment Option during a Segment Term Period, we will not change the applicable Buffer Rate, Cap Rate, Participation Rate, Downside Participation Rate, or Trigger Rate. We will attempt to choose a new index that has a similar objective and risk profile to the existing Reference Index.

The availability of Segment Options and/or Reference Indices may vary by state or financial intermediary. Please see “Appendix D - State Variation Chart” and “Appendix E - Financial Intermediary Variation Chart” for details.

Key Information, Benefit Restrictions [Text Block]
Yes.
•There are restrictions and limitations relating to benefits offered under the Contract (Death Benefit, Free Withdrawals, Required Minimum Distributions, Performance Lock, Confinement Waiver, Terminal Illness Waiver).
•Except as otherwise provided in the prospectus, the Confinement Waiver, Terminal Illness Waiver, and Guaranteed Minimum Death Benefit may not be terminated by the Company. Please see the “Confinement Waiver”, “Terminal Illness Waiver”, and “Death Benefit” sections for information about actions that can cause these benefits to terminate.
•Withdrawals will reduce the Death Benefit, perhaps by more than the amount withdrawn.

The availability of contract benefits may vary by state or financial intermediary. Please see “Appendix D - State Variation Chart” and “Appendix E - Financial Intermediary Variation Chart” for details.

Tax Implications [Text Block]
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Contract. Withdrawals will be subject to ordinary income tax and may be subject to tax penalties. Generally, you are not taxed until you make a Withdrawal from the Contract. There is no additional tax benefit to the investor if the Contract is purchased as a Qualified Contract.

Investment Professional Compensation [Text Block]
Some Financial Professionals may receive compensation for selling the Contract to you, both in the form of commissions and in the form of production incentives as explained in the “Distribution” section. Financial professionals may also receive additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). This conflict of interest may influence the financial professional to recommend this Contract over another investment.

Exchanges [Text Block]
Some financial professionals may have a financial incentive to offer a new contract in place of the one you already own. You should only exchange your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract rather than continue to own your existing Contract.

Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]	Fee Table
The following tables describe the fees, expenses, and adjustments that you will pay when buying, owning, and surrendering or making Withdrawals from a Segment Option or from the Contract. Please refer to your Contract Schedule for information about the specific fees you will pay each year based on the options you have elected.

The first table describes fees and expenses that you will pay at the time that you buy the Contract, surrender or make Withdrawals from a Segment Option or from the Contract, or transfer Contract Value between Segment Options. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.

Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments)	None
Withdrawal Charge (as a percentage of the amount withdrawn)[1,2]	8%
Transfer Fee	None

[1]The Withdrawal Charge percentage is deducted upon a withdrawal of amounts in excess of the 10% Free Withdrawal amount. For a complete description of charges, please see Charges and Adjustments – Withdrawal Charges in the prospectus and Appendix D- State Variation Chart.

[2]The amount of the Withdrawal Charge decreases over time, measured from the date the Purchase Payment is credited to the Contract. The Withdrawal Charge percentages are shown below.

Contract Years Since Purchase Payment	1	2	3	4	5	6	7+
Withdrawal Charge (%)	8%	8%	7%	6%	5%	4%	0%

The next table describes the adjustments, in addition to any transaction fees, that apply if all or a portion of the Contract Value is removed from a Segment Option or from the Contract before the expiration of a specified period.

Adjustments
Maximum Potential Loss Due to Equity Adjustment (as a percentage of Contract Value on the Segment Start Date)[1]	100%
Maximum Potential Loss Due to Interest Adjustment (as a percentage of Contract Value withdrawn from an Index-Linked Segment Option)[2]	100%

[1]Contract transactions subject to an Equity Adjustment are a partial Withdrawal, a Required Minimum Distribution, a surrender of your Contract, payment of a Death Benefit, a Performance Lock, or the application of Interim Value to a Settlement Option from an Index-Linked Segment Option on any date before the Segment Term End Date. See Charges and Adjustments – Interest Adjustment and Equity Adjustment for more information.
[2] Withdrawals from your contract (including both partial Withdrawals and a surrender of your contract) that are subject to a Withdrawal Charge will also be subject to an Interest Adjustment. The Fixed Segment Option is subject to Standard Nonforfeiture Law for Individual Deferred Annuities, and a negative Interest Adjustment will not cause the amount payable upon Withdrawal from the Fixed Segment Option to be less than the minimum nonforfeiture amount required by the laws of the state in which it was issued. See Charges and Adjustments – Interest Adjustment and Equity Adjustment for more information.
The next table describes the fees that you will pay each year during the time that you own the Contract.

Annual Contract Expenses
Administrative Expenses	None
Base Contract Expenses (as a percentage of average account value or Contract Value)[1]	0.95%
Optional Benefit Expenses (as a percentage of benefit base or other (e.g., average account value)	None
[1]Base Contract Expenses consist of the Segment Fees. Segment Fee is calculated as a percentage of the Segment Fee Base for each Segment Option.

In addition to the fees described above, we may limit the amount you can earn on the Index-Linked Segment Options. This means your Segment Credits may be lower than the positive Index Change. In return for accepting this limit on index gains, you will receive some protection from index losses.

Transaction Expenses [Table Text Block]

Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments)	None
Withdrawal Charge (as a percentage of the amount withdrawn)[1,2]	8%
Transfer Fee	None

[1]The Withdrawal Charge percentage is deducted upon a withdrawal of amounts in excess of the 10% Free Withdrawal amount. For a complete description of charges, please see Charges and Adjustments – Withdrawal Charges in the prospectus and Appendix D- State Variation Chart.

[2]The amount of the Withdrawal Charge decreases over time, measured from the date the Purchase Payment is credited to the Contract. The Withdrawal Charge percentages are shown below.

Contract Years Since Purchase Payment	1	2	3	4	5	6	7+
Withdrawal Charge (%)	8%	8%	7%	6%	5%	4%	0%

Sales Load (of Purchase Payments), Current [Percent]	0.00%
Transfer Fee, Current [Dollars]	$ 0
Other Transaction Fee, Current [Percent]	8.00%
Other Transaction Fee (of Other Amount), Footnotes [Text Block]
[1]The Withdrawal Charge percentage is deducted upon a withdrawal of amounts in excess of the 10% Free Withdrawal amount. For a complete description of charges, please see Charges and Adjustments – Withdrawal Charges in the prospectus and Appendix D- State Variation Chart.

[2]The amount of the Withdrawal Charge decreases over time, measured from the date the Purchase Payment is credited to the Contract. The Withdrawal Charge percentages are shown below.

Contract Years Since Purchase Payment	1	2	3	4	5	6	7+
Withdrawal Charge (%)	8%	8%	7%	6%	5%	4%	0%

Transactions Subject to Contract Adjustment, Fee Table [Text Block]
[1]Contract transactions subject to an Equity Adjustment are a partial Withdrawal, a Required Minimum Distribution, a surrender of your Contract, payment of a Death Benefit, a Performance Lock, or the application of Interim Value to a Settlement Option from an Index-Linked Segment Option on any date before the Segment Term End Date. See Charges and Adjustments – Interest Adjustment and Equity Adjustment for more information.
[2] Withdrawals from your contract (including both partial Withdrawals and a surrender of your contract) that are subject to a Withdrawal Charge will also be subject to an Interest Adjustment. The Fixed Segment Option is subject to Standard Nonforfeiture Law for Individual Deferred Annuities, and a negative Interest Adjustment will not cause the amount payable upon Withdrawal from the Fixed Segment Option to be less than the minimum nonforfeiture amount required by the laws of the state in which it was issued. See Charges and Adjustments – Interest Adjustment and Equity Adjustment for more information.
Contract Adjustments, Fee Table [Table Text Block]

Adjustments
Maximum Potential Loss Due to Equity Adjustment (as a percentage of Contract Value on the Segment Start Date)[1]	100%
Maximum Potential Loss Due to Interest Adjustment (as a percentage of Contract Value withdrawn from an Index-Linked Segment Option)[2]	100%

[1]Contract transactions subject to an Equity Adjustment are a partial Withdrawal, a Required Minimum Distribution, a surrender of your Contract, payment of a Death Benefit, a Performance Lock, or the application of Interim Value to a Settlement Option from an Index-Linked Segment Option on any date before the Segment Term End Date. See Charges and Adjustments – Interest Adjustment and Equity Adjustment for more information.
[2] Withdrawals from your contract (including both partial Withdrawals and a surrender of your contract) that are subject to a Withdrawal Charge will also be subject to an Interest Adjustment. The Fixed Segment Option is subject to Standard Nonforfeiture Law for Individual Deferred Annuities, and a negative Interest Adjustment will not cause the amount payable upon Withdrawal from the Fixed Segment Option to be less than the minimum nonforfeiture amount required by the laws of the state in which it was issued. See Charges and Adjustments – Interest Adjustment and Equity Adjustment for more information.
Contract Adjustment, Maximum Potential Loss Over Value at Start of Crediting Period [Percent]	100.00%
Contract Adjustment, Maximum Potential Loss Over Amount Withdrawn [Percent]	100.00%
Annual Contract Expenses [Table Text Block]

Annual Contract Expenses
Administrative Expenses	None
Base Contract Expenses (as a percentage of average account value or Contract Value)[1]	0.95%
Optional Benefit Expenses (as a percentage of benefit base or other (e.g., average account value)	None
[1]Base Contract Expenses consist of the Segment Fees. Segment Fee is calculated as a percentage of the Segment Fee Base for each Segment Option.

Administrative Expense, Current [Dollars]	$ 0
Base Contract Expense (of Average Account Value), Current [Percent]	0.95%
Base Contract Expense, Footnotes [Text Block]	[1]Base Contract Expenses consist of the Segment Fees. Segment Fee is calculated as a percentage of the Segment Fee Base for each Segment Option.
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%
Index-Linked Option Fee Table, Limits Positive Returns Note [Text Block]
In addition to the fees described above, we may limit the amount you can earn on the Index-Linked Segment Options. This means your Segment Credits may be lower than the positive Index Change. In return for accepting this limit on index gains, you will receive some protection from index losses.

Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]
12. Principal Risks of Investing in the Contract
Your Contract has various risks associated with it. We list these risk factors below, as well as other important information you should know before purchasing a Contract.
Risk of Loss
    Amounts allocated to Index-Linked Segment Options will fluctuate in value based on the performance of the Reference Index. You may lose money, including your principal and previously credited Segment Credits. Such losses may be substantial, depending on the performance of the Reference Index and the Index-Linked Segment Options to which you allocate your Purchase Payment. Due to negative index performance, Segment Credits on Index-Linked Segment Options may be negative after application of the Buffer Rate, and you bear the portion of the loss that exceeds the Buffer Rate. The deduction of the Segment Fee will also reduce your Segment Value.
Potential for Significant Loss on Index-Linked Segment Options
    If there is a steep decline in the Reference Index, the risk of loss due to negative Segment Credits could be significant on an Index-Linked Segment Option. Theoretically, for a Segment Option with a 10% Buffer Rate, the negative Segment Credit percentage may be as low as -90%, which could lead to a substantial loss of principal and previously credited Segment Credits. Currently, each Index-Linked Segment Option offered has a Buffer Rate of 10%, 20% or 30%. This means you could lose up to 90% of the amount you invest in an Index-Linked Segment Option with a 10% Buffer Rate due to poor investment performance, up to 80% with a 20% Buffer Rate, and up to 70% with a 30% Buffer Rate. For currently offered Index-Linked Segment Options, the Buffer Rate will always be at least 10%. For any future Index-Linked Segment Options offered under this Contract, the Buffer Rate will always be at least 1%. With a 1% Buffer Rate, you could lose up to 99% of the amount you invest in an Index-Linked Segment Option due to poor investment performance. Even with a 10% Buffer, the ongoing deduction of Segment Fees which reduce Segment Value and any applicable Withdrawal Charges, Interest Adjustments, and Equity Adjustments could also result in a loss of principal greater than 90%. Such losses of principal and previously credited Segment Credits may be significant. It is possible to lose your entire investment. Please see “The Insurance Company and Investment Options” section for further details.

The risk of loss on the Performance Blend Segment Option may differ from other Point-to-Point Segment Options based on a single Reference Index because the Segment Credit applied on the Performance Blend Segment Option is based on the ranked and weighted performance of three indices, which may have different returns.

Index Performance Used to Calculate Segment Credits is Based Only on the Segment Start Date, Segment End Date, and Milestone Dates
    The Index Change or Aggregate Index Change used in the determination of Segment Credits for Index-Linked Segment Options using the Point-to-Point Crediting Method, Performance Blend Crediting Method, Trigger Crediting Method, Dual Trigger Crediting Method, or Dual Direction Crediting Method reflects only the difference in the value of the Reference Index on the Segment Start Date and the Segment End Date. Therefore, the Segment Credit will be different than and could be significantly lower than the performance of the Reference Index at intermediate points during or through most of the Segment Term Period.

The Milestone Index Change used in the determination of Segment Credits for Milestone Lock Segment Options reflects only the difference in the value of the Reference Index on dates used to determine the Milestone Credit Percentages. Therefore, the Segment Credit will be different than and could be significantly lower than the performance of the Reference Index at intermediate points between dates used to determine the Milestone Credit Percentages. Even if positive Milestone Credit Percentages are determined during the Segment Term Period, a final negative Milestone Credit Percentage on the Segment End Date could lead to an overall negative Segment Credit.

Withdrawal Increases Risk of Loss
    The risk of loss becomes greater if you take a Withdrawal or surrender the Contract. The Interest Adjustment, which applies during the first six Contract Years, will be negative if interest rates have risen since your Contract Date. The Interest Adjustment will only be applied to the portion of a surrender or Withdrawal that is subject to a Withdrawal Charge. The Equity Adjustment, which applies to Withdrawals and surrenders from Index-Linked Segment Options before the Segment End Date, may be negative even when the value of the Reference Index has increased or has declined less than the Buffer Rate. If the applicable Interest Adjustment and Equity Adjustment together are negative at the time of a Withdrawal, the reduction in the Contract Value as a result of the Withdrawal will be greater than the net proceeds you receive. If you request a specific amount as the net proceeds of a Withdrawal, we will determine the proportionate reduction in the Contract Value needed to achieve this result. This will also reduce your future growth potential because any subsequent positive Segment Credits will be lower due to the reduction in the Contract Value. During the first six Contract Years, the Withdrawal Charge will further reduce proceeds payable on a Withdrawal greater than the Free Withdrawal amount or on a surrender of the Contract.
Liquidity Risk
    We designed the Contract to be a long-term investment, which you can use to help build and provide income for retirement. As such, it is not suitable as a short-term investment vehicle. You may withdraw up to 10% of your Contract Value annually without incurring a Withdrawal Charge; however, this amount may still be subject to an Interest Adjustment and Equity Adjustment. An Interest Adjustment will apply if you take a Withdrawal on which a Withdrawal Charge applies at any time during the first six Contract Years, including on a Segment End Date. An Equity Adjustment will apply if you take a Withdrawal from an Index-Linked Segment Option on any date other than a Segment End Date.

    Segment Credits for Index-Linked Segment Options are credited to the Segment Value on the Segment End Date. The method we use to calculate Interim Value on Withdrawals taken from an Index-Linked Segment Option on any day other than a Segment End Date may result in an amount that is less than the amount you would receive if you waited until the Segment End Date to withdraw funds. Even if the performance of the Reference Index has been positive during the Segment Term Period, or losses are within the Buffer Rate for an Index-Linked Segment Option, the Interim Value adjustment may be negative until the Segment End Date.
Risks Associated with Performance Lock
If a Performance Lock is exercised:
•You will no longer participate in the performance of the Reference Index, whether positive or negative, for the remainder of the Segment Term Period for the locked Index-Linked Segment Option.
•You will not receive a Segment Credit for the locked Index-Linked Segment Option at the end of its current Segment Term Period. Instead, the Performance Lock Value for that Segment Option will be transferred on the Performance Lock Date to the one-year Fixed Segment Option and earn daily interest for the remainder of the current one-year Fixed Segment Term Period. The Annual Interest Rate for the Fixed Segment Option may be as low as 0.15%.
•It is irrevocable for the remainder of the Segment Term Period.
•We will lock-in the next calculated Performance Lock Value after we receive your request in Good Order. As this value is calculated at the end of the Business Day, this means you won't be able to determine your Performance Lock Value in advance. Therefore, your Performance Lock Value may be higher or lower than it was at the point in time you requested a Performance Lock.
•We will not provide advice or notify you regarding whether you should exercise a Performance Lock or the optimal time for doing so. We will also not warn you if you exercise a Performance Lock at a sub-optimal time. We are not responsible for any losses related to your decision whether or not to exercise a Performance Lock.
•There may not be an optimal time to exercise a Performance Lock during a Segment Term Period. It may be better for you if you do not exercise a Performance Lock. It is impossible to know with certainty whether or not a Performance Lock should be exercised.
•If a Performance Lock is exercised when your Performance Lock Value has declined from the amount invested in the Segment Option on the Segment Start Date, you will lock in any loss and may receive less than the full protection of the Buffer Rate. It is possible that you would have realized less of a loss or no loss if the Performance Lock had occurred at a later time, or if the Segment Option was not locked. Because the Performance Lock Value is based on the Equity Adjustment, the Performance Lock Value may be less than the Segment Value on the Segment Start Date even when the value of the Reference Index has increased or has declined by less than the Buffer Rate. Under extreme circumstances, you could lose up to 100% of your investment from a negative Equity Adjustment on money allocated to an Index-Linked Segment Option.
•Withdrawals from the one-year Fixed Segment Option do not receive an Equity Adjustment. Thus, any Withdrawals taken from the Fixed Segment Option after the exercise of a Performance Lock will also not receive an Equity Adjustment (though any applicable Interest Adjustment and Withdrawal Charges will still apply). Therefore, net proceeds from Withdrawals may be lower than they would have been if the Performance Lock had not been exercised and Withdrawals had been taken from an Index-Linked Segment Option.
Risks Associated with Indices
    Index-Linked Segment Options do not directly participate in the returns of the underlying securities of any Reference Index. Price return indices do not include dividends that may become payable on the underlying securities, and would have a higher Index Change if the dividends from the underlying securities were included.

    The historical performance of the indices does not guarantee future results. The S&P 500® Index, the Russell 2000® Index, the MSCI EAFE Index, the Nasdaq-100® Index, and the Shiller Barclays CAPE® Index are each comprised of a collection of equity securities. For each index, the value of the component securities is subject to market risk, or the risk that market fluctuations may cause the value of the component securities to go up or down, sometimes rapidly and unpredictably. During periods of market stress, the component securities may move in the same direction, causing the index to go up or down rapidly and unpredictably. In addition, the value of the component securities may decline for reasons directly related to the issuers of the securities.

There is no guarantee that a Reference Index will be available for the entire term of your Contract. If a Reference Index is substituted with a comparable index, there is a risk that the performance of the new index may not be as good as the performance of the existing Reference Index as measured from the date of substitution to the end of the Segment Term Period. As a result, funds allocated to the substituted index may earn a return that is lower than the return they would have earned if the index were not substituted.
S&P 500® Price Return Index
    The S&P 500® Index is comprised of equity securities issued by large-capitalization U.S. companies. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies, especially during periods of economic expansion. See the “The Insurance Company and Investment Options” section for more information.
Russell 2000® Price Return Index
    The Russell 2000® Index is comprised of equity securities of small-capitalization U.S. companies. In general, the securities of small-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. See the “The Insurance Company and Investment Options” section for more information.
MSCI EAFE Price Return Index
    The MSCI EAFE Index is an equity index that captures large and mid-cap representation across developed markets around the world. The securities comprising the MSCI EAFE Price Return Index are subject to the risks related to investments in foreign markets (e.g. increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty). In general, foreign markets may be less liquid, more volatile, and subject to less government supervision than domestic markets. See the “The Insurance Company and Investment Options” section for more information.
Nasdaq-100® Price Return Index
The Nasdaq-100® Index is comprised of equity securities of the largest U.S. and non-U.S. companies listed on The Nasdaq Stock Market, including companies across all major industry groups except the financial industry. To the extent that the Nasdaq-100® Index is comprised of securities issued by companies in a particular sector, that company’s securities may not perform as well as companies in other sectors or the market as a whole. For example, large-capitalization companies may be unable to respond quickly to new competitive challenges, and may not be able to attain the high growth rate of successful smaller companies. Also, any component securities issued by non-U.S. companies (including related depository receipts) are subject to the risks related to investments in foreign markets (e.g., increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty). See “The Insurance Company and Investment Options” section for more information.
Shiller Barclays CAPE® US Mid-Month Sector TR Net Index
The Shiller Barclays CAPE® US Mid-Month Sector TR Net Index ("Shiller Barclays CAPE® Index") tracks the performance of certain US Sector Exchange Traded Funds (“Sector ETFs”) that invest in large-capitalization US companies. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges, and also may not be able to attain the high growth rate of successful smaller companies, especially during periods of economic expansion. Because the index tracks the performance of ETFs rather than equity securities of companies in the selected US Sectors, the index is subject to risks associated with investments in ETFs whose prices are determined by exchange trading and may diverge from the value of the equity securities held by the ETF. ETF performance is also impacted by the deduction of management fees and other ETF expenses.

Each month, the Shiller Barclays CAPE® Index will track the performance of a portfolio of equally weighted Sector ETFs that invest in four of 11 major US Sectors. Consequently, amplified losses may occur if a particular industry or market sector performs poorly over the course of a given Segment Term Period. The Shiller Barclays CAPE® Index relies upon a specific rationale, through the use of the Cyclically Adjusted Price Earnings (“CAPE®”) ratio, to select the four Sector ETFs whose performance the index tracks each month. This value investing strategy may prove unsuccessful and may not perform better than investments in a portfolio of US Sectors selected according to a different rationale or strategy, and may also not outperform traditional benchmark indices (such as the S&P 500® Index). Changes in the values of the underlying components of the Shiller Barclays CAPE® Index may offset each other and may not prove to be the optimal weighting given current market conditions. Because the index will at any time only be allocated to four sectors, it may produce lower returns than an investment in a more diversified pool of assets.

The index returns are net of a 0.95% annualized fee deducted on a daily basis. This will reduce the index performance, and the index will underperform similar portfolios from which fees are not deducted. The index was launched in October 2021 and has not been used previously in other index-linked products. At this time, it is used exclusively in the Company's annuity products. See the “The Insurance Company and Investment Options” section for more information.
Elimination of Segment Options After the Withdrawal Charge Period
    Segment Options beyond the Withdrawal Charge Period will be limited to one-year Segment Term Periods. Segment Options with a two-year Segment Term Period expiring on or after the last day of the Withdrawal Charge Period will automatically transfer the Segment Value to the Segment Option’s one-year counterpart, if available, at the end of the Segment Term Period, unless you instruct otherwise. If a one-year counterpart is not available, we will allocate the Segment Value to the Fixed Segment Option, unless you instruct otherwise. Segment Options with a six-year Segment Term Period are available only during the first Contract Year. For applications signed prior to May 31, 2025 date, if you do not request a Transfer of the Segment Value of an expiring Segment Option with a six-year Segment Term Period, exercise a Performance Lock, or withdraw the Segment Value, we will allocate the Segment Value to the Fixed Segment Option. For applications signed on or after May 31, 2025, if you do not request a Transfer of the Segment Value of an expiring Segment Option with a six-year Segment Term Period, exercise a Performance Lock, or withdraw the Segment Value, we will allocate the Segment Value to its one-year counterpart, if available unless you instruct otherwise. If a one-year counterpart is not available for an expiring Segment Option, we will allocate the Segment Value to the Fixed Segment Option, unless you instruct otherwise.
Our Financial Strength and Claims-Paying Ability
    As an insurance company, we are required by state law to hold a specified amount of reserves in order to meet all contractual obligations of our General Account to Owners. We monitor our reserves so that we hold sufficient amounts to meet actual or expected Contract or claims payments. It is important to note, however, that there is no guarantee that we will always be able to meet our claims paying obligations and that there are risks to purchasing any insurance product. We encourage both existing and future Owners to read and understand our financial statements, prepared in accordance with accounting practices prescribed and permitted by the Iowa Insurance Division, which are included in the Statement of Additional Information.
    No Company other than Athene Annuity and Life Company has any legal responsibility to pay amounts owed under the Contracts. You should look to the financial strength of the Company for its claims paying ability to pay amounts owed under the Contract.

The General Account holds all our assets other than the assets of our Separate Accounts. The General Account assets support the guarantees under the Contracts as well as our other general obligations. Assets in the General Account are not segregated for the benefit of any particular Contract or obligation. General Account assets are also available to the insurer’s general creditors and the conduct of its routine business activities, such as payment of salaries, rent and ordinary business expenses.
Reliance on Rule 12h-7
The Company relies on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 from the requirement to file reports pursuant to Section 15(d) of that Act.
Regulatory Protection
    The Company is not an investment company and is not registered as an investment company under the Investment Company Act of 1940. The protections provided to investors by that Act are not applicable to the Contract.
No Ownership of Underlying Securities
    Purchasing the Contract is not equivalent to purchasing shares in a mutual fund that invests in securities comprising the indices, nor is it equivalent to directly investing in such securities. Hence, you will not be investing in the Reference Index, in any stock included in the Reference Index, in a mutual fund or exchange-traded fund that tracks the Reference Index, or any underlying securities.
The Separate Account
    The Separate Account, in which we hold reserves for obligations we provide under the Contract, is established under Iowa law. The portion of the assets of the Separate Account equal to the reserves and other Contract liabilities with respect to the separate account will not be chargeable with liabilities arising out of any other business we conduct. Owners do not participate in the performance of assets held in the Separate Account and do not have any claim on such assets. The Separate Account is not registered under the Investment Company Act of 1940.

    We own the assets of the Separate Account, as well as any favorable investment performance on those assets. We are obligated to pay all money we owe under the Contract. If the assets in the Separate Account are insufficient to pay when due amounts guaranteed under the Contracts, the General Account may fund shortfalls in the Separate Account or guarantee the performance of such obligations by making such payments. Any excess in assets in the Separate Account over the amount which qualifies to be applied against the reserves and other liabilities under the Contract may be transferred to the General Account.

    General Account assets support guarantees under the Contract as well as our other general obligations. General Account assets are not segregated for the benefit of any particular Contract or obligation. We guarantee all benefits relating to your value in the Contract, regardless of whether assets supporting it are held in the Separate Account or our General Account. You should look to the financial strength of the Company for its claims-paying ability to pay amounts owed under the contract.
Cybersecurity and Business Continuity Risk
    Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages and susceptible to operational and information security risks resulting from information systems failure (e.g. hardware and software malfunctions) and cyberattacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service on our website, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyberattacks affecting us, the indices, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyberattacks may interfere with our processing of Contract transactions, including the processing of Transfer Requests, impact our ability to calculate Segment Values or Segment Interim Values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines, litigation, and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the underlying securities in which the indices invest, which may cause the indices in your Contract to lose value. We may not be able to anticipate, detect, repel or implement effective preventative measures against all such threats, particularly because the techniques used are constantly evolving and increasingly sophisticated.

All of these risks are also applicable where the Company relies on third-party suppliers to provide products and services to the Company’s customers. While the Company requires critical third party suppliers to implement and maintain effective cybersecurity and data protection measures, we cannot guarantee that third parties and infrastructure in our supply chain have not been compromised or that they do not contain exploitable defects that could result in a disruption to our information technology systems or third party information technology systems that support the Company's insurance products. Our ability to monitor these third parties’ information securities practices is limited, and these third party suppliers may not have adequate information security measures in place. In addition, if one of the Company’s third party suppliers suffers a security breach, which has happened in the past, the Company's ability to respond may be limited because we do not have direct access to the third party’s supplier’s systems, logs and other information related to the security breach.

    Other disruptive events, including but not limited to natural disasters and public health crises may adversely affect our ability to conduct business, including if our employees or employees of service providers are unable to perform their responsibilities as a result of such event. Cybersecurity breaches and other disruptions to our business can interfere with our processing Contract transactions, such as the processing of transfers between Segment Options on the Segment End Date, impact our ability to calculate the various components of Contract Value, cause the release of confidential information, or other operational issues.
Company Related Risk Factors
Risks Relating to Business Operations

The Company’s financial condition, results of operations, liquidity and cash flows depend on the accuracy of our management’s assumptions and estimates, and we could experience significant gains or losses if these assumptions and estimates differ significantly from actual results.

    The Company makes and relies on certain assumptions and estimates regarding many matters related to its business, including valuations, interest rates, investment returns, expenses and operating costs, tax assets and liabilities, tax rates, business mix, surrender activity, mortality and contingent liabilities. The Company also uses these assumptions and estimates to make decisions crucial to its business operations, including establishing pricing, target returns and expense structures for its products and pension group annuity transactions; determining the amount of reserves it is required to hold for its policy liabilities; determining the price it will pay to acquire or reinsure business; determining the hedging strategies we employ to manage risks to its business and operations; and determining the amount of regulatory and rating agency capital it must hold to support its business. The factors influencing these assumptions and estimates cannot be calculated or predicted with certainty, and if these assumptions and estimates differ significantly from actual outcomes and results, the Company’s financial condition, result of operations, liquidity and cash flows may be materially and adversely affected. Certain of the assumptions relevant to the Company's business are discussed in greater detail below.

•Insurance Products and Liabilities. Pricing of the Company’s annuity and other insurance products, whether issued by the Company or acquired through reinsurance or acquisitions, is based upon assumptions about persistency, mortality and the rates at which optional benefits are elected. A factor which may affect persistency for some of the Company's products is the value of guaranteed minimum benefits. An increase in the value of guaranteed minimum benefits could result in the Company's policies remaining in force longer than we have estimated, which could adversely affect the Company's results of operations. This could be caused by extended periods of poor equity market performance and/or low interest rates, developments affecting customer perception and other factors outside the Company's control. Alternatively, the Company's persistency estimates could be negatively affected during periods of rising equity markets or interest rates or by other factors outside the Company's control, which could result in fewer policies remaining in force than estimated. Therefore, the Company's results will vary based on deviations from expected policyholder behavior.
If emerging or actual experience deviates from the Company’s assumptions, such deviations could have a significant effect on the Company's business, financial condition, results of operations, liquidity and cash flows. For example, a significant portion of the Company’s in-force and newly issued products contain riders that offer guaranteed lifetime income or death benefits. These riders expose the Company to mortality, longevity and policyholder behavior risks. If actual utilization of certain rider benefits is adverse when compared to the Company’s estimates used in setting its reserves for future policy benefits, these reserves may prove to be inadequate and the Company may be required to increase such reserves. More generally, deviations from the Company's pricing expectations could result in the Company earning less of a spread between the investment income earned on the Company's assets and the interest credited to such products and other costs incurred in servicing the products, or may require the Company to make more payments under certain products than it had projected.
•Determination of Fair Value. The Company holds securities, derivative instruments and other assets and liabilities that must be, or at the Company's election are, measured at fair value. Fair value represents the anticipated amount that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction. The determination of fair value involves the use of various assumptions and estimates, and considerable judgment may be required to estimate fair value. Accordingly, estimates of fair value are not necessarily indicative of the amounts that could be realized in a current or future market exchange. As such, changes in, or deviations from, the assumptions used in such valuations can significantly affect the Company’s financial condition and results of operations. During periods of market disruption, including periods of rapidly changing credit spreads or illiquidity, if trading becomes less frequent or market data becomes less observable, it will likely be difficult to value certain of the Company’s investments. Further, rapidly changing credit and equity market conditions could materially impact the valuation of investments as reported within the Company's financial statements, and the period-to-period changes in value could vary significantly. Even if the Company’s assumptions and valuations are accurate at the time that they are made, the market value of the Company’s investments could subsequently decline, which could materially and adversely impact the financial condition, results of operations or cash flows.
•Hedging Strategies. The Company uses, and may in the future use, derivatives and reinsurance contracts to hedge risks related to current or future changes in the fair value of its assets and liabilities; current or future changes in cash flows; changes in interest rates, equity markets and credit spreads; the occurrence of credit defaults; foreign currency fluctuations; and changes in mortality and longevity. The Company uses equity derivatives to hedge the liabilities associated with its indexed annuities. The Company’s hedging strategies rely on assumptions and projections regarding the Company’s assets and liabilities, as well as general market factors and the creditworthiness of the Company’s counterparties, any or all of which may prove to be incorrect or inadequate. Additionally, the derivatives market has become the subject of comprehensive regulation, which may impact the availability and cost of derivatives that we use. Accordingly, the Company’s ability to hedge and its hedging activities may be adversely impacted or not have the desired impact. The Company may also incur significant losses on hedging transactions.
•Financial Statements. The preparation of the consolidated financial statements of the Company requires management to make various estimates and assumptions that affect the amounts reported therein. These significant estimates and assumptions include, but are not limited to, the fair value of investments; impairment of investments and allowances for expected credit losses; derivatives valuation, including embedded derivatives; future policy benefit reserves; market risk benefit assets and liabilities; consolidation of VIEs; and income taxes. The estimates and assumptions required for these calculations involve judgment and by nature are imprecise and subject to changes and revisions over time. Accordingly, the Company’s financial condition and results of operations may be adversely affected if actual results differ from the estimates we use or if assumptions are materially revised.

The Company relies significantly on third parties for various services, and the Company may be held responsible for obligations that arise from the acts or omissions of third parties under the third parties’ respective agreements with the Company if the third parties are deemed to have acted on the Company’s behalf.
The Company relies significantly on third parties to provide various services that are important to the Company’s business, including investment, distribution and administrative services. As such, the Company’s business may be affected by the performance of those parties. Additionally, the Company’s operations are dependent on various technologies, some of which are provided or maintained by certain key outsourcing partners and other parties.

Many of the Company’s products and services are sold through third-party intermediaries. In particular, the Company is reliant on such intermediaries to describe and explain these products and services to potential customers, and although the Company takes precautions to avoid this result, such intermediaries may be deemed to have acted on its behalf. If that occurs, the intentional or unintentional misrepresentation of the Company’s products and services in advertising materials or other external communications, or inappropriate activities by an intermediary or personnel employed by an intermediary could result in liability for the Company and have an adverse effect on its reputation and business prospects, as well as lead to potential regulatory actions or litigation involving or against the Company. In addition, the Company relies on third-party administrators (“TPAs”) to administer a portion of its annuity contracts, as well as its legacy life insurance business. Some of the Company’s reinsurers also use TPAs to administer business which the Company reinsures to them. To the extent any of these TPAs do not administer such business appropriately, the Company may experience customer complaints, regulatory intervention and other adverse impacts, which could affect its future growth and profitability. If any of these TPAs or their employees are found to have made material misrepresentations to the Company’s policyholders, violated applicable insurance, privacy or other laws and regulations or otherwise engaged in misconduct, the Company could be held liable for their actions and be subject to regulatory scrutiny, which could adversely affect the Company’s reputation, business prospects, financial condition, results of operations, and cash flows.

Additionally, past or future misconduct by the Company’s agents that distribute the Company's products or by employees of the Company's vendors could result in violations of law by the Company, regulatory sanctions and/or serious reputational or financial harm and the precautions the Company takes to prevent and detect this activity may not be effective in all cases. Although the Company employs controls and procedures designed to monitor associates’ business decisions and to prevent the Company from taking excessive or inappropriate risks, associates may take such risks regardless of such controls and procedures.

Risks Relating to Market and Credit Risk

The Company is dependent on certain reinsurance arrangements with AARe.

      The Company has entered into certain coinsurance funds withheld agreements (“FWH Agreements”) and modified coinsurance agreements (“Modco Agreements”) with Athene Annuity Re Ltd., an affiliated reinsurance company organized under the laws of Bermuda (“AARe”). Pursuant to the FWH Agreements and the Modco Agreements, the Company generally cedes to AARe 80% to 100% of its business. The Company expects to cede to AARe, on a modified coinsurance basis, 80% of all liabilities arising out of the Contract.
Under each FWH Agreement, the Company transfers the reserves to AARe and is required to establish a funds withheld account at the inception of the reinsurance relationship with assets equal to the gross statutory reserves corresponding to the ceded business (the “Reserves”). Under each Modco Agreement, the Company retains the Reserves and keeps the assets supporting the Reserves in a modified coinsurance account. Payments on the liabilities ceded by the Company are made from the applicable modified coinsurance account or funds withheld account (as applicable) when due. To the extent that the assets maintained in a modified coinsurance account or a funds withheld account are less than the corresponding Reserves, AARe is required to transfer assets to the Company to be deposited into the applicable account upon settlement. Should AARe fail to make any such transfer, the Company’s ability to make payments on a ceded liability could be adversely affected.

Due to the FWH Agreements and the Modco Agreements, the amount of capital and surplus that the Company is required to maintain is less than what would be required if the insurance liabilities were not ceded to AARe. Therefore, the Company may have fewer assets available to make payments under its insurance liabilities in the event of a default by AARe. AARe, on the one hand, and the Company, on the other hand, may agree to modify or terminate any of the FWH Agreements and the Modco Agreements without the consent of policyholders, and such modification or termination may be detrimental to the interests of such policyholders and the Company’s ability to satisfy its financial obligations may be adversely affected.

Risks Relating to Liquidity and Regulatory Capital

As a financial services company, the Company is exposed to liquidity risk, which is the risk that the Company is unable to meet near-term obligations as they come due.

Liquidity risk is a manifestation of events that are driven by other risk types (e.g. market, policyholder behavior, operational). A liquidity shortfall may arise in the event of insufficient funding sources or an immediate and significant need for cash or collateral. In addition, it is possible that expected liquidity sources, such as the Company's credit facilities, may be unavailable or inadequate to satisfy the liquidity demands described below. In particular, adverse economic and geopolitical conditions, including the armed conflicts between Russia and Ukraine, and in the Middle East, inflationary pressures and corresponding actions taken by the US Federal Reserve, plateauing or slowing economic growth, evolving global tariff or trade policies, and sanctions imposed on Russia by the US and other countries, continue to contribute to volatility in the financial markets. These developments may restrict the liquidity sources available to the Company and may also increase the Company's liquidity needs. The Company primarily has liquidity exposure through its collateral market exposure, asset liability mismatch, dependence on the financial markets for funding and funding commitments. If a material liquidity demand is triggered and the Company is unable to satisfy the demand with the sources of liquidity readily available to us, it may have a material adverse impact on the Company's business, financial condition, results of operations, liquidity and cash flows.

General Risk Factors

The Company may be the target or subject of, and may be required to defend against or respond to, litigation, regulatory investigations, enforcement actions or reputational harm.

The Company operates in an industry in which various practices are subject to potential litigation, including class actions, and regulatory scrutiny. The Company, like other financial services companies, is involved in litigation and arbitration in the ordinary course of business and may be the subject of regulatory proceedings (including investigations and enforcement actions). Plaintiffs may seek large or indeterminate amounts of damages in litigation and regulators may seek large fines in enforcement actions. Given the large or indeterminate amounts sometimes sought, and the inherent unpredictability of litigation and enforcement actions, it is possible that an unfavorable resolution of one or more matters could have a material and adverse effect on the Company’s business, financial condition, results of operations and cash flows. Even if we ultimately prevail in any litigation or receive positive results from investigations, the Company could incur material legal costs or its reputation could be materially adversely affected.

Item 6. Description of Insurance Company, Registered Separate Account, and Investment Options [Line Items]
Exemption for Issuers of Securities Subject to Insurance Regulation [Flag]	true
Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Credits are Based in Part on Index Performance [Text Block]	If you select Index-Linked Segment Options, the Segment Credits may be positive, negative, or zero based on the performance of the Reference Index.
Index-Linked Option Details, Investor Could Lose Money Due to Contract Adjustments if Amounts are Removed [Text Block]	An Interest Adjustment will apply if you take a Withdrawal that is subject to a Withdrawal Charge at any time during the first six Contract Years, including on a Segment End Date. An Equity Adjustment will apply if you take a Withdrawal from an Index-Linked Segment Option on any date other than a Segment End Date. Any resulting losses of principal and previously credited Segment Credits may be significant. It is possible to lose your entire investment.
Index-Linked Option Details, Features [Text Block]	For a list of Index-Linked Segment Options and Fixed Segment Options that are currently available, please see Appendix A: Investment Options Available Under the Contract.
Index-Linked Option Details, Interest Crediting [Line Items]
Index-Linked Option Details, Interest Crediting [Text Block]
Fundamentals of the Point-to-Point Crediting Method
    The Point-to-Point Crediting Method is used on Point-to-Point Segment Options. A Segment Option using the Point-to-Point Crediting Method captures performance of the Reference Index from the Segment Start Date to the Segment End Date by measuring the percentage change in the value of the Reference Index between those dates (subject to the applicable Cap Rate and Participation Rate). The value of the Reference Index at intermediate points during the Segment Term Period is not reflected in the determination of Segment Credits. The Cap Rate and Participation Rate are established at the beginning of the Segment Term Period and do not change for the length of the Segment Term Period. For Segment Term Periods greater than one year, the Cap Rate and Participation Rate apply to the entire multi-year Segment Term Period, not to each year during the Segment Term Period.

    An Index-Linked Segment Option using the Point-to-Point Crediting Method will have the following crediting factors that determine the Segment Credit:
•Cap Rate - Maximum positive Index Change we will use in the calculation of the Segment Credit;
•Participation Rate - Percentage multiplied by a positive Index Change, subject to the Cap Rate, to calculate the Segment Credit;
•Segment Term Period - Period of time over which the change in the Reference Index is calculated;
•Buffer Rate - Maximum negative Index Change the Company will absorb before applying a negative Segment Credit to your Segment Value. A negative Segment Credit will apply for any negative Index Change in excess of the Buffer Rate; and
•Index Price - Closing price of the Reference Index on a Segment Start Date and Segment End Date, used to calculate the Index Change.

    The Buffer Rate establishes the amount of negative index performance that we will absorb before we apply a negative Segment Credit to the Segment Value on a Segment End Date. For the Point-to-Point Crediting Method, a negative Segment Credit will apply for any negative Index Change in excess of the Buffer Rate. Theoretically, for a Segment Option with a 10% Buffer Rate, the negative Index Change that is used to calculate the Segment Credit percentage may be as high as 90%, which could lead to substantial loss of principal and previously credited Segment Credits. The ongoing deduction of Segment Fees and any applicable Withdrawal Charges, Interest Adjustments, and Equity Adjustments could also result in a loss of principal greater than 90%. Please see the below examples for a demonstration of the mechanics of the Point-to-Point Crediting Method.

The following grid describes how the Cap Rate, Participation Rate, and Buffer Rate will impact the Segment Credit for this particular Crediting Method, depending on index performance:

Index Change	Segment Credit percentage (payoff profile)
Index Change over the Segment Term Period is greater than or equal to the Cap Rate	Cap Rate multiplied by the Participation Rate
Index Change over the Segment Term Period is less than the Cap Rate but greater than zero	Index Change multiplied by the Participation Rate
Index Change over the Segment Term Period is less than zero by an amount that is less than the Buffer Rate(1)	Zero
Index Change over the Segment Term Period is less than zero by an amount that is more than the Buffer Rate(1)	Index Change plus Buffer Rate
(1) Buffer Rate is expressed as an Absolute (Positive) Amount

The following examples illustrate how we calculate and credit interest under the Point-to-Point Crediting Method assuming hypothetical index returns and hypothetical limits on index gains and losses. The examples assume no Withdrawals.

Example 2
For the four scenarios below, assume the following:
•Cap Rate = 15%
•Participation Rate = 105%
•Segment Term Period = 1-Year
•Buffer Rate = 10%

Scenario	Index Price on Segment Start Date	Index Price on Segment End Date	Index Change	Segment Credit percentage
1	2,000	2,500	25%	15.75% (= 15% x 105%)
2	2,000	2,100	5%	5.25% (= 5% x 105%)
3	2,000	1,900	-5%	0%
4	2,000	1,500	-25%	-15% (= -25% + 10%)

Example 3
    For the four scenarios below, assume the following:
•Cap Rate = 100%
•Participation Rate = 120%
•Segment Term Period = 6-Year
•Buffer Rate = 20%

Scenario	Index Price on Segment Start Date	Index Price on Segment End Date	Index Change	Segment Credit percentage
1	2,000	4,500	125%	120% (= 100% x 120%)
2	2,000	2,100	5%	6% (= 5% x 120%)
3	2,000	1,900	-5%	0%
4	2,000	1,500	-25%	-5% (= -25% + 20%)
Fundamentals of the Performance Blend Crediting Method
    The Performance Blend Crediting Method is used on Performance Blend Segment Options (only available with a six-year Segment Term Period). A Segment Option using the Performance Blend Crediting Method is determined based on Aggregate Index Change,, as measured from the Segment Start Date to the Segment End Date, and the applicable Cap Rate, Participation Rate, and Buffer Rate. This Crediting Method calculates an Aggregate Index Change using three underlying indices, rather than an Index Change based on a single underlying index.

Performance Blend Segment Options use a weighted average return of the S&P 500®, Russell 2000®, and MSCI EAFE indices. The return is calculated based on the relative performance of the underlying indices, with 50% of the Segment Credit being based on the index with the best performance (i.e. the largest positive or least negative Index Change) on the Segment End Date, 30% of the Segment Credit being based on the index with the next best performance (i.e. next best positive or negative Index Change) on the Segment End Date and 20% of the Segment Credit being based on the index with worst performance (i.e. the largest negative Index Change on the Segment End Date, or, if no index had a negative Index Change, the index with the smallest positive Index Change) on the Segment End Date. The value of the Reference Index at intermediate points during the Segment Term Period is not reflected in the determination of Segment Credits. The Cap Rate and Participation Rate are established at the beginning of the Segment Term Period and do not change for the length of the Segment Term Period. The Cap Rate and Participation Rate apply to the entire multi-year Segment Term Period, not to each year during the Segment Term Period.

    An Index-Linked Segment Option using the Performance Blend Crediting Method will have the following crediting factors that determine the Segment Credit:
•Cap Rate - Maximum positive Aggregate Index Change we will use in the calculation of the Segment Credit;
•Participation Rate - Percentage multiplied by a positive Aggregate Index Change, subject to the Cap Rate, to calculate the Segment Credit;
•Index Allocation Percentages - The percentages used to calculate the portion of Index Change from each index that will be used in the Aggregate Index Change;
•Segment Term Period - Period of time over which the change in the Reference Index is calculated;
•Buffer Rate - Maximum negative Aggregate Index Change the Company will absorb before applying a negative Segment Credit to your Segment Value. A negative Segment Credit will apply for any Aggregate Index Change in excess of the Buffer Rate; and
•Index Price - Closing price of the Reference Index on a Segment Start Date and Segment End Date, used to calculate the Aggregate Index Change.

    The Buffer Rate establishes the amount of negative aggregate index performance that we will absorb before we apply a negative Segment Credit to the Segment Value on a Segment End Date. For the Performance Blend Crediting Method, a negative Segment Credit will apply for any negative Aggregate Index Change in excess of the Buffer Rate. Theoretically, for a Segment Option with a 10% Buffer Rate, the negative Aggregate Index Change that is used to calculate the Segment Credit percentage may be as high as 90%, which could lead to substantial loss of principal and previously credited Segment Credits. The ongoing deduction of Segment Fees and any applicable Withdrawal Charges, Interest Adjustments, and Equity Adjustments could also result in a loss of principal greater than 90%. Please see the below examples for a demonstration of the mechanics of the Performance Blend Crediting Method.

The following grid describes how the Cap Rate, Participation Rate, and Buffer Rate will impact the Segment Credit for this particular Crediting Method, depending on aggregate index performance of the three underlying indices:

Index Change	Segment Credit percentage (payoff profile)
Aggregate Index Change over the Segment Term Period is greater than or equal to the Cap Rate	Cap Rate multiplied by the Participation Rate
Aggregate Index Change over the Segment Term Period is less than the Cap Rate but greater than zero	Aggregate Index Change multiplied by the Participation Rate
Aggregate Index Change over the Segment Term Period is less than zero by an amount that is less than the Buffer Rate(1)	Zero
Aggregate Index Change over the Segment Term Period is less than zero by an amount that is more than the Buffer Rate(1)	Aggregate Index Change plus Buffer Rate
(1) Buffer Rate is expressed as an Absolute (Positive) Amount

The following example illustrates how we calculate and credit interest under the Performance Blend Crediting Method assuming hypothetical index returns and hypothetical limits on index gains and losses. The example assumes no Withdrawals.

Example 4
    For the four Performance Blend Segment Option scenarios below, assume the following:
•Cap Rate = 60%
•Participation Rate = 130%
•Index Allocation Percentage 1 = 50%
•Index Allocation Percentage 2 = 30%
•Index Allocation Percentage 3 = 20%
•Segment Term Period = 6-Year
•Buffer Rate = 10%

	Index X		Index Y		Index Z
Scenario	Index Price on Segment Start Date	Index Price on Segment End Date	Index Price on Segment Start Date	Index Price on Segment End Date	Index Price on Segment Start Date	Index Price on Segment End Date	Aggregate Index Change	Segment Credit percentage
1	70	105	1,500	2,475	2,000	3,500	67%(1)	78% (=60% x 130%)(2)
2	70	77	1,500	1,575	2,000	1,850	5%	6.5% (= 5% x 130%)
3	70	65.8	1,500	1,372.5	2,000	1,940	-5%	0%
4	70	58.8	1,500	1,050	2,000	1,600	-20%	-10% (= -20% + 10%)
(1)Index X had an individual Index Change of (105/70)-1 = 50%, Index Y had an individual Index Change of (2475/1500)-1 = 65%, and Index Z had an individual Index Change of (3500/2000)-1 = 75%. Therefore, Index Z was the best performing index and uses Index Allocation Percentage 1. Index Y was the second best performing index and uses Index Allocation Percentage 2. Index X was the third best performing index and uses Index Allocation Percentage 3. The Aggregate Index Change is equal to (75% x 50%) + (65% x 30%) + (50% x 20%) = 67%
(2)Because the Aggregate Index Change is positive and above the Cap Rate, the Segment Credit percentage is equal to the Cap Rate times the Participation Rate
Fundamentals of the Milestone Lock Crediting Method
The Milestone Lock Crediting Method is used on Milestone Lock Segment Options (only available with a six-year Segment Term Period). A Segment Option using the Milestone Lock Crediting Method combines elements of the six-year and one-year Point-to-Point Segment Options. It guarantees a Cap Rate and Participation Rate for the full six-year Segment Term Period while also allowing the buffer protection to reset at intermediate points during the Segment Term Period if the index performance exceeds a predefined threshold percentage. Segment Options using the Milestone Lock Crediting Method provide the potential to capture gains (subject to the applicable Cap Rate and Participation Rate) and reset the buffer protection when the Reference Index performance exceeds a pre-defined threshold (the Milestone Threshold) at particular intermediate points (Observation Dates) during the Segment Term Period. The Cap Rate, Participation Rate, Milestone Threshold, and Observation Dates are established at the beginning of the Segment Term Period and do not change for the length of the Segment Term Period, which in the case of Milestone Lock Segment Options is one six-year period available only at the start of the Contract. The Milestone Threshold is the minimum Milestone Index Change required to capture a Milestone Credit Percentage on an Observation Date. The interval between Observation Dates is one year.

The Milestone Lock Crediting Method calculates Segment Credits based on any Milestone Credit Percentages that have been determined during the Segment Term Period. A Milestone Credit Percentage will be calculated on the Segment End Date and each time the Milestone Index Change is greater than or equal to the Milestone Threshold during the Segment Term Period.

The Segment Credit for a Segment Option using the Milestone Lock Crediting Method may be negative even if the Segment Option captures positive index performance through Milestone Credit Percentages on one or more Observation Dates as a result of index performance having exceeded the Milestone Threshold on those dates.

At the end of the six-year Segment Term Period, the Segment Credit percentage is calculated as follows:
•Add one to each Milestone Credit Percentage; then
•Multiply each of these sums together; then
•Subtract one from the result.

If Reference Index performance does not exceed the Milestone Threshold on any Observation Date, the Milestone Lock Crediting Method will operate the same as the Point-to-Point Crediting Method. The Segment Credit will not be any lower than a Segment Credit for a six-year Point-to-Point Segment Option with equivalent Buffer Rate, Cap Rate, and Participation Rate.

    Theoretically, for a Segment Option using the Milestone Lock Crediting Method with a 10% Buffer Rate, the negative Milestone Index Change that is used in the Segment Credit percentage may be as high as 90%, which could lead to a substantial loss of principal and previously credited Segment Credits. The ongoing deduction of Segment Fees and any applicable Withdrawal Charges, Interest Adjustments, and Equity Adjustments could also result in a loss of principal greater than 90%. Please see the examples below for a demonstration of the mechanics of the Milestone Lock Crediting Method.

    An Index-Linked Segment Option using the Milestone Lock Crediting Method will have the following crediting factors that determine the Segment Credit:
•Cap Rate - Maximum positive Milestone Index Change we will use in the calculation of the Segment Credit. The Cap Rate will be applied when calculating each Milestone Credit Percentage;
•Participation Rate - Percentage multiplied by a positive Milestone Index Change, subject to the Cap Rate, to calculate the Segment Credit. The Participation Rate will be applied when calculating each Milestone Credit Percentage;
•Milestone Threshold - Minimum Milestone Index Change needed in order to determine a Milestone Credit Percentage;
•Segment Term Period - Period of time between the Segment Start Date and Segment End Date;
•Buffer Rate - Maximum negative Milestone Index Change the Company will absorb when calculating Segment Credits. A negative Milestone Credit Percentage will be used in the calculation of the Segment Credit if the final Milestone Index Change is negative in excess of the Buffer Rate; and
•Index Price - Closing price of the Reference Index on the Segment Start Date, Segment End Date, or Observation Dates used to calculate the Milestone Index Change.

The following grid below describes how the Cap Rate, Participation Rate and Buffer Rate will impact the Milestone Credit Percentages for this particular crediting method, depending on index performance. Milestone Credit Percentages are used to calculate the Segment Credit.

Milestone Index Change	Milestone Credit Percentage (payoff profile)
Milestone Index Change between Milestone Dates is greater than or equal to the Cap Rate; or

Milestone Index Change between the most recent Milestone Date and the Segment End Date is greater than or equal to the Cap Rate
Cap Rate multiplied by the Participation Rate
Milestone Index Change between Milestone Dates is less than the Cap Rate but greater than zero; or

Milestone Index Change between the most recent Milestone Date and the Segment End Date is less than the Cap Rate but greater than zero
Milestone Index Change multiplied by the Participation Rate
Milestone Index Change between the most recent Milestone Date and the Segment End Date is less than zero by an amount that is less than the Buffer Rate(1)	Zero
Milestone Index Change between the most recent Milestone Date and the Segment End Date is less than zero by an amount that is more than the Buffer Rate(1)	Final Milestone Index Change plus Buffer Rate
(1) Buffer Rate is expressed as an Absolute (Positive) amount

The following examples illustrate how we calculate and credit interest under the Milestone Lock Crediting Method assuming hypothetical index returns and hypothetical limits on index gains and losses. The examples assume no Withdrawals.

Example 5
For the following scenario below, assume the following:
•Cap Rate = 35%
•Participation Rate = 120%
•Segment Term Period = 6-Year
•Buffer Rate = 10%
•Milestone Threshold = 25%

	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6
Index Price on Most Recent Milestone Date	2,000	2,000	2,540	2,540	2,540	3,480
Index Price on Observation Date	2,200	2,540	2,286	2,667	3,480	2,610
Milestone Index Change	10%	27%	-10%	5%	37%	-25%
Milestone Credit Percentage Determined	No	Yes	No	No	Yes	Yes
New Milestone Date	No	Yes	No	No	Yes	No
Milestone Credit Percentage(1)	Not Applicable	32.4% (= 27% x 120%)	Not Applicable	Not Applicable	42% (= 35% x 120%)	-15% (= -25% + 10%)
Segment Credit percentage(1)	59.8% (= [(1 + 32.4%) x (1 + 42%) x (1 + -15%)] - 1)
(1) Neither Milestone Credit Percentages nor Segment Credit percentages will be applied to the Segment Value until the Segment End Date.
Example 6
For the following scenario below, assume the following:
•Cap Rate = 35%
•Participation Rate = 120%
•Segment Term Period = 6-Year
•Buffer Rate = 10%
•Milestone Threshold = 25%

	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6
Index Price on Most Recent Milestone Date	2,000	2,000	2,000	2,000	2,520	2,520
Index Price on Observation Date	1,800	2,100	2,400	2,520	2,772	1,512
Milestone Index Change	-10%	5%	20%	26%	10%	-40%
Milestone Credit Percentage Determined	No	No	No	Yes	No	Yes
New Milestone Date	No	No	No	Yes	No	No
Milestone Credit Percentage(1)	Not Applicable	Not Applicable	Not Applicable	31.2% (= 26% x 120%)	Not Applicable	-30%(=-40%+10%)
Segment Credit percentage(1)	-8.16% (= [(1 + 31.2%) x (1 + -30%)] - 1)
(1) Neither Milestone Credit Percentages nor Segment Credit percentages will be applied to the Segment Value until the Segment End Date.

Example 7
For the four scenarios below, assume the following:
•Cap Rate = 35%
•Participation Rate = 120%
•Segment Term Period = 6-Year
•Buffer Rate = 10%
•Milestone Threshold = 25%
•No Milestone Credit Percentages determined prior to the Segment End Date

Scenario	Index Price on Segment Start Date	Index Price on Segment End Date	Milestone Index Change	Final Milestone Credit Percentage	Segment Credit percentage
1	2,000	2,900	45%	42% (= 35% x 120%)	42%
2	2,000	2,200	10%	12% (= 10% x 120%)	12%
3	2,000	1,900	-5%	0%	0%
4	2,000	1,500	-25%	-15% (= -25% + 10%)	-15%
Fundamentals of the Trigger Crediting Method
The Trigger Crediting Method is used on all Trigger Segment Options, which are only available on applications signed on or after May 31, 2025. A Segment Option using the Trigger Crediting Method credits the Trigger Rate if the percentage change in the value of the Reference Index from the Segment Start Date to the Segment End Date is greater than or equal to zero. The value of the Reference Index at intermediate points during the Segment Term Period is not reflected in the determination of Segment Credits. The Trigger Rate is established at the beginning of the Segment Term Period and does not change for the length of the Segment Term Period. For Segment Term Periods greater than one year, the Trigger Rate applies to the entire multi-year Segment Term Period, not to each year during the Segment Term Period.

An Index-Linked Segment Option using the Trigger Crediting Method will have the following crediting factors that determine the Segment Credit:
•Trigger Rate - The positive rate used in the calculation of the Segment Credit if the Index Change is greater than or equal to zero;
•Segment Term Period - Period of time over which the change in the Reference Index is calculated;
•Buffer Rate - Maximum negative Index Change the Company will absorb before applying a negative Segment Credit to your Segment Value. A negative Segment Credit will apply for any negative Index Change not fully offset by the Buffer Rate; and
•Index Price - Closing price of the Reference Index on a Segment Start Date and Segment End Date, used to calculate the Index Change.

    The Buffer Rate establishes the amount of negative index performance that we will absorb before we apply a negative Segment Credit to the Segment Value on a Segment End Date. For the Trigger Crediting Method, a negative Segment Credit will apply for any negative Index Change not fully offset by the Buffer Rate. Theoretically, for a Segment Option with a 10% Buffer Rate, the negative Index Change that is used to calculate the Segment Credit percentage may be as high as 90%, which could lead to substantial loss of principal and previously credited Segment Credits. The ongoing deduction of Segment Fees and any applicable Withdrawal Charges, Interest Adjustments, and Equity Adjustments could also result in a loss of principal greater than 90%. Please see the below examples for a demonstration of the mechanics of the Trigger Crediting Method.

    The following grid describes how the Trigger Rate and Buffer Rate will impact the Segment Credit for the Trigger Segment Option for this particular Crediting Method, depending on index performance:

Index Change	Segment Credit percentage (payoff profile)
Index Change over the Segment Term Period is greater than or equal to zero	Trigger Rate
Index Change over the Segment Term Period is less than zero by an amount that is less than the Buffer Rate(1)	Zero
Index Change over the Segment Term Period is less than zero by an amount that is more than the Buffer Rate(1)	Index Change plus Buffer Rate
(1) Buffer Rate is expressed as an Absolute (Positive) Amount
The following example illustrates how we calculate and credit interest under the Trigger Crediting Method assuming hypothetical index returns and hypothetical limits on index gains and losses. The example assumes no Withdrawals.

Example 8
For the four scenarios below, assume the following:
•Trigger Rate = 11%
•Segment Term Period = 1-Year
•Buffer Rate = 10%

Scenario	Index Price on Segment Start Date	Index Price on Segment End Date	Index Change	Segment Credit percentage
1	2,000	2,500	25%	11%
2	2,000	2,100	5%	11%
3	2,000	1,900	-5%	0%
4	2,000	1,500	-25%	-15% (= -25% + 10%)
Fundamentals of the Dual Trigger Crediting Method
The Dual Trigger Crediting Method is used on all Dual Trigger Segment Options, which are only available on applications signed on or after May 31, 2025. A Segment Option using the Dual Trigger Crediting Method credits the Trigger Rate if the percentage change in the value of the Reference Index from the Segment Start Date to the Segment End Date is positive, zero, or negative but fully offset by the Buffer Rate. The value of the Reference Index at intermediate points during the Segment Term Period is not reflected in the determination of Segment Credits. The Trigger Rate is established at the beginning of the Segment Term Period and does not change for the length of the Segment Term Period. For Segment Term Periods greater than one year, the Trigger Rate applies to the entire multi-year Segment Term Period, not to each year during the Segment Term Period.

An Index-Linked Segment Option using the Dual Trigger Crediting Method will have the following crediting factors that determine the Segment Credit:
•Trigger Rate - The positive rate used in the calculation of the Segment Credit if the Index Change is greater than or equal to zero or negative but fully offset by the Buffer Rate;
•Segment Term Period - Period of time over which the change in the Reference Index is calculated;
•Buffer Rate - Maximum negative Index Change the Company will absorb before applying a negative Segment Credit to your Segment Value. A negative Segment Credit will apply for any negative Index Change not fully offset by the Buffer Rate; and
•Index Price - Closing price of the Reference Index on a Segment Start Date and Segment End Date, used to calculate the Index Change.

    The Buffer Rate establishes the amount of negative index performance that we will absorb before we apply a negative Segment Credit to the Segment Value on a Segment End Date. For the Dual Trigger Crediting Method, a negative Segment Credit will apply for any negative Index Change not fully offset by the Buffer Rate. Theoretically, for a Segment Option with a 10% Buffer Rate, the negative Index Change that is used to calculate the Segment Credit percentage may be as high as 90%, which could lead to substantial loss of principal and previously credited Segment Credits. The ongoing deduction of Segment Fees and any applicable Withdrawal Charges, Interest Adjustments, and Equity Adjustments could also result in a loss of principal greater than 90%. Please see the below examples for a demonstration of the mechanics of the Dual Trigger Crediting Method.

The following grid describes how the Trigger Rate and Buffer Rate will impact the Segment Credit for the Dual Trigger Segment Option for this particular Crediting Method, depending on index performance:

Index Change	Segment Credit percentage (payoff profile)
Index Change over the Segment Term Period is greater than or equal to zero	Trigger Rate
Index Change over the Segment Term Period is less than zero by an amount that is less than the Buffer Rate(1)	Trigger Rate
Index Change over the Segment Term Period is less than zero by an amount that is more than the Buffer Rate(1)	Index Change plus Buffer Rate
(1) Buffer Rate is expressed as an Absolute (Positive) Amount

The following examples illustrate how we calculate and credit interest under the Dual Trigger Crediting Method assuming hypothetical index returns and hypothetical limits on index gains and losses. The examples assume no Withdrawals.

Example 9
For the four scenarios below, assume the following:
•Trigger Rate = 11%
•Segment Term Period = 1-Year
•Buffer Rate = 10%

Scenario	Index Price on Segment Start Date	Index Price on Segment End Date	Index Change	Segment Credit percentage
1	2,000	2,500	25%	11%
2	2,000	2,100	5%	11%
3	2,000	1,900	-5%	11%
4	2,000	1,500	-25%	-15% (= -25% + 10%)

Example 10
    For the four scenarios below, assume the following:
•Trigger Rate = 50%
•Segment Term Period = 6-Year
•Buffer Rate = 10%

Scenario	Index Price on Segment Start Date	Index Price on Segment End Date	Index Change	Segment Credit percentage
1	2,000	3,500	75%	50%
2	2,000	2,100	5%	50%
3	2,000	1,900	-5%	50%
4	2,000	1,500	-25%	-15% (= -25% + 10%)
Fundamentals of the Dual Direction Crediting Method
The Dual Direction Crediting Method is used on all Dual Direction Segment Options, which are only available on applications signed on or after May 31, 2025. A Segment Option using the Dual Direction Crediting Method captures performance of the Reference Index from the Segment Start Date to the Segment End Date by measuring the percentage change in the value of the Reference Index between those dates (subject to the applicable Cap Rate, Participation Rate, and Downside Participation Rate). This Crediting Method provides for positive Segment Credits even when performance is negative but fully offset by the Buffer Rate. The value of the Reference Index at intermediate points during the Segment Term Period is not reflected in the determination of Segment Credits. The Cap Rate, Participation Rate, and Downside Participation Rate are established at the beginning of the Segment Term Period and do not change for the length of the Segment Term Period. For Segment Term Periods greater than one year, the Cap Rate, Participation Rate, and Downside Participation Rate apply to the entire multi-year Segment Term Period, not to each year during the Segment Term Period.

    An Index-Linked Segment Option using the Dual Direction Crediting Method will have the following crediting factors that determine the Segment Credit:
•Cap Rate - Maximum positive Index Change we will use in the calculation of the Segment Credit;
•Participation Rate - Percentage multiplied by a positive Index Change, subject to the Cap Rate, to calculate the Segment Credit;
•Downside Participation Rate - Percentage multiplied by the absolute value of the Index Change, if the Index Change is negative but fully offset by the Buffer Rate, to calculate the Segment Credit;
•Segment Term Period - Period of time over which the change in the Reference Index is calculated;
•Buffer Rate - Maximum negative Index Change the Company will absorb before applying a negative Segment Credit to your Segment Value. A negative Segment Credit will apply for any negative Index Change not fully offset by the Buffer Rate; and
•Index Price - Closing price of the Reference Index on a Segment Start Date and Segment End Date, used to calculate the Index Change.

    The Buffer Rate establishes the amount of negative index performance that we will absorb before we apply a negative Segment Credit to the Segment Value on a Segment End Date. For the Dual Direction Crediting Method, a negative Segment Credit will apply for any negative Index Change not fully offset by the Buffer Rate. Theoretically, for a Segment Option with a 10% Buffer Rate, the negative Index Change that is used to calculate the Segment Credit percentage may be as high as 90%, which could lead to substantial loss of principal and previously credited Segment Credits. The ongoing deduction of Segment Fees and any applicable Withdrawal Charges, Interest Adjustments, and Equity Adjustments could also result in a loss of principal greater than 90%. Please see the below examples for a demonstration of the mechanics of the Dual Direction Crediting Method.

The following grid describes how the Cap Rate, Participation Rate, Downside Participation Rate, and Buffer Rate will impact the Segment Credit for this particular Crediting Method, depending on index performance:

Index Change	Segment Credit percentage (payoff profile)
Index Change over the Segment Term Period is greater than or equal to the Cap Rate	Cap Rate multiplied by the Participation Rate
Index Change over the Segment Term Period is less than the Cap Rate but greater than zero	Index Change multiplied by the Participation Rate
Index Change over the Segment Term Period is less than zero by an amount that is less than the Buffer Rate(1)	Absolute value of the Index Change multiplied by the Downside Participation Rate
Index Change over the Segment Term Period is less than zero by an amount that is more than the Buffer Rate(1)	Index Change plus Buffer Rate
(1) Buffer Rate is expressed as an Absolute (Positive) Amount
The following example illustrates how we calculate and credit interest under the Dual Direction Crediting Method assuming hypothetical index returns and hypothetical limits on index gains and losses. The example assumes no Withdrawals.
Example 11
    For the four scenarios below, assume the following:
•Cap Rate = 125%
•Participation Rate = 105%
•Downside Participation Rate = Participation Rate
•Segment Term Period = 6-Year
•Buffer Rate = 20%

Scenario	Index Price on Segment Start Date	Index Price on Segment End Date	Index Change	Segment Credit percentage
1	2,000	4,600	130%	131.25% (= 125% x 105%)
2	2,000	2,100	5%	5.25% (= 5% x 105%)
3	2,000	1,900	-5%	5.25% (=|-5| x 105%)
4	2,000	1,500	-25%	-5% (= -25% + 20%)

Index-Linked Option Details, Limits on Index Losses [Line Items]
Index-Linked Option Details, Limit on Index Losses Will Not Change During Crediting Period [Text Block]	The Buffer Rate, Milestone Threshold, and the Segment Fee on available Index-Linked Segment Options are stated in your Contract Schedule and will not change after the Contract Date.
Index-Linked Option Details, Crediting Period [Line Items]
Index-Linked Option Details, Crediting Periods [Text Block]
Segment Term Period
    The Segment Term Period for each Segment Option will be shown on the Contract Schedule. Segment Term Periods are one, two, or six years. Segment Options with six-year Segment Term Periods are not renewable. Upon expiration of each Segment Option with one and two-year Segment Term Periods, a new Segment Term Period will begin. Segment Options beyond the Withdrawal Charge Period will be limited to one-year Segment Term Periods. Please see the “Setting Your Segment Start Date, Segment End Date, and Observation Dates” section for further details.

Index-Linked Option Details, Crediting Periods Investor Considerations [Text Block]
You may elect a Segment Option with a six-year Segment Term Period only during the first Contract Year. The Performance Blend Segment Option and Milestone Lock Segment Option are available only with a six-year Segment Term Period. Six-year Segment Options are not available for renewal. Two-year Segment Options are not available for renewal after the first six Contract Years.

Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Bar Chart Legend [Text Block]
The bar charts shown below provide each Index’s annual returns for the last 10 calendar years (or for the life of the Index if less than 10 years), as well as the Index returns after applying a hypothetical 5% Cap Rate and a hypothetical -10% Buffer Rate. These charts illustrate the variability of the returns from year to year and show how hypothetical limits on Index gains and losses may affect these returns. Past performance is not necessarily an indication of future performance.

The performance below is NOT the performance of any Indexed-Linked Segment Option. Your performance under the Contract will differ, perhaps significantly. The performance below may reflect a different return calculation, time period, and limit on Index gains and losses than the Index-Linked Options, and does not reflect Contract fees and charges, including Withdrawal Charges and any negative Interim Value adjustments, which reduce performance.

Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Substitution [Text Block]	We have the right to discontinue or substitute an existing Reference Index
Index-Linked Option Details, Index Substitution Circumstances [Text Block]	We have the right to discontinue or substitute an existing Reference Index for a comparable index if:
•Any Reference Index is discontinued,
•We are engaged in a contractual dispute with the Reference Index provider,
•We determine that our use of the Reference Index should be discontinued because, for example, changes to the Reference Index or the notional amount of Contract values tied to the Reference Index make it impractical or expensive to purchase securities or derivatives to hedge the Reference Index, or
•There is a substantial change in the calculation of the Reference Index, resulting in significantly different values and performance.

Index-Linked Option Details, Index Substitution Selection [Text Block]	If we provide a substitute index, we will attempt to choose a new Reference Index that has a similar investment objective and risk profile to the original Reference Index. The selection criteria for a suitable alternative Reference Index include the following:
1.There is a sufficiently large market in exchange traded and/or over-the-counter options, futures, and similar derivative instruments based on the index to allow the Company to hedge Segment Credits;
2.The index is recognized as a broad-based index for the relevant market; and
3.The publisher of the index allows the Company to use the index in the Contract and other materials for a reasonable fee.

Index-Linked Option Details, Index Substitution Notification [Text Block]	f a Reference Index is discontinued or substituted, we will Notify you of the change, at your last known address on file with us, at least 30 days in advance of the substitution date
Index-Linked Option Details, Index Substitution Calculation [Text Block]	For applications signed prior to May 31, 2025, any change in Reference Index may affect the Segment Credit you earn. If we discontinue any Reference Index during a Segment Term Period and provide a similar Reference Index, Segment Credits will be determined as follows:
1.For Milestone Lock Segment Options, until a Milestone Credit Percentage is determined after the substitution of the Reference Index, we will determine each potential Milestone Credit Percentage by: (i) adding together the percentage change in the Index Price of the original Reference Index from the most recent Milestone Date until the date of the substitution and the percentage change in the Index Price of the substituted Reference Index from the date of the substitution until the current Observation Date; and (ii) if a Milestone Credit Percentage is determined, applying the then-current Cap Rate, Participation Rate, and Buffer Rate if applicable. Once a Milestone Credit Percentage has been determined (and a Milestone Date is set) after the Reference Index substitution, only the substituted Reference Index will be used to measure the Milestone Index Change for any future Observation Date during the Segment Term Period. Any previously determined Milestone Credit Percentages will also be used in the calculation of the Segment Credit.
2.For all other Index-Linked Segment Options, we will determine the Index Change for the Segment Term Period by: (i) adding together the percentage change in the Index Price of the original Reference Index from the Segment Start Date until the date of the substitution and the percentage change in the Index Price of the substituted Reference Index from the date of the substitution until the Segment End Date; and (ii) applying the then-current Cap Rate, Participation Rate, and Buffer Rate that were established on the Segment Start Date to that sum. The substituted Index will be incorporated in the Performance Blend Segment Option, if applicable.
3.For all Index-Linked Segment Options, the resulting Segment Credit will be added to your Segment Value on the scheduled Segment End Date.
For applications signed on or after May 31, 2025, any change in Reference Index may affect the Segment Credit you earn. If we discontinue any Reference Index during a Segment Term Period and provide a similar Reference Index, Segment Credits will be determined as follows:
1.For any Milestone Lock Segment Option, until a Milestone Credit Percentage is determined after the Index substitution, we will determine the next potential Milestone Credit Percentage after the substitution by (i) multiplying together one plus the percentage change in the Index Price of the original Index from the most recent Milestone Date until the date of the substitution and one plus the percentage change in the Index Price of the substituted Index from the date of the substitution until the current Observation Date, (ii) subtracting one from the result, and then (iii) applying the then-current Cap Rate, Participation Rate, and Buffer Rate (as applicable) if a Milestone Credit Percentage is determined. Once a Milestone Credit Percentage has been determined (and a Milestone Date is set) after the Index substitution, only the substituted index will be used to measure the Milestone Index Change at any future Observation Date during the Segment Term Period. Any previously determined Milestone Credit Percentages will also be used in the calculation of the Segment Credit.
2.For all other Index-Linked Segment Options, we will determine the Index Change for the Segment Term Period by (i) multiplying together one plus the percentage change in the Index Price of the original Index from the Segment Start Date until the date of the substitution and one plus the percentage change in the Index Price of the substituted Index from the date of the substitution until the Segment End Date, (ii) subtracting one from the result, and then (iii) applying any applicable Cap Rate, Participation Rate, Downside Participation Rate, Trigger Rate, and Buffer Rate. The substituted Index will be incorporated in the Performance Blend Segment Option, if applicable.
3.For all Index-Linked Segment Options, the resulting Segment Credit will be added to your Segment Value on the scheduled Segment End Date.

Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Maturity Notice [Flag]	true
Index-Linked Option Details, Investor Reallocation [Text Block]	If you want to transfer Segment Value to one or more Segment Option(s), you must Notify us at least two Business Days prior to the next Segment End Date. Each Segment Option from which you transfer Contract Value must be at the end of a Segment Term Period.
Index-Linked Option Details, Default Reallocation [Text Block]	If you do not exercise a Performance Lock and you do not provide us Notice requesting a transfer or withdraw Segment Value on the Segment End Date, your Segment Value will remain in the same Segment Option(s), subject to the new Cap Rates, Participation Rates, Downside Participation Rates, Trigger Rates, and Annual Interest Rates, as applicable. If you exercise a Performance Lock and do not instruct us otherwise, transfers between Segment Options at the next Segment End Date will function according to the provisions described under the “Performance Lock” section. Cap Rates, Participation Rates, Downside Participation Rates, Trigger Rates, and Annual Interest Rates for the new Segment Term Period will not change from the date you receive the renewal letter to the next Segment Start Date.
Index-Linked Option Details, Notification of Availability [Text Block]	At least fifteen calendar days prior to the Segment End Date, we will Notify you of the Cap Rates, Participation Rates, Downside Participation Rates, Trigger Rates, and Annual Interest Rates applicable to available Segment Options for the next Segment Term Period. Cap Rates, Participation Rates, Downside Participation Rates, Trigger Rates, and Annual Interest Rates offered at renewal may be different from the Cap Rates, Participation Rates, Downside Participation Rates, Trigger Rates, and Annual Interest Rates offered to new investors.
Index-Linked Option Details, Other Material Features [Text Block]
Contract Features
Segment Fee
The Contract includes a Segment Fee that is deducted daily from each Index-linked Segment Option at an annualized rate of 0.95% based on the Segment Value. See the “Charges and Adjustments” section for more information.

Performance Lock
The Performance Lock feature allows you to capture the Performance Lock Value of an Index-Linked Segment Option during the Segment Term Period. You may exercise a Performance Lock for any Index-Linked
Segment Option to which you have currently allocated funds. Once exercised, a Performance Lock is irrevocable for that Index-Linked Segment Term Period, and the Performance Lock Value for that Segment Option will be transferred to the Fixed Segment Option, where it will accrue interest daily for the remainder of the Fixed Segment Term Period. When you request a Performance Lock, we calculate the Performance Lock Value at the end of the Business Day we receive your request in Good Order. Consequently, you will not be able to determine the Performance Lock Value in advance, and the amount you capture may be more or less than the amount you expected. If a Performance Lock is exercised when your Performance Lock Value has declined from the amount invested in the Segment Option on the Segment Start Date, you will lock in any loss and may receive less than the full protection of the Buffer Rate. It is possible that you would have realized less of a loss or no loss if the Performance Lock had occurred at a later time, or if the Segment Option was not locked. Because the Performance Lock Value is based on the Equity Adjustment, the Performance Lock Value may be less than the Segment Value on the Segment Start Date even when the value of the Reference Index has increased or has declined by less than the Buffer Rate. Under extreme circumstances, you could lose up to 100% of your investment from a negative Equity Adjustment on money allocated to an Index-Linked Segment Option.

Fixed Option Details [Line Items]
Fixed Option Details, Name	Fixed Segment Option
Fixed Option Details, Description [Text Block]
Fundamentals of the Fixed Crediting Method
    The Fixed Crediting Method is used on the Fixed Segment Option. This Crediting Method guarantees the rate of interest that will be credited to the Segment Value daily within each Segment Term Period. The Annual Interest Rate is applied in a compounding fashion, based on a 365-day year. The Segment Credit to the Fixed Segment Option cannot be negative. The Fixed Segment Option will have the following Crediting Factors that determine the Segment Credit:
•Segment Term Period - Period of time over which the declared Annual Interest Rate is applicable; and
•Annual Interest Rate - Annualized rate of interest that will be credited daily to the Fixed Segment Option.

Because the Fixed Segment Option does not have risk of poor investment performance and provides minimum values after the application of the Interest Adjustment that comply with Standard Nonforfeiture Law for Deferred Annuities, it is not registered under the Securities Act of 1933 or the Investment Company Act of 1940. Disclosures describing the Fixed Segment Option are subject to certain generally applicable provisions of the Federal securities laws regarding the accuracy and completeness of disclosure.

If amounts are withdrawn from the Fixed Segment Option during the first six years of the Contract, we will apply an Interest Adjustment to any portion of a Withdrawal that is subject to a Withdrawal Charge. This may result in a significant reduction to the net proceeds you receive from the Withdrawal. Withdrawal Charges, taxes, and tax penalties may also apply.

The following example illustrates how we calculate and credit interest under the Fixed Crediting Method assuming a hypothetical Annual Interest Rate. The example assumes no Withdrawals.

Example 12
    Assume the Annual Interest Rate for a 1-year Segment Term Period is 2%.
•The Segment Value on the Segment Start Date = $100,000; and
•The Segment Value halfway through the Segment Term Period = $100,000 x (1 + 0.02) ^ 0.5 = $100,995.05.
•The Segment Value at the end of the Segment Term Period = $100,000 x (1 + 0.02) ^1 = $102,000.00.

Fixed Option Details, Additional Information [Text Block]	For a list of Index-Linked Segment Options and Fixed Segment Options that are currently available, please see Appendix A: Investment Options Available Under the Contract.
Fixed Option Details, Interest Crediting [Line Items]
Fixed Option Details, Interest Crediting [Text Block]	The Annual Interest Rate is used in the calculation of Segment Credits for the Fixed Segment Option. It is the rate of interest that is credited to the Segment Value over the Segment Term Period.
Fixed Option Details, Term [Text Block]	The Annual Interest Rate is applied in a compounding fashion, based on a 365-day year.
Fixed Option Details, Minimum Guaranteed Interest Rate [Percent]	0.15%
Fixed Option Details, Investor Could Lose Money Due to Contract Adjustments if Amounts are Removed [Text Block]
If amounts are withdrawn from the Fixed Segment Option during the first six years of the Contract, we will apply an Interest Adjustment to any portion of a Withdrawal that is subject to a Withdrawal Charge. This may result in a significant reduction to the net proceeds you receive from the Withdrawal. Withdrawal Charges, taxes, and tax penalties may also apply.

Fixed Option Details, Transactions Subject to Contract Adjustments [Text Block]	Withdrawals will be subject to any applicable Interest Adjustment and Withdrawal Charge (please see Access to Your Money in the “Contract Features” section for information on requesting a Withdrawal).
Fixed Option Details, Maturity Notice [Flag]	true
Fixed Option Details, Investor Reallocation [Text Block]	If the new Annual Interest Rate is less than you find acceptable, you must give us Notice of a Transfer request no later than two Business Days prior to your Segment Start Date.
Fixed Option Details, Default Reallocation [Text Block]	If you do not inform us that you want to Transfer your Segment Value to another Segment Option or withdraw the Segment Value, you will stay in your current Segment Option, subject to the new Annual Interest Rate, for the next Segment Term Period. If you exercise a Performance Lock for any Index-Linked Segment Option and do not instruct us otherwise, the Segment Value in the Fixed Segment Option will be re-allocated at the next Segment End Date according to the provisions described under the “Performance Lock” section.
Fixed Option Details, Notification of Availability [Text Block]	The Company will determine the Annual Interest Rate for the Fixed Segment Option on new Contracts at our discretion, and publish it on our website, www.athene.com/products/rila/amplify2.
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment [Table Text Block]
Interim Value Calculation
    Any Withdrawal (a partial Withdrawal, a Required Minimum Distribution, a surrender of your Contract, payment of a Death Benefit, or the application of Interim Value to a Settlement Option) will also be subject to an Interim Value calculation comprised of two components: an Interest Adjustment and an Equity Adjustment, each of which may increase or decrease your Withdrawal proceeds. An Interest Adjustment will apply if you take a Withdrawal on which a Withdrawal Charge applies at any time during the first six Contract Years, including Withdrawals taken on a Segment End Date. An Equity Adjustment will apply if you take a Withdrawal from an Index-Linked Segment Option on any date other than a Segment End Date. See the “Segment Interim Value” section for additional information about how Interim Values are calculated. Even if Segment Credits are positive, the deduction of fees and charges, including Segment Fee amounts, Withdrawal Charges, and any applicable Equity Adjustments or Interest Adjustments, may reduce your Cash Surrender Value below your Purchase Payment and previously credited Segment Credits, or below the protection provided by the Buffer Rate. The maximum potential loss due to Equity Adjustment and Interest Adjustment (as a percentage of Contract Value withdrawn from an Index-Linked Segment Option) is 100%.

We will calculate your Interim Value at the end of each Business Day and will publish the value on our customer portal (www.athene.com/MyAthene-login) on the following Business Day. We reserve the right to not publish the Interim Value for any reason we choose. You may also determine the Interim Value as of the previous Business Day by calling our Administrative Office. As the Interim Value is calculated at the end of the Business Day and values fluctuate daily, this means you won't be able to determine the Interim Value for the day in advance of any transactions you request that are impacted by it. Therefore, any portion of the Interim Value you capture may be higher or lower than it was at the point in time you requested your transaction.
Segment Interim Value
    The Interim Value calculation consists of two parts: an Interest Adjustment and an Equity Adjustment, which are calculated separately for each Segment Option to which you allocate Contract Value. An Interest Adjustment will apply if you take a Withdrawal on which a Withdrawal Charge applies from the Fixed Segment Option or an Index-Linked Segment Option at any time during the first six Contract Years, including on a Segment End Date. An Equity Adjustment will apply if you take a Withdrawal from an Index-Linked Segment Option on any date other than a Segment End Date. The Segment Interim Value is equal to the Segment Value adjusted for any applicable Interest Adjustment and Equity Adjustment.

    The purpose of the Interim Value calculation is to approximate changes in the market value of debt securities and derivative instruments supporting your Contract, which we sell to fund the Withdrawal. The Interest Adjustment, which may be positive or negative, is designed to approximate changes in the value of debt instruments based on changes in market interest rates and credit spreads. The Equity Adjustment, which also may be positive or negative, is designed to approximate the changes in the value of derivative instruments that hedge market risks associated with our contractual obligation to apply Segment Credits to Index-Linked Segment Options on the Segment End Date. The Withdrawal proceeds you receive will reflect positive or negative adjustments assessed by way of any applicable Interest Adjustment and Equity Adjustment as well as the deduction of any applicable Withdrawal Charge.

    On any day, the Segment Interim Value for an Index-Linked Segment Option is equal to A + B + C, where:
A.is the Segment Value on this date;
B.is any applicable Interest Adjustment on this date; and
C.is any applicable Equity Adjustment on this date.

    The Equity Adjustment is equal to zero on any Segment End Date.

    On any day, the Segment Interim Value for the Fixed Segment Option is equal to A + B, where:
A.is the Segment Value on this date; and
B.is any applicable Interest Adjustment on this date.

    For examples of how we calculate the Segment Interim Value, please see Appendix B (“Segment Interim Value Examples).
Interest Adjustment
    The Company invests in fixed income assets to support the value of the Segment Options. Upon any Withdrawal, including annuitization, death, partial Withdrawal, or surrender, the Company must sell a portion of these assets. The Interest Adjustment is a positive or negative adjustment that approximates the change in value of the fixed income assets that are sold to fund any distribution from the Contract. It is applied consistently across all Segment Options available in the Contract and does not relate specifically to any particular fixed income assets supporting the Contract. The Interest Adjustment applies only during the first six Contract Years and is equal to zero after the expiration of the Withdrawal Charge Period. The Interest Adjustment will only be applied to the portion of a surrender or Withdrawal that is subject to a Withdrawal Charge and will be calculated as a separate adjustment that is in addition to any applicable Withdrawal Charge.

    On any day, the total Interest Adjustment for any Segment Option equals (A x B) where:
A.is the portion of the Segment Value that is subject to a Withdrawal Charge on this date, immediately prior to any Withdrawal; and
B.is the Interest Adjustment Factor.
For applications signed prior to May 31, 2025:
The Interest Adjustment Factor for any Index-Linked Segment Option equals (RN/12 -1), where:
N    is the number of complete months remaining before the Withdrawal Charge Period expires; and
R is equal to (1 + A) / (1 + B), where:
A.is the Beginning Interest Adjustment index value; and
B.is the Closing Interest Adjustment index value.

The Interest Adjustment Factor for the Fixed Segment Option equals the greater of (RN/12 -1) and [-(12.5% - C)] where:
N is the number of complete months remaining before the Withdrawal Charge Period expires; and
R is equal to (1 + A) / (1 + B), where:
A.is the Beginning Interest Adjustment index value; and
B.is the Closing Interest Adjustment index value.
C is equal to the applicable Withdrawal Charge rate for that Contract Year.

For applications signed on or after May 31, 2025:
The Interest Adjustment Factor for any Index-Linked Segment Option equals
(RN/12 -1) x (1 - C), where:
N is the number of complete months remaining before the Withdrawal Charge Period expires;
R is equal to (1 + A) / (1 + B), where:
A.is the Beginning Interest Adjustment index value; and
B.is the Closing Interest Adjustment index value; and
C is equal to D x (1 - E), where:
D.    is the value of certain derivative instruments on the Segment Start Date for the applicable Index-Linked Segment Option; and
E.    is the number of days elapsed from the Segment Start Date to the day we calculate the Segment Interim Value, divided by the number of days in the Segment Term Period.

The Interest Adjustment Factor for the Fixed Segment Option equals the greater of (RN/12 -1) and [-(12.5% - C)], where:
N is the number of complete months remaining before the Withdrawal Charge Period expires; and
R is equal to (1 + A) / (1 + B), where:
A.is the Beginning Interest Adjustment index value; and
B.is the Closing Interest Adjustment index value.
C is equal to the applicable Withdrawal Charge rate for that Contract Year.

The Interest Adjustment index is the 7 Year Point on the A Rated US Bloomberg Fair Value Curve, a bond index published by Bloomberg. The Beginning Interest Adjustment index value is equal to the closing price of the Interest Adjustment index on the Contract Date. The Closing Interest Adjustment index value is equal to the closing price of the Interest Adjustment index on the day we calculate the Segment Interim Value.
    If the closing price of the Interest Adjustment index on the day the Interest Adjustment is calculated is greater than the closing price of the index on the Contract Date, the Interest Adjustment will be negative and will decrease the Segment Interim Value. If the closing price of the Interest Adjustment index on the day the Interest Adjustment is calculated is less than the than the closing pricing of this index on the Contract Date, the Interest Adjustment will be positive and will increase the Segment Interim Value.

    You may obtain the daily price of the Interest Adjustment index by contacting us. If a closing price of the Interest Adjustment index is not available on any day for which a closing price is needed, then the closing price as of the first preceding Business Day for which a closing price is available will be used.

    If the Interest Adjustment index is discontinued, we are unable for any reason to utilize it, or the calculation of these values are substantially changed, we may substitute another method of determining the values that will be used in the above calculation and will inform you of such change at your last known address on file with us.
Equity Adjustment
    The Equity Adjustment is a positive or negative adjustment designed to approximate the change in market value of the derivative instruments that hedge risks associated with our obligation to apply Segment Credits to Index-Linked Segment Options. While the performance of the Reference Index factors into the calculation of the Equity Adjustment, the Equity Adjustment does not equal the performance of the Reference Index. The Equity Adjustment may be negative even when the value of the Reference Index has increased or has declined less than the Buffer Rate for an Index-Linked Segment Option. It does not relate to any particular derivative instrument(s) supporting the Contract. The Equity Adjustment Factor represents the difference in the value of the hypothetical derivatives on a given date before the Segment End Date and on the Segment Start Date, adjusted for the number of days elapsed in the Segment Term Period.

The adjustment accounts for the applicable Cap Rate, Participation Rate, Downside Participation Rate, Trigger Rate, Buffer Rate, the Index Allocation Percentage for the Performance Blend Segment Option, and the Milestone Threshold for Milestone Lock Segment Options by using the Black-Scholes pricing model to track the value of a hypothetical set of derivatives on days other than a Segment End Date. The inputs used in the Black-Scholes method are consistent with market prices, and include relevant adjustments that reflect the estimated cost of entering the hypothetical derivative positions on the Segment Start Date and exiting the hypothetical derivative positions before the Segment End Date. These adjustments are often referred to as a “bid/offer spread,” and they will reduce the Segment Interim Value to reflect the transaction costs associated with trading derivative instruments.

    On any Segment End Date, the Equity Adjustment will be equal to zero and will not result in any adjustment to a Withdrawal. You may avoid an Equity Adjustment by taking Withdrawals on a Segment End Date.

The total Equity Adjustment for any Index-Linked Segment Option equals (A x B) where:
A.is the Segment Value on this date, immediately prior to any Withdrawal; and
B.is the Equity Adjustment Factor applicable to that Segment Option.

The following hypothetical derivatives are utilized in the calculation of the Equity Adjustment Factor for Point-to-Point Segment Options:
•At-the-money call (ATM Call): This is an option to buy a position in the Reference Index on the next Segment End Date at a strike price equal to the price of the index on the Segment Start Date;
•Out-of-the-money call (OTM Call): This is an option to buy a position in the Reference Index on the next Segment End Date at a strike price equal to the price of the index on the Segment Start Date x (1 + Cap Rate); and
•Out-of-the-money put (OTM Put): This is an option to sell a position in the Reference Index on the next Segment End Date at a strike price equal to the price of the index on the Segment Start Date x (1 - Buffer Rate).
The following hypothetical derivatives are utilized in the calculation of the Equity Adjustment Factor for Milestone Lock Segment Options:
•At-the-money call (ATM Call): This is an option to buy a position in the Reference Index on the next Segment End Date at a strike price equal to the price of the index on the most recent Milestone Date;
•Out-of-the-money call (OTM Call): This is an option to buy a position in the Reference Index on the next Segment End Date at a strike price equal to the price of the index on the most recent Milestone Date x (1 + Cap Rate); and
•Out-of-the-money put (OTM Put): This is an option to sell a position in the Reference Index on the next Segment End Date at a strike price equal to the price of the index on the most recent Milestone Date x (1 - Buffer Rate).

The following hypothetical derivatives are utilized in the calculation of the Equity Adjustment Factor for the Trigger Segment Options:
•At-the-money binary call (ATM Binary Call): This is a binary call option with a strike price set to the price of the index on the Segment Start Date, and that required the buyer to receive a specified, fixed payout (equal to the Trigger Rate) on the next Segment End Date, provided that the value of the Reference Index at the end of the term is greater than or equal to the strike price; and
•Out-of-the-money put (OTM Put): This is an option to sell a position in the Reference Index on the next Segment End Date at a strike price equal to the price of the index on the Segment Start Date x (1 - Buffer Rate).

The following hypothetical derivatives are utilized in the calculation of the Equity Adjustment Factor for the Dual Trigger Segment Options:
•In-the-money binary call (ITM Binary Call): This is a binary call option with a strike price set to the price of the index on the Segment Start Date x (1 – Buffer Rate), and that required the buyer to receive a specified, fixed payout (equal to the Trigger Rate) on the next Segment End Date, provided that the value of the Reference Index at the end of the term is greater than or equal to the strike price; and
•Out-of-the-money put (OTM Put): This is an option to sell a position in the Reference Index on the next Segment End Date at a strike price equal to the price of the index on the most recent Segment Start Date x (1 - Buffer Rate).

The following hypothetical derivatives are utilized in the calculation of the Equity Adjustment Factor for the Dual Direction Segment Options:
•At-the-money call (ATM Call): This is an option to buy a position in the Index on the next Segment End Date at a strike price equal to the price of the Index on the Segment Start Date;
•Out-of-the-money call (OTM Call): This is an option to buy a position in the Index on the next Segment End Date at a strike price equal to the price of the Index on the Segment Start Date x (1 + Cap Rate);
•At-the-money put (ATM Put): This is an option to sell a position in the Index on the next Segment End Date at a strike price equal to the price of the Index on the Segment Start Date;
•Out-of-the-money put (OTM Put): This is an option to sell a position in the Reference Index on the next Segment End Date at a strike price equal to the price of the index on the most recent Segment Start Date x (1 - Buffer Rate). Note: Dual Direction Segments use two of these options; and
•Out-the-money binary put (OTM Binary Put): This is a binary put option with a strike price set to the price of the index on the Segment Start Date x (1 – Buffer Rate), and that required the seller to pay a specified, fixed payout (equal to the absolute value of the Buffer Rate) on the next Segment End Date, provided that the value of the Reference Index at the end of the term is less than the strike price.

    For Index-Linked Segment Options using the Point-to-Point, Milestone Lock, and Performance Blend Crediting Methods, the value of the derivative instruments is equal to (ATM Call - OTM Call) x Participation Rate - OTM Put. For Trigger Segment Options, the value of the derivative instruments is equal to (Trigger Rate x ATM
Binary Call) – OTM Put. For Dual Trigger Segment Options, the value of the derivative instruments is equal to (Trigger Rate x ITM Binary Call) – OTM Put. For Dual Direction Segment Options, the value of the derivative instruments is equal to (ATM Call – OTM Call) x Participation Rate + (ATM Put – OTM Put – (Buffer Rate x OTM Binary Put)) x Downside Participation Rate – OTM Put.

    For Point-to-Point Segment Options, Performance Blend Segment Options, Milestone Lock Segment Options, and Dual Direction Segment Options, the hypothetical call options (ATM Call and OTM Call) are intended to value the potential for increases in the Reference Index up to the applicable Cap Rate. As shown in the formulas above, the resulting difference is multiplied by the applicable Participation Rate. For Trigger Segment Options and Dual Trigger Segment Options, the hypothetical call options (ATM Binary Call and ITM Binary Call) are intended to value the potential for changes in the Reference Index that are greater than or equal to a threshold specified by the Segment Option. For all Index-Linked Segment Options, except Dual Direction Segment Options, the hypothetical out-of-the-money put option (OTM Put) is intended to value the potential for decreases in the Reference Index in excess of the applicable Buffer Rate. For Dual Direction Segment Options, the ATM Put and one of the OTM Put options are intended to value the potential for decreases in the Reference Index fully offset by the applicable Buffer Rate. As shown in the formulas above, the resulting difference is multiplied by the applicable Downside Participation Rate. For Dual Direction Segment Options, the other OTM Put and the OTM Binary Put are intended to value the potential for decreases in the Reference Index not fully offset by the applicable Buffer Rate. As shown in the formulas above, the OTM Binary Put is multiplied by the applicable Downside Participation Rate prior to the OTM Put being subtracted.

    For any Index-Linked Segment Option except Milestone Lock Segment Options, the Equity Adjustment Factor is equal to A - B x (1 - Y), where:
    A is the value of the derivative instruments on the day we calculate the Segment Interim Value;
B is the value of the derivative instruments on the Segment Start Date; and
    Y is the number of days elapsed from the Segment Start Date to the day we calculate the Segment
     Interim Value, divided by the number of the days in the Segment Term Period.

    The Performance Blend Segment Option requires additional steps to determine the Equity Adjustment Factor:
•For A and B defined above, the value of the derivative instruments for each of the underlying indices is calculated independently using the Black-Scholes Method.
•Weights are assigned based on the relative value of the derivative instruments across the underlying indices to produce an aggregate derivative instrument value for the Performance Blend Segment Option.
•50% weight is assigned to the index with the highest value of derivative instruments on the date in question;
•30% weight is assigned to the index with the second highest value of derivative instruments on the date in question; and
•20% weight is assigned to the index with the lowest value of derivative instruments on the date in question.

For Milestone Lock Segment Options, the Equity Adjustment Factor will take into account any previously determined Milestone Credit Percentages and resets of buffer protection. It is equal to [A x (1 + C) + C] - [B x (1 - Y)], where:
    A is the value of the derivative instruments on the day we calculate the Segment Interim Value;
B is the value of the derivative instruments on the Segment Start Date;
C is the result of the following calculation: add one to each Milestone Credit Percentage, then multiply each of these sums together, then subtract one from the result; and
    Y is the number of days elapsed from the Segment Start Date to the day we calculate the Segment
     Interim Value, divided by the number of days in the Segment Term Period.
For an example of how we calculate the Equity Adjustment Factor for Point-to-Point Segment Options, Trigger Segment Options, Dual Trigger Segment Options, Dual Direction Segment Options, the Performance Blend Segment Option and Milestone Lock Segment Options, please see Appendix B (“Segment Interim Value Examples”).

The following Black-Scholes Method inputs are used in the calculation of the Equity Adjustment:
•Volatility - This input varies with the amount of time remaining in the Segment Term Period and the ratio of the strike price to the current price (referred to as the moneyness of the option) at the time of the calculation.
To derive a volatility input for each hypothetical option, we use daily quotes of implied volatility that we receive from independent third-parties. Implied volatility quotes are obtained for two at-the-money options with the closest maturity before and after the Segment End Date of your Segment Option, as well as for the two options with the same maturity as your Segment Option and with the closest moneyness value above and below the moneyness of each hypothetical option.

We calculate the implied volatility input of each hypothetical option as follows:
1.Calculate the implied volatility of an option with the same moneyness as each hypothetical option, but with the closest maturity before the Segment End Date by linearly interpolating between:
a.An option with the closest maturity before the Segment End Date, but with the closest moneyness above the moneyness of each hypothetical option; and
b.An option with the closest maturity before the Segment End Date, but with the closest moneyness below the moneyness of each hypothetical option.
2.Calculate the implied volatility of an option with the same moneyness as each hypothetical option, but with the closest maturity after the Segment End Date by linearly interpolating between
a.An option with the closest maturity after the Segment End Date, but with the closest moneyness above the moneyness of each hypothetical option; and
b.An option with the closest maturity after the Segment End Date, but with the closest moneyness below the moneyness of each hypothetical option.
3.Calculate the implied volatility input for each hypothetical option by linearly interpolating between (1) and (2) above.

•Index Dividend Yield - On a daily basis we will receive the average annual dividend yield across the Reference Index for each Segment Option, as provided by an independent third-party.

•Swap Rate - We use key derivative swap rates provided by an independent third-party. Swap rates are obtained for maturities adjacent to the actual time remaining in the Segment Term Period at the time of the calculation. We use linear interpolation to derive the exact remaining duration rate needed as the input.

    The Company uses market data from third-party sources to calculate the value of the derivative instruments. If we are delayed in receiving this data and cannot calculate the current value of the derivative instruments as of that day, we will use the prior Business Day's value.

Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]
9. Benefits Available Under the Contract
Free Withdrawals
    A Free Withdrawal is a Withdrawal amount on which no Withdrawal Charge or Interest Adjustment applies. However, an Equity Adjustment will still apply.

For applications signed prior to May 31, 2025, the Free Withdrawal amount available in any Contract Year is equal to 10% of the Contract Value as of the previous Contract Anniversary. Any unused portion of the Free Withdrawal amount for a Contract Year cannot be carried over to the following Contract Year. If the amount of a partial Withdrawal in any Contract Year exceeds the Free Withdrawal amount for that Contract Year, the excess Withdrawal will be subject to any applicable Withdrawal Charge and Interest Adjustment.

For applications signed on or after May 31, 2025, Free Withdrawals are available beginning on the Initial Segment Start Date. The Free Withdrawal amount available in any Segment Year is equal to 10% of the Contract Value as of the previous Segment Anniversary. Any unused portion of the Free Withdrawal amount for a Segment Year cannot be carried over to the following Segment Year. If the amount of a partial Withdrawal in any Segment Year exceeds the Free Withdrawal amount for that Segment Year, the excess Withdrawal will be subject to any applicable Withdrawal Charge and Interest Adjustment.
The Example below shows the effect of the Free Withdrawal amount on the remaining Segment Value and the proceeds paid to the Owner. This Example assumes a gross Withdrawal of $10,000 (the maximum Free Withdrawal amount) is requested.

Example 13 - Effect of a Free Withdrawal on the Net Withdrawal
Equity Adjustment Factor	-16.89%
Interest Adjustment Factor	2.77%
Contract Value on the previous Contract Anniversary (Segment Anniversary for applications signed on or after 5/31/2025)	$100,000.00
Immediately Before Withdrawal
Segment Value	$99,525.00
Total Equity Adjustment	$(16,809.77)	[1]
Total Interest Adjustment	$2,479.84	[2]
Segment Interim Value	$85,195.07
Withdrawal
Withdrawal Amount	$10,000.00
Equity Adjustment attributable to the Withdrawal	$(1,689.00)	[3]
Interest Adjustment attributable to the Withdrawal	$—	[4]
Withdrawal Charge	$—
Net Withdrawal Amount paid to Owner	$8,311.00
Immediately After Withdrawal
Resulting Segment Value	$89,525.00
(1)    Total Equity Adjustment = 99,525 x -16.89% = (16,809.77)
(2)    Total Interest Adjustment = [99,525 - 10,000] x 2.77% = 2,479.84
(3)    Equity Adjustment attributable to Withdrawal = 10,000 x -16.89% = (1,689.00)
(4)    Interest Adjustment attributable to Withdrawal = [10,000 - 10,000] x 2.77% = 0.00
Required Minimum Distribution
    If your Contract is subject to minimum distribution requirements under Internal Revenue Code Section 401(a)(9), any Withdrawal of a minimum distribution required under Section 401(a)(9) with respect to the Contract (a “Required Minimum Distribution”), as calculated by us, will not be subject to Withdrawal Charges or an Interest Adjustment. Any Withdrawal made to satisfy required minimum distribution requirements will count towards your Free Withdrawal Amount and will be subject to an Equity Adjustment. Because all Required Minimum Distribution Withdrawals are subject to an Equity Adjustment, you may wish to take distributions from other assets to satisfy the Required Minimum Distribution associated with this Contract.

For applications signed prior to May 31, 2025, Required Minimum Distributions will incur a Withdrawal Charge and Interest Adjustment if you previously took a Withdrawal in the same Contract Year to satisfy the required minimum distribution requirement under your Contract. In this circumstance, you must wait until the next Contract Anniversary to take your Required Minimum Distribution without incurring a Withdrawal Charge or Interest Adjustment.

For applications signed on or after May 31, 2025, Required Minimum Distributions will incur a Withdrawal Charge and Interest Adjustment if you previously took a Withdrawal in the same Segment Year to satisfy the required minimum distribution requirement under your Contract. In this circumstance, you must wait until the next Segment Anniversary to take your Required Minimum Distribution without incurring a Withdrawal Charge or Interest Adjustment.
Required Minimum Distributions can be withdrawn anytime during a Segment Term Period, including from Index-Linked Segment Options, and, when applicable, will be required on an ongoing basis. Required Minimum Distributions will reduce your Contract Value and the potential for positive Segment Credits that you may receive. The reduction in Contract Value may be significant, and may be greater than the amount withdrawn. Any amounts withdrawn could also result in significant reductions to your Death Benefit and other benefits available under the Contract. While Withdrawal Charges may not apply, Required Minimum Distributions could still result in negative Interim Value adjustments, taxes, and tax penalties, as applicable. Under extreme circumstances, you could lose up to 100% of your investment from a negative Interest Adjustment on money allocated to an Index-Linked Segment Option. Under extreme circumstances, you could lose up to 100% of your investment from a negative Equity Adjustment on money allocated to an Index-Linked Segment Option. Therefore, this Contract may not be an appropriate investment for taking these distributions. Please consult a Financial Professional regarding the appropriateness of taking these types of withdrawals from your contract.

The Example below shows the effect of the Required Minimum Distribution on the Net Withdrawal amount. This Example assumes an annual Required Minimum Distribution of $12,000 is requested.

Example 14 - Effect of a Required Minimum Distribution on the Net Withdrawal
Equity Adjustment Factor	-16.89%
Interest Adjustment Factor	2.77%
Contract Value on the previous Contract Anniversary (Segment Anniversary for applications signed on or after May 31, 2025)	$100,000.00
Immediately Before Withdrawal
Segment Value	$99,525.00
Total Equity Adjustment	$(16,809.77)	[1]
Total Interest Adjustment	$2,424.44	[2]
Segment Interim Value	$85,195.07
Withdrawal
Required Minimum Distribution	$12,000.00
Free Withdrawal Amount	$10,000.00
Equity Adjustment attributable to the Withdrawal	$(2,026.80)	[3]
Interest Adjustment attributable to the Withdrawal	$—	[4]
Withdrawal Charge	$—
Net Withdrawal Amount paid to Owner	$9,973.20
Immediately After Withdrawal
Remaining Free Withdrawal	$—
Resulting Segment Value	$87,525.00
(1)    Total Equity Adjustment = 99,525 x -16.89% = (16,809.77)
(2)    Total Interest Adjustment = [99,525 - 12,000] x 2.77% = 2,424.44
(3)    Equity Adjustment attributable to Withdrawal = 12,000 x -16.89% = (2,026.80)
(4)    Interest Adjustment attributable to Withdrawal = [12,000 - Max(12,000 , 10,000)] x 2.77% = 0.00
Performance Lock
The Performance Lock feature allows you to capture the Performance Lock Value of an Index-Linked Segment Option during the Segment Term Period. A Performance Lock may be exercised for any of the Index-Linked Segment Options to which funds are currently allocated.
You may exercise a Performance Lock for an Index-Linked Segment Option at any time during the Segment Term Period up to two Business Days prior to the end of the Segment Term Period. Only one Performance Lock may be exercised per Segment Term Period for each Index-Linked Segment Option. However, you may exercise a Performance Lock at different times for each Index-Linked Segment Option so long as you do so up to two Business Days prior to the end of the Segment Term Period for that Segment Option. A Performance Lock may not be applied retroactively and can only be exercised for the entire Segment Value. Partial Performance Locks of the Segment Value are not permitted.

Once you exercise a Performance Lock for a given Index-Linked Segment Option, it is irrevocable for that Segment Term Period. At the end of that Segment Term Period, you may choose to exercise a Performance Lock during the next Segment Term Period if funds are again allocated to an Index-Linked Segment Option.

When you exercise a Performance Lock, we will use the Performance Lock Value calculated at the end of the Business Day we receive your request in Good Order. As this value is calculated at the end of the Business Day, this means you won't be able to determine your Performance Lock Value in advance. Therefore, the Performance Lock Value you capture may be higher or lower than it was at the point in time you requested a Performance Lock. Performance Lock requests will be permitted up to two Business Days prior to a Segment End Date. If we receive a request in Good Order on a non-Business Day or after close of a Business Day, the request will be deemed to be received on the next Business Day. For requests submitted in writing, we do not consider the request to be received until it arrives at our Administrative Office.

Once a Performance Lock is exercised, the locked Index-Linked Segment Option will not receive a Segment Credit on the Segment End Date. Instead, the Performance Lock Value for that Segment Option will be transferred on the Performance Lock Date to the one-year Fixed Segment Option, where it will accrue interest daily for the remainder of the one-year Fixed Segment Term Period. This means that the Segment Term Period for any Index-Linked Segment Option for which you exercise a Performance Lock will conclude at the end of the current one-year Fixed Segment Term Period, even if the original Segment End Date was later. Additionally, if you exercise a Performance Lock on a Segment Anniversary for a two-year or six-year Segment Option, your funds will remain in the Fixed Segment Option for a full year before being available for re-allocation. Following the transfer, the terms of the Fixed Segment Option (Segment Start Date, Segment End Date, and Annual Interest Rate) will match the existing terms for the current one-year Fixed Segment Term Period.

At the end of the one-year Fixed Segment Term Period, the Fixed Segment Value will automatically be re-allocated proportionately to each Index-Linked Segment Option for which you exercised a Performance Lock, unless you instruct otherwise. Subject to availability, a new Segment Term Period will begin at that time. Please note that six-year Segment Options are only available in the first Contract Year, and two-year Segment Options are only available during the first six Contract Years. The proportional mechanism is intended to re-allocate the Fixed Segment Value based on the relative amounts that were transferred to the Fixed Segment Option through the exercise of Performance Locks. If you would like different allocations for the next Segment Term Period, you may request to do so per the terms of the “Transfers Between Segment Options by Request” section. The proportional re-allocation is based on the following formula:

A x (B / (C + D)), where:
A.is the one-year Fixed Segment Option Segment Value on the Segment End Date;
B.is the Performance Lock Value for a given Index-Linked Segment Option on its Performance Lock Date;
C.is the existing one-year Fixed Segment Option Segment Value on the first Performance Lock Date during the current Segment Term Period (before the transfer of the Performance Lock Value); and
D.is the sum of the Performance Lock Values for each Index-Linked Segment Option that exercised a Performance Lock during the current Segment Term Period.

At the next Segment End Date (for the one-year Fixed Segment Option) following a Performance Lock, the resulting amount from this formula will be transferred to the same Index-Linked Segment Option for which the
Performance Lock was exercised if the same Index-Linked Segment Option is available. If a Performance Lock was exercised for a two-year or six-year Segment Option that is no longer available, the resulting amount from this formula will be transferred to that Segment Option’s one-year counterpart. If a one-year counterpart is not available, the resulting amount from this formula will remain in the Fixed Segment Option unless you instruct otherwise. Additionally, unless you instruct otherwise, the resulting amount from A x (C / (C + D)) will remain in the Fixed Segment Option, which represents the funds that were originally in the Fixed Segment Option before funds from other Segment Options were transferred via Performance Lock. It is important to note that six-year Segment Options are only available in the first Contract Year.Exercising a Performance Lock on a six-year Segment Option means you will not have the ability to re-allocate to a six-year Segment Option. For examples of the transfer and re-allocation mechanics when a Performance Lock is exercised, please see Appendix C (“Performance Lock Examples”).

A Performance Lock can help eliminate uncertainty regarding future Reference Index performance and potentially limit the impact of a negative Segment Credit you would otherwise receive. It also allows you transfer the Segment Value out of an Index-Linked Segment Option before the Segment End Date. The disadvantage of exercising a Performance Lock is that the Reference Index could increase between the Performance Lock Date and the Segment End Date, and you will not participate in that increase. In addition, if you exercise a Performance Lock, you may receive less than the full protection of the Buffer compared to what you would have received if you waited for us to apply the Segment Credit on the Segment End Date. If a Performance Lock is exercised when your Performance Lock Value has declined from the amount invested in the Segment Option on the Segment Start Date, you will lock in any loss and may receive less than the full protection of the Buffer Rate. It is possible that you would have realized less of a loss or no loss if the Performance Lock had occurred at a later time, or if the Segment Option was not locked. Because the Performance Lock Value is based on the Equity Adjustment, the Performance Lock Value may be less than the Segment Value on the Segment Start Date even when the value of the Reference Index has increased or has declined by less than the Buffer Rate. Under extreme circumstances, you could lose up to 100% of your investment from a negative Equity Adjustment on money allocated to an Index-Linked
Segment Option.

We will not provide advice or notify you regarding whether you should exercise a Performance Lock or the optimal time for doing so. We will also not warn you if you exercise a Performance Lock at a sub-optimal time. We are not responsible for any losses related to your decision whether or not to exercise a Performance Lock.
Death Benefit
If any Owner (or, if the Owner is a non-natural person, any Annuitant) dies prior to the Annuity Date, we will pay the Death Benefit to the Beneficiary. During the Withdrawal Charge Period, the Death Benefit is the greater of:
1.The Purchase Payment less net proceeds from prior Withdrawals; and
2.The Interim Value on the date of death. An Interest Adjustment will not be applied to the Interim Value used in the determination of the (See the “Charges and Adjustments” section for more information).

    Net proceeds from prior Withdrawals are equal to the Contract Value withdrawn after the application of Withdrawal Charges, Interest Adjustments, and Equity Adjustments. Withdrawals do not include any amount deducted for the payment of Segment Fees. Withdrawal Charges and Interest Adjustments will not be applied in determining the Death Benefit payable to your Beneficiary.

    After the Withdrawal Charge Period, the Death Benefit will be the Interim Value on the date of death (See the “Charges and Adjustments” section for information on determining the Interim Value). If the Owner is a natural person and the Owner is changed or an additional Owner is added (or if the Owner is a non-natural person and the Annuitant is changed or an additional Annuitant is added), except through the continuation of the Contract as a surviving spouse as described below, the Death Benefit will be the Interim Value (excluding any Interest Adjustment) on the date of death.
    We will pay the Death Benefit within five (5) years of the death of the Owner. If the Contract is a Non-Qualified Contract, and if the Beneficiary is a natural person, such Beneficiary may elect for the Death Benefit to be distributed over the life of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, provided the election is made in accordance with Internal Revenue Code section 72.

    Upon the death of any Joint Owner, where the surviving spouse is the surviving Joint Owner, the surviving Joint Owner will become the Beneficiary to whom the Death Benefit will be paid, and any other Beneficiary designation on record at the time of the death will be treated as a contingent Beneficiary.

    If the Beneficiary is the deceased Owner’s surviving spouse, the surviving spouse may elect to continue the Contract as the sole Owner in lieu of receiving the Death Benefit. The Death Benefit payable upon the death of a spouse who has continued the Contract will be based on the greater of the Purchase Payment less net proceeds from prior Withdrawals and the Interim Value on the continuing spouse’s date of death during the remainder of the Withdrawal Charge Period and will be based on the Interim Value on the continuing spouse’s date of death thereafter. This provision relating to the surviving spouse can only apply once, it cannot apply a second time if the surviving spouse elects to continue the Contract, remarries, and then dies.

    All elections must be made by submitting the appropriate paperwork to us in Good Order.

    If the Annuitant is not an Owner and dies prior to the Annuity Date, you may designate a new Annuitant, subject to our underwriting rules then in effect. If no designation is made within 30 days of death of the Annuitant, the younger of you or any Joint Owner will become the Annuitant.

    If the Owner is a non-natural person, then the death of the Annuitant will be treated as the death of the Owner and a new Annuitant may not be designated.

    Before we will pay the Death Benefit, we must receive proof of death at our Administrative Office in a form and manner satisfactory to us, which includes:
•Copy of death certificate while the Contract was in effect;
•Our claim form properly completed from each Beneficiary, as applicable; and
•Any other documents required by law.
    Some examples of how the Death Benefit works are noted below.

Example 15 - Death Benefit Calculation During Withdrawal Charge Period
Purchase Payment	$150,000.00
Prior Withdrawals	$50,000.00
Contract Value	$125,000.00
Equity Adjustment attributable to the Death Benefit	$(30,000.00)
Interim Value Used to Determine Death Benefit	$95,000.00	[1]
Death Benefit	$100,000.00	[2]
(1)    Interim Value = 125,000 - 30,000 = 95,000
(2)    Death Benefit = Max(150,000-50,000 , 95,000) = 100,000

Example 16 - Death Benefit Calculation After Withdrawal Charge Period
Purchase Payment	$150,000.00
Prior Withdrawals	$50,000.00
Contract Value	$125,000.00
Equity Adjustment attributable to the Death Benefit	$(30,000.00)
Interim Value Used to Determine Death Benefit	$95,000.00	[1]
Death Benefit	$95,000.00
(1)    Interim Value = 125,000-30,000 = 95,000
Confinement Waiver
    During the Accumulation Phase, after the first Contract Year and before the Death Benefit becomes payable under the Contract, we will waive the Withdrawal Charge on a requested Withdrawal (including a partial Withdrawal or full surrender) if the following requirements are met:
•any Owner (or, if the Owner is a non-natural person, any Annuitant), is confined to a Qualified Care Facility;
•confinement continues for at least sixty (60) consecutive days;
•confinement begins after the Contract Date;
•confinement is recommended in writing by a Physician; and
•we receive the Withdrawal request and the Physician’s recommendation no later than ninety (90) days following the date the confinement has ceased.

    An Interest Adjustment will not apply, but any applicable Equity Adjustment will still apply.

    A “Qualified Care Facility” means a Convalescent Care Facility, Hospice Facility or Hospital as described below:
•Convalescent Care Facility means an institution which: (i) is licensed by the State as a convalescent nursing facility, a qualified nursing facility, a convalescent hospital, a convalescent unit of a Hospital, an intermediate care facility, or a custodial care facility; and (ii) is primarily engaged in providing, in addition to room and board accommodations, continuous nursing service by or under the supervision of a Physician or a licensed registered nurse (R.N.); and (iii) maintains a daily record of each patient which is available for our review; and (iv) administers a planned program of observation and treatment by a Physician (which for purposes of this provision also cannot be the proprietor or an employee of such facility) which is in accordance with existing standards of medical practice for the confinement.
•Convalescent Care Facility does not include any facility, or any part of a facility, used primarily for: rest care, training or education of the Owner, or the treatment of alcoholism or chemical dependency. Examples of such excluded facilities include (but are not limited to): spas, retreats, and alcohol and drug rehabilitation clinics.
•Hospice Facility means an institution which provides a formal program of care for terminally ill patients whose life expectancy is less than 6 months, provided on an inpatient basis and directed by a Physician. It must be licensed, certified or registered in accordance with State law.
•Hospital means an institution which: (i) is licensed as a hospital and operated pursuant to law; and (ii) is primarily engaged in providing or operating (either on its premises or in facilities available to the hospital on a prearranged contractual basis and under the supervision of a staff of one or more duly licensed Physicians) diagnostic and surgery facilities for the medical care and treatment of injured and sick persons on an inpatient basis for which a charge is made; and (iii) provides 24-hour nursing service by or under the supervision of a licensed registered nurse (R.N.).
•Hospital does not include any facility, or any part of a facility, used primarily for: rest care, training or education, or the treatment of alcoholism or chemical dependency. Examples of such excluded facilities include (but are not limited to): spas, retreats, and alcohol and drug rehabilitation clinics.

    Physician for purposes of this provision means a doctor of medicine or osteopathy legally authorized to practice medicine by the State in which he/she performs such function. The Physician cannot be you, an Annuitant, a Beneficiary, or a member of your, an Annuitant’s, a Beneficiary’s immediate family, including a husband, wife, domestic partner, civil union partner, child, sibling, parent, grandparent, grandchild, cousin, aunt, uncle, niece, nephew and any of their Spouses, domestic partners or civil union partners. State for purposes of this provision means each state of the United States of America, as well as the District of Columbia, the Commonwealth of Puerto Rico, the Virgin Islands, Guam, and American Samoa.

    We reserve the right to obtain, at any time, an additional opinion or an examination of the ill Owner from a Physician that we designate at our expense. Should this opinion differ from that of the Owner’s Physician, the opinion of our Physician will prevail.

    The Confinement Waiver terminates upon the change or addition of an Owner (or if the Owner is a non-natural person and the Annuitant is changed or an additional Annuitant is added), except through continuation of the Contract as a surviving spouse.

    This provision may vary by state, please see Appendix D (“State Variation Chart”).

The Example below shows the effect of the Confinement Waiver on the Withdrawal. This Example assumes a Withdrawal of $12,000 is requested.

Example 17 - Effect of the Confinement Waiver on the Withdrawal
Contract Value on the previous Contract Anniversary (Segment Anniversary for applications signed on or after May 31, 2025)	$100,000.00
Current Contract Value	$125,000.00
Free Withdrawal Amount	$10,000.00	[1]
Equity Adjustment attributable to the Withdrawal	$(750.00)
Requested Withdrawal	$12,000.00
Withdrawal Without Confinement Waiver
Interest Adjustment attributable to the Withdrawal	$125.00
Withdrawal Charge Percentage	7%
Withdrawal Charge	$140.00	[2]
Net Withdrawal Amount paid to Owner	$11,235.00	[3]
Withdrawal With Confinement Waiver
Net Withdrawal Amount paid to Owner	$11,250.00	[4]
Immediately After Withdrawal
Resulting Contract Value	$113,000.00	[5]
(1)    Free Withdrawal Amount = 100,000 x 10% = 10,000
(2)    Withdrawal Charge = (12,000 - 10,000) x 7% = 140
(3)    Net Withdrawal = 12,000 - 750 + 125 - 140 = 11,235
(4)    Net Withdrawal = 12,000 - 750 = 11,250
(5)    Resulting Contract Value = 125,000 - 12,000 = 113,000
Terminal Illness Waiver
    During the Accumulation Phase, after the first Contract Year and before the Death Benefit becomes payable, we will waive the Withdrawal Charge on a requested Withdrawal (including a partial Withdrawal or full surrender) if the following requirements are met:
•any Owner (or, if the Owner is a non-natural person, any Annuitant), is diagnosed with a Terminal Illness;
•the initial diagnosis occurs after the Contract Date; and
•the Withdrawal request is accompanied by a certification of Terminal Illness prepared by a Physician who has examined the ill Owner and is qualified to provide the certification.

    An Interest Adjustment will not apply, but any applicable Equity Adjustment will still apply.

    Terminal Illness means an illness that is expected to cause death within twelve (12) months.

    Physician for purposes of this provision means a doctor of medicine or osteopathy legally authorized to practice medicine by the State in which he/she performs such function. The Physician cannot be you, an Annuitant, a Beneficiary, or a member of your, an Annuitant’s, a Beneficiary’s immediate family, including a husband, wife, domestic partner, civil union partner, child, sibling, parent, grandparent, grandchild, cousin, aunt, uncle, niece, nephew and any of their Spouses, domestic partners or civil union partners. State for purposes of this provision means each state of the United States of America, as well as the District of Columbia, the Commonwealth of Puerto Rico, the Virgin Islands, Guam and American Samoa.

    We reserve the right to obtain, at any time, an additional opinion or an examination of the ill Owner from a Physician that we designate at our expense. Should this opinion differ from that of the ill Owner’s Physician, the opinion of our Physician will prevail.

    The Terminal Illness waiver terminates upon the change or addition of an Owner (or if the Owner is a non-natural person and the Annuitant is changed or an additional Annuitant is added), except through continuation of the Contract as a surviving spouse.

    This provision may vary by state, please see Appendix D (“State Variation Chart”).
The Example below shows the effect of the Terminal Illness Waiver on the Withdrawal. This Example assumes a Withdrawal of $12,000 is requested.

Example 18 - Effect of the Terminal Illness Waiver on the Withdrawal
Contract Value on the previous Contract Anniversary (Segment Anniversary for applications signed on or after May 31, 2025)	$100,000.00
Current Contract Value	$125,000.00
Free Withdrawal Amount	$10,000.00	[1]
Equity Adjustment attributable to the Withdrawal	$(750.00)
Requested Withdrawal	$12,000.00
Withdrawal Without Terminal Illness Waiver
Interest Adjustment attributable to the Withdrawal	$125.00
Withdrawal Charge Percentage	7%
Withdrawal Charge	$140.00	[2]
Net Withdrawal Amount paid to Owner	$11,235.00	[3]
Withdrawal With Terminal Illness Waiver
Net Withdrawal Amount paid to Owner	$11,250.00	[4]
Immediately After Withdrawal
Resulting Contract Value	$113,000.00	[5]

(1)    Free Withdrawal Amount = 100,000 x 10% = 10,000
(2)    Withdrawal Charge = (12,000 - 10,000) x 7% = 140
(3)    Net Withdrawal = 12,000 - 750 + 125 - 140 = 11,235
(4)    Net Withdrawal = 12,000 - 750 = 11,250
(5)    Resulting Contract Value = 125,000 - 12,000 = 113,000

Benefits Available [Table Text Block]
The following table summarizes information about the benefits available under the Contract. The availability of contract benefits may vary by state or financial intermediary. Please see “Appendix D - State Variation Chart” and “Appendix E - Financial Intermediary Variation Chart” for details.

Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Free Withdrawal	Provides for an amount that may be withdrawn each Contract Year without incurring Withdrawal Charges	None
•Only available during the Accumulation Phase.
•Withdrawals of Free Withdrawal amount may reflect an Equity Adjustment and/or an Interest Adjustment, which may be less than your initial investment, and taxes and tax penalties.
•Withdrawals will reduce your Contract Value and the potential for positive Segment Credits that you may receive. The reduction in Contract Value may be significant, and may be greater than the amount withdrawn. Any amounts withdrawn could also result in significant reductions to your Death Benefit and other benefits available under the Contract.
•Unused Free Withdrawal amounts not available in future years.

Required Minimum Distribution	Provides for any Withdrawal considered an Required Minimum Distribution under Section 401(a)(9) to not be subject to Withdrawal Charges	None
•Withdrawals may reflect an Equity Adjustment and/or an Interest Adjustment, which may be less than your initial investment, and taxes and tax penalties.
•Required Minimum Distributions will reduce your Contract Value and the potential for positive Segment Credits that you may receive. The reduction in Contract Value may be significant, and may be greater than the amount withdrawn. Any amounts withdrawn could also result in significant reductions to your Death Benefit and other benefits available under the Contract.
•Required Minimum Distributions will incur a Withdrawal Charge if you previously took a Withdrawal in the same year to satisfy the required minimum distribution requirement under your Contract.

Performance Lock	Allows you to capture the Performance Lock Value during the Segment Term Period of an Index-Linked Segment Option prior to the Segment End Date.	None
•We will not provide advice on whether you should exercise the Performance Lock.
•You will not know the Performance Lock Value at the time you request the Performance Lock, and the Performance Lock Value could be lower than you expect.
•A Performance Lock must be exercised at least two Business Days before the Segment End Date and for the entire Segment Value.
•Once exercised for a particular Index-Linked Segment Option, a Lock is irrevocable for the Segment Term Period.
•The locked Index-Linked Segment Option will not receive Segment Credit on the Segment End Date; the Performance Lock Value will be transferred to the1-year Fixed Segment Option for the remainder of the Segment Term Period.
•The Performance Lock Value may be less than the Segment Value on the Segment Start Date even when the value of the Reference Index has increased or has declined by less than the Buffer Rate. In extreme circumstances, you could lose 100% of your investment.

Death Benefit
During the Withdrawal Charge Period, upon death provides a Death Benefit payment equal to the greater of Interim Value or Purchase Payments (less less net proceeds from Withdrawals).

After the Withdrawal Charge Period, upon death provides a Death Benefit payment equal to Interim Value
None
•Only available during the Accumulation Phase.
•Calculation of Interim Value is subject to any applicable Equity Adjustment.
•Purchase Payment component is reduced by any net proceeds from prior Withdrawals.

Confinement Waiver	Waiver of Withdrawal Charges in the event of a confinement to a Qualified Care Facility	None
•Automatically included in Contract at issue.
•Only available during the Accumulation Phase.
•Only available after the first Contract Anniversary.
•Owner must be confined to a Qualified Care Facility as defined by the benefit for at least 60 days. Confinement must occur after the Contract Date.
•Confinement must be recommended by a Physician as defined in the Confinement Waiver section.
•Withdrawals under the benefit may be subject to any applicable Equity Adjustment, taxes and tax penalties. An Interest Adjustment will not apply.

Terminal Illness Waiver	Waiver of Withdrawal Charges in the event the Owner (or Annuitant if the Owner is not a natural person) is diagnosed with a Terminal Illness	None
•Automatically included in Contract at issue.
•Only available during the Accumulation Phase.
•Only available after the first Contract Anniversary.
•Owner must be diagnosed with a Terminal Illness by a Physician as defined in the Terminal Illness Waiver section.
•Initial diagnosis must occur after Contract Date.
•Withdrawal under benefit may be subject to Equity Adjustment, taxes and tax penalties. An Interest Adjustment will not apply.

Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%
Benefits Description [Table Text Block]
Free Withdrawals
    A Free Withdrawal is a Withdrawal amount on which no Withdrawal Charge or Interest Adjustment applies. However, an Equity Adjustment will still apply.

For applications signed prior to May 31, 2025, the Free Withdrawal amount available in any Contract Year is equal to 10% of the Contract Value as of the previous Contract Anniversary. Any unused portion of the Free Withdrawal amount for a Contract Year cannot be carried over to the following Contract Year. If the amount of a partial Withdrawal in any Contract Year exceeds the Free Withdrawal amount for that Contract Year, the excess Withdrawal will be subject to any applicable Withdrawal Charge and Interest Adjustment.

For applications signed on or after May 31, 2025, Free Withdrawals are available beginning on the Initial Segment Start Date. The Free Withdrawal amount available in any Segment Year is equal to 10% of the Contract Value as of the previous Segment Anniversary. Any unused portion of the Free Withdrawal amount for a Segment Year cannot be carried over to the following Segment Year. If the amount of a partial Withdrawal in any Segment Year exceeds the Free Withdrawal amount for that Segment Year, the excess Withdrawal will be subject to any applicable Withdrawal Charge and Interest Adjustment.
The Example below shows the effect of the Free Withdrawal amount on the remaining Segment Value and the proceeds paid to the Owner. This Example assumes a gross Withdrawal of $10,000 (the maximum Free Withdrawal amount) is requested.

Example 13 - Effect of a Free Withdrawal on the Net Withdrawal
Equity Adjustment Factor	-16.89%
Interest Adjustment Factor	2.77%
Contract Value on the previous Contract Anniversary (Segment Anniversary for applications signed on or after 5/31/2025)	$100,000.00
Immediately Before Withdrawal
Segment Value	$99,525.00
Total Equity Adjustment	$(16,809.77)	[1]
Total Interest Adjustment	$2,479.84	[2]
Segment Interim Value	$85,195.07
Withdrawal
Withdrawal Amount	$10,000.00
Equity Adjustment attributable to the Withdrawal	$(1,689.00)	[3]
Interest Adjustment attributable to the Withdrawal	$—	[4]
Withdrawal Charge	$—
Net Withdrawal Amount paid to Owner	$8,311.00
Immediately After Withdrawal
Resulting Segment Value	$89,525.00
(1)    Total Equity Adjustment = 99,525 x -16.89% = (16,809.77)
(2)    Total Interest Adjustment = [99,525 - 10,000] x 2.77% = 2,479.84
(3)    Equity Adjustment attributable to Withdrawal = 10,000 x -16.89% = (1,689.00)
(4)    Interest Adjustment attributable to Withdrawal = [10,000 - 10,000] x 2.77% = 0.00
Required Minimum Distribution
    If your Contract is subject to minimum distribution requirements under Internal Revenue Code Section 401(a)(9), any Withdrawal of a minimum distribution required under Section 401(a)(9) with respect to the Contract (a “Required Minimum Distribution”), as calculated by us, will not be subject to Withdrawal Charges or an Interest Adjustment. Any Withdrawal made to satisfy required minimum distribution requirements will count towards your Free Withdrawal Amount and will be subject to an Equity Adjustment. Because all Required Minimum Distribution Withdrawals are subject to an Equity Adjustment, you may wish to take distributions from other assets to satisfy the Required Minimum Distribution associated with this Contract.

For applications signed prior to May 31, 2025, Required Minimum Distributions will incur a Withdrawal Charge and Interest Adjustment if you previously took a Withdrawal in the same Contract Year to satisfy the required minimum distribution requirement under your Contract. In this circumstance, you must wait until the next Contract Anniversary to take your Required Minimum Distribution without incurring a Withdrawal Charge or Interest Adjustment.

For applications signed on or after May 31, 2025, Required Minimum Distributions will incur a Withdrawal Charge and Interest Adjustment if you previously took a Withdrawal in the same Segment Year to satisfy the required minimum distribution requirement under your Contract. In this circumstance, you must wait until the next Segment Anniversary to take your Required Minimum Distribution without incurring a Withdrawal Charge or Interest Adjustment.
Required Minimum Distributions can be withdrawn anytime during a Segment Term Period, including from Index-Linked Segment Options, and, when applicable, will be required on an ongoing basis. Required Minimum Distributions will reduce your Contract Value and the potential for positive Segment Credits that you may receive. The reduction in Contract Value may be significant, and may be greater than the amount withdrawn. Any amounts withdrawn could also result in significant reductions to your Death Benefit and other benefits available under the Contract. While Withdrawal Charges may not apply, Required Minimum Distributions could still result in negative Interim Value adjustments, taxes, and tax penalties, as applicable. Under extreme circumstances, you could lose up to 100% of your investment from a negative Interest Adjustment on money allocated to an Index-Linked Segment Option. Under extreme circumstances, you could lose up to 100% of your investment from a negative Equity Adjustment on money allocated to an Index-Linked Segment Option. Therefore, this Contract may not be an appropriate investment for taking these distributions. Please consult a Financial Professional regarding the appropriateness of taking these types of withdrawals from your contract.

The Example below shows the effect of the Required Minimum Distribution on the Net Withdrawal amount. This Example assumes an annual Required Minimum Distribution of $12,000 is requested.

Example 14 - Effect of a Required Minimum Distribution on the Net Withdrawal
Equity Adjustment Factor	-16.89%
Interest Adjustment Factor	2.77%
Contract Value on the previous Contract Anniversary (Segment Anniversary for applications signed on or after May 31, 2025)	$100,000.00
Immediately Before Withdrawal
Segment Value	$99,525.00
Total Equity Adjustment	$(16,809.77)	[1]
Total Interest Adjustment	$2,424.44	[2]
Segment Interim Value	$85,195.07
Withdrawal
Required Minimum Distribution	$12,000.00
Free Withdrawal Amount	$10,000.00
Equity Adjustment attributable to the Withdrawal	$(2,026.80)	[3]
Interest Adjustment attributable to the Withdrawal	$—	[4]
Withdrawal Charge	$—
Net Withdrawal Amount paid to Owner	$9,973.20
Immediately After Withdrawal
Remaining Free Withdrawal	$—
Resulting Segment Value	$87,525.00
(1)    Total Equity Adjustment = 99,525 x -16.89% = (16,809.77)
(2)    Total Interest Adjustment = [99,525 - 12,000] x 2.77% = 2,424.44
(3)    Equity Adjustment attributable to Withdrawal = 12,000 x -16.89% = (2,026.80)
(4)    Interest Adjustment attributable to Withdrawal = [12,000 - Max(12,000 , 10,000)] x 2.77% = 0.00
Performance Lock
The Performance Lock feature allows you to capture the Performance Lock Value of an Index-Linked Segment Option during the Segment Term Period. A Performance Lock may be exercised for any of the Index-Linked Segment Options to which funds are currently allocated.
You may exercise a Performance Lock for an Index-Linked Segment Option at any time during the Segment Term Period up to two Business Days prior to the end of the Segment Term Period. Only one Performance Lock may be exercised per Segment Term Period for each Index-Linked Segment Option. However, you may exercise a Performance Lock at different times for each Index-Linked Segment Option so long as you do so up to two Business Days prior to the end of the Segment Term Period for that Segment Option. A Performance Lock may not be applied retroactively and can only be exercised for the entire Segment Value. Partial Performance Locks of the Segment Value are not permitted.

Once you exercise a Performance Lock for a given Index-Linked Segment Option, it is irrevocable for that Segment Term Period. At the end of that Segment Term Period, you may choose to exercise a Performance Lock during the next Segment Term Period if funds are again allocated to an Index-Linked Segment Option.

When you exercise a Performance Lock, we will use the Performance Lock Value calculated at the end of the Business Day we receive your request in Good Order. As this value is calculated at the end of the Business Day, this means you won't be able to determine your Performance Lock Value in advance. Therefore, the Performance Lock Value you capture may be higher or lower than it was at the point in time you requested a Performance Lock. Performance Lock requests will be permitted up to two Business Days prior to a Segment End Date. If we receive a request in Good Order on a non-Business Day or after close of a Business Day, the request will be deemed to be received on the next Business Day. For requests submitted in writing, we do not consider the request to be received until it arrives at our Administrative Office.

Once a Performance Lock is exercised, the locked Index-Linked Segment Option will not receive a Segment Credit on the Segment End Date. Instead, the Performance Lock Value for that Segment Option will be transferred on the Performance Lock Date to the one-year Fixed Segment Option, where it will accrue interest daily for the remainder of the one-year Fixed Segment Term Period. This means that the Segment Term Period for any Index-Linked Segment Option for which you exercise a Performance Lock will conclude at the end of the current one-year Fixed Segment Term Period, even if the original Segment End Date was later. Additionally, if you exercise a Performance Lock on a Segment Anniversary for a two-year or six-year Segment Option, your funds will remain in the Fixed Segment Option for a full year before being available for re-allocation. Following the transfer, the terms of the Fixed Segment Option (Segment Start Date, Segment End Date, and Annual Interest Rate) will match the existing terms for the current one-year Fixed Segment Term Period.

At the end of the one-year Fixed Segment Term Period, the Fixed Segment Value will automatically be re-allocated proportionately to each Index-Linked Segment Option for which you exercised a Performance Lock, unless you instruct otherwise. Subject to availability, a new Segment Term Period will begin at that time. Please note that six-year Segment Options are only available in the first Contract Year, and two-year Segment Options are only available during the first six Contract Years. The proportional mechanism is intended to re-allocate the Fixed Segment Value based on the relative amounts that were transferred to the Fixed Segment Option through the exercise of Performance Locks. If you would like different allocations for the next Segment Term Period, you may request to do so per the terms of the “Transfers Between Segment Options by Request” section. The proportional re-allocation is based on the following formula:

A x (B / (C + D)), where:
A.is the one-year Fixed Segment Option Segment Value on the Segment End Date;
B.is the Performance Lock Value for a given Index-Linked Segment Option on its Performance Lock Date;
C.is the existing one-year Fixed Segment Option Segment Value on the first Performance Lock Date during the current Segment Term Period (before the transfer of the Performance Lock Value); and
D.is the sum of the Performance Lock Values for each Index-Linked Segment Option that exercised a Performance Lock during the current Segment Term Period.

At the next Segment End Date (for the one-year Fixed Segment Option) following a Performance Lock, the resulting amount from this formula will be transferred to the same Index-Linked Segment Option for which the
Performance Lock was exercised if the same Index-Linked Segment Option is available. If a Performance Lock was exercised for a two-year or six-year Segment Option that is no longer available, the resulting amount from this formula will be transferred to that Segment Option’s one-year counterpart. If a one-year counterpart is not available, the resulting amount from this formula will remain in the Fixed Segment Option unless you instruct otherwise. Additionally, unless you instruct otherwise, the resulting amount from A x (C / (C + D)) will remain in the Fixed Segment Option, which represents the funds that were originally in the Fixed Segment Option before funds from other Segment Options were transferred via Performance Lock. It is important to note that six-year Segment Options are only available in the first Contract Year.Exercising a Performance Lock on a six-year Segment Option means you will not have the ability to re-allocate to a six-year Segment Option. For examples of the transfer and re-allocation mechanics when a Performance Lock is exercised, please see Appendix C (“Performance Lock Examples”).

A Performance Lock can help eliminate uncertainty regarding future Reference Index performance and potentially limit the impact of a negative Segment Credit you would otherwise receive. It also allows you transfer the Segment Value out of an Index-Linked Segment Option before the Segment End Date. The disadvantage of exercising a Performance Lock is that the Reference Index could increase between the Performance Lock Date and the Segment End Date, and you will not participate in that increase. In addition, if you exercise a Performance Lock, you may receive less than the full protection of the Buffer compared to what you would have received if you waited for us to apply the Segment Credit on the Segment End Date. If a Performance Lock is exercised when your Performance Lock Value has declined from the amount invested in the Segment Option on the Segment Start Date, you will lock in any loss and may receive less than the full protection of the Buffer Rate. It is possible that you would have realized less of a loss or no loss if the Performance Lock had occurred at a later time, or if the Segment Option was not locked. Because the Performance Lock Value is based on the Equity Adjustment, the Performance Lock Value may be less than the Segment Value on the Segment Start Date even when the value of the Reference Index has increased or has declined by less than the Buffer Rate. Under extreme circumstances, you could lose up to 100% of your investment from a negative Equity Adjustment on money allocated to an Index-Linked
Segment Option.

We will not provide advice or notify you regarding whether you should exercise a Performance Lock or the optimal time for doing so. We will also not warn you if you exercise a Performance Lock at a sub-optimal time. We are not responsible for any losses related to your decision whether or not to exercise a Performance Lock.
Death Benefit
If any Owner (or, if the Owner is a non-natural person, any Annuitant) dies prior to the Annuity Date, we will pay the Death Benefit to the Beneficiary. During the Withdrawal Charge Period, the Death Benefit is the greater of:
1.The Purchase Payment less net proceeds from prior Withdrawals; and
2.The Interim Value on the date of death. An Interest Adjustment will not be applied to the Interim Value used in the determination of the (See the “Charges and Adjustments” section for more information).

    Net proceeds from prior Withdrawals are equal to the Contract Value withdrawn after the application of Withdrawal Charges, Interest Adjustments, and Equity Adjustments. Withdrawals do not include any amount deducted for the payment of Segment Fees. Withdrawal Charges and Interest Adjustments will not be applied in determining the Death Benefit payable to your Beneficiary.

    After the Withdrawal Charge Period, the Death Benefit will be the Interim Value on the date of death (See the “Charges and Adjustments” section for information on determining the Interim Value). If the Owner is a natural person and the Owner is changed or an additional Owner is added (or if the Owner is a non-natural person and the Annuitant is changed or an additional Annuitant is added), except through the continuation of the Contract as a surviving spouse as described below, the Death Benefit will be the Interim Value (excluding any Interest Adjustment) on the date of death.
    We will pay the Death Benefit within five (5) years of the death of the Owner. If the Contract is a Non-Qualified Contract, and if the Beneficiary is a natural person, such Beneficiary may elect for the Death Benefit to be distributed over the life of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, provided the election is made in accordance with Internal Revenue Code section 72.

    Upon the death of any Joint Owner, where the surviving spouse is the surviving Joint Owner, the surviving Joint Owner will become the Beneficiary to whom the Death Benefit will be paid, and any other Beneficiary designation on record at the time of the death will be treated as a contingent Beneficiary.

    If the Beneficiary is the deceased Owner’s surviving spouse, the surviving spouse may elect to continue the Contract as the sole Owner in lieu of receiving the Death Benefit. The Death Benefit payable upon the death of a spouse who has continued the Contract will be based on the greater of the Purchase Payment less net proceeds from prior Withdrawals and the Interim Value on the continuing spouse’s date of death during the remainder of the Withdrawal Charge Period and will be based on the Interim Value on the continuing spouse’s date of death thereafter. This provision relating to the surviving spouse can only apply once, it cannot apply a second time if the surviving spouse elects to continue the Contract, remarries, and then dies.

    All elections must be made by submitting the appropriate paperwork to us in Good Order.

    If the Annuitant is not an Owner and dies prior to the Annuity Date, you may designate a new Annuitant, subject to our underwriting rules then in effect. If no designation is made within 30 days of death of the Annuitant, the younger of you or any Joint Owner will become the Annuitant.

    If the Owner is a non-natural person, then the death of the Annuitant will be treated as the death of the Owner and a new Annuitant may not be designated.

    Before we will pay the Death Benefit, we must receive proof of death at our Administrative Office in a form and manner satisfactory to us, which includes:
•Copy of death certificate while the Contract was in effect;
•Our claim form properly completed from each Beneficiary, as applicable; and
•Any other documents required by law.
    Some examples of how the Death Benefit works are noted below.

Example 15 - Death Benefit Calculation During Withdrawal Charge Period
Purchase Payment	$150,000.00
Prior Withdrawals	$50,000.00
Contract Value	$125,000.00
Equity Adjustment attributable to the Death Benefit	$(30,000.00)
Interim Value Used to Determine Death Benefit	$95,000.00	[1]
Death Benefit	$100,000.00	[2]
(1)    Interim Value = 125,000 - 30,000 = 95,000
(2)    Death Benefit = Max(150,000-50,000 , 95,000) = 100,000

Example 16 - Death Benefit Calculation After Withdrawal Charge Period
Purchase Payment	$150,000.00
Prior Withdrawals	$50,000.00
Contract Value	$125,000.00
Equity Adjustment attributable to the Death Benefit	$(30,000.00)
Interim Value Used to Determine Death Benefit	$95,000.00	[1]
Death Benefit	$95,000.00
(1)    Interim Value = 125,000-30,000 = 95,000
Confinement Waiver
    During the Accumulation Phase, after the first Contract Year and before the Death Benefit becomes payable under the Contract, we will waive the Withdrawal Charge on a requested Withdrawal (including a partial Withdrawal or full surrender) if the following requirements are met:
•any Owner (or, if the Owner is a non-natural person, any Annuitant), is confined to a Qualified Care Facility;
•confinement continues for at least sixty (60) consecutive days;
•confinement begins after the Contract Date;
•confinement is recommended in writing by a Physician; and
•we receive the Withdrawal request and the Physician’s recommendation no later than ninety (90) days following the date the confinement has ceased.

    An Interest Adjustment will not apply, but any applicable Equity Adjustment will still apply.

    A “Qualified Care Facility” means a Convalescent Care Facility, Hospice Facility or Hospital as described below:
•Convalescent Care Facility means an institution which: (i) is licensed by the State as a convalescent nursing facility, a qualified nursing facility, a convalescent hospital, a convalescent unit of a Hospital, an intermediate care facility, or a custodial care facility; and (ii) is primarily engaged in providing, in addition to room and board accommodations, continuous nursing service by or under the supervision of a Physician or a licensed registered nurse (R.N.); and (iii) maintains a daily record of each patient which is available for our review; and (iv) administers a planned program of observation and treatment by a Physician (which for purposes of this provision also cannot be the proprietor or an employee of such facility) which is in accordance with existing standards of medical practice for the confinement.
•Convalescent Care Facility does not include any facility, or any part of a facility, used primarily for: rest care, training or education of the Owner, or the treatment of alcoholism or chemical dependency. Examples of such excluded facilities include (but are not limited to): spas, retreats, and alcohol and drug rehabilitation clinics.
•Hospice Facility means an institution which provides a formal program of care for terminally ill patients whose life expectancy is less than 6 months, provided on an inpatient basis and directed by a Physician. It must be licensed, certified or registered in accordance with State law.
•Hospital means an institution which: (i) is licensed as a hospital and operated pursuant to law; and (ii) is primarily engaged in providing or operating (either on its premises or in facilities available to the hospital on a prearranged contractual basis and under the supervision of a staff of one or more duly licensed Physicians) diagnostic and surgery facilities for the medical care and treatment of injured and sick persons on an inpatient basis for which a charge is made; and (iii) provides 24-hour nursing service by or under the supervision of a licensed registered nurse (R.N.).
•Hospital does not include any facility, or any part of a facility, used primarily for: rest care, training or education, or the treatment of alcoholism or chemical dependency. Examples of such excluded facilities include (but are not limited to): spas, retreats, and alcohol and drug rehabilitation clinics.

    Physician for purposes of this provision means a doctor of medicine or osteopathy legally authorized to practice medicine by the State in which he/she performs such function. The Physician cannot be you, an Annuitant, a Beneficiary, or a member of your, an Annuitant’s, a Beneficiary’s immediate family, including a husband, wife, domestic partner, civil union partner, child, sibling, parent, grandparent, grandchild, cousin, aunt, uncle, niece, nephew and any of their Spouses, domestic partners or civil union partners. State for purposes of this provision means each state of the United States of America, as well as the District of Columbia, the Commonwealth of Puerto Rico, the Virgin Islands, Guam, and American Samoa.

    We reserve the right to obtain, at any time, an additional opinion or an examination of the ill Owner from a Physician that we designate at our expense. Should this opinion differ from that of the Owner’s Physician, the opinion of our Physician will prevail.

    The Confinement Waiver terminates upon the change or addition of an Owner (or if the Owner is a non-natural person and the Annuitant is changed or an additional Annuitant is added), except through continuation of the Contract as a surviving spouse.

    This provision may vary by state, please see Appendix D (“State Variation Chart”).

The Example below shows the effect of the Confinement Waiver on the Withdrawal. This Example assumes a Withdrawal of $12,000 is requested.

Example 17 - Effect of the Confinement Waiver on the Withdrawal
Contract Value on the previous Contract Anniversary (Segment Anniversary for applications signed on or after May 31, 2025)	$100,000.00
Current Contract Value	$125,000.00
Free Withdrawal Amount	$10,000.00	[1]
Equity Adjustment attributable to the Withdrawal	$(750.00)
Requested Withdrawal	$12,000.00
Withdrawal Without Confinement Waiver
Interest Adjustment attributable to the Withdrawal	$125.00
Withdrawal Charge Percentage	7%
Withdrawal Charge	$140.00	[2]
Net Withdrawal Amount paid to Owner	$11,235.00	[3]
Withdrawal With Confinement Waiver
Net Withdrawal Amount paid to Owner	$11,250.00	[4]
Immediately After Withdrawal
Resulting Contract Value	$113,000.00	[5]
(1)    Free Withdrawal Amount = 100,000 x 10% = 10,000
(2)    Withdrawal Charge = (12,000 - 10,000) x 7% = 140
(3)    Net Withdrawal = 12,000 - 750 + 125 - 140 = 11,235
(4)    Net Withdrawal = 12,000 - 750 = 11,250
(5)    Resulting Contract Value = 125,000 - 12,000 = 113,000
Terminal Illness Waiver
    During the Accumulation Phase, after the first Contract Year and before the Death Benefit becomes payable, we will waive the Withdrawal Charge on a requested Withdrawal (including a partial Withdrawal or full surrender) if the following requirements are met:
•any Owner (or, if the Owner is a non-natural person, any Annuitant), is diagnosed with a Terminal Illness;
•the initial diagnosis occurs after the Contract Date; and
•the Withdrawal request is accompanied by a certification of Terminal Illness prepared by a Physician who has examined the ill Owner and is qualified to provide the certification.

    An Interest Adjustment will not apply, but any applicable Equity Adjustment will still apply.

    Terminal Illness means an illness that is expected to cause death within twelve (12) months.

    Physician for purposes of this provision means a doctor of medicine or osteopathy legally authorized to practice medicine by the State in which he/she performs such function. The Physician cannot be you, an Annuitant, a Beneficiary, or a member of your, an Annuitant’s, a Beneficiary’s immediate family, including a husband, wife, domestic partner, civil union partner, child, sibling, parent, grandparent, grandchild, cousin, aunt, uncle, niece, nephew and any of their Spouses, domestic partners or civil union partners. State for purposes of this provision means each state of the United States of America, as well as the District of Columbia, the Commonwealth of Puerto Rico, the Virgin Islands, Guam and American Samoa.

    We reserve the right to obtain, at any time, an additional opinion or an examination of the ill Owner from a Physician that we designate at our expense. Should this opinion differ from that of the ill Owner’s Physician, the opinion of our Physician will prevail.

    The Terminal Illness waiver terminates upon the change or addition of an Owner (or if the Owner is a non-natural person and the Annuitant is changed or an additional Annuitant is added), except through continuation of the Contract as a surviving spouse.

    This provision may vary by state, please see Appendix D (“State Variation Chart”).
The Example below shows the effect of the Terminal Illness Waiver on the Withdrawal. This Example assumes a Withdrawal of $12,000 is requested.

Example 18 - Effect of the Terminal Illness Waiver on the Withdrawal
Contract Value on the previous Contract Anniversary (Segment Anniversary for applications signed on or after May 31, 2025)	$100,000.00
Current Contract Value	$125,000.00
Free Withdrawal Amount	$10,000.00	[1]
Equity Adjustment attributable to the Withdrawal	$(750.00)
Requested Withdrawal	$12,000.00
Withdrawal Without Terminal Illness Waiver
Interest Adjustment attributable to the Withdrawal	$125.00
Withdrawal Charge Percentage	7%
Withdrawal Charge	$140.00	[2]
Net Withdrawal Amount paid to Owner	$11,235.00	[3]
Withdrawal With Terminal Illness Waiver
Net Withdrawal Amount paid to Owner	$11,250.00	[4]
Immediately After Withdrawal
Resulting Contract Value	$113,000.00	[5]

(1)    Free Withdrawal Amount = 100,000 x 10% = 10,000
(2)    Withdrawal Charge = (12,000 - 10,000) x 7% = 140
(3)    Net Withdrawal = 12,000 - 750 + 125 - 140 = 11,235
(4)    Net Withdrawal = 12,000 - 750 = 11,250
(5)    Resulting Contract Value = 125,000 - 12,000 = 113,000

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
Appendix A - Investment Options Available Under the Contract

Index-Linked Segment Options
The following is a list of Index-Linked Segment Options currently available under the Contract. When choosing among offered Segment Options, consider which term lengths, limits on index gains, and limits on index losses may be appropriate for you based on your risk tolerance, liquidity needs, investment horizon, and financial goals. The availability of Segment Options may vary by state or financial intermediary. Please see “Appendix D - State Variation Chart” and “Appendix E - Financial Intermediary Variation Chart” for details.

We may change the features of the Index-Linked Segment Options (including the Index, the current Cap Rate, the current Participation Rate, the current Downside Participation Rate, and the current Trigger Rate), offer new Index-Linked Segment Options and terminate existing Index-Linked Segment Options. We will provide you with written notice before making any changes other than changes to current Cap Rates, Trigger Rates, Participation Rates, and Downside Participation Rate. Information about current Cap Rates, Trigger Rates, Participation Rates, and Downside Participation Rates are available at www.athene.com/amplify2-rates.

Note: Amounts withdrawn from an Index-Linked Segment Option before the Segment End Date will be subject to an Equity Adjustment; amounts withdrawn from any Segment Option during the first six Contract Years that is subject to a Withdrawal Charge will also be subject to an Interest Adjustment. These adjustments may result in a significant reduction of your Contract Value that could exceed any protection from Index loss that would be in place if you waited until the end of the Segment Term Period. Withdrawals will reduce your Contract Value and the potential for positive Segment Credits that you may receive. The reduction in Contract Value may be significant, and may be greater than the amount withdrawn. Any amounts withdrawn could also result in significant reductions to your Death Benefit and other benefits available under the Contract.

See “Index-Linked Segment Options” of the prospectus for a description of the Index-Linked Segment Option features and “Charges and Adjustments” of the prospectus for more information about Segment Fee that is deducted from Index-Linked Segment Options and the Equity Adjustment and the Interest Adjustment.

Index[1]	Type of Index	Segment Term Period	Index Crediting Methodology	Current Limit on Index Loss (if held until end of Segment Term Period)	Minimum Limit on Index Gain (for the life of the Index-Linked Segment Option)
S&P 500® (SPX)	Market Index	1-Year	Point-to-Point	20% Buffer Rate	2% Cap Rate
100% Participation Rate
S&P 500® (SPX)	Market Index	1-Year	Point-to-Point	10% Buffer Rate	2% Cap Rate
100% Participation Rate
Nasdaq-100® (NDX)	Market Index	1-Year	Point-to-Point	10% Buffer Rate	2% Cap Rate
100% Participation Rate
Shiller Barclay’s CAPE® (BXIIMSTN)[2]	US Sector Large Cap ETFs	1-Year	Point-to-Point	10% Buffer Rate	2% Cap Rate
100% Participation Rate
Russell 2000® (RTY)	Market Index	1-Year	Point-to-Point	10% Buffer Rate	2% Cap Rate
100% Participation Rate
MSCI EAFE (MXEA)	Market Index	1-Year	Point-to-Point	10% Buffer Rate	2% Cap Rate
100% Participation Rate

S&P 500® (SPX)	Market Index	1-Year	Dual Direction[3]	10% Buffer Rate	2% Cap Rate
100% Participation Rate
100% Downside Participation Rate
S&P 500® (SPX)	Market Index	1-Year	Trigger[3]	10% Buffer Rate	1% Trigger Rate
S&P 500® (SPX)	Market Index	1-Year	Dual Trigger[3]	20% Buffer Rate	0.50% Trigger Rate
S&P 500® (SPX)	Market Index	1-Year	Dual Trigger[3]	10% Buffer Rate	0.50% Trigger Rate
S&P 500® (SPX)	Market Index	2-Year	Point-to-Point	20% Buffer Rate	4% Cap Rate
100% Participation Rate
S&P 500® (SPX)	Market Index	2-Year	Point-to-Point	10% Buffer Rate	4% Cap Rate
100% Participation Rate
Nasdaq-100® (NDX)	Market Index	2-Year	Point-to-Point	10% Buffer Rate	4% Cap Rate
100% Participation Rate
Shiller Barclay’s CAPE® (BXIIMSTN)[2]	US Sector Large Cap ETFs	2-Year	Point-to-Point	10% Buffer Rate	4% Cap Rate
100% Participation Rate
Russell 2000® Index	Market Index	2-Year	Point-to-Point	10% Buffer Rate	4% Cap Rate
100% Participation Rate
MSCI EAFE (MXEA)	Market Index	2-Year	Point-to-Point	10% Buffer Rate	4% Cap Rate
100% Participation Rate
S&P 500® (SPX)	Market Index	6-Year	Point-to-Point	30% Buffer Rate[3]	12% Cap Rate
100% Participation Rate
S&P 500® (SPX)	Market Index	6-Year	Point-to-Point	20% Buffer Rate	12% Cap Rate
100% Participation Rate
S&P 500® (SPX)	Market Index	6-Year	Point-to-Point	10% Buffer Rate	12% Cap Rate
100% Participation Rate
Nasdaq-100® (NDX)	Market Index	6-Year	Point-to-Point	10% Buffer Rate	12% Cap Rate
100% Participation Rate
Shiller Barclay’s CAPE® (BXIIMSTN)[2]	US Sector Large Cap ETFs	6-Year	Point-to-Point	10% Buffer Rate	12% Cap Rate
100% Participation Rate
S&P 500® (SPX), Russell 2000® (RTY), MSCI EAFE (MXEA)	Blended Market Index	6-Year	Performance Blend	10% Buffer Rate	12% Cap Rate
100% Participation Rate
S&P 500® (SPX)	Market Index	6-Year	Milestone Lock	10% Buffer Rate	12% Cap Rate
100% Participation Rate
S&P 500® (SPX)	Market Index	6-Year	Dual Direction[3]	20% Buffer Rate	12% Cap Rate
100% Participation Rate
100% Downside Participation Rate
S&P 500® (SPX)	Market Index	6-Year	Dual Trigger[3]	30% Buffer Rate	3% Trigger Rate

S&P 500® (SPX)	Market Index	6-Year	Dual Trigger[3]	20% Buffer Rate	3% Trigger Rate
S&P 500® (SPX)	Market Index	6-Year	Dual Trigger[3]	10% Buffer Rate	3% Trigger Rate

(1)    Each Index, other than the Shiller Barclay’s CAPE® Index, is a price return index and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index Change and may cause the Index to underperform a direct investment in the securities composing the Index.
(2)    This Index deducts fees and costs when calculating Index performance. This will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.
(3)    These Segment Options will only be available on Contracts with an application signed date on or after
May 31st, 2025.

You may elect a Segment Option with a six-year Segment Term Period only during the first Contract Year. The Performance Blend Segment Option and Milestone Lock Segment Option are available only with a six-year Segment Term Term Period. Six-year Segment Options are not available for renewal. Two-year Segment Options are not available for renewal after the first six Contract Years.

The Buffer Rate on each currently offered Index-Linked Segment Option is guaranteed not to change for the life of the Contract. Currently, each Index-Linked Segment Option offered has a Buffer Rate of 10%, 20% or 30%. This means you could lose up to 90% of the amount you invest in an Index-Linked Segment Option with a 10% Buffer Rate due to poor investment performance, up to 80% with a 20% Buffer Rate, and up to 70% with a 30% Buffer Rate. For currently offered Index-Linked Segment Options, the Buffer Rate will always be at least 10%. For any future Index-Linked Segment Options offered under this Contract, the Buffer Rate will always be at least 1%. With a 1% Buffer Rate, you could lose up to 99% of the amount you invest in an Index-Linked Segment Option due to poor investment performance.

The Cap Rate will always be at least 2% on any Segment Option we establish under the Contract. The Participation Rate and Downside Participation Rate will always be at least 100% on any Segment Option we establish under the Contract. The Trigger Rate will always be at least 0.50% on any Segment Option we establish under the Contract. We reserve the right to offer Index-Linked Segment Options with different types of limits on Index gains.

Fixed Segment Option
The following is the Fixed Segment Option currently available under the Contract. We may change the features of the Fixed Segment Option listed below, offer a new Fixed Segment Option and terminate existing Fixed Segment Option. We will provide you with written notice before doing so.

If amounts are withdrawn from the Fixed Segment Option during the first six years of the Contract, we will apply an Interest Adjustment to any portion of a Withdrawal that is subject to a Withdrawal Charge. This may result in a significant reduction to the net proceeds you receive from the Withdrawal. Withdrawal Charges, taxes, and tax penalties may also apply.

See “Fundamentals of the Fixed Crediting Method” section of the prospectus for a description of the Fixed Segment Option features.

Name	Segment Term Period	Minimum Annual Interest Rate
Fixed Segment Option	1-Year	0.15%
Default Re-allocation Rules
The below table shows, for each Segment Option, the default Segment Option to which funds will be re-allocated to after the Withdrawal Charge Period.

Initial Segment Option	Default Re-Allocation after Withdrawal Charge Period
	For applications signed prior to May 31, 2025	For applications signed on or after May 31, 2025
1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer
1-Yr Dual Trigger Buffer (SPX) - 20% Buffer	N/A	1-Yr Dual Trigger Buffer (SPX) - 20% Buffer
1-Yr Point-to-Point Buffer (SPX) -10% Buffer	1-Yr Point-to-Point Buffer (SPX) -10% Buffer
1-Yr Point-to-Point Buffer (NDX)	1-Yr Point-to-Point Buffer (NDX)
1-Yr Point-to-Point Buffer (BXIIMSTN)	1-Yr Point-to-Point Buffer (BXIIMSTN)
1-Yr Point-to-Point Buffer (RTY)	1-Yr Point-to-Point Buffer (RTY)
1-Yr Trigger Buffer (SPX)	N/A	1-Yr Trigger Buffer (SPX)
1-Yr Dual Trigger Buffer (SPX) - 10% Buffer	N/A	1-Yr Dual Trigger Buffer (SPX) - 10% Buffer
1-Yr Dual Direction Buffer (SPX)	N/A	1-Yr Dual Direction Buffer (SPX)
1-Yr Point-to-Point Buffer (MXEA)	1-Yr Point-to-Point Buffer (MXEA)
2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer
2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer
2-Yr Point-to-Point Buffer (NDX)	1-Yr Point-to-Point Buffer (NDX)
2-Yr Point-to-Point Buffer (BXIIMSTN)	1-Yr Point-to-Point Buffer (BXIIMSTN)
2-Yr Point-to-Point Buffer (RTY)	1-Yr Point-to-Point Buffer (RTY)
2-Yr Point-to-Point Buffer (MXEA)	1-Yr Point-to-Point Buffer (MXEA)
6-Yr Point-to-Point Buffer (SPX) - 30% Buffer	N/A	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer
6-Yr Dual Trigger Buffer (SPX) - 30% Buffer	N/A	1-Yr Dual Trigger Buffer (SPX) - 20% Buffer
6-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Fixed	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer
6-Yr Dual Direction Buffer (SPX) - 20% Buffer	N/A	1-Yr Dual Direction Buffer (SPX) - 10% Buffer
6-Yr Dual Trigger Buffer (SPX) - 20% Buffer	N/A	1-Yr Dual Trigger Buffer (SPX) - 20% Buffer
6-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Fixed	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer
6-Yr Dual Trigger Buffer (SPX) - 10% Buffer	N/A	1-Yr Dual Trigger Buffer (SPX) - 10% Buffer
6-Yr Point-to-Point Buffer (NDX)	Fixed	1-Yr Point-to-Point Buffer (NDX)
6-Yr Point-to-Point Buffer (BXIIMSTN)	Fixed	1-Yr Point-to-Point Buffer (BXIIMSTN)
6-Yr Point-to-Point Buffer (SPX, RTY, MXEA)	Fixed
6-Yr Milestone Lock (SPX)	Fixed

Index-Linked Option [Line Items]
Index-Linked Options Available, Legend [Text Block]
The following is a list of Index-Linked Segment Options currently available under the Contract. When choosing among offered Segment Options, consider which term lengths, limits on index gains, and limits on index losses may be appropriate for you based on your risk tolerance, liquidity needs, investment horizon, and financial goals. The availability of Segment Options may vary by state or financial intermediary. Please see “Appendix D - State Variation Chart” and “Appendix E - Financial Intermediary Variation Chart” for details.

We may change the features of the Index-Linked Segment Options (including the Index, the current Cap Rate, the current Participation Rate, the current Downside Participation Rate, and the current Trigger Rate), offer new Index-Linked Segment Options and terminate existing Index-Linked Segment Options. We will provide you with written notice before making any changes other than changes to current Cap Rates, Trigger Rates, Participation Rates, and Downside Participation Rate. Information about current Cap Rates, Trigger Rates, Participation Rates, and Downside Participation Rates are available at www.athene.com/amplify2-rates.

Note: Amounts withdrawn from an Index-Linked Segment Option before the Segment End Date will be subject to an Equity Adjustment; amounts withdrawn from any Segment Option during the first six Contract Years that is subject to a Withdrawal Charge will also be subject to an Interest Adjustment. These adjustments may result in a significant reduction of your Contract Value that could exceed any protection from Index loss that would be in place if you waited until the end of the Segment Term Period. Withdrawals will reduce your Contract Value and the potential for positive Segment Credits that you may receive. The reduction in Contract Value may be significant, and may be greater than the amount withdrawn. Any amounts withdrawn could also result in significant reductions to your Death Benefit and other benefits available under the Contract.

Index-Linked Options Available [Table Text Block]

Index[1]	Type of Index	Segment Term Period	Index Crediting Methodology	Current Limit on Index Loss (if held until end of Segment Term Period)	Minimum Limit on Index Gain (for the life of the Index-Linked Segment Option)
S&P 500® (SPX)	Market Index	1-Year	Point-to-Point	20% Buffer Rate	2% Cap Rate
100% Participation Rate
S&P 500® (SPX)	Market Index	1-Year	Point-to-Point	10% Buffer Rate	2% Cap Rate
100% Participation Rate
Nasdaq-100® (NDX)	Market Index	1-Year	Point-to-Point	10% Buffer Rate	2% Cap Rate
100% Participation Rate
Shiller Barclay’s CAPE® (BXIIMSTN)[2]	US Sector Large Cap ETFs	1-Year	Point-to-Point	10% Buffer Rate	2% Cap Rate
100% Participation Rate
Russell 2000® (RTY)	Market Index	1-Year	Point-to-Point	10% Buffer Rate	2% Cap Rate
100% Participation Rate
MSCI EAFE (MXEA)	Market Index	1-Year	Point-to-Point	10% Buffer Rate	2% Cap Rate
100% Participation Rate

S&P 500® (SPX)	Market Index	1-Year	Dual Direction[3]	10% Buffer Rate	2% Cap Rate
100% Participation Rate
100% Downside Participation Rate
S&P 500® (SPX)	Market Index	1-Year	Trigger[3]	10% Buffer Rate	1% Trigger Rate
S&P 500® (SPX)	Market Index	1-Year	Dual Trigger[3]	20% Buffer Rate	0.50% Trigger Rate
S&P 500® (SPX)	Market Index	1-Year	Dual Trigger[3]	10% Buffer Rate	0.50% Trigger Rate
S&P 500® (SPX)	Market Index	2-Year	Point-to-Point	20% Buffer Rate	4% Cap Rate
100% Participation Rate
S&P 500® (SPX)	Market Index	2-Year	Point-to-Point	10% Buffer Rate	4% Cap Rate
100% Participation Rate
Nasdaq-100® (NDX)	Market Index	2-Year	Point-to-Point	10% Buffer Rate	4% Cap Rate
100% Participation Rate
Shiller Barclay’s CAPE® (BXIIMSTN)[2]	US Sector Large Cap ETFs	2-Year	Point-to-Point	10% Buffer Rate	4% Cap Rate
100% Participation Rate
Russell 2000® Index	Market Index	2-Year	Point-to-Point	10% Buffer Rate	4% Cap Rate
100% Participation Rate
MSCI EAFE (MXEA)	Market Index	2-Year	Point-to-Point	10% Buffer Rate	4% Cap Rate
100% Participation Rate
S&P 500® (SPX)	Market Index	6-Year	Point-to-Point	30% Buffer Rate[3]	12% Cap Rate
100% Participation Rate
S&P 500® (SPX)	Market Index	6-Year	Point-to-Point	20% Buffer Rate	12% Cap Rate
100% Participation Rate
S&P 500® (SPX)	Market Index	6-Year	Point-to-Point	10% Buffer Rate	12% Cap Rate
100% Participation Rate
Nasdaq-100® (NDX)	Market Index	6-Year	Point-to-Point	10% Buffer Rate	12% Cap Rate
100% Participation Rate
Shiller Barclay’s CAPE® (BXIIMSTN)[2]	US Sector Large Cap ETFs	6-Year	Point-to-Point	10% Buffer Rate	12% Cap Rate
100% Participation Rate
S&P 500® (SPX), Russell 2000® (RTY), MSCI EAFE (MXEA)	Blended Market Index	6-Year	Performance Blend	10% Buffer Rate	12% Cap Rate
100% Participation Rate
S&P 500® (SPX)	Market Index	6-Year	Milestone Lock	10% Buffer Rate	12% Cap Rate
100% Participation Rate
S&P 500® (SPX)	Market Index	6-Year	Dual Direction[3]	20% Buffer Rate	12% Cap Rate
100% Participation Rate
100% Downside Participation Rate
S&P 500® (SPX)	Market Index	6-Year	Dual Trigger[3]	30% Buffer Rate	3% Trigger Rate

S&P 500® (SPX)	Market Index	6-Year	Dual Trigger[3]	20% Buffer Rate	3% Trigger Rate
S&P 500® (SPX)	Market Index	6-Year	Dual Trigger[3]	10% Buffer Rate	3% Trigger Rate

(1)    Each Index, other than the Shiller Barclay’s CAPE® Index, is a price return index and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index Change and may cause the Index to underperform a direct investment in the securities composing the Index.
(2)    This Index deducts fees and costs when calculating Index performance. This will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.
(3)    These Segment Options will only be available on Contracts with an application signed date on or after
May 31st, 2025.

Index-Linked Option Available, Price Return Index Underperforms [Text Block]	Each Index, other than the Shiller Barclay’s CAPE® Index, is a price return index and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index Change and may cause the Index to underperform a direct investment in the securities composing the Index.
Fixed Option [Line Items]
Fixed Options Available Legend [Text Block]
The following is the Fixed Segment Option currently available under the Contract. We may change the features of the Fixed Segment Option listed below, offer a new Fixed Segment Option and terminate existing Fixed Segment Option. We will provide you with written notice before doing so.

If amounts are withdrawn from the Fixed Segment Option during the first six years of the Contract, we will apply an Interest Adjustment to any portion of a Withdrawal that is subject to a Withdrawal Charge. This may result in a significant reduction to the net proceeds you receive from the Withdrawal. Withdrawal Charges, taxes, and tax penalties may also apply.

Fixed Options Available [Table Text Block]

Name	Segment Term Period	Minimum Annual Interest Rate
Fixed Segment Option	1-Year	0.15%

Item 31A. Non-Variable Annuities [Line Items]
Non-variable Annuities [Table Text Block]

Name of the Contract	Number of Contracts outstanding	Total value attributable to the Index-Linked Option and/or Fixed Option subject to a Contract Adjustment	Number of Contracts sold during the prior calendar year	Gross premiums received during the prior calendar year	Amount of Contract value redeemed during the prior calendar year	Combination Contract (Yes/No)
Athene Amplify® 2.0	14,232	$2,290,959,353	3,498	$650,810,648	$37,031,904	No

Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]
During the Withdrawal Charge Period, upon death provides a Death Benefit payment equal to the greater of Interim Value or Purchase Payments (less less net proceeds from Withdrawals).

After the Withdrawal Charge Period, upon death provides a Death Benefit payment equal to Interim Value

Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]
•Only available during the Accumulation Phase.
•Calculation of Interim Value is subject to any applicable Equity Adjustment.
•Purchase Payment component is reduced by any net proceeds from prior Withdrawals.

Name of Benefit [Text Block]	Death Benefit
Operation of Benefit [Text Block]
Death Benefit
If any Owner (or, if the Owner is a non-natural person, any Annuitant) dies prior to the Annuity Date, we will pay the Death Benefit to the Beneficiary. During the Withdrawal Charge Period, the Death Benefit is the greater of:
1.The Purchase Payment less net proceeds from prior Withdrawals; and
2.The Interim Value on the date of death. An Interest Adjustment will not be applied to the Interim Value used in the determination of the (See the “Charges and Adjustments” section for more information).

    Net proceeds from prior Withdrawals are equal to the Contract Value withdrawn after the application of Withdrawal Charges, Interest Adjustments, and Equity Adjustments. Withdrawals do not include any amount deducted for the payment of Segment Fees. Withdrawal Charges and Interest Adjustments will not be applied in determining the Death Benefit payable to your Beneficiary.

    After the Withdrawal Charge Period, the Death Benefit will be the Interim Value on the date of death (See the “Charges and Adjustments” section for information on determining the Interim Value). If the Owner is a natural person and the Owner is changed or an additional Owner is added (or if the Owner is a non-natural person and the Annuitant is changed or an additional Annuitant is added), except through the continuation of the Contract as a surviving spouse as described below, the Death Benefit will be the Interim Value (excluding any Interest Adjustment) on the date of death.
    We will pay the Death Benefit within five (5) years of the death of the Owner. If the Contract is a Non-Qualified Contract, and if the Beneficiary is a natural person, such Beneficiary may elect for the Death Benefit to be distributed over the life of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, provided the election is made in accordance with Internal Revenue Code section 72.

    Upon the death of any Joint Owner, where the surviving spouse is the surviving Joint Owner, the surviving Joint Owner will become the Beneficiary to whom the Death Benefit will be paid, and any other Beneficiary designation on record at the time of the death will be treated as a contingent Beneficiary.

    If the Beneficiary is the deceased Owner’s surviving spouse, the surviving spouse may elect to continue the Contract as the sole Owner in lieu of receiving the Death Benefit. The Death Benefit payable upon the death of a spouse who has continued the Contract will be based on the greater of the Purchase Payment less net proceeds from prior Withdrawals and the Interim Value on the continuing spouse’s date of death during the remainder of the Withdrawal Charge Period and will be based on the Interim Value on the continuing spouse’s date of death thereafter. This provision relating to the surviving spouse can only apply once, it cannot apply a second time if the surviving spouse elects to continue the Contract, remarries, and then dies.

    All elections must be made by submitting the appropriate paperwork to us in Good Order.

    If the Annuitant is not an Owner and dies prior to the Annuity Date, you may designate a new Annuitant, subject to our underwriting rules then in effect. If no designation is made within 30 days of death of the Annuitant, the younger of you or any Joint Owner will become the Annuitant.

    If the Owner is a non-natural person, then the death of the Annuitant will be treated as the death of the Owner and a new Annuitant may not be designated.

    Before we will pay the Death Benefit, we must receive proof of death at our Administrative Office in a form and manner satisfactory to us, which includes:
•Copy of death certificate while the Contract was in effect;
•Our claim form properly completed from each Beneficiary, as applicable; and
•Any other documents required by law.

Calculation Method of Benefit [Text Block]	Some examples of how the Death Benefit works are noted below.

Example 15 - Death Benefit Calculation During Withdrawal Charge Period
Purchase Payment	$150,000.00
Prior Withdrawals	$50,000.00
Contract Value	$125,000.00
Equity Adjustment attributable to the Death Benefit	$(30,000.00)
Interim Value Used to Determine Death Benefit	$95,000.00	[1]
Death Benefit	$100,000.00	[2]
(1)    Interim Value = 125,000 - 30,000 = 95,000
(2)    Death Benefit = Max(150,000-50,000 , 95,000) = 100,000

Example 16 - Death Benefit Calculation After Withdrawal Charge Period
Purchase Payment	$150,000.00
Prior Withdrawals	$50,000.00
Contract Value	$125,000.00
Equity Adjustment attributable to the Death Benefit	$(30,000.00)
Interim Value Used to Determine Death Benefit	$95,000.00	[1]
Death Benefit	$95,000.00
(1)    Interim Value = 125,000-30,000 = 95,000

Free Withdrawal Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Free Withdrawal
Purpose of Benefit [Text Block]	Provides for an amount that may be withdrawn each Contract Year without incurring Withdrawal Charges
Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]
•Only available during the Accumulation Phase.
•Withdrawals of Free Withdrawal amount may reflect an Equity Adjustment and/or an Interest Adjustment, which may be less than your initial investment, and taxes and tax penalties.
•Withdrawals will reduce your Contract Value and the potential for positive Segment Credits that you may receive. The reduction in Contract Value may be significant, and may be greater than the amount withdrawn. Any amounts withdrawn could also result in significant reductions to your Death Benefit and other benefits available under the Contract.
•Unused Free Withdrawal amounts not available in future years.

Name of Benefit [Text Block]	Free Withdrawal
Operation of Benefit [Text Block]
Free Withdrawals
    A Free Withdrawal is a Withdrawal amount on which no Withdrawal Charge or Interest Adjustment applies. However, an Equity Adjustment will still apply.

For applications signed prior to May 31, 2025, the Free Withdrawal amount available in any Contract Year is equal to 10% of the Contract Value as of the previous Contract Anniversary. Any unused portion of the Free Withdrawal amount for a Contract Year cannot be carried over to the following Contract Year. If the amount of a partial Withdrawal in any Contract Year exceeds the Free Withdrawal amount for that Contract Year, the excess Withdrawal will be subject to any applicable Withdrawal Charge and Interest Adjustment.

For applications signed on or after May 31, 2025, Free Withdrawals are available beginning on the Initial Segment Start Date. The Free Withdrawal amount available in any Segment Year is equal to 10% of the Contract Value as of the previous Segment Anniversary. Any unused portion of the Free Withdrawal amount for a Segment Year cannot be carried over to the following Segment Year. If the amount of a partial Withdrawal in any Segment Year exceeds the Free Withdrawal amount for that Segment Year, the excess Withdrawal will be subject to any applicable Withdrawal Charge and Interest Adjustment.

Calculation Method of Benefit [Text Block]
The Example below shows the effect of the Free Withdrawal amount on the remaining Segment Value and the proceeds paid to the Owner. This Example assumes a gross Withdrawal of $10,000 (the maximum Free Withdrawal amount) is requested.

Example 13 - Effect of a Free Withdrawal on the Net Withdrawal
Equity Adjustment Factor	-16.89%
Interest Adjustment Factor	2.77%
Contract Value on the previous Contract Anniversary (Segment Anniversary for applications signed on or after 5/31/2025)	$100,000.00
Immediately Before Withdrawal
Segment Value	$99,525.00
Total Equity Adjustment	$(16,809.77)	[1]
Total Interest Adjustment	$2,479.84	[2]
Segment Interim Value	$85,195.07
Withdrawal
Withdrawal Amount	$10,000.00
Equity Adjustment attributable to the Withdrawal	$(1,689.00)	[3]
Interest Adjustment attributable to the Withdrawal	$—	[4]
Withdrawal Charge	$—
Net Withdrawal Amount paid to Owner	$8,311.00
Immediately After Withdrawal
Resulting Segment Value	$89,525.00
(1)    Total Equity Adjustment = 99,525 x -16.89% = (16,809.77)
(2)    Total Interest Adjustment = [99,525 - 10,000] x 2.77% = 2,479.84
(3)    Equity Adjustment attributable to Withdrawal = 10,000 x -16.89% = (1,689.00)
(4)    Interest Adjustment attributable to Withdrawal = [10,000 - 10,000] x 2.77% = 0.00

Required Minimum Distribution Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Required Minimum Distribution
Purpose of Benefit [Text Block]	Provides for any Withdrawal considered an Required Minimum Distribution under Section 401(a)(9) to not be subject to Withdrawal Charges
Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]
•Withdrawals may reflect an Equity Adjustment and/or an Interest Adjustment, which may be less than your initial investment, and taxes and tax penalties.
•Required Minimum Distributions will reduce your Contract Value and the potential for positive Segment Credits that you may receive. The reduction in Contract Value may be significant, and may be greater than the amount withdrawn. Any amounts withdrawn could also result in significant reductions to your Death Benefit and other benefits available under the Contract.
•Required Minimum Distributions will incur a Withdrawal Charge if you previously took a Withdrawal in the same year to satisfy the required minimum distribution requirement under your Contract.

Name of Benefit [Text Block]	Required Minimum Distribution
Operation of Benefit [Text Block]
Required Minimum Distribution
    If your Contract is subject to minimum distribution requirements under Internal Revenue Code Section 401(a)(9), any Withdrawal of a minimum distribution required under Section 401(a)(9) with respect to the Contract (a “Required Minimum Distribution”), as calculated by us, will not be subject to Withdrawal Charges or an Interest Adjustment. Any Withdrawal made to satisfy required minimum distribution requirements will count towards your Free Withdrawal Amount and will be subject to an Equity Adjustment. Because all Required Minimum Distribution Withdrawals are subject to an Equity Adjustment, you may wish to take distributions from other assets to satisfy the Required Minimum Distribution associated with this Contract.

For applications signed prior to May 31, 2025, Required Minimum Distributions will incur a Withdrawal Charge and Interest Adjustment if you previously took a Withdrawal in the same Contract Year to satisfy the required minimum distribution requirement under your Contract. In this circumstance, you must wait until the next Contract Anniversary to take your Required Minimum Distribution without incurring a Withdrawal Charge or Interest Adjustment.

For applications signed on or after May 31, 2025, Required Minimum Distributions will incur a Withdrawal Charge and Interest Adjustment if you previously took a Withdrawal in the same Segment Year to satisfy the required minimum distribution requirement under your Contract. In this circumstance, you must wait until the next Segment Anniversary to take your Required Minimum Distribution without incurring a Withdrawal Charge or Interest Adjustment.
Required Minimum Distributions can be withdrawn anytime during a Segment Term Period, including from Index-Linked Segment Options, and, when applicable, will be required on an ongoing basis. Required Minimum Distributions will reduce your Contract Value and the potential for positive Segment Credits that you may receive. The reduction in Contract Value may be significant, and may be greater than the amount withdrawn. Any amounts withdrawn could also result in significant reductions to your Death Benefit and other benefits available under the Contract. While Withdrawal Charges may not apply, Required Minimum Distributions could still result in negative Interim Value adjustments, taxes, and tax penalties, as applicable. Under extreme circumstances, you could lose up to 100% of your investment from a negative Interest Adjustment on money allocated to an Index-Linked Segment Option. Under extreme circumstances, you could lose up to 100% of your investment from a negative Equity Adjustment on money allocated to an Index-Linked Segment Option. Therefore, this Contract may not be an appropriate investment for taking these distributions. Please consult a Financial Professional regarding the appropriateness of taking these types of withdrawals from your contract.
Calculation Method of Benefit [Text Block]
The Example below shows the effect of the Required Minimum Distribution on the Net Withdrawal amount. This Example assumes an annual Required Minimum Distribution of $12,000 is requested.

Example 14 - Effect of a Required Minimum Distribution on the Net Withdrawal
Equity Adjustment Factor	-16.89%
Interest Adjustment Factor	2.77%
Contract Value on the previous Contract Anniversary (Segment Anniversary for applications signed on or after May 31, 2025)	$100,000.00
Immediately Before Withdrawal
Segment Value	$99,525.00
Total Equity Adjustment	$(16,809.77)	[1]
Total Interest Adjustment	$2,424.44	[2]
Segment Interim Value	$85,195.07
Withdrawal
Required Minimum Distribution	$12,000.00
Free Withdrawal Amount	$10,000.00
Equity Adjustment attributable to the Withdrawal	$(2,026.80)	[3]
Interest Adjustment attributable to the Withdrawal	$—	[4]
Withdrawal Charge	$—
Net Withdrawal Amount paid to Owner	$9,973.20
Immediately After Withdrawal
Remaining Free Withdrawal	$—
Resulting Segment Value	$87,525.00
(1)    Total Equity Adjustment = 99,525 x -16.89% = (16,809.77)
(2)    Total Interest Adjustment = [99,525 - 12,000] x 2.77% = 2,424.44
(3)    Equity Adjustment attributable to Withdrawal = 12,000 x -16.89% = (2,026.80)
(4)    Interest Adjustment attributable to Withdrawal = [12,000 - Max(12,000 , 10,000)] x 2.77% = 0.00

Performance Lock Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Performance Lock
Purpose of Benefit [Text Block]	Allows you to capture the Performance Lock Value during the Segment Term Period of an Index-Linked Segment Option prior to the Segment End Date.
Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]
•We will not provide advice on whether you should exercise the Performance Lock.
•You will not know the Performance Lock Value at the time you request the Performance Lock, and the Performance Lock Value could be lower than you expect.
•A Performance Lock must be exercised at least two Business Days before the Segment End Date and for the entire Segment Value.
•Once exercised for a particular Index-Linked Segment Option, a Lock is irrevocable for the Segment Term Period.
•The locked Index-Linked Segment Option will not receive Segment Credit on the Segment End Date; the Performance Lock Value will be transferred to the1-year Fixed Segment Option for the remainder of the Segment Term Period.
•The Performance Lock Value may be less than the Segment Value on the Segment Start Date even when the value of the Reference Index has increased or has declined by less than the Buffer Rate. In extreme circumstances, you could lose 100% of your investment.

Name of Benefit [Text Block]	Performance Lock
Operation of Benefit [Text Block]
Performance Lock
The Performance Lock feature allows you to capture the Performance Lock Value of an Index-Linked Segment Option during the Segment Term Period. A Performance Lock may be exercised for any of the Index-Linked Segment Options to which funds are currently allocated.
You may exercise a Performance Lock for an Index-Linked Segment Option at any time during the Segment Term Period up to two Business Days prior to the end of the Segment Term Period. Only one Performance Lock may be exercised per Segment Term Period for each Index-Linked Segment Option. However, you may exercise a Performance Lock at different times for each Index-Linked Segment Option so long as you do so up to two Business Days prior to the end of the Segment Term Period for that Segment Option. A Performance Lock may not be applied retroactively and can only be exercised for the entire Segment Value. Partial Performance Locks of the Segment Value are not permitted.

Once you exercise a Performance Lock for a given Index-Linked Segment Option, it is irrevocable for that Segment Term Period. At the end of that Segment Term Period, you may choose to exercise a Performance Lock during the next Segment Term Period if funds are again allocated to an Index-Linked Segment Option.

When you exercise a Performance Lock, we will use the Performance Lock Value calculated at the end of the Business Day we receive your request in Good Order. As this value is calculated at the end of the Business Day, this means you won't be able to determine your Performance Lock Value in advance. Therefore, the Performance Lock Value you capture may be higher or lower than it was at the point in time you requested a Performance Lock. Performance Lock requests will be permitted up to two Business Days prior to a Segment End Date. If we receive a request in Good Order on a non-Business Day or after close of a Business Day, the request will be deemed to be received on the next Business Day. For requests submitted in writing, we do not consider the request to be received until it arrives at our Administrative Office.
A Performance Lock can help eliminate uncertainty regarding future Reference Index performance and potentially limit the impact of a negative Segment Credit you would otherwise receive. It also allows you transfer the Segment Value out of an Index-Linked Segment Option before the Segment End Date. The disadvantage of exercising a Performance Lock is that the Reference Index could increase between the Performance Lock Date and the Segment End Date, and you will not participate in that increase. In addition, if you exercise a Performance Lock, you may receive less than the full protection of the Buffer compared to what you would have received if you waited for us to apply the Segment Credit on the Segment End Date. If a Performance Lock is exercised when your Performance Lock Value has declined from the amount invested in the Segment Option on the Segment Start Date, you will lock in any loss and may receive less than the full protection of the Buffer Rate. It is possible that you would have realized less of a loss or no loss if the Performance Lock had occurred at a later time, or if the Segment Option was not locked. Because the Performance Lock Value is based on the Equity Adjustment, the Performance Lock Value may be less than the Segment Value on the Segment Start Date even when the value of the Reference Index has increased or has declined by less than the Buffer Rate. Under extreme circumstances, you could lose up to 100% of your investment from a negative Equity Adjustment on money allocated to an Index-Linked
Segment Option.

We will not provide advice or notify you regarding whether you should exercise a Performance Lock or the optimal time for doing so. We will also not warn you if you exercise a Performance Lock at a sub-optimal time. We are not responsible for any losses related to your decision whether or not to exercise a Performance Lock.

Calculation Method of Benefit [Text Block]
Once a Performance Lock is exercised, the locked Index-Linked Segment Option will not receive a Segment Credit on the Segment End Date. Instead, the Performance Lock Value for that Segment Option will be transferred on the Performance Lock Date to the one-year Fixed Segment Option, where it will accrue interest daily for the remainder of the one-year Fixed Segment Term Period. This means that the Segment Term Period for any Index-Linked Segment Option for which you exercise a Performance Lock will conclude at the end of the current one-year Fixed Segment Term Period, even if the original Segment End Date was later. Additionally, if you exercise a Performance Lock on a Segment Anniversary for a two-year or six-year Segment Option, your funds will remain in the Fixed Segment Option for a full year before being available for re-allocation. Following the transfer, the terms of the Fixed Segment Option (Segment Start Date, Segment End Date, and Annual Interest Rate) will match the existing terms for the current one-year Fixed Segment Term Period.

At the end of the one-year Fixed Segment Term Period, the Fixed Segment Value will automatically be re-allocated proportionately to each Index-Linked Segment Option for which you exercised a Performance Lock, unless you instruct otherwise. Subject to availability, a new Segment Term Period will begin at that time. Please note that six-year Segment Options are only available in the first Contract Year, and two-year Segment Options are only available during the first six Contract Years. The proportional mechanism is intended to re-allocate the Fixed Segment Value based on the relative amounts that were transferred to the Fixed Segment Option through the exercise of Performance Locks. If you would like different allocations for the next Segment Term Period, you may request to do so per the terms of the “Transfers Between Segment Options by Request” section. The proportional re-allocation is based on the following formula:

A x (B / (C + D)), where:
A.is the one-year Fixed Segment Option Segment Value on the Segment End Date;
B.is the Performance Lock Value for a given Index-Linked Segment Option on its Performance Lock Date;
C.is the existing one-year Fixed Segment Option Segment Value on the first Performance Lock Date during the current Segment Term Period (before the transfer of the Performance Lock Value); and
D.is the sum of the Performance Lock Values for each Index-Linked Segment Option that exercised a Performance Lock during the current Segment Term Period.

At the next Segment End Date (for the one-year Fixed Segment Option) following a Performance Lock, the resulting amount from this formula will be transferred to the same Index-Linked Segment Option for which the
Performance Lock was exercised if the same Index-Linked Segment Option is available. If a Performance Lock was exercised for a two-year or six-year Segment Option that is no longer available, the resulting amount from this formula will be transferred to that Segment Option’s one-year counterpart. If a one-year counterpart is not available, the resulting amount from this formula will remain in the Fixed Segment Option unless you instruct otherwise. Additionally, unless you instruct otherwise, the resulting amount from A x (C / (C + D)) will remain in the Fixed Segment Option, which represents the funds that were originally in the Fixed Segment Option before funds from other Segment Options were transferred via Performance Lock. It is important to note that six-year Segment Options are only available in the first Contract Year.Exercising a Performance Lock on a six-year Segment Option means you will not have the ability to re-allocate to a six-year Segment Option. For examples of the transfer and re-allocation mechanics when a Performance Lock is exercised, please see Appendix C (“Performance Lock Examples”).

Confinement Waiver Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Confinement Waiver
Purpose of Benefit [Text Block]	Waiver of Withdrawal Charges in the event of a confinement to a Qualified Care Facility
Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]
•Automatically included in Contract at issue.
•Only available during the Accumulation Phase.
•Only available after the first Contract Anniversary.
•Owner must be confined to a Qualified Care Facility as defined by the benefit for at least 60 days. Confinement must occur after the Contract Date.
•Confinement must be recommended by a Physician as defined in the Confinement Waiver section.
•Withdrawals under the benefit may be subject to any applicable Equity Adjustment, taxes and tax penalties. An Interest Adjustment will not apply.

Name of Benefit [Text Block]	Confinement Waiver
Operation of Benefit [Text Block]
Confinement Waiver
    During the Accumulation Phase, after the first Contract Year and before the Death Benefit becomes payable under the Contract, we will waive the Withdrawal Charge on a requested Withdrawal (including a partial Withdrawal or full surrender) if the following requirements are met:
•any Owner (or, if the Owner is a non-natural person, any Annuitant), is confined to a Qualified Care Facility;
•confinement continues for at least sixty (60) consecutive days;
•confinement begins after the Contract Date;
•confinement is recommended in writing by a Physician; and
•we receive the Withdrawal request and the Physician’s recommendation no later than ninety (90) days following the date the confinement has ceased.

    An Interest Adjustment will not apply, but any applicable Equity Adjustment will still apply.

    A “Qualified Care Facility” means a Convalescent Care Facility, Hospice Facility or Hospital as described below:
•Convalescent Care Facility means an institution which: (i) is licensed by the State as a convalescent nursing facility, a qualified nursing facility, a convalescent hospital, a convalescent unit of a Hospital, an intermediate care facility, or a custodial care facility; and (ii) is primarily engaged in providing, in addition to room and board accommodations, continuous nursing service by or under the supervision of a Physician or a licensed registered nurse (R.N.); and (iii) maintains a daily record of each patient which is available for our review; and (iv) administers a planned program of observation and treatment by a Physician (which for purposes of this provision also cannot be the proprietor or an employee of such facility) which is in accordance with existing standards of medical practice for the confinement.
•Convalescent Care Facility does not include any facility, or any part of a facility, used primarily for: rest care, training or education of the Owner, or the treatment of alcoholism or chemical dependency. Examples of such excluded facilities include (but are not limited to): spas, retreats, and alcohol and drug rehabilitation clinics.
•Hospice Facility means an institution which provides a formal program of care for terminally ill patients whose life expectancy is less than 6 months, provided on an inpatient basis and directed by a Physician. It must be licensed, certified or registered in accordance with State law.
•Hospital means an institution which: (i) is licensed as a hospital and operated pursuant to law; and (ii) is primarily engaged in providing or operating (either on its premises or in facilities available to the hospital on a prearranged contractual basis and under the supervision of a staff of one or more duly licensed Physicians) diagnostic and surgery facilities for the medical care and treatment of injured and sick persons on an inpatient basis for which a charge is made; and (iii) provides 24-hour nursing service by or under the supervision of a licensed registered nurse (R.N.).
•Hospital does not include any facility, or any part of a facility, used primarily for: rest care, training or education, or the treatment of alcoholism or chemical dependency. Examples of such excluded facilities include (but are not limited to): spas, retreats, and alcohol and drug rehabilitation clinics.

    Physician for purposes of this provision means a doctor of medicine or osteopathy legally authorized to practice medicine by the State in which he/she performs such function. The Physician cannot be you, an Annuitant, a Beneficiary, or a member of your, an Annuitant’s, a Beneficiary’s immediate family, including a husband, wife, domestic partner, civil union partner, child, sibling, parent, grandparent, grandchild, cousin, aunt, uncle, niece, nephew and any of their Spouses, domestic partners or civil union partners. State for purposes of this provision means each state of the United States of America, as well as the District of Columbia, the Commonwealth of Puerto Rico, the Virgin Islands, Guam, and American Samoa.

    We reserve the right to obtain, at any time, an additional opinion or an examination of the ill Owner from a Physician that we designate at our expense. Should this opinion differ from that of the Owner’s Physician, the opinion of our Physician will prevail.

    The Confinement Waiver terminates upon the change or addition of an Owner (or if the Owner is a non-natural person and the Annuitant is changed or an additional Annuitant is added), except through continuation of the Contract as a surviving spouse.

    This provision may vary by state, please see Appendix D (“State Variation Chart”).

Calculation Method of Benefit [Text Block]
The Example below shows the effect of the Confinement Waiver on the Withdrawal. This Example assumes a Withdrawal of $12,000 is requested.

Example 17 - Effect of the Confinement Waiver on the Withdrawal
Contract Value on the previous Contract Anniversary (Segment Anniversary for applications signed on or after May 31, 2025)	$100,000.00
Current Contract Value	$125,000.00
Free Withdrawal Amount	$10,000.00	[1]
Equity Adjustment attributable to the Withdrawal	$(750.00)
Requested Withdrawal	$12,000.00
Withdrawal Without Confinement Waiver
Interest Adjustment attributable to the Withdrawal	$125.00
Withdrawal Charge Percentage	7%
Withdrawal Charge	$140.00	[2]
Net Withdrawal Amount paid to Owner	$11,235.00	[3]
Withdrawal With Confinement Waiver
Net Withdrawal Amount paid to Owner	$11,250.00	[4]
Immediately After Withdrawal
Resulting Contract Value	$113,000.00	[5]
(1)    Free Withdrawal Amount = 100,000 x 10% = 10,000
(2)    Withdrawal Charge = (12,000 - 10,000) x 7% = 140
(3)    Net Withdrawal = 12,000 - 750 + 125 - 140 = 11,235
(4)    Net Withdrawal = 12,000 - 750 = 11,250
(5)    Resulting Contract Value = 125,000 - 12,000 = 113,000

Terminal Illness Waiver Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Terminal Illness Waiver
Purpose of Benefit [Text Block]	Waiver of Withdrawal Charges in the event the Owner (or Annuitant if the Owner is not a natural person) is diagnosed with a Terminal Illness
Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]
•Automatically included in Contract at issue.
•Only available during the Accumulation Phase.
•Only available after the first Contract Anniversary.
•Owner must be diagnosed with a Terminal Illness by a Physician as defined in the Terminal Illness Waiver section.
•Initial diagnosis must occur after Contract Date.
•Withdrawal under benefit may be subject to Equity Adjustment, taxes and tax penalties. An Interest Adjustment will not apply.

Name of Benefit [Text Block]	Terminal Illness Waiver
Operation of Benefit [Text Block]
Terminal Illness Waiver
    During the Accumulation Phase, after the first Contract Year and before the Death Benefit becomes payable, we will waive the Withdrawal Charge on a requested Withdrawal (including a partial Withdrawal or full surrender) if the following requirements are met:
•any Owner (or, if the Owner is a non-natural person, any Annuitant), is diagnosed with a Terminal Illness;
•the initial diagnosis occurs after the Contract Date; and
•the Withdrawal request is accompanied by a certification of Terminal Illness prepared by a Physician who has examined the ill Owner and is qualified to provide the certification.

    An Interest Adjustment will not apply, but any applicable Equity Adjustment will still apply.

    Terminal Illness means an illness that is expected to cause death within twelve (12) months.

    Physician for purposes of this provision means a doctor of medicine or osteopathy legally authorized to practice medicine by the State in which he/she performs such function. The Physician cannot be you, an Annuitant, a Beneficiary, or a member of your, an Annuitant’s, a Beneficiary’s immediate family, including a husband, wife, domestic partner, civil union partner, child, sibling, parent, grandparent, grandchild, cousin, aunt, uncle, niece, nephew and any of their Spouses, domestic partners or civil union partners. State for purposes of this provision means each state of the United States of America, as well as the District of Columbia, the Commonwealth of Puerto Rico, the Virgin Islands, Guam and American Samoa.

    We reserve the right to obtain, at any time, an additional opinion or an examination of the ill Owner from a Physician that we designate at our expense. Should this opinion differ from that of the ill Owner’s Physician, the opinion of our Physician will prevail.

    The Terminal Illness waiver terminates upon the change or addition of an Owner (or if the Owner is a non-natural person and the Annuitant is changed or an additional Annuitant is added), except through continuation of the Contract as a surviving spouse.

    This provision may vary by state, please see Appendix D (“State Variation Chart”).

Calculation Method of Benefit [Text Block]
The Example below shows the effect of the Terminal Illness Waiver on the Withdrawal. This Example assumes a Withdrawal of $12,000 is requested.

Example 18 - Effect of the Terminal Illness Waiver on the Withdrawal
Contract Value on the previous Contract Anniversary (Segment Anniversary for applications signed on or after May 31, 2025)	$100,000.00
Current Contract Value	$125,000.00
Free Withdrawal Amount	$10,000.00	[1]
Equity Adjustment attributable to the Withdrawal	$(750.00)
Requested Withdrawal	$12,000.00
Withdrawal Without Terminal Illness Waiver
Interest Adjustment attributable to the Withdrawal	$125.00
Withdrawal Charge Percentage	7%
Withdrawal Charge	$140.00	[2]
Net Withdrawal Amount paid to Owner	$11,235.00	[3]
Withdrawal With Terminal Illness Waiver
Net Withdrawal Amount paid to Owner	$11,250.00	[4]
Immediately After Withdrawal
Resulting Contract Value	$113,000.00	[5]

(1)    Free Withdrawal Amount = 100,000 x 10% = 10,000
(2)    Withdrawal Charge = (12,000 - 10,000) x 7% = 140
(3)    Net Withdrawal = 12,000 - 750 + 125 - 140 = 11,235
(4)    Net Withdrawal = 12,000 - 750 = 11,250
(5)    Resulting Contract Value = 125,000 - 12,000 = 113,000

Interim Value - Interest Adjustment [Member]
Item 3. Key Information [Line Items]
Key Information, Maximum Loss Resulting from Negative Adjustment [Percent]	100.00%
Key Information, Example of Maximum Loss Resulting from Negative Adjustment [Text Block]	For example, if you allocate $100,000 to a 2-year Index-Linked Segment Option and during the first six Contract Years withdraw the entire amount before the 2-year Segment Term Period has elapsed, you could lose up to $100,000 due to a negative Interest Adjustment. This loss will be greater (but never more than 100% of your investment) if you also pay a Withdrawal Charge, taxes or tax penalties.
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment, Maximum Potential Loss [Percent]	100.00%
Contract Adjustment, Applicable Period [Text Block]	An Interest Adjustment will apply if you take a Withdrawal on which a Withdrawal Charge applies from the Fixed Segment Option or an Index-Linked Segment Option at any time during the first six Contract Years, including on a Segment End Date.
Contract Adjustment, Applicable Transaction [Text Block]	Any Withdrawal (a partial Withdrawal, a Required Minimum Distribution, a surrender of your Contract, payment of a Death Benefit, or the application of Interim Value to a Settlement Option) will also be subject to an Interim Value calculation comprised of two components: an Interest Adjustment and an Equity Adjustment, each of which may increase or decrease your Withdrawal proceeds.
Contract Adjustment, Manner Determined [Text Block]	The Interest Adjustment applies only during the first six Contract Years and is equal to zero after the expiration of the Withdrawal Charge Period. The Interest Adjustment will only be applied to the portion of a surrender or Withdrawal that is subject to a Withdrawal Charge and will be calculated as a separate adjustment that is in addition to any applicable Withdrawal Charge.
    On any day, the total Interest Adjustment for any Segment Option equals (A x B) where:
A.is the portion of the Segment Value that is subject to a Withdrawal Charge on this date, immediately prior to any Withdrawal; and
B.is the Interest Adjustment Factor.
For applications signed prior to May 31, 2025:
The Interest Adjustment Factor for any Index-Linked Segment Option equals (RN/12 -1), where:
N    is the number of complete months remaining before the Withdrawal Charge Period expires; and
R is equal to (1 + A) / (1 + B), where:
A.is the Beginning Interest Adjustment index value; and
B.is the Closing Interest Adjustment index value.

The Interest Adjustment Factor for the Fixed Segment Option equals the greater of (RN/12 -1) and [-(12.5% - C)] where:
N is the number of complete months remaining before the Withdrawal Charge Period expires; and
R is equal to (1 + A) / (1 + B), where:
A.is the Beginning Interest Adjustment index value; and
B.is the Closing Interest Adjustment index value.
C is equal to the applicable Withdrawal Charge rate for that Contract Year.

For applications signed on or after May 31, 2025:
The Interest Adjustment Factor for any Index-Linked Segment Option equals
(RN/12 -1) x (1 - C), where:
N is the number of complete months remaining before the Withdrawal Charge Period expires;
R is equal to (1 + A) / (1 + B), where:
A.is the Beginning Interest Adjustment index value; and
B.is the Closing Interest Adjustment index value; and
C is equal to D x (1 - E), where:
D.    is the value of certain derivative instruments on the Segment Start Date for the applicable Index-Linked Segment Option; and
E.    is the number of days elapsed from the Segment Start Date to the day we calculate the Segment Interim Value, divided by the number of days in the Segment Term Period.

The Interest Adjustment Factor for the Fixed Segment Option equals the greater of (RN/12 -1) and [-(12.5% - C)], where:
N is the number of complete months remaining before the Withdrawal Charge Period expires; and
R is equal to (1 + A) / (1 + B), where:
A.is the Beginning Interest Adjustment index value; and
B.is the Closing Interest Adjustment index value.
C is equal to the applicable Withdrawal Charge rate for that Contract Year.

The Interest Adjustment index is the 7 Year Point on the A Rated US Bloomberg Fair Value Curve, a bond index published by Bloomberg. The Beginning Interest Adjustment index value is equal to the closing price of the Interest Adjustment index on the Contract Date. The Closing Interest Adjustment index value is equal to the closing price of the Interest Adjustment index on the day we calculate the Segment Interim Value.
    If the closing price of the Interest Adjustment index on the day the Interest Adjustment is calculated is greater than the closing price of the index on the Contract Date, the Interest Adjustment will be negative and will decrease the Segment Interim Value. If the closing price of the Interest Adjustment index on the day the Interest Adjustment is calculated is less than the than the closing pricing of this index on the Contract Date, the Interest Adjustment will be positive and will increase the Segment Interim Value.

    You may obtain the daily price of the Interest Adjustment index by contacting us. If a closing price of the Interest Adjustment index is not available on any day for which a closing price is needed, then the closing price as of the first preceding Business Day for which a closing price is available will be used.

    If the Interest Adjustment index is discontinued, we are unable for any reason to utilize it, or the calculation of these values are substantially changed, we may substitute another method of determining the values that will be used in the above calculation and will inform you of such change at your last known address on file with us.

Contract Adjustment, Purpose [Text Block]	The Interest Adjustment, which may be positive or negative, is designed to approximate changes in the value of debt instruments based on changes in market interest rates and credit spreads.
Interim Value - Equity Adjustment [Member]
Item 3. Key Information [Line Items]
Key Information, Maximum Loss Resulting from Negative Adjustment [Percent]	100.00%
Key Information, Example of Maximum Loss Resulting from Negative Adjustment [Text Block]	For example, if you allocate $100,000 to a 2-year Index-Linked Segment Option and during the first six Contract Years withdraw the entire amount before the 2-year Segment Term Period has elapsed, you could lose up to $100,000 due to a negative Equity Adjustment. This loss will be greater (but never more than 100% of your investment) if you also pay a Withdrawal Charge, taxes or tax penalties.
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment, Maximum Potential Loss [Percent]	100.00%
Contract Adjustment, Applicable Period [Text Block]	An Equity Adjustment will apply if you take a Withdrawal from an Index-Linked Segment Option on any date other than a Segment End Date.
Contract Adjustment, Applicable Transaction [Text Block]	Any Withdrawal (a partial Withdrawal, a Required Minimum Distribution, a surrender of your Contract, payment of a Death Benefit, or the application of Interim Value to a Settlement Option) will also be subject to an Interim Value calculation comprised of two components: an Interest Adjustment and an Equity Adjustment, each of which may increase or decrease your Withdrawal proceeds.
Contract Adjustment, Purpose [Text Block]	The Equity Adjustment, which also may be positive or negative, is designed to approximate the changes in the value of derivative instruments that hedge market risks associated with our contractual obligation to apply Segment Credits to Index-Linked Segment Options on the Segment End Date
Interim Value Adjustment [Member]
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment, Maximum Potential Loss [Percent]	100.00%
Contract Adjustment, Applicable Period [Text Block]	The Interim Value calculation consists of two parts: an Interest Adjustment and an Equity Adjustment, which are calculated separately for each Segment Option to which you allocate Contract Value. An Interest Adjustment will apply if you take a Withdrawal on which a Withdrawal Charge applies from the Fixed Segment Option or an Index-Linked Segment Option at any time during the first six Contract Years, including on a Segment End Date. An Equity Adjustment will apply if you take a Withdrawal from an Index-Linked Segment Option on any date other than a Segment End Date.
Contract Adjustment, Applicable Transaction [Text Block]	Any Withdrawal (a partial Withdrawal, a Required Minimum Distribution, a surrender of your Contract, payment of a Death Benefit, or the application of Interim Value to a Settlement Option) will also be subject to an Interim Value calculation comprised of two components: an Interest Adjustment and an Equity Adjustment, each of which may increase or decrease your Withdrawal proceeds.
Contract Adjustment, Waiver Circumstances [Text Block]	We will not assess the Withdrawal Charge on:
•Free Withdrawal amounts;
•Death Benefit proceeds;
•Partial Withdrawals taken as Required Minimum Distributions under the Internal Revenue Code (see the “Required Minimum Distribution” section);
•Withdrawals taken after the sixth Contract Year;
•A qualifying Withdrawal under the Confinement Waiver (see the “Confinement Waiver” section);
•A qualifying Withdrawal under the Terminal Illness Waiver (see the “Terminal Illness Waiver” section);
•The application of the Interim Value to a Settlement Option; or
•Payments during the Annuity Phase.

Contract Adjustment, Manner Determined [Text Block]	The Withdrawal proceeds you receive will reflect positive or negative adjustments assessed by way of any applicable Interest Adjustment and Equity Adjustment as well as the deduction of any applicable Withdrawal Charge.
    On any day, the Segment Interim Value for an Index-Linked Segment Option is equal to A + B + C, where:
A.is the Segment Value on this date;
B.is any applicable Interest Adjustment on this date; and
C.is any applicable Equity Adjustment on this date.

    The Equity Adjustment is equal to zero on any Segment End Date.

    On any day, the Segment Interim Value for the Fixed Segment Option is equal to A + B, where:
A.is the Segment Value on this date; and
B.is any applicable Interest Adjustment on this date.

    For examples of how we calculate the Segment Interim Value, please see Appendix B (“Segment Interim Value Examples).

Contract Adjustment, Effect on Value and Benefits [Text Block]	Even if Segment Credits are positive, the deduction of fees and charges, including Segment Fee amounts, Withdrawal Charges, and any applicable Equity Adjustments or Interest Adjustments, may reduce your Cash Surrender Value below your Purchase Payment and previously credited Segment Credits, or below the protection provided by the Buffer Rate.
Contract Adjustment, Negative Effect Could be Greater than Value Withdrawn [Text Block]	Even if Segment Credits are positive, the deduction of fees and charges, including Segment Fee amounts, Withdrawal Charges, and any applicable Equity Adjustments or Interest Adjustments, may reduce your Cash Surrender Value below your Purchase Payment and previously credited Segment Credits, or below the protection provided by the Buffer Rate.
Contract Adjustment, Impact of Adjustment on Interest Credited [Text Block]	Even if Segment Credits are positive, the deduction of fees and charges, including Segment Fee amounts, Withdrawal Charges, and any applicable Equity Adjustments or Interest Adjustments, may reduce your Cash Surrender Value below your Purchase Payment and previously credited Segment Credits, or below the protection provided by the Buffer Rate.
Contract Adjustment, Purpose [Text Block]	The purpose of the Interim Value calculation is to approximate changes in the market value of debt securities and derivative instruments supporting your Contract, which we sell to fund the Withdrawal.
Contract Adjustment, Obtaining Current Value of an Adjustment [Text Block]	We will calculate your Interim Value at the end of each Business Day and will publish the value on our customer portal (www.athene.com/MyAthene-login) on the following Business Day. We reserve the right to not publish the Interim Value for any reason we choose. You may also determine the Interim Value as of the previous Business Day by calling our Administrative Office.
Contract Adjustment, Current Value of an Adjustment Fluctuates [Text Block]	As the Interim Value is calculated at the end of the Business Day and values fluctuate daily, this means you won't be able to determine the Interim Value for the day in advance of any transactions you request that are impacted by it. Therefore, any portion of the Interim Value you capture may be higher or lower than it was at the point in time you requested your transaction.
Dual Direction Crediting Method [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology [Text Block]
Fundamentals of the Dual Direction Crediting Method
The Dual Direction Crediting Method is used on all Dual Direction Segment Options, which are only available on applications signed on or after May 31, 2025. A Segment Option using the Dual Direction Crediting Method captures performance of the Reference Index from the Segment Start Date to the Segment End Date by measuring the percentage change in the value of the Reference Index between those dates (subject to the applicable Cap Rate, Participation Rate, and Downside Participation Rate). This Crediting Method provides for positive Segment Credits even when performance is negative but fully offset by the Buffer Rate. The value of the Reference Index at intermediate points during the Segment Term Period is not reflected in the determination of Segment Credits. The Cap Rate, Participation Rate, and Downside Participation Rate are established at the beginning of the Segment Term Period and do not change for the length of the Segment Term Period. For Segment Term Periods greater than one year, the Cap Rate, Participation Rate, and Downside Participation Rate apply to the entire multi-year Segment Term Period, not to each year during the Segment Term Period.

    An Index-Linked Segment Option using the Dual Direction Crediting Method will have the following crediting factors that determine the Segment Credit:
•Cap Rate - Maximum positive Index Change we will use in the calculation of the Segment Credit;
•Participation Rate - Percentage multiplied by a positive Index Change, subject to the Cap Rate, to calculate the Segment Credit;
•Downside Participation Rate - Percentage multiplied by the absolute value of the Index Change, if the Index Change is negative but fully offset by the Buffer Rate, to calculate the Segment Credit;
•Segment Term Period - Period of time over which the change in the Reference Index is calculated;
•Buffer Rate - Maximum negative Index Change the Company will absorb before applying a negative Segment Credit to your Segment Value. A negative Segment Credit will apply for any negative Index Change not fully offset by the Buffer Rate; and
•Index Price - Closing price of the Reference Index on a Segment Start Date and Segment End Date, used to calculate the Index Change.

    The Buffer Rate establishes the amount of negative index performance that we will absorb before we apply a negative Segment Credit to the Segment Value on a Segment End Date. For the Dual Direction Crediting Method, a negative Segment Credit will apply for any negative Index Change not fully offset by the Buffer Rate. Theoretically, for a Segment Option with a 10% Buffer Rate, the negative Index Change that is used to calculate the Segment Credit percentage may be as high as 90%, which could lead to substantial loss of principal and previously credited Segment Credits. The ongoing deduction of Segment Fees and any applicable Withdrawal Charges, Interest Adjustments, and Equity Adjustments could also result in a loss of principal greater than 90%. Please see the below examples for a demonstration of the mechanics of the Dual Direction Crediting Method.

The following grid describes how the Cap Rate, Participation Rate, Downside Participation Rate, and Buffer Rate will impact the Segment Credit for this particular Crediting Method, depending on index performance:

Index Change	Segment Credit percentage (payoff profile)
Index Change over the Segment Term Period is greater than or equal to the Cap Rate	Cap Rate multiplied by the Participation Rate
Index Change over the Segment Term Period is less than the Cap Rate but greater than zero	Index Change multiplied by the Participation Rate
Index Change over the Segment Term Period is less than zero by an amount that is less than the Buffer Rate(1)	Absolute value of the Index Change multiplied by the Downside Participation Rate
Index Change over the Segment Term Period is less than zero by an amount that is more than the Buffer Rate(1)	Index Change plus Buffer Rate
(1) Buffer Rate is expressed as an Absolute (Positive) Amount

Index-Linked Option Details, Crediting Methodology Example [Text Block]
Example 11
    For the four scenarios below, assume the following:
•Cap Rate = 125%
•Participation Rate = 105%
•Downside Participation Rate = Participation Rate
•Segment Term Period = 6-Year
•Buffer Rate = 20%

Scenario	Index Price on Segment Start Date	Index Price on Segment End Date	Index Change	Segment Credit percentage
1	2,000	4,600	130%	131.25% (= 125% x 105%)
2	2,000	2,100	5%	5.25% (= 5% x 105%)
3	2,000	1,900	-5%	5.25% (=|-5| x 105%)
4	2,000	1,500	-25%	-5% (= -25% + 20%)

Index-Linked Option Details, Crediting Methodology Example Legend [Text Block]
The following example illustrates how we calculate and credit interest under the Dual Direction Crediting Method assuming hypothetical index returns and hypothetical limits on index gains and losses. The example assumes no Withdrawals.

Point-to-Point Crediting Method [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology [Text Block]
Fundamentals of the Point-to-Point Crediting Method
    The Point-to-Point Crediting Method is used on Point-to-Point Segment Options. A Segment Option using the Point-to-Point Crediting Method captures performance of the Reference Index from the Segment Start Date to the Segment End Date by measuring the percentage change in the value of the Reference Index between those dates (subject to the applicable Cap Rate and Participation Rate). The value of the Reference Index at intermediate points during the Segment Term Period is not reflected in the determination of Segment Credits. The Cap Rate and Participation Rate are established at the beginning of the Segment Term Period and do not change for the length of the Segment Term Period. For Segment Term Periods greater than one year, the Cap Rate and Participation Rate apply to the entire multi-year Segment Term Period, not to each year during the Segment Term Period.

    An Index-Linked Segment Option using the Point-to-Point Crediting Method will have the following crediting factors that determine the Segment Credit:
•Cap Rate - Maximum positive Index Change we will use in the calculation of the Segment Credit;
•Participation Rate - Percentage multiplied by a positive Index Change, subject to the Cap Rate, to calculate the Segment Credit;
•Segment Term Period - Period of time over which the change in the Reference Index is calculated;
•Buffer Rate - Maximum negative Index Change the Company will absorb before applying a negative Segment Credit to your Segment Value. A negative Segment Credit will apply for any negative Index Change in excess of the Buffer Rate; and
•Index Price - Closing price of the Reference Index on a Segment Start Date and Segment End Date, used to calculate the Index Change.

    The Buffer Rate establishes the amount of negative index performance that we will absorb before we apply a negative Segment Credit to the Segment Value on a Segment End Date. For the Point-to-Point Crediting Method, a negative Segment Credit will apply for any negative Index Change in excess of the Buffer Rate. Theoretically, for a Segment Option with a 10% Buffer Rate, the negative Index Change that is used to calculate the Segment Credit percentage may be as high as 90%, which could lead to substantial loss of principal and previously credited Segment Credits. The ongoing deduction of Segment Fees and any applicable Withdrawal Charges, Interest Adjustments, and Equity Adjustments could also result in a loss of principal greater than 90%. Please see the below examples for a demonstration of the mechanics of the Point-to-Point Crediting Method.

The following grid describes how the Cap Rate, Participation Rate, and Buffer Rate will impact the Segment Credit for this particular Crediting Method, depending on index performance:

Index Change	Segment Credit percentage (payoff profile)
Index Change over the Segment Term Period is greater than or equal to the Cap Rate	Cap Rate multiplied by the Participation Rate
Index Change over the Segment Term Period is less than the Cap Rate but greater than zero	Index Change multiplied by the Participation Rate
Index Change over the Segment Term Period is less than zero by an amount that is less than the Buffer Rate(1)	Zero
Index Change over the Segment Term Period is less than zero by an amount that is more than the Buffer Rate(1)	Index Change plus Buffer Rate
(1) Buffer Rate is expressed as an Absolute (Positive) Amount

Index-Linked Option Details, Crediting Methodology Example [Text Block]
Example 2
For the four scenarios below, assume the following:
•Cap Rate = 15%
•Participation Rate = 105%
•Segment Term Period = 1-Year
•Buffer Rate = 10%

Scenario	Index Price on Segment Start Date	Index Price on Segment End Date	Index Change	Segment Credit percentage
1	2,000	2,500	25%	15.75% (= 15% x 105%)
2	2,000	2,100	5%	5.25% (= 5% x 105%)
3	2,000	1,900	-5%	0%
4	2,000	1,500	-25%	-15% (= -25% + 10%)

Example 3
    For the four scenarios below, assume the following:
•Cap Rate = 100%
•Participation Rate = 120%
•Segment Term Period = 6-Year
•Buffer Rate = 20%

Scenario	Index Price on Segment Start Date	Index Price on Segment End Date	Index Change	Segment Credit percentage
1	2,000	4,500	125%	120% (= 100% x 120%)
2	2,000	2,100	5%	6% (= 5% x 120%)
3	2,000	1,900	-5%	0%
4	2,000	1,500	-25%	-5% (= -25% + 20%)

Index-Linked Option Details, Crediting Methodology Example Legend [Text Block]
The following examples illustrate how we calculate and credit interest under the Point-to-Point Crediting Method assuming hypothetical index returns and hypothetical limits on index gains and losses. The examples assume no Withdrawals.

Milestone Lock Crediting Method [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology [Text Block]
Fundamentals of the Milestone Lock Crediting Method
The Milestone Lock Crediting Method is used on Milestone Lock Segment Options (only available with a six-year Segment Term Period). A Segment Option using the Milestone Lock Crediting Method combines elements of the six-year and one-year Point-to-Point Segment Options. It guarantees a Cap Rate and Participation Rate for the full six-year Segment Term Period while also allowing the buffer protection to reset at intermediate points during the Segment Term Period if the index performance exceeds a predefined threshold percentage. Segment Options using the Milestone Lock Crediting Method provide the potential to capture gains (subject to the applicable Cap Rate and Participation Rate) and reset the buffer protection when the Reference Index performance exceeds a pre-defined threshold (the Milestone Threshold) at particular intermediate points (Observation Dates) during the Segment Term Period. The Cap Rate, Participation Rate, Milestone Threshold, and Observation Dates are established at the beginning of the Segment Term Period and do not change for the length of the Segment Term Period, which in the case of Milestone Lock Segment Options is one six-year period available only at the start of the Contract. The Milestone Threshold is the minimum Milestone Index Change required to capture a Milestone Credit Percentage on an Observation Date. The interval between Observation Dates is one year.

The Milestone Lock Crediting Method calculates Segment Credits based on any Milestone Credit Percentages that have been determined during the Segment Term Period. A Milestone Credit Percentage will be calculated on the Segment End Date and each time the Milestone Index Change is greater than or equal to the Milestone Threshold during the Segment Term Period.

The Segment Credit for a Segment Option using the Milestone Lock Crediting Method may be negative even if the Segment Option captures positive index performance through Milestone Credit Percentages on one or more Observation Dates as a result of index performance having exceeded the Milestone Threshold on those dates.

At the end of the six-year Segment Term Period, the Segment Credit percentage is calculated as follows:
•Add one to each Milestone Credit Percentage; then
•Multiply each of these sums together; then
•Subtract one from the result.

If Reference Index performance does not exceed the Milestone Threshold on any Observation Date, the Milestone Lock Crediting Method will operate the same as the Point-to-Point Crediting Method. The Segment Credit will not be any lower than a Segment Credit for a six-year Point-to-Point Segment Option with equivalent Buffer Rate, Cap Rate, and Participation Rate.

    Theoretically, for a Segment Option using the Milestone Lock Crediting Method with a 10% Buffer Rate, the negative Milestone Index Change that is used in the Segment Credit percentage may be as high as 90%, which could lead to a substantial loss of principal and previously credited Segment Credits. The ongoing deduction of Segment Fees and any applicable Withdrawal Charges, Interest Adjustments, and Equity Adjustments could also result in a loss of principal greater than 90%. Please see the examples below for a demonstration of the mechanics of the Milestone Lock Crediting Method.

    An Index-Linked Segment Option using the Milestone Lock Crediting Method will have the following crediting factors that determine the Segment Credit:
•Cap Rate - Maximum positive Milestone Index Change we will use in the calculation of the Segment Credit. The Cap Rate will be applied when calculating each Milestone Credit Percentage;
•Participation Rate - Percentage multiplied by a positive Milestone Index Change, subject to the Cap Rate, to calculate the Segment Credit. The Participation Rate will be applied when calculating each Milestone Credit Percentage;
•Milestone Threshold - Minimum Milestone Index Change needed in order to determine a Milestone Credit Percentage;
•Segment Term Period - Period of time between the Segment Start Date and Segment End Date;
•Buffer Rate - Maximum negative Milestone Index Change the Company will absorb when calculating Segment Credits. A negative Milestone Credit Percentage will be used in the calculation of the Segment Credit if the final Milestone Index Change is negative in excess of the Buffer Rate; and
•Index Price - Closing price of the Reference Index on the Segment Start Date, Segment End Date, or Observation Dates used to calculate the Milestone Index Change.

The following grid below describes how the Cap Rate, Participation Rate and Buffer Rate will impact the Milestone Credit Percentages for this particular crediting method, depending on index performance. Milestone Credit Percentages are used to calculate the Segment Credit.

Milestone Index Change	Milestone Credit Percentage (payoff profile)
Milestone Index Change between Milestone Dates is greater than or equal to the Cap Rate; or

Milestone Index Change between the most recent Milestone Date and the Segment End Date is greater than or equal to the Cap Rate
Cap Rate multiplied by the Participation Rate
Milestone Index Change between Milestone Dates is less than the Cap Rate but greater than zero; or

Milestone Index Change between the most recent Milestone Date and the Segment End Date is less than the Cap Rate but greater than zero
Milestone Index Change multiplied by the Participation Rate
Milestone Index Change between the most recent Milestone Date and the Segment End Date is less than zero by an amount that is less than the Buffer Rate(1)	Zero
Milestone Index Change between the most recent Milestone Date and the Segment End Date is less than zero by an amount that is more than the Buffer Rate(1)	Final Milestone Index Change plus Buffer Rate
(1) Buffer Rate is expressed as an Absolute (Positive) amount

Index-Linked Option Details, Crediting Methodology Example [Text Block]
Example 5
For the following scenario below, assume the following:
•Cap Rate = 35%
•Participation Rate = 120%
•Segment Term Period = 6-Year
•Buffer Rate = 10%
•Milestone Threshold = 25%

	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6
Index Price on Most Recent Milestone Date	2,000	2,000	2,540	2,540	2,540	3,480
Index Price on Observation Date	2,200	2,540	2,286	2,667	3,480	2,610
Milestone Index Change	10%	27%	-10%	5%	37%	-25%
Milestone Credit Percentage Determined	No	Yes	No	No	Yes	Yes
New Milestone Date	No	Yes	No	No	Yes	No
Milestone Credit Percentage(1)	Not Applicable	32.4% (= 27% x 120%)	Not Applicable	Not Applicable	42% (= 35% x 120%)	-15% (= -25% + 10%)
Segment Credit percentage(1)	59.8% (= [(1 + 32.4%) x (1 + 42%) x (1 + -15%)] - 1)
(1) Neither Milestone Credit Percentages nor Segment Credit percentages will be applied to the Segment Value until the Segment End Date.
Example 6
For the following scenario below, assume the following:
•Cap Rate = 35%
•Participation Rate = 120%
•Segment Term Period = 6-Year
•Buffer Rate = 10%
•Milestone Threshold = 25%

	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6
Index Price on Most Recent Milestone Date	2,000	2,000	2,000	2,000	2,520	2,520
Index Price on Observation Date	1,800	2,100	2,400	2,520	2,772	1,512
Milestone Index Change	-10%	5%	20%	26%	10%	-40%
Milestone Credit Percentage Determined	No	No	No	Yes	No	Yes
New Milestone Date	No	No	No	Yes	No	No
Milestone Credit Percentage(1)	Not Applicable	Not Applicable	Not Applicable	31.2% (= 26% x 120%)	Not Applicable	-30%(=-40%+10%)
Segment Credit percentage(1)	-8.16% (= [(1 + 31.2%) x (1 + -30%)] - 1)
(1) Neither Milestone Credit Percentages nor Segment Credit percentages will be applied to the Segment Value until the Segment End Date.

Example 7
For the four scenarios below, assume the following:
•Cap Rate = 35%
•Participation Rate = 120%
•Segment Term Period = 6-Year
•Buffer Rate = 10%
•Milestone Threshold = 25%
•No Milestone Credit Percentages determined prior to the Segment End Date

Scenario	Index Price on Segment Start Date	Index Price on Segment End Date	Milestone Index Change	Final Milestone Credit Percentage	Segment Credit percentage
1	2,000	2,900	45%	42% (= 35% x 120%)	42%
2	2,000	2,200	10%	12% (= 10% x 120%)	12%
3	2,000	1,900	-5%	0%	0%
4	2,000	1,500	-25%	-15% (= -25% + 10%)	-15%

Index-Linked Option Details, Crediting Methodology Example Legend [Text Block]
The following examples illustrate how we calculate and credit interest under the Milestone Lock Crediting Method assuming hypothetical index returns and hypothetical limits on index gains and losses. The examples assume no Withdrawals.

Performance Blend Crediting Method [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology [Text Block]
Fundamentals of the Performance Blend Crediting Method
    The Performance Blend Crediting Method is used on Performance Blend Segment Options (only available with a six-year Segment Term Period). A Segment Option using the Performance Blend Crediting Method is determined based on Aggregate Index Change,, as measured from the Segment Start Date to the Segment End Date, and the applicable Cap Rate, Participation Rate, and Buffer Rate. This Crediting Method calculates an Aggregate Index Change using three underlying indices, rather than an Index Change based on a single underlying index.

Performance Blend Segment Options use a weighted average return of the S&P 500®, Russell 2000®, and MSCI EAFE indices. The return is calculated based on the relative performance of the underlying indices, with 50% of the Segment Credit being based on the index with the best performance (i.e. the largest positive or least negative Index Change) on the Segment End Date, 30% of the Segment Credit being based on the index with the next best performance (i.e. next best positive or negative Index Change) on the Segment End Date and 20% of the Segment Credit being based on the index with worst performance (i.e. the largest negative Index Change on the Segment End Date, or, if no index had a negative Index Change, the index with the smallest positive Index Change) on the Segment End Date. The value of the Reference Index at intermediate points during the Segment Term Period is not reflected in the determination of Segment Credits. The Cap Rate and Participation Rate are established at the beginning of the Segment Term Period and do not change for the length of the Segment Term Period. The Cap Rate and Participation Rate apply to the entire multi-year Segment Term Period, not to each year during the Segment Term Period.

    An Index-Linked Segment Option using the Performance Blend Crediting Method will have the following crediting factors that determine the Segment Credit:
•Cap Rate - Maximum positive Aggregate Index Change we will use in the calculation of the Segment Credit;
•Participation Rate - Percentage multiplied by a positive Aggregate Index Change, subject to the Cap Rate, to calculate the Segment Credit;
•Index Allocation Percentages - The percentages used to calculate the portion of Index Change from each index that will be used in the Aggregate Index Change;
•Segment Term Period - Period of time over which the change in the Reference Index is calculated;
•Buffer Rate - Maximum negative Aggregate Index Change the Company will absorb before applying a negative Segment Credit to your Segment Value. A negative Segment Credit will apply for any Aggregate Index Change in excess of the Buffer Rate; and
•Index Price - Closing price of the Reference Index on a Segment Start Date and Segment End Date, used to calculate the Aggregate Index Change.

    The Buffer Rate establishes the amount of negative aggregate index performance that we will absorb before we apply a negative Segment Credit to the Segment Value on a Segment End Date. For the Performance Blend Crediting Method, a negative Segment Credit will apply for any negative Aggregate Index Change in excess of the Buffer Rate. Theoretically, for a Segment Option with a 10% Buffer Rate, the negative Aggregate Index Change that is used to calculate the Segment Credit percentage may be as high as 90%, which could lead to substantial loss of principal and previously credited Segment Credits. The ongoing deduction of Segment Fees and any applicable Withdrawal Charges, Interest Adjustments, and Equity Adjustments could also result in a loss of principal greater than 90%. Please see the below examples for a demonstration of the mechanics of the Performance Blend Crediting Method.

The following grid describes how the Cap Rate, Participation Rate, and Buffer Rate will impact the Segment Credit for this particular Crediting Method, depending on aggregate index performance of the three underlying indices:

Index Change	Segment Credit percentage (payoff profile)
Aggregate Index Change over the Segment Term Period is greater than or equal to the Cap Rate	Cap Rate multiplied by the Participation Rate
Aggregate Index Change over the Segment Term Period is less than the Cap Rate but greater than zero	Aggregate Index Change multiplied by the Participation Rate
Aggregate Index Change over the Segment Term Period is less than zero by an amount that is less than the Buffer Rate(1)	Zero
Aggregate Index Change over the Segment Term Period is less than zero by an amount that is more than the Buffer Rate(1)	Aggregate Index Change plus Buffer Rate
(1) Buffer Rate is expressed as an Absolute (Positive) Amount

Index-Linked Option Details, Crediting Methodology Example [Text Block]
Example 4
    For the four Performance Blend Segment Option scenarios below, assume the following:
•Cap Rate = 60%
•Participation Rate = 130%
•Index Allocation Percentage 1 = 50%
•Index Allocation Percentage 2 = 30%
•Index Allocation Percentage 3 = 20%
•Segment Term Period = 6-Year
•Buffer Rate = 10%

	Index X		Index Y		Index Z
Scenario	Index Price on Segment Start Date	Index Price on Segment End Date	Index Price on Segment Start Date	Index Price on Segment End Date	Index Price on Segment Start Date	Index Price on Segment End Date	Aggregate Index Change	Segment Credit percentage
1	70	105	1,500	2,475	2,000	3,500	67%(1)	78% (=60% x 130%)(2)
2	70	77	1,500	1,575	2,000	1,850	5%	6.5% (= 5% x 130%)
3	70	65.8	1,500	1,372.5	2,000	1,940	-5%	0%
4	70	58.8	1,500	1,050	2,000	1,600	-20%	-10% (= -20% + 10%)
(1)Index X had an individual Index Change of (105/70)-1 = 50%, Index Y had an individual Index Change of (2475/1500)-1 = 65%, and Index Z had an individual Index Change of (3500/2000)-1 = 75%. Therefore, Index Z was the best performing index and uses Index Allocation Percentage 1. Index Y was the second best performing index and uses Index Allocation Percentage 2. Index X was the third best performing index and uses Index Allocation Percentage 3. The Aggregate Index Change is equal to (75% x 50%) + (65% x 30%) + (50% x 20%) = 67%
(2)Because the Aggregate Index Change is positive and above the Cap Rate, the Segment Credit percentage is equal to the Cap Rate times the Participation Rate

Index-Linked Option Details, Crediting Methodology Example Legend [Text Block]
The following example illustrates how we calculate and credit interest under the Performance Blend Crediting Method assuming hypothetical index returns and hypothetical limits on index gains and losses. The example assumes no Withdrawals.

Trigger Crediting Method [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology [Text Block]
The Trigger Crediting Method is used on all Trigger Segment Options, which are only available on applications signed on or after May 31, 2025. A Segment Option using the Trigger Crediting Method credits the Trigger Rate if the percentage change in the value of the Reference Index from the Segment Start Date to the Segment End Date is greater than or equal to zero. The value of the Reference Index at intermediate points during the Segment Term Period is not reflected in the determination of Segment Credits. The Trigger Rate is established at the beginning of the Segment Term Period and does not change for the length of the Segment Term Period. For Segment Term Periods greater than one year, the Trigger Rate applies to the entire multi-year Segment Term Period, not to each year during the Segment Term Period.

An Index-Linked Segment Option using the Trigger Crediting Method will have the following crediting factors that determine the Segment Credit:
•Trigger Rate - The positive rate used in the calculation of the Segment Credit if the Index Change is greater than or equal to zero;
•Segment Term Period - Period of time over which the change in the Reference Index is calculated;
•Buffer Rate - Maximum negative Index Change the Company will absorb before applying a negative Segment Credit to your Segment Value. A negative Segment Credit will apply for any negative Index Change not fully offset by the Buffer Rate; and
•Index Price - Closing price of the Reference Index on a Segment Start Date and Segment End Date, used to calculate the Index Change.

    The Buffer Rate establishes the amount of negative index performance that we will absorb before we apply a negative Segment Credit to the Segment Value on a Segment End Date. For the Trigger Crediting Method, a negative Segment Credit will apply for any negative Index Change not fully offset by the Buffer Rate. Theoretically, for a Segment Option with a 10% Buffer Rate, the negative Index Change that is used to calculate the Segment Credit percentage may be as high as 90%, which could lead to substantial loss of principal and previously credited Segment Credits. The ongoing deduction of Segment Fees and any applicable Withdrawal Charges, Interest Adjustments, and Equity Adjustments could also result in a loss of principal greater than 90%. Please see the below examples for a demonstration of the mechanics of the Trigger Crediting Method.

    The following grid describes how the Trigger Rate and Buffer Rate will impact the Segment Credit for the Trigger Segment Option for this particular Crediting Method, depending on index performance:

Index Change	Segment Credit percentage (payoff profile)
Index Change over the Segment Term Period is greater than or equal to zero	Trigger Rate
Index Change over the Segment Term Period is less than zero by an amount that is less than the Buffer Rate(1)	Zero
Index Change over the Segment Term Period is less than zero by an amount that is more than the Buffer Rate(1)	Index Change plus Buffer Rate
(1) Buffer Rate is expressed as an Absolute (Positive) Amount

Index-Linked Option Details, Crediting Methodology Example [Text Block]
Example 8
For the four scenarios below, assume the following:
•Trigger Rate = 11%
•Segment Term Period = 1-Year
•Buffer Rate = 10%

Scenario	Index Price on Segment Start Date	Index Price on Segment End Date	Index Change	Segment Credit percentage
1	2,000	2,500	25%	11%
2	2,000	2,100	5%	11%
3	2,000	1,900	-5%	0%
4	2,000	1,500	-25%	-15% (= -25% + 10%)

Index-Linked Option Details, Crediting Methodology Example Legend [Text Block]
The following example illustrates how we calculate and credit interest under the Trigger Crediting Method assuming hypothetical index returns and hypothetical limits on index gains and losses. The example assumes no Withdrawals.

Dual Trigger Crediting Method [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology [Text Block]
Fundamentals of the Dual Trigger Crediting Method
The Dual Trigger Crediting Method is used on all Dual Trigger Segment Options, which are only available on applications signed on or after May 31, 2025. A Segment Option using the Dual Trigger Crediting Method credits the Trigger Rate if the percentage change in the value of the Reference Index from the Segment Start Date to the Segment End Date is positive, zero, or negative but fully offset by the Buffer Rate. The value of the Reference Index at intermediate points during the Segment Term Period is not reflected in the determination of Segment Credits. The Trigger Rate is established at the beginning of the Segment Term Period and does not change for the length of the Segment Term Period. For Segment Term Periods greater than one year, the Trigger Rate applies to the entire multi-year Segment Term Period, not to each year during the Segment Term Period.

An Index-Linked Segment Option using the Dual Trigger Crediting Method will have the following crediting factors that determine the Segment Credit:
•Trigger Rate - The positive rate used in the calculation of the Segment Credit if the Index Change is greater than or equal to zero or negative but fully offset by the Buffer Rate;
•Segment Term Period - Period of time over which the change in the Reference Index is calculated;
•Buffer Rate - Maximum negative Index Change the Company will absorb before applying a negative Segment Credit to your Segment Value. A negative Segment Credit will apply for any negative Index Change not fully offset by the Buffer Rate; and
•Index Price - Closing price of the Reference Index on a Segment Start Date and Segment End Date, used to calculate the Index Change.

    The Buffer Rate establishes the amount of negative index performance that we will absorb before we apply a negative Segment Credit to the Segment Value on a Segment End Date. For the Dual Trigger Crediting Method, a negative Segment Credit will apply for any negative Index Change not fully offset by the Buffer Rate. Theoretically, for a Segment Option with a 10% Buffer Rate, the negative Index Change that is used to calculate the Segment Credit percentage may be as high as 90%, which could lead to substantial loss of principal and previously credited Segment Credits. The ongoing deduction of Segment Fees and any applicable Withdrawal Charges, Interest Adjustments, and Equity Adjustments could also result in a loss of principal greater than 90%. Please see the below examples for a demonstration of the mechanics of the Dual Trigger Crediting Method.

The following grid describes how the Trigger Rate and Buffer Rate will impact the Segment Credit for the Dual Trigger Segment Option for this particular Crediting Method, depending on index performance:

Index Change	Segment Credit percentage (payoff profile)
Index Change over the Segment Term Period is greater than or equal to zero	Trigger Rate
Index Change over the Segment Term Period is less than zero by an amount that is less than the Buffer Rate(1)	Trigger Rate
Index Change over the Segment Term Period is less than zero by an amount that is more than the Buffer Rate(1)	Index Change plus Buffer Rate
(1) Buffer Rate is expressed as an Absolute (Positive) Amount

Index-Linked Option Details, Crediting Methodology Example [Text Block]
Example 9
For the four scenarios below, assume the following:
•Trigger Rate = 11%
•Segment Term Period = 1-Year
•Buffer Rate = 10%

Scenario	Index Price on Segment Start Date	Index Price on Segment End Date	Index Change	Segment Credit percentage
1	2,000	2,500	25%	11%
2	2,000	2,100	5%	11%
3	2,000	1,900	-5%	11%
4	2,000	1,500	-25%	-15% (= -25% + 10%)

Example 10
    For the four scenarios below, assume the following:
•Trigger Rate = 50%
•Segment Term Period = 6-Year
•Buffer Rate = 10%

Scenario	Index Price on Segment Start Date	Index Price on Segment End Date	Index Change	Segment Credit percentage
1	2,000	3,500	75%	50%
2	2,000	2,100	5%	50%
3	2,000	1,900	-5%	50%
4	2,000	1,500	-25%	-15% (= -25% + 10%)

Index-Linked Option Details, Crediting Methodology Example Legend [Text Block]
The following examples illustrate how we calculate and credit interest under the Dual Trigger Crediting Method assuming hypothetical index returns and hypothetical limits on index gains and losses. The examples assume no Withdrawals.

S&P 500® (SPX), Market Index, 1-Year, Point-to-Point, 20% Buffer Rate, 2% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500® (SPX)
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	20% Buffer Rate
S&P 500® (SPX), Market Index, 1-Year, Point-to-Point, 10% Buffer Rate, 2% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500® (SPX)
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	10% Buffer Rate
Nasdaq-100® (NDX), Market Index, 1-Year, Point-to-Point, 10% Buffer Rate, 2% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq-100® (NDX)
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	10% Buffer Rate
Shiller Barclay’s CAPE® (BXIIMSTN)2, US Sector Large Cap ETFs, 1-Year, Point-to-Point, 10% Buffer Rate, 2% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Shiller Barclay’s CAPE® (BXIIMSTN)2
Index-Linked Option Available, Type of Index	US Sector Large Cap ETFs
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	10% Buffer Rate
Russell 2000® (RTY), Market Index, 1-Year, Point-to-Point, 10% Buffer Rate, 2% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 2000® (RTY)
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	10% Buffer Rate
MSCI EAFE (MXEA), Market Index, 1-Year, Point-to-Point, 10% Buffer Rate, 2% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE (MXEA)
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	10% Buffer Rate
S&P 500® (SPX), Market Index, 1-Year, Dual Direction3, 10% Buffer Rate, 2% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500® (SPX)
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Dual Direction3
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	10% Buffer Rate
S&P 500® (SPX), Market Index, 1-Year, Trigger3, 10% Buffer Rate, 1% Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500® (SPX)
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Trigger3
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	10% Buffer Rate
S&P 500® (SPX), Market Index, 1-Year, Dual Trigger3, 20% Buffer Rate, 0.50% Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500® (SPX)
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Dual Trigger3
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	20% Buffer Rate
S&P 500® (SPX), Market Index, 1-Year, Dual Trigger3, 10% Buffer Rate, 0.50% Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500® (SPX)
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Dual Trigger3
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	10% Buffer Rate
S&P 500® (SPX), Market Index, 2-Year, Point-to-Point, 20% Buffer Rate, 4% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500® (SPX)
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	2 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	20% Buffer Rate
S&P 500® (SPX), Market Index, 2-Year, Point-to-Point, 10% Buffer Rate, 4% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500® (SPX)
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	2 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	10% Buffer Rate
Nasdaq-100® (NDX), Market Index, 2-Year, Point-to-Point, 10% Buffer Rate, 4% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq-100® (NDX)
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	2 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	10% Buffer Rate
Shiller Barclay’s CAPE® (BXIIMSTN)2, US Sector Large Cap ETFs, 2-Year, Point-to-Point, 10% Buffer Rate, 4% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Shiller Barclay’s CAPE® (BXIIMSTN)2
Index-Linked Option Available, Type of Index	US Sector Large Cap ETFs
Index-Linked Option Available, Crediting Period	2 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	10% Buffer Rate
Russell 2000® Index, Market Index, 2-Year, Point-to-Point, 10% Buffer Rate, 4% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 2000® Index
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	2 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	10% Buffer Rate
MSCI EAFE (MXEA), Market Index, 2-Year, Point-to-Point, 10% Buffer Rate, 4% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE (MXEA)
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	2 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	10% Buffer Rate
S&P 500® (SPX), Market Index, 6-Year, Point-to-Point, 30% Buffer Rate3, 12% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500® (SPX)
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	30.00%
Index-Linked Option Available, Index Loss Limit Type	30% Buffer Rate3
S&P 500® (SPX), Market Index, 6-Year, Point-to-Point, 20% Buffer Rate, 12% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500® (SPX)
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	20% Buffer Rate
S&P 500® (SPX), Market Index, 6-Year, Point-to-Point, 10% Buffer Rate, 12% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500® (SPX)
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	10% Buffer Rate
Nasdaq-100® (NDX), Market Index, 6-Year, Point-to-Point, 10% Buffer Rate, 12% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq-100® (NDX)
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	10% Buffer Rate
Shiller Barclay’s CAPE® (BXIIMSTN)2, US Sector Large Cap ETFs, 6-Year, Point-to-Point, 10% Buffer Rate, 12% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Shiller Barclay’s CAPE® (BXIIMSTN)2
Index-Linked Option Available, Type of Index	US Sector Large Cap ETFs
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	10% Buffer Rate
S&P 500® ((SPX), Russell 2000® (RTY), MSCI EAFE (MXEA), Blended Market Index, 6-Year, Performance Blend, 10% Buffer Rate, 12% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500® (SPX), Russell 2000® (RTY), MSCI EAFE (MXEA)
Index-Linked Option Available, Type of Index	Blended Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Performance Blend
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	10% Buffer Rate
S&P 500® (SPX), Market Index, 6-Year, Milestone Lock, 10% Buffer Rate, 12% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500® (SPX)
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Milestone Lock
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	10% Buffer Rate
S&P 500® (SPX), Market Index, 6-Year, Dual Direction3, 20% Buffer Rate, 12% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500® (SPX)
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Dual Direction3
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	20% Buffer Rate
S&P 500® (SPX), Market Index, 6-Year, Dual Trigger3, 30% Buffer Rate, 3% Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500® (SPX)
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Dual Trigger3
Index-Linked Option Available, Current Limit on Index Losses [Percent]	30.00%
Index-Linked Option Available, Index Loss Limit Type	30% Buffer Rate
S&P 500® (SPX), Market Index, 6-Year, Dual Trigger3, 20% Buffer Rate, 3% Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500® (SPX)
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Dual Trigger3
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	20% Buffer Rate
S&P 500® (SPX), Market Index, 6-Year, Dual Trigger3, 10% Buffer Rate, 3% Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500® (SPX)
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Dual Trigger3
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	10% Buffer Rate
Fixed Segment Option [Member]
Fixed Option [Line Items]
Fixed Option Available, Name	Fixed Segment Option
Fixed Option Available, Term	1 year
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	0.15%
Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
Yes. You could lose money by investing in the Contract. Currently, each Index-Linked Segment Option offered has a Buffer Rate of 10%, 20% or 30%. This means you could lose up to 90% of the amount you invest in an Index-Linked Segment Option with a 10% Buffer Rate due to poor investment performance, up to 80% with a 20% Buffer Rate, and up to 70% with a 30% Buffer Rate. For currently offered Index-Linked Segment Options, the Buffer Rate will always be at least 10%. For any future Index-Linked Segment Options offered under this Contract, the Buffer Rate will always be at least 1%. With a 1% Buffer Rate, you could lose up to 99% of the amount you invest in an Index-Linked Segment Option due to poor investment performance.

Index-Linked Option Key Information, Highest Maximum Loss Resulting from Negative Index Performance, Risk [Percent]	90.00%
Index-Linked Option Key Information, Minimum Limit on Index Losses, Risk [Percent]	10.00%
Index-Linked Option Key Information, Lowest Maximum Loss Resulting from Negative Index Performance, Risk [Percent]	70.00%
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risk of Loss
    Amounts allocated to Index-Linked Segment Options will fluctuate in value based on the performance of the Reference Index. You may lose money, including your principal and previously credited Segment Credits. Such losses may be substantial, depending on the performance of the Reference Index and the Index-Linked Segment Options to which you allocate your Purchase Payment. Due to negative index performance, Segment Credits on Index-Linked Segment Options may be negative after application of the Buffer Rate, and you bear the portion of the loss that exceeds the Buffer Rate. The deduction of the Segment Fee will also reduce your Segment Value.
Potential for Significant Loss on Index-Linked Segment Options
    If there is a steep decline in the Reference Index, the risk of loss due to negative Segment Credits could be significant on an Index-Linked Segment Option. Theoretically, for a Segment Option with a 10% Buffer Rate, the negative Segment Credit percentage may be as low as -90%, which could lead to a substantial loss of principal and previously credited Segment Credits. Currently, each Index-Linked Segment Option offered has a Buffer Rate of 10%, 20% or 30%. This means you could lose up to 90% of the amount you invest in an Index-Linked Segment Option with a 10% Buffer Rate due to poor investment performance, up to 80% with a 20% Buffer Rate, and up to 70% with a 30% Buffer Rate. For currently offered Index-Linked Segment Options, the Buffer Rate will always be at least 10%. For any future Index-Linked Segment Options offered under this Contract, the Buffer Rate will always be at least 1%. With a 1% Buffer Rate, you could lose up to 99% of the amount you invest in an Index-Linked Segment Option due to poor investment performance. Even with a 10% Buffer, the ongoing deduction of Segment Fees which reduce Segment Value and any applicable Withdrawal Charges, Interest Adjustments, and Equity Adjustments could also result in a loss of principal greater than 90%. Such losses of principal and previously credited Segment Credits may be significant. It is possible to lose your entire investment. Please see “The Insurance Company and Investment Options” section for further details.

The risk of loss on the Performance Blend Segment Option may differ from other Point-to-Point Segment Options based on a single Reference Index because the Segment Credit applied on the Performance Blend Segment Option is based on the ranked and weighted performance of three indices, which may have different returns.

Index Performance Used to Calculate Segment Credits is Based Only on the Segment Start Date, Segment End Date, and Milestone Dates
    The Index Change or Aggregate Index Change used in the determination of Segment Credits for Index-Linked Segment Options using the Point-to-Point Crediting Method, Performance Blend Crediting Method, Trigger Crediting Method, Dual Trigger Crediting Method, or Dual Direction Crediting Method reflects only the difference in the value of the Reference Index on the Segment Start Date and the Segment End Date. Therefore, the Segment Credit will be different than and could be significantly lower than the performance of the Reference Index at intermediate points during or through most of the Segment Term Period.

The Milestone Index Change used in the determination of Segment Credits for Milestone Lock Segment Options reflects only the difference in the value of the Reference Index on dates used to determine the Milestone Credit Percentages. Therefore, the Segment Credit will be different than and could be significantly lower than the performance of the Reference Index at intermediate points between dates used to determine the Milestone Credit Percentages. Even if positive Milestone Credit Percentages are determined during the Segment Term Period, a final negative Milestone Credit Percentage on the Segment End Date could lead to an overall negative Segment Credit.

Withdrawal Increases Risk of Loss
    The risk of loss becomes greater if you take a Withdrawal or surrender the Contract. The Interest Adjustment, which applies during the first six Contract Years, will be negative if interest rates have risen since your Contract Date. The Interest Adjustment will only be applied to the portion of a surrender or Withdrawal that is subject to a Withdrawal Charge. The Equity Adjustment, which applies to Withdrawals and surrenders from Index-Linked Segment Options before the Segment End Date, may be negative even when the value of the Reference Index has increased or has declined less than the Buffer Rate. If the applicable Interest Adjustment and Equity Adjustment together are negative at the time of a Withdrawal, the reduction in the Contract Value as a result of the Withdrawal will be greater than the net proceeds you receive. If you request a specific amount as the net proceeds of a Withdrawal, we will determine the proportionate reduction in the Contract Value needed to achieve this result. This will also reduce your future growth potential because any subsequent positive Segment Credits will be lower due to the reduction in the Contract Value. During the first six Contract Years, the Withdrawal Charge will further reduce proceeds payable on a Withdrawal greater than the Free Withdrawal amount or on a surrender of the Contract.

Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Investor Could Lose Money Despite Limits on Negative Returns [Text Block]	Due to negative index performance, Segment Credits on Index-Linked Segment Options may be negative after application of the Buffer Rate, and you bear the portion of the loss that exceeds the Buffer Rate. The deduction of the Segment Fee will also reduce your Segment Value.
Index-Linked Option Risk, Interest Crediting [Text Block]	The Index Change or Aggregate Index Change used in the determination of Segment Credits for Index-Linked Segment Options using the Point-to-Point Crediting Method, Performance Blend Crediting Method, Trigger Crediting Method, Dual Trigger Crediting Method, or Dual Direction Crediting Method reflects only the difference in the value of the Reference Index on the Segment Start Date and the Segment End Date. Therefore, the Segment Credit will be different than and could be significantly lower than the performance of the Reference Index at intermediate points during or through most of the Segment Term Period.
Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
No. The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the Contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the Contract as a short-term investment. Withdrawals may be subject to a Withdrawal Charge, federal and state income taxes and tax penalties. Withdrawals from an Index-Linked Segment Option before the Segment End Date may also be subject to a negative Equity Adjustment and Withdrawals taken from any Segment Option during the first six Contract Years may be subject to a negative Interest Adjustment.
Any amounts withdrawn will also reduce your future growth potential from positive index performance because any subsequent positive Segment Credits will be lower due to the reduction in the Contract Value. The reduction in Contract Value may be significant, and may be greater than the amount withdrawn. Any amounts withdrawn could also result in significant reductions to your Death Benefit and other benefits available under the Contract. If you want to transfer the Segment Value to one or more Segment Options, you must notify us at least two Business Days prior to the next Segment End Date, and the Segment Value will be re-allocated following the Segment End Date according to your instructions. If you do not request a transfer of Segment Value on the Segment End Date, your Segment Value will remain in the same Segment Option(s), if available, subject to new Cap Rates, Participation Rates, Downside Participation Rates, Trigger Rates, and Annual Interest Rates. If you exercise a Performance Lock and do not instruct us otherwise, transfers between Segment Options at the next Segment End Date will be governed by the default re-allocation rules. Please see the “Performance Lock” section for more information.

Key Information, Contract Adjustment Risk [Text Block]	Withdrawals from an Index-Linked Segment Option before the Segment End Date may also be subject to a negative Equity Adjustment and Withdrawals taken from any Segment Option during the first six Contract Years may be subject to a negative Interest Adjustment.Any amounts withdrawn will also reduce your future growth potential from positive index performance because any subsequent positive Segment Credits will be lower due to the reduction in the Contract Value. The reduction in Contract Value may be significant, and may be greater than the amount withdrawn. Any amounts withdrawn could also result in significant reductions to your Death Benefit and other benefits available under the Contract.
Key Information, Reallocation Risk [Text Block]	If you want to transfer the Segment Value to one or more Segment Options, you must notify us at least two Business Days prior to the next Segment End Date, and the Segment Value will be re-allocated following the Segment End Date according to your instructions.
Key Information, Default Reallocation Risk [Text Block]	If you do not request a transfer of Segment Value on the Segment End Date, your Segment Value will remain in the same Segment Option(s), if available, subject to new Cap Rates, Participation Rates, Downside Participation Rates, Trigger Rates, and Annual Interest Rates. If you exercise a Performance Lock and do not instruct us otherwise, transfers between Segment Options at the next Segment End Date will be governed by the default re-allocation rules. Please see the “Performance Lock” section for more information.
Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
An investment in the Contract is subject to the risk of poor investment performance. Investment performance will vary depending on the performance of the Reference Index for the Index-Linked Segment Options under the Contract. Each Segment Option, including the Fixed Segment Option, will have its own unique risks. You should review the Segment Options before making an investment decision.

For investments in a Point-to-Point, Dual Direction, Milestone Lock, and Performance Blend Segment Option, the Cap Rate will limit positive index performance (e.g., limited upside). For example, if an Index-Linked Segment Option has a Cap Rate of 8% and the Index Change is 12%, the Segment Credit on the Segment End Date would be 8%.

For investments in a Trigger Segment Option, the Trigger Rate will also limit positive index performance (e.g., limited upside). For example, if a Trigger Segment Option has a Trigger Rate of 7% and the Index Change is 12%, the Segment Credit on the Segment End Date would be 7%.

For investments in a Dual Trigger Segment Option, the Trigger Rate will also limit positive index performance (e.g., limited upside). For example, if a Dual Trigger Segment Option has a Trigger Rate of 6% and the Index Change is 12%, the Segment Credit on the Segment End Date would be 6%.
In addition, if you exercise the Performance Lock provision on an Index-Linked Segment Option, you will not participate in any positive index performance that occurs following the application of the Performance Lock.

As a result, you may earn less than the index gain.

For investments in a Point-to-Point, Dual Direction, Milestone Lock, and Performance Blend Segment Option, we also apply a Participation Rate after the application of the Cap Rate, when calculating Segment Credits. For example, if an Index-Linked Segment Option is uncapped and has a Participation Rate of 125%, and the Index Change is 12%, the Segment Credit on the Segment End Date would be 15%.

For investments in a Dual Direction Segment Option, we also apply a Downside Participation Rate to negative index performance that is fully offset by the Buffer Rate. For example, if a Dual Direction Segment Option has a Buffer Rate of 10% and a Downside Participation Rate of 120%, and the Index Change is -5%, the Segment Credit on the Segment End Date would be 6%.

For investments in an Index-Linked Segment Option, the Buffer Rate will limit negative returns (e.g., limited protection in the case of market decline). For example, if the Index-Linked Segment Option has a Buffer Rate of 10% and the Index Change is −25%, we will absorb the first 10% of negative index performance, and the Segment Credit will be -15% (the remaining amount of the negative index performance) on the Segment End Date.

Each Reference Index other than the Shiller Barclays CAPE® Index is a price return index, not a total return index, and therefore does not reflect dividends paid on the securities composing the Reference Index. This will reduce the Index Change and will cause the Reference Index to underperform a direct investment in the securities composing the Reference Index. The returns on the Shiller Barclays CAPE® Index are net of a 0.95% annualized fee, which will cause the index to underperform a direct investment in securities composing the index.

Index-Linked Option Key Information, Limits Investor Earnings, Risk [Text Block]	As a result, you may earn less than the index gain.
Index-Linked Option Key Information, Price Return Index, Risk [Text Block]	Each Reference Index other than the Shiller Barclays CAPE® Index is a price return index, not a total return index, and therefore does not reflect dividends paid on the securities composing the Reference Index.
Index-Linked Option Key Information, Price Return Index Underperforms Direct Investments, Risk [Text Block]	This will reduce the Index Change and will cause the Reference Index to underperform a direct investment in the securities composing the Reference Index. The returns on the Shiller Barclays CAPE® Index are net of a 0.95% annualized fee, which will cause the index to underperform a direct investment in securities composing the index.
Index-Linked Option Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Limits Positive Returns [Text Block]	The Cap Rate or Trigger Rate may limit your participation in any increases in the underlying Reference Index associated with a Segment Option and could cause your returns to be lower than if you had invested in a mutual fund or exchange-traded fund designed to track the performance of the applicable Reference Index.
Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	An investment in the Contract is subject to risks related to the Company. Any payment obligations under the Contract, including the Index-Linked Segment Options and the Fixed Option, guarantees and benefits, are subject to the Company’s claims-paying ability. You may obtain more information about the Company’s financial strength by contacting us at (888) 266-8489.
Liquidity Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Liquidity Risk
    We designed the Contract to be a long-term investment, which you can use to help build and provide income for retirement. As such, it is not suitable as a short-term investment vehicle. You may withdraw up to 10% of your Contract Value annually without incurring a Withdrawal Charge; however, this amount may still be subject to an Interest Adjustment and Equity Adjustment. An Interest Adjustment will apply if you take a Withdrawal on which a Withdrawal Charge applies at any time during the first six Contract Years, including on a Segment End Date. An Equity Adjustment will apply if you take a Withdrawal from an Index-Linked Segment Option on any date other than a Segment End Date.

    Segment Credits for Index-Linked Segment Options are credited to the Segment Value on the Segment End Date. The method we use to calculate Interim Value on Withdrawals taken from an Index-Linked Segment Option on any day other than a Segment End Date may result in an amount that is less than the amount you would receive if you waited until the Segment End Date to withdraw funds. Even if the performance of the Reference Index has been positive during the Segment Term Period, or losses are within the Buffer Rate for an Index-Linked Segment Option, the Interim Value adjustment may be negative until the Segment End Date.

Changes To Rates Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Changes to Cap Rates, Participation Rates, Downside Participation Rates, Buffer Rates, Milestone Thresholds, Trigger Rates, and Annual Interest Rates
    The Buffer Rate, Milestone Threshold, and the Segment Fee on available Index-Linked Segment Options are stated in your Contract Schedule and will not change after the Contract Date. Cap Rates, Participation Rates, Downside Participation Rates, Trigger Rates, and Annual Interest Rates may vary from one Segment Term Period to another. The Cap Rate or Trigger Rate may limit your participation in any increases in the underlying Reference Index associated with a Segment Option and could cause your returns to be lower than if you had invested in a mutual fund or exchange-traded fund designed to track the performance of the applicable Reference Index.

    We declare a Cap Rate for each new Segment Term Period for Point-to-Point, Dual Direction, Performance Blend, and Milestone Lock Segment Options. The Cap Rate for a new Segment Term Period may be higher, lower, or equal to the Cap Rate for the current Segment Term Period. If it is lower, it will reduce the amount of positive Segment Credit you may receive. You risk the possibility that the Cap Rate declared for a new Segment Term Period will be lower than you would find acceptable. The Cap Rate will always be at least 2% on any Segment Option we establish under the Contract. Specifically, we guarantee that the minimum Cap Rate for each Index-Linked Segment Option will never be less than 2% for 1-year Segment Term Periods and 4% for 2-year Segment Term Periods. Segment Options with six-year Segment Term Periods are not renewable.

    We declare a Participation Rate for each new Segment Term Period for for Point-to-Point, Dual Direction, Performance Blend, and Milestone Lock Segment Options, subject to a minimum Participation Rate of 100%. The Participation Rate for a new Segment Term Period may be higher, lower, or equal to the Participation Rate for the current Segment Term Period. If it is lower, it will reduce the amount of positive Segment Credit you may receive. You risk the possibility that the Participation Rate declared for a new Segment Term Period will be lower than you would find acceptable. The Participation Rate will always be at least 100% on any Segment Option we establish under the Contract.

We declare a Downside Participation Rate for each new Segment Term Period for Dual Direction Segment Options, subject to a minimum Downside Participation Rate of 100%. The Downside Participation Rate for a new Segment Term Period may be higher, lower, or equal to the Downside Participation Rate for the current Segment Term Period. If it is lower, it will reduce the amount of positive Segment Credit you may receive. You risk the possibility that the Downside Participation Rate declared for a new Segment Term Period will be lower than you would find acceptable.The Downside Participation Rate will always be at least 100% on an Segment Option we establish under the Contract.

We declare a Trigger Rate for each new Segment Term Period for Trigger Segment Options and Dual Trigger Segment Options. The Trigger Rate for a new Segment Term Period may be higher, lower, or equal to the
Trigger Rate for the current Segment Term Period. If it is lower, it will reduce the amount of positive Segment Credit you may receive. You risk the possibility that the Trigger Rate declared for a new Segment Term Period will be lower than you would find acceptable. The Trigger Rate will always be at least 0.50% on any Segment Option we establish under the Contract. Specifically, we guarantee that Trigger Rates will never be less than 1.00% for 1-year Segment Term Periods for Trigger Segment Options, and 0.50% for 1-year Segment Term Periods for Dual Trigger Segment Options. 6-year Segment Term Periods are not renewable.

    We declare an Annual Interest Rate for each new Segment Term Period for the Fixed Segment Option, subject to a minimum Annual Interest Rate of 0.15%. The Annual Interest Rate for a new Segment Term Period may be higher, lower, or equal to the Annual Interest Rate for the current Segment Term Period. If it is lower, it will reduce the amount of Segment Credit you will receive. You risk the possibility that the Annual Interest Rate declared for a new Segment Term Period will be lower than you would find acceptable.

Risks Associated With Performance Lock [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risks Associated with Performance Lock
If a Performance Lock is exercised:
•You will no longer participate in the performance of the Reference Index, whether positive or negative, for the remainder of the Segment Term Period for the locked Index-Linked Segment Option.
•You will not receive a Segment Credit for the locked Index-Linked Segment Option at the end of its current Segment Term Period. Instead, the Performance Lock Value for that Segment Option will be transferred on the Performance Lock Date to the one-year Fixed Segment Option and earn daily interest for the remainder of the current one-year Fixed Segment Term Period. The Annual Interest Rate for the Fixed Segment Option may be as low as 0.15%.
•It is irrevocable for the remainder of the Segment Term Period.
•We will lock-in the next calculated Performance Lock Value after we receive your request in Good Order. As this value is calculated at the end of the Business Day, this means you won't be able to determine your Performance Lock Value in advance. Therefore, your Performance Lock Value may be higher or lower than it was at the point in time you requested a Performance Lock.
•We will not provide advice or notify you regarding whether you should exercise a Performance Lock or the optimal time for doing so. We will also not warn you if you exercise a Performance Lock at a sub-optimal time. We are not responsible for any losses related to your decision whether or not to exercise a Performance Lock.
•There may not be an optimal time to exercise a Performance Lock during a Segment Term Period. It may be better for you if you do not exercise a Performance Lock. It is impossible to know with certainty whether or not a Performance Lock should be exercised.
•If a Performance Lock is exercised when your Performance Lock Value has declined from the amount invested in the Segment Option on the Segment Start Date, you will lock in any loss and may receive less than the full protection of the Buffer Rate. It is possible that you would have realized less of a loss or no loss if the Performance Lock had occurred at a later time, or if the Segment Option was not locked. Because the Performance Lock Value is based on the Equity Adjustment, the Performance Lock Value may be less than the Segment Value on the Segment Start Date even when the value of the Reference Index has increased or has declined by less than the Buffer Rate. Under extreme circumstances, you could lose up to 100% of your investment from a negative Equity Adjustment on money allocated to an Index-Linked Segment Option.
•Withdrawals from the one-year Fixed Segment Option do not receive an Equity Adjustment. Thus, any Withdrawals taken from the Fixed Segment Option after the exercise of a Performance Lock will also not receive an Equity Adjustment (though any applicable Interest Adjustment and Withdrawal Charges will still apply). Therefore, net proceeds from Withdrawals may be lower than they would have been if the Performance Lock had not been exercised and Withdrawals had been taken from an Index-Linked Segment Option.

S&P 500 Price Return Index Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
S&P 500® Price Return Index
    The S&P 500® Index is comprised of equity securities issued by large-capitalization U.S. companies. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies, especially during periods of economic expansion. See the “The Insurance Company and Investment Options” section for more information.

Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	The S&P 500® Index is comprised of equity securities issued by large-capitalization U.S. companies. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies, especially during periods of economic expansion. See the “The Insurance Company and Investment Options” section for more information.
Russell 2000 Price Return Index Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Russell 2000® Price Return Index
    The Russell 2000® Index is comprised of equity securities of small-capitalization U.S. companies. In general, the securities of small-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. See the “The Insurance Company and Investment Options” section for more information.

Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	The Russell 2000® Index is comprised of equity securities of small-capitalization U.S. companies. In general, the securities of small-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. See the “The Insurance Company and Investment Options” section for more information.
MSCI EAFE Price Return Index Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
MSCI EAFE Price Return Index
    The MSCI EAFE Index is an equity index that captures large and mid-cap representation across developed markets around the world. The securities comprising the MSCI EAFE Price Return Index are subject to the risks related to investments in foreign markets (e.g. increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty). In general, foreign markets may be less liquid, more volatile, and subject to less government supervision than domestic markets. See the “The Insurance Company and Investment Options” section for more information.

Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	The MSCI EAFE Index is an equity index that captures large and mid-cap representation across developed markets around the world. The securities comprising the MSCI EAFE Price Return Index are subject to the risks related to investments in foreign markets (e.g. increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty). In general, foreign markets may be less liquid, more volatile, and subject to less government supervision than domestic markets. See the “The Insurance Company and Investment Options” section for more information.
Nasdaq-100 Price Return Index Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Nasdaq-100® Price Return Index
The Nasdaq-100® Index is comprised of equity securities of the largest U.S. and non-U.S. companies listed on The Nasdaq Stock Market, including companies across all major industry groups except the financial industry. To the extent that the Nasdaq-100® Index is comprised of securities issued by companies in a particular sector, that company’s securities may not perform as well as companies in other sectors or the market as a whole. For example, large-capitalization companies may be unable to respond quickly to new competitive challenges, and may not be able to attain the high growth rate of successful smaller companies. Also, any component securities issued by non-U.S. companies (including related depository receipts) are subject to the risks related to investments in foreign markets (e.g., increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty). See “The Insurance Company and Investment Options” section for more information.

Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]
The Nasdaq-100® Index is comprised of equity securities of the largest U.S. and non-U.S. companies listed on The Nasdaq Stock Market, including companies across all major industry groups except the financial industry. To the extent that the Nasdaq-100® Index is comprised of securities issued by companies in a particular sector, that company’s securities may not perform as well as companies in other sectors or the market as a whole. For example, large-capitalization companies may be unable to respond quickly to new competitive challenges, and may not be able to attain the high growth rate of successful smaller companies. Also, any component securities issued by non-U.S. companies (including related depository receipts) are subject to the risks related to investments in foreign markets (e.g., increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty). See “The Insurance Company and Investment Options” section for more information.

Shiller Barclays CAPE US Mid-Month Sector TR Net Index Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Shiller Barclays CAPE® US Mid-Month Sector TR Net Index
The Shiller Barclays CAPE® US Mid-Month Sector TR Net Index ("Shiller Barclays CAPE® Index") tracks the performance of certain US Sector Exchange Traded Funds (“Sector ETFs”) that invest in large-capitalization US companies. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges, and also may not be able to attain the high growth rate of successful smaller companies, especially during periods of economic expansion. Because the index tracks the performance of ETFs rather than equity securities of companies in the selected US Sectors, the index is subject to risks associated with investments in ETFs whose prices are determined by exchange trading and may diverge from the value of the equity securities held by the ETF. ETF performance is also impacted by the deduction of management fees and other ETF expenses.

Each month, the Shiller Barclays CAPE® Index will track the performance of a portfolio of equally weighted Sector ETFs that invest in four of 11 major US Sectors. Consequently, amplified losses may occur if a particular industry or market sector performs poorly over the course of a given Segment Term Period. The Shiller Barclays CAPE® Index relies upon a specific rationale, through the use of the Cyclically Adjusted Price Earnings (“CAPE®”) ratio, to select the four Sector ETFs whose performance the index tracks each month. This value investing strategy may prove unsuccessful and may not perform better than investments in a portfolio of US Sectors selected according to a different rationale or strategy, and may also not outperform traditional benchmark indices (such as the S&P 500® Index). Changes in the values of the underlying components of the Shiller Barclays CAPE® Index may offset each other and may not prove to be the optimal weighting given current market conditions. Because the index will at any time only be allocated to four sectors, it may produce lower returns than an investment in a more diversified pool of assets.

The index returns are net of a 0.95% annualized fee deducted on a daily basis. This will reduce the index performance, and the index will underperform similar portfolios from which fees are not deducted. The index was launched in October 2021 and has not been used previously in other index-linked products. At this time, it is used exclusively in the Company's annuity products. See the “The Insurance Company and Investment Options” section for more information.

Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]
The Shiller Barclays CAPE® US Mid-Month Sector TR Net Index ("Shiller Barclays CAPE® Index") tracks the performance of certain US Sector Exchange Traded Funds (“Sector ETFs”) that invest in large-capitalization US companies. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges, and also may not be able to attain the high growth rate of successful smaller companies, especially during periods of economic expansion. Because the index tracks the performance of ETFs rather than equity securities of companies in the selected US Sectors, the index is subject to risks associated with investments in ETFs whose prices are determined by exchange trading and may diverge from the value of the equity securities held by the ETF. ETF performance is also impacted by the deduction of management fees and other ETF expenses.

Each month, the Shiller Barclays CAPE® Index will track the performance of a portfolio of equally weighted Sector ETFs that invest in four of 11 major US Sectors. Consequently, amplified losses may occur if a particular industry or market sector performs poorly over the course of a given Segment Term Period. The Shiller Barclays CAPE® Index relies upon a specific rationale, through the use of the Cyclically Adjusted Price Earnings (“CAPE®”) ratio, to select the four Sector ETFs whose performance the index tracks each month. This value investing strategy may prove unsuccessful and may not perform better than investments in a portfolio of US Sectors selected according to a different rationale or strategy, and may also not outperform traditional benchmark indices (such as the S&P 500® Index). Changes in the values of the underlying components of the Shiller Barclays CAPE® Index may offset each other and may not prove to be the optimal weighting given current market conditions. Because the index will at any time only be allocated to four sectors, it may produce lower returns than an investment in a more diversified pool of assets.

The index returns are net of a 0.95% annualized fee deducted on a daily basis. This will reduce the index performance, and the index will underperform similar portfolios from which fees are not deducted. The index was launched in October 2021 and has not been used previously in other index-linked products. At this time, it is used exclusively in the Company's annuity products. See the “The Insurance Company and Investment Options” section for more information.

Elimination Of Segment Options After The Withdrawal Charge Period Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Elimination of Segment Options After the Withdrawal Charge Period
    Segment Options beyond the Withdrawal Charge Period will be limited to one-year Segment Term Periods. Segment Options with a two-year Segment Term Period expiring on or after the last day of the Withdrawal Charge Period will automatically transfer the Segment Value to the Segment Option’s one-year counterpart, if available, at the end of the Segment Term Period, unless you instruct otherwise. If a one-year counterpart is not available, we will allocate the Segment Value to the Fixed Segment Option, unless you instruct otherwise. Segment Options with a six-year Segment Term Period are available only during the first Contract Year. For applications signed prior to May 31, 2025 date, if you do not request a Transfer of the Segment Value of an expiring Segment Option with a six-year Segment Term Period, exercise a Performance Lock, or withdraw the Segment Value, we will allocate the Segment Value to the Fixed Segment Option. For applications signed on or after May 31, 2025, if you do not request a Transfer of the Segment Value of an expiring Segment Option with a six-year Segment Term Period, exercise a Performance Lock, or withdraw the Segment Value, we will allocate the Segment Value to its one-year counterpart, if available unless you instruct otherwise. If a one-year counterpart is not available for an expiring Segment Option, we will allocate the Segment Value to the Fixed Segment Option, unless you instruct otherwise.

Financial Strength And Claims-Paying Ability Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Our Financial Strength and Claims-Paying Ability
    As an insurance company, we are required by state law to hold a specified amount of reserves in order to meet all contractual obligations of our General Account to Owners. We monitor our reserves so that we hold sufficient amounts to meet actual or expected Contract or claims payments. It is important to note, however, that there is no guarantee that we will always be able to meet our claims paying obligations and that there are risks to purchasing any insurance product. We encourage both existing and future Owners to read and understand our financial statements, prepared in accordance with accounting practices prescribed and permitted by the Iowa Insurance Division, which are included in the Statement of Additional Information.
    No Company other than Athene Annuity and Life Company has any legal responsibility to pay amounts owed under the Contracts. You should look to the financial strength of the Company for its claims paying ability to pay amounts owed under the Contract.

The General Account holds all our assets other than the assets of our Separate Accounts. The General Account assets support the guarantees under the Contracts as well as our other general obligations. Assets in the General Account are not segregated for the benefit of any particular Contract or obligation. General Account assets are also available to the insurer’s general creditors and the conduct of its routine business activities, such as payment of salaries, rent and ordinary business expenses.

Reliance On Rule 12h-7 Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Reliance on Rule 12h-7 The Company relies on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 from the requirement to file reports pursuant to Section 15(d) of that Act.
Regulatory Protection Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Regulatory Protection
    The Company is not an investment company and is not registered as an investment company under the Investment Company Act of 1940. The protections provided to investors by that Act are not applicable to the Contract.

No Ownership Of Underlying Securities Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
No Ownership of Underlying Securities
    Purchasing the Contract is not equivalent to purchasing shares in a mutual fund that invests in securities comprising the indices, nor is it equivalent to directly investing in such securities. Hence, you will not be investing in the Reference Index, in any stock included in the Reference Index, in a mutual fund or exchange-traded fund that tracks the Reference Index, or any underlying securities.

Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Investor Not Invested in Index or Tracked Securities [Text Block]	Purchasing the Contract is not equivalent to purchasing shares in a mutual fund that invests in securities comprising the indices, nor is it equivalent to directly investing in such securities. Hence, you will not be investing in the Reference Index, in any stock included in the Reference Index, in a mutual fund or exchange-traded fund that tracks the Reference Index, or any underlying securities.
Separate Account Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
The Separate Account
    The Separate Account, in which we hold reserves for obligations we provide under the Contract, is established under Iowa law. The portion of the assets of the Separate Account equal to the reserves and other Contract liabilities with respect to the separate account will not be chargeable with liabilities arising out of any other business we conduct. Owners do not participate in the performance of assets held in the Separate Account and do not have any claim on such assets. The Separate Account is not registered under the Investment Company Act of 1940.

    We own the assets of the Separate Account, as well as any favorable investment performance on those assets. We are obligated to pay all money we owe under the Contract. If the assets in the Separate Account are insufficient to pay when due amounts guaranteed under the Contracts, the General Account may fund shortfalls in the Separate Account or guarantee the performance of such obligations by making such payments. Any excess in assets in the Separate Account over the amount which qualifies to be applied against the reserves and other liabilities under the Contract may be transferred to the General Account.

    General Account assets support guarantees under the Contract as well as our other general obligations. General Account assets are not segregated for the benefit of any particular Contract or obligation. We guarantee all benefits relating to your value in the Contract, regardless of whether assets supporting it are held in the Separate Account or our General Account. You should look to the financial strength of the Company for its claims-paying ability to pay amounts owed under the contract.

Cybersecurity And Business Continuity Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Cybersecurity and Business Continuity Risk
    Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages and susceptible to operational and information security risks resulting from information systems failure (e.g. hardware and software malfunctions) and cyberattacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service on our website, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyberattacks affecting us, the indices, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyberattacks may interfere with our processing of Contract transactions, including the processing of Transfer Requests, impact our ability to calculate Segment Values or Segment Interim Values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines, litigation, and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the underlying securities in which the indices invest, which may cause the indices in your Contract to lose value. We may not be able to anticipate, detect, repel or implement effective preventative measures against all such threats, particularly because the techniques used are constantly evolving and increasingly sophisticated.

All of these risks are also applicable where the Company relies on third-party suppliers to provide products and services to the Company’s customers. While the Company requires critical third party suppliers to implement and maintain effective cybersecurity and data protection measures, we cannot guarantee that third parties and infrastructure in our supply chain have not been compromised or that they do not contain exploitable defects that could result in a disruption to our information technology systems or third party information technology systems that support the Company's insurance products. Our ability to monitor these third parties’ information securities practices is limited, and these third party suppliers may not have adequate information security measures in place. In addition, if one of the Company’s third party suppliers suffers a security breach, which has happened in the past, the Company's ability to respond may be limited because we do not have direct access to the third party’s supplier’s systems, logs and other information related to the security breach.

    Other disruptive events, including but not limited to natural disasters and public health crises may adversely affect our ability to conduct business, including if our employees or employees of service providers are unable to perform their responsibilities as a result of such event. Cybersecurity breaches and other disruptions to our business can interfere with our processing Contract transactions, such as the processing of transfers between Segment Options on the Segment End Date, impact our ability to calculate the various components of Contract Value, cause the release of confidential information, or other operational issues.

Assumption And Estimate Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
The Company’s financial condition, results of operations, liquidity and cash flows depend on the accuracy of our management’s assumptions and estimates, and we could experience significant gains or losses if these assumptions and estimates differ significantly from actual results.

    The Company makes and relies on certain assumptions and estimates regarding many matters related to its business, including valuations, interest rates, investment returns, expenses and operating costs, tax assets and liabilities, tax rates, business mix, surrender activity, mortality and contingent liabilities. The Company also uses these assumptions and estimates to make decisions crucial to its business operations, including establishing pricing, target returns and expense structures for its products and pension group annuity transactions; determining the amount of reserves it is required to hold for its policy liabilities; determining the price it will pay to acquire or reinsure business; determining the hedging strategies we employ to manage risks to its business and operations; and determining the amount of regulatory and rating agency capital it must hold to support its business. The factors influencing these assumptions and estimates cannot be calculated or predicted with certainty, and if these assumptions and estimates differ significantly from actual outcomes and results, the Company’s financial condition, result of operations, liquidity and cash flows may be materially and adversely affected. Certain of the assumptions relevant to the Company's business are discussed in greater detail below.

•Insurance Products and Liabilities. Pricing of the Company’s annuity and other insurance products, whether issued by the Company or acquired through reinsurance or acquisitions, is based upon assumptions about persistency, mortality and the rates at which optional benefits are elected. A factor which may affect persistency for some of the Company's products is the value of guaranteed minimum benefits. An increase in the value of guaranteed minimum benefits could result in the Company's policies remaining in force longer than we have estimated, which could adversely affect the Company's results of operations. This could be caused by extended periods of poor equity market performance and/or low interest rates, developments affecting customer perception and other factors outside the Company's control. Alternatively, the Company's persistency estimates could be negatively affected during periods of rising equity markets or interest rates or by other factors outside the Company's control, which could result in fewer policies remaining in force than estimated. Therefore, the Company's results will vary based on deviations from expected policyholder behavior.
If emerging or actual experience deviates from the Company’s assumptions, such deviations could have a significant effect on the Company's business, financial condition, results of operations, liquidity and cash flows. For example, a significant portion of the Company’s in-force and newly issued products contain riders that offer guaranteed lifetime income or death benefits. These riders expose the Company to mortality, longevity and policyholder behavior risks. If actual utilization of certain rider benefits is adverse when compared to the Company’s estimates used in setting its reserves for future policy benefits, these reserves may prove to be inadequate and the Company may be required to increase such reserves. More generally, deviations from the Company's pricing expectations could result in the Company earning less of a spread between the investment income earned on the Company's assets and the interest credited to such products and other costs incurred in servicing the products, or may require the Company to make more payments under certain products than it had projected.
•Determination of Fair Value. The Company holds securities, derivative instruments and other assets and liabilities that must be, or at the Company's election are, measured at fair value. Fair value represents the anticipated amount that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction. The determination of fair value involves the use of various assumptions and estimates, and considerable judgment may be required to estimate fair value. Accordingly, estimates of fair value are not necessarily indicative of the amounts that could be realized in a current or future market exchange. As such, changes in, or deviations from, the assumptions used in such valuations can significantly affect the Company’s financial condition and results of operations. During periods of market disruption, including periods of rapidly changing credit spreads or illiquidity, if trading becomes less frequent or market data becomes less observable, it will likely be difficult to value certain of the Company’s investments. Further, rapidly changing credit and equity market conditions could materially impact the valuation of investments as reported within the Company's financial statements, and the period-to-period changes in value could vary significantly. Even if the Company’s assumptions and valuations are accurate at the time that they are made, the market value of the Company’s investments could subsequently decline, which could materially and adversely impact the financial condition, results of operations or cash flows.
•Hedging Strategies. The Company uses, and may in the future use, derivatives and reinsurance contracts to hedge risks related to current or future changes in the fair value of its assets and liabilities; current or future changes in cash flows; changes in interest rates, equity markets and credit spreads; the occurrence of credit defaults; foreign currency fluctuations; and changes in mortality and longevity. The Company uses equity derivatives to hedge the liabilities associated with its indexed annuities. The Company’s hedging strategies rely on assumptions and projections regarding the Company’s assets and liabilities, as well as general market factors and the creditworthiness of the Company’s counterparties, any or all of which may prove to be incorrect or inadequate. Additionally, the derivatives market has become the subject of comprehensive regulation, which may impact the availability and cost of derivatives that we use. Accordingly, the Company’s ability to hedge and its hedging activities may be adversely impacted or not have the desired impact. The Company may also incur significant losses on hedging transactions.
•Financial Statements. The preparation of the consolidated financial statements of the Company requires management to make various estimates and assumptions that affect the amounts reported therein. These significant estimates and assumptions include, but are not limited to, the fair value of investments; impairment of investments and allowances for expected credit losses; derivatives valuation, including embedded derivatives; future policy benefit reserves; market risk benefit assets and liabilities; consolidation of VIEs; and income taxes. The estimates and assumptions required for these calculations involve judgment and by nature are imprecise and subject to changes and revisions over time. Accordingly, the Company’s financial condition and results of operations may be adversely affected if actual results differ from the estimates we use or if assumptions are materially revised.

Third Party Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
The Company relies significantly on third parties for various services, and the Company may be held responsible for obligations that arise from the acts or omissions of third parties under the third parties’ respective agreements with the Company if the third parties are deemed to have acted on the Company’s behalf.
The Company relies significantly on third parties to provide various services that are important to the Company’s business, including investment, distribution and administrative services. As such, the Company’s business may be affected by the performance of those parties. Additionally, the Company’s operations are dependent on various technologies, some of which are provided or maintained by certain key outsourcing partners and other parties.

Many of the Company’s products and services are sold through third-party intermediaries. In particular, the Company is reliant on such intermediaries to describe and explain these products and services to potential customers, and although the Company takes precautions to avoid this result, such intermediaries may be deemed to have acted on its behalf. If that occurs, the intentional or unintentional misrepresentation of the Company’s products and services in advertising materials or other external communications, or inappropriate activities by an intermediary or personnel employed by an intermediary could result in liability for the Company and have an adverse effect on its reputation and business prospects, as well as lead to potential regulatory actions or litigation involving or against the Company. In addition, the Company relies on third-party administrators (“TPAs”) to administer a portion of its annuity contracts, as well as its legacy life insurance business. Some of the Company’s reinsurers also use TPAs to administer business which the Company reinsures to them. To the extent any of these TPAs do not administer such business appropriately, the Company may experience customer complaints, regulatory intervention and other adverse impacts, which could affect its future growth and profitability. If any of these TPAs or their employees are found to have made material misrepresentations to the Company’s policyholders, violated applicable insurance, privacy or other laws and regulations or otherwise engaged in misconduct, the Company could be held liable for their actions and be subject to regulatory scrutiny, which could adversely affect the Company’s reputation, business prospects, financial condition, results of operations, and cash flows.

Additionally, past or future misconduct by the Company’s agents that distribute the Company's products or by employees of the Company's vendors could result in violations of law by the Company, regulatory sanctions and/or serious reputational or financial harm and the precautions the Company takes to prevent and detect this activity may not be effective in all cases. Although the Company employs controls and procedures designed to monitor associates’ business decisions and to prevent the Company from taking excessive or inappropriate risks, associates may take such risks regardless of such controls and procedures.

AARe Reinsurance Arrangement Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
The Company is dependent on certain reinsurance arrangements with AARe.

      The Company has entered into certain coinsurance funds withheld agreements (“FWH Agreements”) and modified coinsurance agreements (“Modco Agreements”) with Athene Annuity Re Ltd., an affiliated reinsurance company organized under the laws of Bermuda (“AARe”). Pursuant to the FWH Agreements and the Modco Agreements, the Company generally cedes to AARe 80% to 100% of its business. The Company expects to cede to AARe, on a modified coinsurance basis, 80% of all liabilities arising out of the Contract.
Under each FWH Agreement, the Company transfers the reserves to AARe and is required to establish a funds withheld account at the inception of the reinsurance relationship with assets equal to the gross statutory reserves corresponding to the ceded business (the “Reserves”). Under each Modco Agreement, the Company retains the Reserves and keeps the assets supporting the Reserves in a modified coinsurance account. Payments on the liabilities ceded by the Company are made from the applicable modified coinsurance account or funds withheld account (as applicable) when due. To the extent that the assets maintained in a modified coinsurance account or a funds withheld account are less than the corresponding Reserves, AARe is required to transfer assets to the Company to be deposited into the applicable account upon settlement. Should AARe fail to make any such transfer, the Company’s ability to make payments on a ceded liability could be adversely affected.

Due to the FWH Agreements and the Modco Agreements, the amount of capital and surplus that the Company is required to maintain is less than what would be required if the insurance liabilities were not ceded to AARe. Therefore, the Company may have fewer assets available to make payments under its insurance liabilities in the event of a default by AARe. AARe, on the one hand, and the Company, on the other hand, may agree to modify or terminate any of the FWH Agreements and the Modco Agreements without the consent of policyholders, and such modification or termination may be detrimental to the interests of such policyholders and the Company’s ability to satisfy its financial obligations may be adversely affected.

Financial Services Company Liquidity And Regulatory Capital Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
As a financial services company, the Company is exposed to liquidity risk, which is the risk that the Company is unable to meet near-term obligations as they come due.
Liquidity risk is a manifestation of events that are driven by other risk types (e.g. market, policyholder behavior, operational). A liquidity shortfall may arise in the event of insufficient funding sources or an immediate and significant need for cash or collateral. In addition, it is possible that expected liquidity sources, such as the Company's credit facilities, may be unavailable or inadequate to satisfy the liquidity demands described below. In particular, adverse economic and geopolitical conditions, including the armed conflicts between Russia and Ukraine, and in the Middle East, inflationary pressures and corresponding actions taken by the US Federal Reserve, plateauing or slowing economic growth, evolving global tariff or trade policies, and sanctions imposed on Russia by the US and other countries, continue to contribute to volatility in the financial markets. These developments may restrict the liquidity sources available to the Company and may also increase the Company's liquidity needs. The Company primarily has liquidity exposure through its collateral market exposure, asset liability mismatch, dependence on the financial markets for funding and funding commitments. If a material liquidity demand is triggered and the Company is unable to satisfy the demand with the sources of liquidity readily available to us, it may have a material adverse impact on the Company's business, financial condition, results of operations, liquidity and cash flows.
Liquidity Regulatory Investigations Or Enforcement Actions Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
The Company may be the target or subject of, and may be required to defend against or respond to, litigation, regulatory investigations, enforcement actions or reputational harm.

The Company operates in an industry in which various practices are subject to potential litigation, including class actions, and regulatory scrutiny. The Company, like other financial services companies, is involved in litigation and arbitration in the ordinary course of business and may be the subject of regulatory proceedings (including investigations and enforcement actions). Plaintiffs may seek large or indeterminate amounts of damages in litigation and regulators may seek large fines in enforcement actions. Given the large or indeterminate amounts sometimes sought, and the inherent unpredictability of litigation and enforcement actions, it is possible that an unfavorable resolution of one or more matters could have a material and adverse effect on the Company’s business, financial condition, results of operations and cash flows. Even if we ultimately prevail in any litigation or receive positive results from investigations, the Company could incur material legal costs or its reputation could be materially adversely affected.

Buffer Rate Return Limit [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Limits the Negative Return [Text Block]	Each Index-Linked Segment Option will have a Buffer Rate, which establishes the amount of loss attributable to negative Index Change that we will absorb before we apply a negative Segment Credit to the Segment Value on the Segment End Date.
Index-Linked Option Overview, Manner of Limiting the Negative Return [Text Block]	A negative Segment Credit will apply for any negative Index Change in excess of the Buffer Rate.
Index-Linked Option Overview, Example of Limiting the Negative Return [Text Block]	If the Index Change is -25%, a 10% Buffer Rate will limit the negative interest credited to -15%, which is the amount that exceeds the Buffer Rate. This means you could lose up to 90% of the amount you invest in an Index-Linked Segment Option with a 10% Buffer Rate due to poor investment performance, up to 80% with a 20% Buffer Rate, and up to 70% with a 30% Buffer Rate.
Index-Linked Option Overview, Guaranteed Minimum Limit on Index Losses [Text Block]	For currently offered Index-Linked Segment Options, the Buffer Rate will always be at least 10%. For any future Index-Linked Segment Options offered under this Contract, the Buffer Rate will always be at least 1%.
Index-Linked Option Details, Limits on Index Losses [Line Items]
Index-Linked Option Details, Guaranteed Minimum Limit on Index Losses [Text Block]	the Buffer Rate will always be at least 10%
Index-Linked Option Details, Limits on Index Losses, Factors Considered [Text Block]	We also consider various factors in determining the Buffer Rates, Milestone Thresholds, and Segment Fees at the time we issue the Contract, including available investment returns, the cost of our risk management techniques, sales commissions, administrative expenses, regulatory and tax requirements, general economic trends, and competitive factors. We determine the Buffer Rates, Milestone Thresholds, and Segment Fees at our sole discretion.

Index-Linked Option Details, Limits on Index Losses, Investor Considerations [Text Block]
When choosing among offered Segment Options, consider which term lengths, limits on index gains, and limits on index losses may be appropriate for you based on your risk tolerance, liquidity needs, investment horizon, and financial goals. Consider that an Index-Linked Segment Option with a higher Buffer Rate will tend to have a lower Cap Rate, Participation Rate, Downside Participation Rate, or Trigger Rate, as applicable, compared to a Segment Option with a lower Buffer Rate for the same Reference Index and Segment Term Period. This is because of the additional downside protection offered by the higher Buffer Rate.

Index-Linked Option [Line Items]
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | Dual Direction Crediting Method [Member]
Index-Linked Option Details, Limits on Index Losses [Line Items]
Index-Linked Option Details, Limits the Negative Return [Text Block]	The Buffer Rate establishes the amount of negative index performance that we will absorb before we apply a negative Segment Credit to the Segment Value on a Segment End Date.
Index-Linked Option Details, Limits the Negative Return Manner [Text Block]	For the Dual Direction Crediting Method, a negative Segment Credit will apply for any negative Index Change not fully offset by the Buffer Rate.
Index-Linked Option Details, Example of Limiting the Negative Return [Text Block]	Theoretically, for a Segment Option with a 10% Buffer Rate, the negative Index Change that is used to calculate the Segment Credit percentage may be as high as 90%, which could lead to substantial loss of principal and previously credited Segment Credits.
Buffer Rate Return Limit [Member] | Point-to-Point Crediting Method [Member]
Index-Linked Option Details, Limits on Index Losses [Line Items]
Index-Linked Option Details, Limits the Negative Return [Text Block]	The Buffer Rate establishes the amount of negative index performance that we will absorb before we apply a negative Segment Credit to the Segment Value on a Segment End Date.
Index-Linked Option Details, Limits the Negative Return Manner [Text Block]	For the Point-to-Point Crediting Method, a negative Segment Credit will apply for any negative Index Change in excess of the Buffer Rate.
Index-Linked Option Details, Example of Limiting the Negative Return [Text Block]	Theoretically, for a Segment Option with a 10% Buffer Rate, the negative Index Change that is used to calculate the Segment Credit percentage may be as high as 90%, which could lead to substantial loss of principal and previously credited Segment Credits.
Buffer Rate Return Limit [Member] | Milestone Lock Crediting Method [Member]
Index-Linked Option Details, Limits on Index Losses [Line Items]
Index-Linked Option Details, Limits the Negative Return [Text Block]	Maximum negative Milestone Index Change the Company will absorb when calculating Segment Credits.
Index-Linked Option Details, Limits the Negative Return Manner [Text Block]	A negative Milestone Credit Percentage will be used in the calculation of the Segment Credit if the final Milestone Index Change is negative in excess of the Buffer Rate
Index-Linked Option Details, Example of Limiting the Negative Return [Text Block]	Theoretically, for a Segment Option using the Milestone Lock Crediting Method with a 10% Buffer Rate, the negative Milestone Index Change that is used in the Segment Credit percentage may be as high as 90%, which could lead to a substantial loss of principal and previously credited Segment Credits.
Buffer Rate Return Limit [Member] | Performance Blend Crediting Method [Member]
Index-Linked Option Details, Limits on Index Losses [Line Items]
Index-Linked Option Details, Limits the Negative Return [Text Block]	The Buffer Rate establishes the amount of negative aggregate index performance that we will absorb before we apply a negative Segment Credit to the Segment Value on a Segment End Date.
Index-Linked Option Details, Limits the Negative Return Manner [Text Block]	For the Performance Blend Crediting Method, a negative Segment Credit will apply for any negative Aggregate Index Change in excess of the Buffer Rate.
Index-Linked Option Details, Example of Limiting the Negative Return [Text Block]	Theoretically, for a Segment Option with a 10% Buffer Rate, the negative Aggregate Index Change that is used to calculate the Segment Credit percentage may be as high as 90%, which could lead to substantial loss of principal and previously credited Segment Credits.
Buffer Rate Return Limit [Member] | Trigger Crediting Method [Member]
Index-Linked Option Details, Limits on Index Losses [Line Items]
Index-Linked Option Details, Limits the Negative Return [Text Block]	The Buffer Rate establishes the amount of negative index performance that we will absorb before we apply a negative Segment Credit to the Segment Value on a Segment End Date.
Index-Linked Option Details, Limits the Negative Return Manner [Text Block]	For the Trigger Crediting Method, a negative Segment Credit will apply for any negative Index Change not fully offset by the Buffer Rate.
Index-Linked Option Details, Example of Limiting the Negative Return [Text Block]	Theoretically, for a Segment Option with a 10% Buffer Rate, the negative Index Change that is used to calculate the Segment Credit percentage may be as high as 90%, which could lead to substantial loss of principal and previously credited Segment Credits.
Buffer Rate Return Limit [Member] | Dual Trigger Crediting Method [Member]
Index-Linked Option Details, Limits on Index Losses [Line Items]
Index-Linked Option Details, Limits the Negative Return [Text Block]	The Buffer Rate establishes the amount of negative index performance that we will absorb before we apply a negative Segment Credit to the Segment Value on a Segment End Date.
Index-Linked Option Details, Limits the Negative Return Manner [Text Block]	For the Dual Trigger Crediting Method, a negative Segment Credit will apply for any negative Index Change not fully offset by the Buffer Rate.
Index-Linked Option Details, Example of Limiting the Negative Return [Text Block]	Theoretically, for a Segment Option with a 10% Buffer Rate, the negative Index Change that is used to calculate the Segment Credit percentage may be as high as 90%, which could lead to substantial loss of principal and previously credited Segment Credits.
Buffer Rate Return Limit [Member] | 10 Percent Buffer Rate [Member]
Index-Linked Option Details, Limits on Index Losses [Line Items]
Index-Linked Option Details, Current Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | 20 Percent Buffer Rate [Member]
Index-Linked Option Details, Limits on Index Losses [Line Items]
Index-Linked Option Details, Current Limit on Index Losses [Percent]	20.00%
Buffer Rate Return Limit [Member] | 30 Percent Buffer Rate [Member]
Index-Linked Option Details, Limits on Index Losses [Line Items]
Index-Linked Option Details, Current Limit on Index Losses [Percent]	30.00%
Buffer Rate Return Limit [Member] | Risk of Loss [Member]
Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, Maximum Loss Resulting from Negative Index Performance [Percent]	90.00%
Index-Linked Option Risk, Minimum Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | Risk of Loss [Member] | 10 Percent Buffer Rate [Member]
Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, Maximum Loss Resulting from Negative Index Performance [Percent]	90.00%
Buffer Rate Return Limit [Member] | Risk of Loss [Member] | 20 Percent Buffer Rate [Member]
Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, Maximum Loss Resulting from Negative Index Performance [Percent]	80.00%
Buffer Rate Return Limit [Member] | Risk of Loss [Member] | 30 Percent Buffer Rate [Member]
Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, Maximum Loss Resulting from Negative Index Performance [Percent]	70.00%
Buffer Rate Return Limit [Member] | Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Limits the Negative Return Risk [Text Block]	For investments in an Index-Linked Segment Option, the Buffer Rate will limit negative returns (e.g., limited protection in the case of market decline).
Index-Linked Option Key Information, Example of Limiting the Negative Return Risk [Text Block]	For example, if the Index-Linked Segment Option has a Buffer Rate of 10% and the Index Change is −25%, we will absorb the first 10% of negative index performance, and the Segment Credit will be -15% (the remaining amount of the negative index performance) on the Segment End Date.
Cap Rate Return Limit [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Limits Positive Return [Text Block]	Each Index-Linked Segment Option will have a Cap Rate and a Participation Rate, or a Trigger Rate.
Index-Linked Option Overview, Manner of Limiting the Positive Return [Text Block]	The Cap Rate establishes the maximum positive Index Change or Aggregate Index Change used to calculate Segment Credits for Index-Linked Segment Options before the Participation Rate is applied.
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]	If the Index Change is 12%, a 4% Cap Rate with a 100% Participation Rate will limit the positive Segment Credit to the Cap Rate of 4%, which is the Cap Rate multiplied by the 100% Participation Rate.
Index-Linked Option Overview, Lowest Limit on Gains [Percent]	2.00%
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Manner of Limiting the Positive Return [Text Block]	The Cap Rate establishes the maximum positive Index Change, Aggregate Index Change, or Milestone Index Change used to calculate Segment Credits for Index-Linked Segment Options before the Participation Rate is applied.
Index-Linked Option Details, Current Limit on Index Gains Website [Text Block]	The Company will determine Cap Rates for Segment Options on new Contracts at our discretion, and publish them on our website, www.athene.com/products/rila/amplify2.
Index-Linked Option Details, Limits on Index Gains, Factors Considered [Text Block]	The Company retains the right to change the current Cap Rate, Participation Rate, Downside Participation Rate, Trigger Rate, and Annual Interest Rate for each applicable Segment Option for each new Segment Term Period at its discretion, subject to the minimum Cap Rate, minimum Participation Rate, minimum Downside Participation Rate, minimum Trigger Rate, and minimum Annual Interest Rate for each Segment Option. The Company considers a number of factors when determining whether to make such a change, including, but not limited to, the following:
•Changes in derivative, equity, and/or fixed income instrument valuations;
•Increases in hedging costs that have an impact on the Company’s ability to offer the Contract;
•Derivative market changes that impact availability and structure of derivative instruments used to hedge market risk associated with the reference indices;
•Negative fixed income instrument default experience realized by the Company;
•Changes in Company and/or Contract cost structure due to regulatory or other business management concerns; and
•Unanticipated experience that varies from our actuarial assumptions.

    We manage the market risk associated with our obligation to provide Segment Credits for Index-Linked Segment Options in part by trading call and put options and other derivative instruments on the available indices. The costs of the call and put options and other derivative instruments vary based on market conditions, and we may adjust future Cap Rates, Participation Rates, Downside Participation Rates, and Trigger Rates based on these changes. You bear the risk that we may reduce the Cap Rate, Participation Rates, Downside Participation Rates, and Trigger Rates for future Segment Term Periods, which will reduce the amount of positive Segment Credit that you may receive. We determine the applicable Cap Rates, Participation Rates, Downside Participation Rates, and Trigger Rates for each Segment Option at our sole discretion. Rates offered on Segment Option renewals may be different from those offered to new investors.

Index-Linked Option Details, Limits on Index Gains, Investor Considerations [Text Block]	At least fifteen calendar days before each Segment End Date, we will Notify you of the Cap Rate for each available Segment Option for the new Segment Term Period. The Cap Rate for a new Segment Term Period may be higher, lower or equal to the Cap Rate for the current Segment Term Period, but will not be less than the minimum Cap Rate. If the new Cap Rate is lower than your current Cap Rate, it will reduce your opportunity to receive a positive Segment Credit. You risk the possibility that the Cap Rate declared for a new Segment Term Period will be lower than you would find acceptable. You will have the choice of continuing in the Segment Option with the new Cap Rate or transferring your Segment Value to another available Segment Option. If the new Cap Rate is less than you find acceptable, you must give us Notice of any Transfer request no later than two Business Days prior to your next Segment Start Date. You may also request a Withdrawal of the Segment Value, subject to any applicable Interest Adjustment, Equity Adjustment and Withdrawal Charge (please see Access to Your Money in the “Contract Features” section for information on requesting a Withdrawal). If you do not exercise a Performance Lock, do not provide us a Transfer request, or withdraw the Segment Value, you will stay in your current Segment Option, subject to the new Cap Rate, for the next Segment Term Period. If you exercise a Performance Lock and do not instruct us otherwise, in most circumstances your Segment Value will be re-allocated to the same Segment Option that was locked for the next Segment Term Period. Please see the “Performance Lock” section for additional details. All else equal, a higher Buffer Rate leads to a lower Cap Rate.
When choosing among offered Segment Options, consider which term lengths, limits on index gains, and limits on index losses may be appropriate for you based on your risk tolerance, liquidity needs, investment horizon, and financial goals. Consider that an Index-Linked Segment Option with a higher Buffer Rate will tend to have a lower Cap Rate, Participation Rate, Downside Participation Rate, or Trigger Rate, as applicable, compared to a Segment Option with a lower Buffer Rate for the same Reference Index and Segment Term Period. This is because of the additional downside protection offered by the higher Buffer Rate.

Index-Linked Option Details, Crediting Period [Line Items]
Index-Linked Option Details, Transactions Subject to Contract Adjustments [Text Block]	You may also request a Withdrawal of the Segment Value, subject to any applicable Interest Adjustment, Equity Adjustment and Withdrawal Charge (please see Access to Your Money in the “Contract Features” section for information on requesting a Withdrawal).
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Maturity Notice [Flag]	true
Index-Linked Option Details, Investor Reallocation [Text Block]	If the new Cap Rate is less than you find acceptable, you must give us Notice of any Transfer request no later than two Business Days prior to your next Segment Start Date
Index-Linked Option Details, Default Reallocation [Text Block]	If you do not exercise a Performance Lock, do not provide us a Transfer request, or withdraw the Segment Value, you will stay in your current Segment Option, subject to the new Cap Rate, for the next Segment Term Period. If you exercise a Performance Lock and do not instruct us otherwise, in most circumstances your Segment Value will be re-allocated to the same Segment Option that was locked for the next Segment Term Period.
Index-Linked Option [Line Items]
Index-Linked Option Available, Lowest Limit on Gains [Percent]	2.00%
Cap Rate Return Limit [Member] | Dual Direction Crediting Method [Member]
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Limits Positive Return [Text Block]	Each Point-to-Point, Dual Direction, Milestone Lock, and Performance Blend Segment Option has a Cap Rate, which limits the maximum positive index performance that may be reflected in the Segment Credit, and a Participation Rate, which is a percentage that is multiplied by any positive index performance after the application of the Cap Rate, to calculate the Segment Credit.
Index-Linked Option Details, Limit on Index Gains Will Not Change During Crediting Period [Text Block]	The Cap Rate, Participation Rate, and Downside Participation Rate are established at the beginning of the Segment Term Period and do not change for the length of the Segment Term Period.
Cap Rate Return Limit [Member] | Point-to-Point Crediting Method [Member]
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Limits Positive Return [Text Block]	Each Point-to-Point, Dual Direction, Milestone Lock, and Performance Blend Segment Option has a Cap Rate, which limits the maximum positive index performance that may be reflected in the Segment Credit, and a Participation Rate, which is a percentage that is multiplied by any positive index performance after the application of the Cap Rate, to calculate the Segment Credit.
Index-Linked Option Details, Limit on Index Gains Will Not Change During Crediting Period [Text Block]	The Cap Rate and Participation Rate are established at the beginning of the Segment Term Period and do not change for the length of the Segment Term Period.
Cap Rate Return Limit [Member] | Milestone Lock Crediting Method [Member]
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Limits Positive Return [Text Block]	Each Point-to-Point, Dual Direction, Milestone Lock, and Performance Blend Segment Option has a Cap Rate, which limits the maximum positive index performance that may be reflected in the Segment Credit, and a Participation Rate, which is a percentage that is multiplied by any positive index performance after the application of the Cap Rate, to calculate the Segment Credit.
Index-Linked Option Details, Limit on Index Gains Will Not Change During Crediting Period [Text Block]	The Cap Rate, Participation Rate, Milestone Threshold, and Observation Dates are established at the beginning of the Segment Term Period and do not change for the length of the Segment Term Period, which in the case of Milestone Lock Segment Options is one six-year period available only at the start of the Contract.
Cap Rate Return Limit [Member] | Performance Blend Crediting Method [Member]
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Limits Positive Return [Text Block]	Each Point-to-Point, Dual Direction, Milestone Lock, and Performance Blend Segment Option has a Cap Rate, which limits the maximum positive index performance that may be reflected in the Segment Credit, and a Participation Rate, which is a percentage that is multiplied by any positive index performance after the application of the Cap Rate, to calculate the Segment Credit.
Index-Linked Option Details, Limit on Index Gains Will Not Change During Crediting Period [Text Block]	The Cap Rate and Participation Rate are established at the beginning of the Segment Term Period and do not change for the length of the Segment Term Period.
Cap Rate Return Limit [Member] | 1-Year Segment Option [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Lowest Limit on Gains [Percent]	2.00%
Cap Rate Return Limit [Member] | 2-Year Segment Option [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Lowest Limit on Gains [Percent]	4.00%
Cap Rate Return Limit [Member] | 6-Year Segment Option [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Lowest Limit on Gains [Percent]	12.00%
Cap Rate Return Limit [Member] | 1-Year Segment Options [Member]
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Lowest Limit on Gains [Percent]	2.00%
Cap Rate Return Limit [Member] | 2-Year Segment Options [Member]
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Lowest Limit on Gains [Percent]	4.00%
Cap Rate Return Limit [Member] | 6-Year Segment Options [Member]
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Lowest Limit on Gains [Percent]	12.00%
Cap Rate Return Limit [Member] | S&P 500® (SPX), Market Index, 1-Year, Point-to-Point, 20% Buffer Rate, 2% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Index-Linked Option Available, Index Gain Limit Type	2% Cap Rate
Cap Rate Return Limit [Member] | S&P 500® (SPX), Market Index, 1-Year, Point-to-Point, 10% Buffer Rate, 2% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Index-Linked Option Available, Index Gain Limit Type	2% Cap Rate
Cap Rate Return Limit [Member] | Nasdaq-100® (NDX), Market Index, 1-Year, Point-to-Point, 10% Buffer Rate, 2% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Index-Linked Option Available, Index Gain Limit Type	2% Cap Rate
Cap Rate Return Limit [Member] | Shiller Barclay’s CAPE® (BXIIMSTN)2, US Sector Large Cap ETFs, 1-Year, Point-to-Point, 10% Buffer Rate, 2% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Index-Linked Option Available, Index Gain Limit Type	2% Cap Rate
Cap Rate Return Limit [Member] | Russell 2000® (RTY), Market Index, 1-Year, Point-to-Point, 10% Buffer Rate, 2% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Index-Linked Option Available, Index Gain Limit Type	2% Cap Rate
Cap Rate Return Limit [Member] | MSCI EAFE (MXEA), Market Index, 1-Year, Point-to-Point, 10% Buffer Rate, 2% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Index-Linked Option Available, Index Gain Limit Type	2% Cap Rate
Cap Rate Return Limit [Member] | S&P 500® (SPX), Market Index, 1-Year, Dual Direction3, 10% Buffer Rate, 2% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Index-Linked Option Available, Index Gain Limit Type	2% Cap Rate
Cap Rate Return Limit [Member] | S&P 500® (SPX), Market Index, 2-Year, Point-to-Point, 20% Buffer Rate, 4% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	4.00%
Index-Linked Option Available, Index Gain Limit Type	4% Cap Rate
Cap Rate Return Limit [Member] | S&P 500® (SPX), Market Index, 2-Year, Point-to-Point, 10% Buffer Rate, 4% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	4.00%
Index-Linked Option Available, Index Gain Limit Type	4% Cap Rate
Cap Rate Return Limit [Member] | Nasdaq-100® (NDX), Market Index, 2-Year, Point-to-Point, 10% Buffer Rate, 4% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	4.00%
Index-Linked Option Available, Index Gain Limit Type	4% Cap Rate
Cap Rate Return Limit [Member] | Shiller Barclay’s CAPE® (BXIIMSTN)2, US Sector Large Cap ETFs, 2-Year, Point-to-Point, 10% Buffer Rate, 4% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	4.00%
Index-Linked Option Available, Index Gain Limit Type	4% Cap Rate
Cap Rate Return Limit [Member] | Russell 2000® Index, Market Index, 2-Year, Point-to-Point, 10% Buffer Rate, 4% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	4.00%
Index-Linked Option Available, Index Gain Limit Type	4% Cap Rate
Cap Rate Return Limit [Member] | MSCI EAFE (MXEA), Market Index, 2-Year, Point-to-Point, 10% Buffer Rate, 4% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	4.00%
Index-Linked Option Available, Index Gain Limit Type	4% Cap Rate
Cap Rate Return Limit [Member] | S&P 500® (SPX), Market Index, 6-Year, Point-to-Point, 30% Buffer Rate3, 12% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	12.00%
Index-Linked Option Available, Index Gain Limit Type	12% Cap Rate
Cap Rate Return Limit [Member] | S&P 500® (SPX), Market Index, 6-Year, Point-to-Point, 20% Buffer Rate, 12% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	12.00%
Index-Linked Option Available, Index Gain Limit Type	12% Cap Rate
Cap Rate Return Limit [Member] | S&P 500® (SPX), Market Index, 6-Year, Point-to-Point, 10% Buffer Rate, 12% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	12.00%
Index-Linked Option Available, Index Gain Limit Type	12% Cap Rate
Cap Rate Return Limit [Member] | Nasdaq-100® (NDX), Market Index, 6-Year, Point-to-Point, 10% Buffer Rate, 12% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	12.00%
Index-Linked Option Available, Index Gain Limit Type	12% Cap Rate
Cap Rate Return Limit [Member] | Shiller Barclay’s CAPE® (BXIIMSTN)2, US Sector Large Cap ETFs, 6-Year, Point-to-Point, 10% Buffer Rate, 12% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	12.00%
Index-Linked Option Available, Index Gain Limit Type	12% Cap Rate
Cap Rate Return Limit [Member] | S&P 500® ((SPX), Russell 2000® (RTY), MSCI EAFE (MXEA), Blended Market Index, 6-Year, Performance Blend, 10% Buffer Rate, 12% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	12.00%
Index-Linked Option Available, Index Gain Limit Type	12% Cap Rate
Cap Rate Return Limit [Member] | S&P 500® (SPX), Market Index, 6-Year, Milestone Lock, 10% Buffer Rate, 12% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	12.00%
Index-Linked Option Available, Index Gain Limit Type	12% Cap Rate
Cap Rate Return Limit [Member] | S&P 500® (SPX), Market Index, 6-Year, Dual Direction3, 20% Buffer Rate, 12% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	12.00%
Index-Linked Option Available, Index Gain Limit Type	12% Cap Rate
Cap Rate Return Limit [Member] | Investment Options Risk [Member] | Point-To-Point, Dual Direction, Milestone Lock, And Performance Blend Segments [Member]
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Limits Positive Index Returns, Risk [Text Block]	For investments in a Point-to-Point, Dual Direction, Milestone Lock, and Performance Blend Segment Option, the Cap Rate will limit positive index performance (e.g., limited upside).
Index-Linked Option Key Information, Limits Positive Index Returns Example, Risk [Text Block]	For example, if an Index-Linked Segment Option has a Cap Rate of 8% and the Index Change is 12%, the Segment Credit on the Segment End Date would be 8%.
Participation Rate Return Limit [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Limits Positive Return [Text Block]	Each Index-Linked Segment Option will have a Cap Rate and a Participation Rate, or a Trigger Rate.
Index-Linked Option Overview, Manner of Limiting the Positive Return [Text Block]	The Participation Rate is a percentage that is multiplied by any positive Index Change or Aggregate Index Change after the application of the Cap Rate, to calculate the Segment Credit for Index-Linked Segment Options.
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]	If the Index Change is 12%, a 4% Cap Rate with a 100% Participation Rate will limit the positive Segment Credit to the Cap Rate of 4%, which is the Cap Rate multiplied by the 100% Participation Rate.
Index-Linked Option Overview, Lowest Limit on Gains [Percent]	100.00%
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Manner of Limiting the Positive Return [Text Block]	The Participation Rate is a percentage that is multiplied by any positive Index Change, Aggregate Index Change, or Milestone Index Change, after the application of the Cap Rate, to calculate the Segment Credit for Index-Linked Segment Options. If the Participation Rate is higher than 100%, this may result in a Segment Credit that exceeds the Cap Rate. The Participation Rate is never applied to a negative Index Change.
Index-Linked Option Details, Lowest Limit on Gains [Percent]	100.00%
Index-Linked Option Details, Current Limit on Index Gains Website [Text Block]	The Company will determine Participation Rates for Segment Options on new Contracts at our discretion, and publish them on our website, www.athene.com/products/rila/amplify2.
Index-Linked Option Details, Limits on Index Gains, Factors Considered [Text Block]	The Company retains the right to change the current Cap Rate, Participation Rate, Downside Participation Rate, Trigger Rate, and Annual Interest Rate for each applicable Segment Option for each new Segment Term Period at its discretion, subject to the minimum Cap Rate, minimum Participation Rate, minimum Downside Participation Rate, minimum Trigger Rate, and minimum Annual Interest Rate for each Segment Option. The Company considers a number of factors when determining whether to make such a change, including, but not limited to, the following:
•Changes in derivative, equity, and/or fixed income instrument valuations;
•Increases in hedging costs that have an impact on the Company’s ability to offer the Contract;
•Derivative market changes that impact availability and structure of derivative instruments used to hedge market risk associated with the reference indices;
•Negative fixed income instrument default experience realized by the Company;
•Changes in Company and/or Contract cost structure due to regulatory or other business management concerns; and
•Unanticipated experience that varies from our actuarial assumptions.

    We manage the market risk associated with our obligation to provide Segment Credits for Index-Linked Segment Options in part by trading call and put options and other derivative instruments on the available indices. The costs of the call and put options and other derivative instruments vary based on market conditions, and we may adjust future Cap Rates, Participation Rates, Downside Participation Rates, and Trigger Rates based on these changes. You bear the risk that we may reduce the Cap Rate, Participation Rates, Downside Participation Rates, and Trigger Rates for future Segment Term Periods, which will reduce the amount of positive Segment Credit that you may receive. We determine the applicable Cap Rates, Participation Rates, Downside Participation Rates, and Trigger Rates for each Segment Option at our sole discretion. Rates offered on Segment Option renewals may be different from those offered to new investors.

Index-Linked Option Details, Limits on Index Gains, Investor Considerations [Text Block]	At least fifteen calendar days before each Segment End Date, we will Notify you of the Participation Rate for each available Segment Option for the new Segment Term Period. The Participation Rate for a new Segment Term Period may be higher, lower or equal to the Participation Rate for the current Segment Term Period, but will not be less than the minimum Participation Rate of 100%. If the new Participation Rate is lower than your current Participation Rate, it will reduce your opportunity to receive a positive Segment Credit. You risk the possibility that the Participation Rate declared for a new Segment Term Period will be lower than you would find acceptable. You will have the choice of continuing in the Segment Option with the new Participation Rate or transferring your Segment Value to another available Segment Option. If the new Participation Rate is less than you find acceptable, you must give us Notice of your requested Transfer no later than two Business Days prior to your Segment Start Date. You may also request a Withdrawal of the Segment Value, subject to any applicable Interest Adjustment, Equity Adjustment and Withdrawal Charge (please see Access to Your Money in the “Contract Features” section for information on requesting a Withdrawal). If you do not exercise a Performance Lock, do not provide us a Transfer request, or withdraw the Segment Value, you will stay in your current Segment Option, subject to the new Participation Rate, for the next Segment Term Period. If you exercise a Performance Lock and do not instruct us otherwise, in most circumstances your Segment Value will be re-allocated to the same Segment Option that was locked for the next Segment Term Period. Please see the “Performance Lock” section for additional details.
When choosing among offered Segment Options, consider which term lengths, limits on index gains, and limits on index losses may be appropriate for you based on your risk tolerance, liquidity needs, investment horizon, and financial goals. Consider that an Index-Linked Segment Option with a higher Buffer Rate will tend to have a lower Cap Rate, Participation Rate, Downside Participation Rate, or Trigger Rate, as applicable, compared to a Segment Option with a lower Buffer Rate for the same Reference Index and Segment Term Period. This is because of the additional downside protection offered by the higher Buffer Rate.

Index-Linked Option Details, Crediting Period [Line Items]
Index-Linked Option Details, Transactions Subject to Contract Adjustments [Text Block]	You may also request a Withdrawal of the Segment Value, subject to any applicable Interest Adjustment, Equity Adjustment and Withdrawal Charge (please see Access to Your Money in the “Contract Features” section for information on requesting a Withdrawal).
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Maturity Notice [Flag]	true
Index-Linked Option Details, Investor Reallocation [Text Block]	If the new Participation Rate is less than you find acceptable, you must give us Notice of your requested Transfer no later than two Business Days prior to your Segment Start Date.
Index-Linked Option Details, Default Reallocation [Text Block]	If you do not exercise a Performance Lock, do not provide us a Transfer request, or withdraw the Segment Value, you will stay in your current Segment Option, subject to the new Participation Rate, for the next Segment Term Period. If you exercise a Performance Lock and do not instruct us otherwise, in most circumstances your Segment Value will be re-allocated to the same Segment Option that was locked for the next Segment Term Period.
Index-Linked Option [Line Items]
Index-Linked Option Available, Lowest Limit on Gains [Percent]	100.00%
Participation Rate Return Limit [Member] | Dual Direction Crediting Method [Member]
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Limit on Index Gains Will Not Change During Crediting Period [Text Block]	The Cap Rate, Participation Rate, and Downside Participation Rate are established at the beginning of the Segment Term Period and do not change for the length of the Segment Term Period.
Participation Rate Return Limit [Member] | Point-to-Point Crediting Method [Member]
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Limit on Index Gains Will Not Change During Crediting Period [Text Block]	The Cap Rate and Participation Rate are established at the beginning of the Segment Term Period and do not change for the length of the Segment Term Period.
Participation Rate Return Limit [Member] | Milestone Lock Crediting Method [Member]
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Limit on Index Gains Will Not Change During Crediting Period [Text Block]	The Cap Rate, Participation Rate, Milestone Threshold, and Observation Dates are established at the beginning of the Segment Term Period and do not change for the length of the Segment Term Period, which in the case of Milestone Lock Segment Options is one six-year period available only at the start of the Contract.
Participation Rate Return Limit [Member] | Performance Blend Crediting Method [Member]
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Limit on Index Gains Will Not Change During Crediting Period [Text Block]	The Cap Rate and Participation Rate are established at the beginning of the Segment Term Period and do not change for the length of the Segment Term Period.
Participation Rate Return Limit [Member] | S&P 500® (SPX), Market Index, 1-Year, Point-to-Point, 20% Buffer Rate, 2% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Index Gain Limit Type	100% Participation Rate
Participation Rate Return Limit [Member] | S&P 500® (SPX), Market Index, 1-Year, Point-to-Point, 10% Buffer Rate, 2% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Index Gain Limit Type	100% Participation Rate
Participation Rate Return Limit [Member] | Nasdaq-100® (NDX), Market Index, 1-Year, Point-to-Point, 10% Buffer Rate, 2% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Index Gain Limit Type	100% Participation Rate
Participation Rate Return Limit [Member] | Shiller Barclay’s CAPE® (BXIIMSTN)2, US Sector Large Cap ETFs, 1-Year, Point-to-Point, 10% Buffer Rate, 2% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Index Gain Limit Type	100% Participation Rate
Participation Rate Return Limit [Member] | Russell 2000® (RTY), Market Index, 1-Year, Point-to-Point, 10% Buffer Rate, 2% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Index Gain Limit Type	100% Participation Rate
Participation Rate Return Limit [Member] | MSCI EAFE (MXEA), Market Index, 1-Year, Point-to-Point, 10% Buffer Rate, 2% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Index Gain Limit Type	100% Participation Rate
Participation Rate Return Limit [Member] | S&P 500® (SPX), Market Index, 1-Year, Dual Direction3, 10% Buffer Rate, 2% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Index Gain Limit Type	100% Participation Rate
Participation Rate Return Limit [Member] | S&P 500® (SPX), Market Index, 2-Year, Point-to-Point, 20% Buffer Rate, 4% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Index Gain Limit Type	100% Participation Rate
Participation Rate Return Limit [Member] | S&P 500® (SPX), Market Index, 2-Year, Point-to-Point, 10% Buffer Rate, 4% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Index Gain Limit Type	100% Participation Rate
Participation Rate Return Limit [Member] | Nasdaq-100® (NDX), Market Index, 2-Year, Point-to-Point, 10% Buffer Rate, 4% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Index Gain Limit Type	100% Participation Rate
Participation Rate Return Limit [Member] | Shiller Barclay’s CAPE® (BXIIMSTN)2, US Sector Large Cap ETFs, 2-Year, Point-to-Point, 10% Buffer Rate, 4% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Index Gain Limit Type	100% Participation Rate
Participation Rate Return Limit [Member] | Russell 2000® Index, Market Index, 2-Year, Point-to-Point, 10% Buffer Rate, 4% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Index Gain Limit Type	100% Participation Rate
Participation Rate Return Limit [Member] | MSCI EAFE (MXEA), Market Index, 2-Year, Point-to-Point, 10% Buffer Rate, 4% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Index Gain Limit Type	100% Participation Rate
Participation Rate Return Limit [Member] | S&P 500® (SPX), Market Index, 6-Year, Point-to-Point, 30% Buffer Rate3, 12% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Index Gain Limit Type	100% Participation Rate
Participation Rate Return Limit [Member] | S&P 500® (SPX), Market Index, 6-Year, Point-to-Point, 20% Buffer Rate, 12% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Index Gain Limit Type	100% Participation Rate
Participation Rate Return Limit [Member] | S&P 500® (SPX), Market Index, 6-Year, Point-to-Point, 10% Buffer Rate, 12% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Index Gain Limit Type	100% Participation Rate
Participation Rate Return Limit [Member] | Nasdaq-100® (NDX), Market Index, 6-Year, Point-to-Point, 10% Buffer Rate, 12% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Index Gain Limit Type	100% Participation Rate
Participation Rate Return Limit [Member] | Shiller Barclay’s CAPE® (BXIIMSTN)2, US Sector Large Cap ETFs, 6-Year, Point-to-Point, 10% Buffer Rate, 12% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Index Gain Limit Type	100% Participation Rate
Participation Rate Return Limit [Member] | S&P 500® ((SPX), Russell 2000® (RTY), MSCI EAFE (MXEA), Blended Market Index, 6-Year, Performance Blend, 10% Buffer Rate, 12% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Index Gain Limit Type	100% Participation Rate
Participation Rate Return Limit [Member] | S&P 500® (SPX), Market Index, 6-Year, Milestone Lock, 10% Buffer Rate, 12% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Index Gain Limit Type	100% Participation Rate
Participation Rate Return Limit [Member] | S&P 500® (SPX), Market Index, 6-Year, Dual Direction3, 20% Buffer Rate, 12% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Index Gain Limit Type	100% Participation Rate
Participation Rate Return Limit [Member] | Investment Options Risk [Member] | Point-To-Point, Dual Direction, Milestone Lock, And Performance Blend Segments [Member]
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Limits Positive Index Returns, Risk [Text Block]	For investments in a Point-to-Point, Dual Direction, Milestone Lock, and Performance Blend Segment Option, we also apply a Participation Rate after the application of the Cap Rate, when calculating Segment Credits.
Index-Linked Option Key Information, Limits Positive Index Returns Example, Risk [Text Block]	For example, if an Index-Linked Segment Option is uncapped and has a Participation Rate of 125%, and the Index Change is 12%, the Segment Credit on the Segment End Date would be 15%.
Trigger Rate Return Limit [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Limits Positive Return [Text Block]	Each Index-Linked Segment Option will have a Cap Rate and a Participation Rate, or a Trigger Rate.
Index-Linked Option Overview, Manner of Limiting the Positive Return [Text Block]	The Trigger Rate establishes the positive rate to be used in the calculation of the Segment Credit for Trigger Segment Options and Dual Trigger Segment Options if the Index Change is greater than or equal to a threshold specified by the Crediting Method used by that Segment Option.
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]	If the Trigger Rate is 11%, the maximum Segment Credit will be limited to 11% on a Segment Option with a Trigger Crediting Method if the Index Change is greater than or equal to zero and on a Segment Option with Dual Trigger Crediting Method if the Index Change is positive, zero, or negative but fully offset by the Buffer Rate.
Index-Linked Option Overview, Lowest Limit on Gains [Percent]	0.50%
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Manner of Limiting the Positive Return [Text Block]	The Trigger Rate establishes the positive rate to be used in the calculation of the Segment Credit for Trigger Segment Options and Dual Trigger Segment Options if the Index Change is greater than or equal to a threshold specified by the Crediting Method used by that Segment Option.
Index-Linked Option Details, Lowest Limit on Gains [Percent]	0.50%
Index-Linked Option Details, Current Limit on Index Gains Website [Text Block]	The Company will determine Trigger Rates for Segment Options on new Contracts at our discretion, and publish them on our website, www.athene.com/products/rila/amplify2.
Index-Linked Option Details, Limits on Index Gains, Investor Considerations [Text Block]	At least fifteen calendar days before each Segment End Date, we will Notify you of the Trigger Rate for each available Segment Option for the new Segment Term Period. The Trigger Rate for a new Segment Term Period may be higher, lower or equal to the Trigger Rate for the current Segment Term Period, but will not be less than the minimum Trigger Rate. You risk the possibility that the Trigger Rate declared for a new Segment Term Period will be lower than you would find acceptable. You will have the choice of continuing in the Segment Option with the new Trigger Rate or transferring your Segment Value to another available Segment Option. If the new Trigger Rate is less than you find acceptable, you must give us Notice of any Transfer request no later than two Business Days prior to your next Segment Start Date. You may also request a Withdrawal of the Segment Value, subject to any applicable Interest Adjustment, Equity Adjustment and Withdrawal Charge (please see Access to Your Money in the “Contract Features” section for information on requesting a Withdrawal). If you do not exercise a Performance Lock, do not provide us a Transfer request, or withdraw the Segment Value, you will stay in your current Segment Option, subject to the new Trigger Rate, for the next Segment Term Period. If you exercise a Performance Lock and do not instruct us otherwise, in most circumstances your Segment Value will be re-allocated to the same Segment Option that was locked for the next Segment Term Period. Please see the “Performance Lock” section for additional details.
When choosing among offered Segment Options, consider which term lengths, limits on index gains, and limits on index losses may be appropriate for you based on your risk tolerance, liquidity needs, investment horizon, and financial goals. Consider that an Index-Linked Segment Option with a higher Buffer Rate will tend to have a lower Cap Rate, Participation Rate, Downside Participation Rate, or Trigger Rate, as applicable, compared to a Segment Option with a lower Buffer Rate for the same Reference Index and Segment Term Period. This is because of the additional downside protection offered by the higher Buffer Rate.

Index-Linked Option Details, Crediting Period [Line Items]
Index-Linked Option Details, Transactions Subject to Contract Adjustments [Text Block]	You may also request a Withdrawal of the Segment Value, subject to any applicable Interest Adjustment, Equity Adjustment and Withdrawal Charge (please see Access to Your Money in the “Contract Features” section for information on requesting a Withdrawal).
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Maturity Notice [Flag]	true
Index-Linked Option Details, Investor Reallocation [Text Block]	If the new Trigger Rate is less than you find acceptable, you must give us Notice of any Transfer request no later than two Business Days prior to your next Segment Start Date.
Index-Linked Option Details, Default Reallocation [Text Block]	If you do not exercise a Performance Lock, do not provide us a Transfer request, or withdraw the Segment Value, you will stay in your current Segment Option, subject to the new Trigger Rate, for the next Segment Term Period. If you exercise a Performance Lock and do not instruct us otherwise, in most circumstances your Segment Value will be re-allocated to the same Segment Option that was locked for the next Segment Term Period.
Index-Linked Option [Line Items]
Index-Linked Option Available, Lowest Limit on Gains [Percent]	0.50%
Trigger Rate Return Limit [Member] | Trigger Crediting Method [Member]
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Limits Positive Return [Text Block]	Each Trigger and Dual Trigger Segment Option has a Trigger Rate, which limits the maximum positive index performance that may be reflected in the Segment Credit.
Index-Linked Option Details, Limit on Index Gains Will Not Change During Crediting Period [Text Block]	The Trigger Rate is established at the beginning of the Segment Term Period and does not change for the length of the Segment Term Period.
Trigger Rate Return Limit [Member] | Dual Trigger Crediting Method [Member]
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Limits Positive Return [Text Block]	Each Trigger and Dual Trigger Segment Option has a Trigger Rate, which limits the maximum positive index performance that may be reflected in the Segment Credit.
Index-Linked Option Details, Limit on Index Gains Will Not Change During Crediting Period [Text Block]	The Trigger Rate is established at the beginning of the Segment Term Period and does not change for the length of the Segment Term Period.
Trigger Rate Return Limit [Member] | 1-Year Segment Term Trigger Crediting Method [Member]
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Lowest Limit on Gains [Percent]	1.00%
Trigger Rate Return Limit [Member] | 1-Year Segment Term Dual Trigger Crediting Method [Member]
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Lowest Limit on Gains [Percent]	0.50%
Trigger Rate Return Limit [Member] | 6-Year Segment Term Dual Trigger Crediting Method [Member]
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Lowest Limit on Gains [Percent]	3.00%
Trigger Rate Return Limit [Member] | 1-Year Segment Term Trigger Crediting Method [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Lowest Limit on Gains [Percent]	1.00%
Trigger Rate Return Limit [Member] | 1-Year Segment Term Dual Trigger Crediting Method [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Lowest Limit on Gains [Percent]	0.50%
Trigger Rate Return Limit [Member] | 6-Year Segment Term Dual Trigger Crediting Method [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Lowest Limit on Gains [Percent]	3.00%
Trigger Rate Return Limit [Member] | S&P 500® (SPX), Market Index, 1-Year, Trigger3, 10% Buffer Rate, 1% Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	1% Trigger Rate
Trigger Rate Return Limit [Member] | S&P 500® (SPX), Market Index, 1-Year, Dual Trigger3, 20% Buffer Rate, 0.50% Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	0.50%
Index-Linked Option Available, Index Gain Limit Type	0.50% Trigger Rate
Trigger Rate Return Limit [Member] | S&P 500® (SPX), Market Index, 1-Year, Dual Trigger3, 10% Buffer Rate, 0.50% Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	0.50%
Index-Linked Option Available, Index Gain Limit Type	0.50% Trigger Rate
Trigger Rate Return Limit [Member] | S&P 500® (SPX), Market Index, 6-Year, Dual Trigger3, 30% Buffer Rate, 3% Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	3.00%
Index-Linked Option Available, Index Gain Limit Type	3% Trigger Rate
Trigger Rate Return Limit [Member] | S&P 500® (SPX), Market Index, 6-Year, Dual Trigger3, 20% Buffer Rate, 3% Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	3.00%
Index-Linked Option Available, Index Gain Limit Type	3% Trigger Rate
Trigger Rate Return Limit [Member] | S&P 500® (SPX), Market Index, 6-Year, Dual Trigger3, 10% Buffer Rate, 3% Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	3.00%
Index-Linked Option Available, Index Gain Limit Type	3% Trigger Rate
Trigger Rate Return Limit [Member] | Investment Options Risk [Member] | Trigger Crediting Method [Member]
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Limits Positive Index Returns, Risk [Text Block]	For investments in a Trigger Segment Option, the Trigger Rate will also limit positive index performance (e.g., limited upside).
Index-Linked Option Key Information, Limits Positive Index Returns Example, Risk [Text Block]	For example, if a Trigger Segment Option has a Trigger Rate of 7% and the Index Change is 12%, the Segment Credit on the Segment End Date would be 7%.
Trigger Rate Return Limit [Member] | Investment Options Risk [Member] | Dual Trigger Crediting Method [Member]
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Limits Positive Index Returns, Risk [Text Block]	For investments in a Dual Trigger Segment Option, the Trigger Rate will also limit positive index performance (e.g., limited upside).
Index-Linked Option Key Information, Limits Positive Index Returns Example, Risk [Text Block]	For example, if a Dual Trigger Segment Option has a Trigger Rate of 6% and the Index Change is 12%, the Segment Credit on the Segment End Date would be 6%.
Downside Participation Rate Return Limit [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Lowest Limit on Gains [Percent]	100.00%
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Manner of Limiting the Positive Return [Text Block]	The Downside Participation Rate is a percentage used in Dual Direction Segment Options that is multiplied by the absolute value of the Index Change if the Index Change is negative but fully offset by the Buffer Rate, to calculate the Segment Credit.
Index-Linked Option Details, Lowest Limit on Gains [Percent]	100.00%
Index-Linked Option Details, Current Limit on Index Gains Website [Text Block]	The Company will determine Downside Participation Rates for Segment Options on new Contracts at our discretion, and publish them on our website, www.athene.com/products/rila/amplify2.
Index-Linked Option Details, Limits on Index Gains, Investor Considerations [Text Block]	At least fifteen calendar days before each Segment End Date, we will Notify you of the Downside Participation Rate for each available Dual Direction Segment Option for the new Segment Term Period. The Downside Participation Rate for a new Segment Term Period may be higher, lower or equal to the Downside Participation Rate for the current Segment Term Period, but will not be less than the minimum Downside Participation Rate of 100%. If the new Downside Participation Rate is lower than your current Downside Participation Rate, it will reduce your opportunity to receive a positive Segment Credit. You risk the possibility that the Downside Participation Rate declared for a new Segment Term Period will be lower than you would find acceptable. You will have the choice of continuing in the Segment Option with the new Downside Participation Rate or transferring your Segment Value to another available Segment Option. If the new Downside Participation Rate is less than you find acceptable, you must give us Notice of your requested Transfer no later than two Business Days prior to your Segment Start Date. You may also request a Withdrawal of the Segment Value, subject to any applicable Interest Adjustment, Equity Adjustment and Withdrawal Charge (please see Access to Your Money in the “Contract Features” section for information on requesting a Withdrawal). If you do not exercise a Performance Lock, do not provide us a Transfer request, or withdraw the Segment Value, you will stay in your current Segment Option, subject to the new Downside Participation Rate, for the next Segment Term Period. If you exercise a Performance Lock and do not instruct us otherwise, in most circumstances your Segment Value will be re-allocated to the same Segment Option that was locked for the next Segment Term Period. Please see the “Performance Lock” section for additional details.
When choosing among offered Segment Options, consider which term lengths, limits on index gains, and limits on index losses may be appropriate for you based on your risk tolerance, liquidity needs, investment horizon, and financial goals. Consider that an Index-Linked Segment Option with a higher Buffer Rate will tend to have a lower Cap Rate, Participation Rate, Downside Participation Rate, or Trigger Rate, as applicable, compared to a Segment Option with a lower Buffer Rate for the same Reference Index and Segment Term Period. This is because of the additional downside protection offered by the higher Buffer Rate.

Index-Linked Option Details, Crediting Period [Line Items]
Index-Linked Option Details, Transactions Subject to Contract Adjustments [Text Block]	You may also request a Withdrawal of the Segment Value, subject to any applicable Interest Adjustment, Equity Adjustment and Withdrawal Charge (please see Access to Your Money in the “Contract Features” section for information on requesting a Withdrawal).
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Maturity Notice [Flag]	true
Index-Linked Option Details, Investor Reallocation [Text Block]	If the new Downside Participation Rate is less than you find acceptable, you must give us Notice of your requested Transfer no later than two Business Days prior to your Segment Start Date.
Index-Linked Option Details, Default Reallocation [Text Block]	If you do not exercise a Performance Lock, do not provide us a Transfer request, or withdraw the Segment Value, you will stay in your current Segment Option, subject to the new Downside Participation Rate, for the next Segment Term Period. If you exercise a Performance Lock and do not instruct us otherwise, in most circumstances your Segment Value will be re-allocated to the same Segment Option that was locked for the next Segment Term Period.
Downside Participation Rate Return Limit [Member] | Dual Direction Crediting Method [Member]
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Limit on Index Gains Will Not Change During Crediting Period [Text Block]	The Cap Rate, Participation Rate, and Downside Participation Rate are established at the beginning of the Segment Term Period and do not change for the length of the Segment Term Period.
Downside Participation Rate [Member]
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Limits on Index Gains, Factors Considered [Text Block]	The Company retains the right to change the current Cap Rate, Participation Rate, Downside Participation Rate, Trigger Rate, and Annual Interest Rate for each applicable Segment Option for each new Segment Term Period at its discretion, subject to the minimum Cap Rate, minimum Participation Rate, minimum Downside Participation Rate, minimum Trigger Rate, and minimum Annual Interest Rate for each Segment Option. The Company considers a number of factors when determining whether to make such a change, including, but not limited to, the following:
•Changes in derivative, equity, and/or fixed income instrument valuations;
•Increases in hedging costs that have an impact on the Company’s ability to offer the Contract;
•Derivative market changes that impact availability and structure of derivative instruments used to hedge market risk associated with the reference indices;
•Negative fixed income instrument default experience realized by the Company;
•Changes in Company and/or Contract cost structure due to regulatory or other business management concerns; and
•Unanticipated experience that varies from our actuarial assumptions.

    We manage the market risk associated with our obligation to provide Segment Credits for Index-Linked Segment Options in part by trading call and put options and other derivative instruments on the available indices. The costs of the call and put options and other derivative instruments vary based on market conditions, and we may adjust future Cap Rates, Participation Rates, Downside Participation Rates, and Trigger Rates based on these changes. You bear the risk that we may reduce the Cap Rate, Participation Rates, Downside Participation Rates, and Trigger Rates for future Segment Term Periods, which will reduce the amount of positive Segment Credit that you may receive. We determine the applicable Cap Rates, Participation Rates, Downside Participation Rates, and Trigger Rates for each Segment Option at our sole discretion. Rates offered on Segment Option renewals may be different from those offered to new investors.

Index-Linked Option [Line Items]
Index-Linked Option Available, Lowest Limit on Gains [Percent]	100.00%
Downside Participation Rate [Member] | S&P 500® (SPX), Market Index, 1-Year, Dual Direction3, 10% Buffer Rate, 2% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Index Gain Limit Type	100% Downside Participation Rate
Downside Participation Rate [Member] | S&P 500® (SPX), Market Index, 6-Year, Dual Direction3, 20% Buffer Rate, 12% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Index Gain Limit Type	100% Downside Participation Rate
Trigger Rate [Member]
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Limits on Index Gains, Factors Considered [Text Block]	The Company retains the right to change the current Cap Rate, Participation Rate, Downside Participation Rate, Trigger Rate, and Annual Interest Rate for each applicable Segment Option for each new Segment Term Period at its discretion, subject to the minimum Cap Rate, minimum Participation Rate, minimum Downside Participation Rate, minimum Trigger Rate, and minimum Annual Interest Rate for each Segment Option. The Company considers a number of factors when determining whether to make such a change, including, but not limited to, the following:
•Changes in derivative, equity, and/or fixed income instrument valuations;
•Increases in hedging costs that have an impact on the Company’s ability to offer the Contract;
•Derivative market changes that impact availability and structure of derivative instruments used to hedge market risk associated with the reference indices;
•Negative fixed income instrument default experience realized by the Company;
•Changes in Company and/or Contract cost structure due to regulatory or other business management concerns; and
•Unanticipated experience that varies from our actuarial assumptions.

    We manage the market risk associated with our obligation to provide Segment Credits for Index-Linked Segment Options in part by trading call and put options and other derivative instruments on the available indices. The costs of the call and put options and other derivative instruments vary based on market conditions, and we may adjust future Cap Rates, Participation Rates, Downside Participation Rates, and Trigger Rates based on these changes. You bear the risk that we may reduce the Cap Rate, Participation Rates, Downside Participation Rates, and Trigger Rates for future Segment Term Periods, which will reduce the amount of positive Segment Credit that you may receive. We determine the applicable Cap Rates, Participation Rates, Downside Participation Rates, and Trigger Rates for each Segment Option at our sole discretion. Rates offered on Segment Option renewals may be different from those offered to new investors.

S&P 500 Price Return Index [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]
Annual Return, Caption	S&P 500® Price Return Index
Annual Return [Percent]		16.39%	23.31%	24.23%	(19.44%)	26.89%	16.26%	28.88%	(6.24%)	19.42%	9.54%
Annual Return, Example Capped and Buffered [Percent]		5.00%	5.00%	5.00%	(9.44%)	5.00%	5.00%	5.00%	0.00%	5.00%	5.00%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]
[1]This Index is a price return index, not a total return index, and therefore does not reflect dividends paid on the securities composing the Reference Index. This will reduce the Index Change and will cause the Reference Index to underperform a direct investment in the securities composing the Reference Index.

Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Investment Types [Text Block]	The S&P 500® Price Return Index (ticker symbol: SPX) was established by Standard & Poor’s. The S&P 500® Price Return Index includes 500 leading companies in leading industries of the US economy, capturing 75% coverage of U.S. Equities
Index-Linked Option Details, Index Additional Information [Text Block]	For the applicable index disclosure, please see Appendix F - Index Disclosures.
Index-Linked Option Details, Price Return Index Does not Reflect Dividends [Text Block]	[1]This Index is a price return index, not a total return index, and therefore does not reflect dividends paid on the securities composing the Reference Index.
Index-Linked Option Details, Price Return Index Underperforms Direct Investments [Text Block]	This will reduce the Index Change and will cause the Reference Index to underperform a direct investment in the securities composing the Reference Index.
Russell 2000 Price Return Index [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]
Annual Return, Caption	Russell 2000® Price Return Index
Annual Return [Percent]		11.29%	10.02%	15.09%	(21.56%)	13.70%	18.36%	23.72%	(12.18%)	13.14%	19.48%
Annual Return, Example Capped and Buffered [Percent]		5.00%	5.00%	5.00%	(11.56%)	5.00%	5.00%	5.00%	(2.18%)	5.00%	5.00%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]
[1]This Index is a price return index, not a total return index, and therefore does not reflect dividends paid on the securities composing the Reference Index. This will reduce the Index Change and will cause the Reference Index to underperform a direct investment in the securities composing the Reference Index.

Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Investment Types [Text Block]	The Russell 2000® Price Return Index (ticker symbol: RTY) was established by Russell Investments. The Russell 2000® Price Return Index measures the performance of the small-cap segment of the US equity universe. The Russell 2000® Price Return Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership
Index-Linked Option Details, Index Additional Information [Text Block]	For the applicable index disclosure, please see Appendix F - Index Disclosures.
Index-Linked Option Details, Price Return Index Does not Reflect Dividends [Text Block]	[1]This Index is a price return index, not a total return index, and therefore does not reflect dividends paid on the securities composing the Reference Index.
Index-Linked Option Details, Price Return Index Underperforms Direct Investments [Text Block]	This will reduce the Index Change and will cause the Reference Index to underperform a direct investment in the securities composing the Reference Index.
MSCI EAFE Price Return Index [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]
Annual Return, Caption	MSCI EAFE Price Return Index
Annual Return [Percent]		27.89%	1.15%	15.03%	(16.79%)	8.78%	5.43%	18.44%	(16.14%)	21.78%	(1.88%)
Annual Return, Example Capped and Buffered [Percent]		5.00%	1.15%	5.00%	(6.79%)	5.00%	5.00%	5.00%	(6.14%)	5.00%	0.00%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]
[1]This Index is a price return index, not a total return index, and therefore does not reflect dividends paid on the securities composing the Reference Index. This will reduce the Index Change and will cause the Reference Index to underperform a direct investment in the securities composing the Reference Index.

Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Investment Types [Text Block]	The MSCI EAFE Price Return Index (ticker symbol: MXEA) is a free float-adjusted market capitalization index that is designed to measure the equity performance of developed markets, excluding the US and Canada. As of the date of this prospectus, the MSCI EAFE consists of securities from the following 21 developed countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.
Index-Linked Option Details, Index Additional Information [Text Block]	For the applicable index disclosure, please see Appendix F - Index Disclosures.
Index-Linked Option Details, Price Return Index Does not Reflect Dividends [Text Block]	[1]This Index is a price return index, not a total return index, and therefore does not reflect dividends paid on the securities composing the Reference Index.
Index-Linked Option Details, Price Return Index Underperforms Direct Investments [Text Block]	This will reduce the Index Change and will cause the Reference Index to underperform a direct investment in the securities composing the Reference Index.
Nasdaq-100 Price Return Index [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]
Annual Return, Caption	Nasdaq-100® Price Return Index
Annual Return [Percent]		20.17%	24.88%	53.81%	(32.97%)	26.63%	47.58%	37.96%	(1.04%)	31.52%	5.89%
Annual Return, Example Capped and Buffered [Percent]		5.00%	5.00%	5.00%	(22.97%)	5.00%	5.00%	5.00%	0.00%	5.00%	5.00%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]
[1]This Index is a price return index, not a total return index, and therefore does not reflect dividends paid on the securities composing the Reference Index. This will reduce the Index Change and will cause the Reference Index to underperform a direct investment in the securities composing the Reference Index.

Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Investment Types [Text Block]	The Nasdaq-100® Price Return Index (ticker symbol: NDX) includes 100 of the largest domestic and international non-financial securities listed on The NASDAQ Stock Market based on market capitalization.
Index-Linked Option Details, Index Additional Information [Text Block]	For the applicable index disclosure, please see Appendix F - Index Disclosures.
Index-Linked Option Details, Price Return Index Does not Reflect Dividends [Text Block]	[1]This Index is a price return index, not a total return index, and therefore does not reflect dividends paid on the securities composing the Reference Index.
Index-Linked Option Details, Price Return Index Underperforms Direct Investments [Text Block]	This will reduce the Index Change and will cause the Reference Index to underperform a direct investment in the securities composing the Reference Index.
Shiller Barclays CAPE US Mid-Month Sector TR Net Index [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]
Annual Return, Caption	Shiller Barclays CAPE® US Mid-Month Sector TR Net Index
Annual Return [Percent]		10.70%	13.94%	27.64%	(19.53%)
Annual Return, Example Capped and Buffered [Percent]		5.00%	5.00%	5.00%	(9.53%)
Index-Linked Option Details, Price Return Index Underperforms [Text Block]
[1]The index returns are net of a 0.95% annualized fee deducted on a daily basis. This will reduce the index performance, and the index will underperform similar portfolios from which fees are not deducted.
The index returns are net of a 0.95% annualized fee deducted on a daily basis. This will reduce the index performance, and the index will underperform similar portfolios from which fees are not deducted.

Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Investment Types [Text Block]
The Shiller Barclays CAPE® US Mid-Month Sector TR Net Index (“Shiller Barclays CAPE® Index”) (ticker symbol: BXIIMSTN) tracks the performance of certain US Sector Exchange Traded Funds (“Sector ETFs”). The index is designed to capture the performance of equity securities issued by large-capitalization US companies in four of 11 eligible US Sectors in the S&P 500® (the “US Sectors”) that are the most undervalued and, therefore, likely to provide attractive returns to investors.

The Sector ETFs represent the performance of the following 11 eligible US Sectors in the S&P 500®: (1)
utilities, (2) consumer staples, (3) financials, (4) technology, (5) healthcare, (6) energy, (7) consumer discretionary,
(8) industrial, (9) real estate, (10) communications services and (11) materials. Each Sector ETF seeks to track as its benchmark index a corresponding sector-specific index (“Sector Index”), which is an S&P 500® index in the case of all Sector Indices except the real estate sector, for which the corresponding Sector Index is the Dow Jones US Real
Estate Index. Each Sector Index is calculated and published by S&P Dow Jones Indices LLC.
Index-Linked Option Details, Index Additional Information [Text Block]	For the applicable index disclosure, please see Appendix F - Index Disclosures.
C000258317 [Member]
Non-variable Annuities [Line Items]
Non-variable Annuities, Name	Athene Amplify® 2.0
Non-variable Annuities, Number Outstanding | contract	14,232
Non-variable Annuities, Total Value	$ 2,290,959,353
Non-variable Annuities, Number Sold | contract	3,498
Non-variable Annuities, Gross Premiums	$ 650,810,648
Non-variable Annuities, Value Redeemed	$ 37,031,904
Non-variable Annuities, Combination [Flag]	false